UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-21864

                                  WisdomTree Trust

(Exact name of registrant as specified in charter)

380 Madison Avenue, 21st Floor

                                      New York, NY 10017

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

                               Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (866) 909-9473

Date of fiscal year end:  March 31

Date of reporting period:  March 28, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

WisdomTree Trust

International Dividend and Sector Funds

Annual Report

March 28, 2013

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree Global Equity Income Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Global ex-U.S. Growth Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree Europe Hedged Equity Fund (HEDJ)

(formerly, WisdomTree International Hedged Equity Fund (HEDJ))

WisdomTree Commodity Country Equity Fund (CCXE)

WisdomTree Global Natural Resources Fund (GNAT)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree China Dividend ex-Financials Fund (CHXF)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Management’s Discussion of Funds’ Performance

(unaudited)

Market Environment Overview

The international equity markets, measured by the MSCI EAFE Index, a broad measure of equity performance for the developed world outside the U.S and Canada, returned 11.27% in the 12-month period that ended March 28, 2013 (the “period”). Compared to peak levels reached in 2007, the MSCI EAFE Index is still down on a cumulative basis by more than 17.5%. The emerging markets, shown through the MSCI Emerging Markets Index, failed to keep pace with the developed world markets for the period. The MSCI Emerging Markets Index returned 1.73%. This was 12 percentage points behind the S&P 500 Index and over 9 percentage points behind the MSCI EAFE Index.

Although the MSCI EAFE Index lagged the broad U.S. domestic markets, it was still a strong performance year for international equity markets. The resolution of the Greek debt crisis and the ability for Europe to advert other major peripheral debt concerns allowed the international equity markets to grind higher through the end of the last year. Resolution surrounding the fiscal cliff and continued accommodative economic policy from the U.S. led developed international equity markets mostly higher in the first quarter of 2013. Broad emerging market equities have lagged both U.S. and international developed markets. It seems investors have been selling higher risk emerging market equities to try and catch the performance of the U.S. markets, which have made new record highs.

A majority of the MSCI EAFE Index sectors had positive performance over the period, but returns in the defensive sectors of Healthcare and Consumer Staples led. The Financial sector, which holds the largest weight, was the biggest positive contributor to index performance. The Utilities, Energy and Material sectors all had negative returns over the period and detracted from total index performance. A similar story unfolded in the emerging markets, with defensive sectors outperforming cyclical sectors over the time period.

WisdomTree Fund’s Performance Overview

Measured in local currency, the MSCI EAFE Index returned 13.08% over the period. The foreign currency component of the developed world returns subtracted a little less than 2 percentage points to the returns of the MSCI EAFE Index. During the period, the euro depreciated against the U.S. dollar, weakening by almost 4% over the period. Weakening currencies relative to the U.S. dollar decrease the value of foreign investments measured in U.S. dollars and tend to lower returns experienced by U.S. investors who invest overseas.

The following table reflects the WisdomTree Funds’ performance versus capitalization-weighted benchmark indexes:

Ticker	WisdomTree Fund	1-Year NAV Return	Performance Benchmark	1-Year Return	Difference
DWM	WisdomTree DEFA Fund	11.42%	MSCI EAFE Index	11.27%	0.15%
DTH	WisdomTree DEFA Equity Income Fund	12.08%	MSCI EAFE Value Index	11.09%	0.99%
DEW	WisdomTree Global Equity Income Fund	10.51%	MSCI AC World Index	10.53%	-0.02%
DFE	WisdomTree Europe SmallCap Dividend Fund	14.33%	MSCI Europe Small Cap Index	14.56%	-0.23%
DXJ	WisdomTree Japan Hedged Equity Fund	19.12%	MSCI Japan Local Currency Index	24.10%	-4.98%
DNL	WisdomTree Global ex-U.S. Growth Fund	5.03%	MSCI AC World ex-USA Growth Index	9.03%	-4.00%
DFJ	WisdomTree Japan SmallCap Dividend Fund	9.97%	MSCI Japan Small Cap Index	12.12%	-2.15%
AXJL	WisdomTree Asia Pacific ex-Japan Fund	11.18%	MSCI AC Asia Pacific ex-Japan Index	10.67%	0.51%

WisdomTree International Dividend and Sector Funds	1

Management’s Discussion of Funds’ Performance

(unaudited) (continued)

Ticker	WisdomTree Fund	1-Year NAV Return	Performance Benchmark	1-Year Return	Difference
AUSE	WisdomTree Australia Dividend Fund	20.49%	MSCI Australia Index	22.20%	-1.71%
DOL	WisdomTree International LargeCap Dividend Fund	10.80%	MSCI EAFE Index	11.27%	-0.47%
DOO	WisdomTree International Dividend ex-Financials Fund	5.98%	MSCI EAFE Value Index	11.09%	-5.11%
DIM	WisdomTree International MidCap Dividend Fund	11.32%	MSCI EAFE Mid Cap Index	10.76%	0.56%
DLS	WisdomTree International SmallCap Dividend Fund	16.78%	MSCI EAFE Small Cap Index	13.43%	3.35%
DEM	WisdomTree Emerging Markets Equity Income Fund	-1.05%	MSCI Emerging Markets Index	1.73%	-2.78%
DGS	WisdomTree Emerging Markets SmallCap Dividend Fund	10.58%	MSCI Emerging Markets Small Cap Index	8.92%	1.66%
GULF	WisdomTree Middle East Dividend Fund	8.46%	MSCI Arabian Markets ex Saudi Arabia Index	2.25%	6.21%
HEDJ	WisdomTree Europe Hedged Equity Fund	16.06%	MSCI EAFE Local Currency/MSCI EMU Local Currency Spliced Index	8.93%	7.13%
CCXE	WisdomTree Commodity Country Equity Fund	5.72%	MSCI ACWI ex-USA Index	8.32%	-2.60%
GNAT	WisdomTree Global Natural Resources Fund	-6.55%	S&P Global Natural Resources Index	-1.92%	-4.63%
DBU	WisdomTree Global ex-U.S. Utilities Fund	-1.54%	S&P Developed Ex-US BMI Utilities Sector Index	-0.47%	-1.07%
DRW	WisdomTree Global ex-U.S. Real Estate Fund	22.62%	Dow Jones Global ex-US Select Real Estate Securities Index	25.89%	-3.27%
CHXF*	WisdomTree China Dividend ex-Financials Fund	3.76%	MSCI China Index	7.95%	-4.19%
			FTSE 25 China Index	6.05%	-2.29%
*	Total returns shown are for the period September 19, 2012 (commencement of operations) to March 28, 2013.

WisdomTree’s international dividend weighted funds are designed to track indexes based on the dividend stream generated by the companies included in the index. The dividend stream is defined as the sum of all dividends paid over the prior 12 months for each company. There are two primary factors that drive performance differentials versus market cap-weighted benchmarks. The first is aggregate exposure to one or more sectors or countries. The second is stock selection within each sector or country. Both of these are determined as part of WisdomTree’s rules-based index methodology. These exposures are not subjectively determined. Rather, they are objectively determined at the Index rebalancing dates based on the dividend stream.

WisdomTree’s best performing fund for the year was the WisdomTree Global ex-U.S. Real Estate Fund. The global real estate market, as measured by the Dow Jones Global ex-U.S. Select Real Estate Securities Index is still around 30 percent off from the 2007 highs, but the index is up over 250 percent from the early 2009 lows. Last year the index continued to trend higher as positive numbers continue to materialize. The WisdomTree Global ex-U.S. Real Estate Fund returned 22.62% for the period. The Fund’s benchmark, the Dow Jones Global ex-U.S. Select Real Estate Securities Index, returned 25.89% for the same period.

The Asia/Pacific region saw the largest gains within the International developed world over the time period. The WisdomTree Australia Dividend Fund returned a positive 20.49%. China’s positive economic growth and ability to avoid a hard landing helped resource rich Australia post positive equity performance. The WisdomTree Japan Hedged Equity Fund delivered a 19.12% return over the year, most of it coming in the second half. A newly elected prime minister with an aggressive inflation target and accommodative Bank of Japan helped equities soar. The yen weakened over 12 percent during the time period which helped contribute to the positive performance of the

2	WisdomTree International Dividend and Sector Funds

Management’s Discussion of Funds’ Performance

(unaudited) (continued)

WisdomTree Japan Hedged Equity Fund. As a result of yen weakening, the WisdomTree Japan SmallCap Dividend Fund returned 9.97% for the period since it does not hedge against the currency.

While the overall emerging markets lagged both the broad U.S. and developed international markets there was a noticeable difference in performance between size capitalizations. The WisdomTree Emerging Markets SmallCap Dividend Fund returned 10.58%, while the WisdomTree Emerging Markets Equity Income Fund was down -1.05% for the period, over an 11% difference. The MSCI Emerging Markets Small Cap Index returned 8.92%, while the MSCI Emerging Markets Index returned 1.73%, over a 7% difference.

The two WisdomTree International Funds with the lowest returns over the period were the WisdomTree Global ex-U.S. Utilities Fund and the WisdomTree Global Natural Resources Fund. Both of these funds are sector specific and usually have higher risk/reward metrics. Both of these sectors were out of favor within the global markets over the time period, which resulted in negative performance.

Fund returns are shown at NAV. Please see Performance Summaries on the subsequent pages for more complete performance information. Please see pages 26-29 for the list of index descriptions.

Fund performance assumes reinvestment of dividends and capital gain distributions. An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs.

Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results. For the most recent month end performance information visit www.wisdomtree.com.

WisdomTree International Dividend and Sector Funds	3

Performance Summary (unaudited)

WisdomTree DEFA Fund (DWM)

Sector Breakdown† as of 3/28/13

Sector	% of Net Assets
Financials	23.6%
Industrials	12.7%
Consumer Staples	10.3%
Telecommunication Services	9.9%
Consumer Discretionary	9.4%
Health Care	8.6%
Energy	8.3%
Materials	7.2%
Utilities	6.1%
Information Technology	3.1%
Other Assets less Liabilities‡	0.8%
TOTAL	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/28/13

Description	% of Net Assets
Westpac Banking Corp.	1.8%
HSBC Holdings PLC	1.7%
Commonwealth Bank of Australia	1.7%
China Mobile Ltd.	1.5%
Novartis AG	1.4%
National Australia Bank Ltd.	1.4%
Nestle SA	1.4%
Vodafone Group PLC	1.4%
Australia & New Zealand Banking Group Ltd.	1.3%
Roche Holding AG - Genusschein	1.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree DEFA Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend Index of Europe, Far East Asia and Australasia (the “WisdomTree DEFA Index”).

The Fund returned 11.42% at net asset value (“NAV”) for the fiscal year ending March 28, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its investments in Australia. The Fund’s position in Spain created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised March 25, 2013, the Fund’s annual expense ratio was 0.48%.

Performance as of 3/28/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree DEFA Index	MSCI EAFE Index
One Year	11.42%	11.12%	11.60%	11.27%
Three Year	5.19%	5.34%	5.17%	5.01%
Five Year	-1.21%	-1.21%	-0.81%	-0.88%
Since Inception[1]	2.82%	2.90%	3.24%	2.31%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

4	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree DEFA Equity Income Fund (DTH)

Sector Breakdown† as of 3/28/13

Sector	% of Net Assets
Financials	28.8%
Telecommunication Services	13.0%
Health Care	10.4%
Industrials	9.8%
Energy	9.8%
Utilities	8.3%
Consumer Staples	6.8%
Materials	5.7%
Consumer Discretionary	5.5%
Information Technology	1.1%
Investment Company	0.2%
Other Assets less Liabilities‡	0.6%
TOTAL	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/28/13

Description	% of Net Assets
Westpac Banking Corp.	3.0%
Commonwealth Bank of Australia	2.8%
HSBC Holdings PLC	2.7%
Novartis AG	2.3%
National Australia Bank Ltd.	2.3%
Vodafone Group PLC	2.3%
Australia & New Zealand Banking Group Ltd.	2.1%
Total SA	2.0%
Roche Holding AG - Genusschein	1.9%
BP PLC	1.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree DEFA Equity Income Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree DEFA Equity Income Index.

The Fund returned 12.08% at net asset value (“NAV”) for the fiscal year ending March 28, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its investments in Australia. The Fund’s position in Spain created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs. NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised March 25, 2013, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/28/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree DEFA Equity Income Index	MSCI EAFE Value Index
One Year	12.08%	11.90%	12.54%	11.09%
Three Year	4.41%	4.78%	4.57%	3.48%
Five Year	-1.99%	-1.94%	-1.64%	-1.69%
Since Inception[1]	1.81%	1.82%	2.50%	1.16%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree International Dividend and Sector Funds	5

Performance Summary (unaudited)

WisdomTree Global Equity Income Fund (DEW)

Sector Breakdown† as of 3/28/13

Sector	% of Net Assets
Financials	27.7%
Telecommunication Services	16.0%
Energy	12.2%
Health Care	9.7%
Utilities	8.6%
Materials	7.0%
Industrials	6.9%
Consumer Staples	5.9%
Consumer Discretionary	3.7%
Information Technology	1.7%
Investment Company	0.2%
Other Assets less Liabilities‡	0.4%
TOTAL	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/28/13

Description	% of Net Assets
AT&T, Inc.	1.8%
Westpac Banking Corp.	1.7%
HSBC Holdings PLC	1.7%
Commonwealth Bank of Australia	1.6%
China Construction Bank Corp. Class H	1.6%
Novartis AG	1.5%
China Mobile Ltd.	1.5%
Pfizer, Inc.	1.4%
National Australia Bank Ltd.	1.3%
Vodafone Group PLC	1.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Global Equity Income Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global Equity Income Index.

The Fund returned 10.51% at net asset value (“NAV”) for the fiscal year ending March 28, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its investments in Australia. The Fund’s position in Spain created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised March 25, 2013, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/28/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Europe Equity Income/ Global Equity Income Spliced Index[1]	MSCI Europe Value/ MSCI AC World Spliced Index[2]
One Year	10.51%	10.99%	10.92%	10.53%
Three Year	6.74%	6.97%	6.82%	7.77%
Five Year	-0.51%	-0.42%	-0.32%	-0.44%
Since Inception[3]	2.66%	2.67%	3.01%	2.69%
[1]	WisdomTree Europe Equity Income Index through June 19, 2009; WisdomTree Global Equity Income Index thereafter.
[2]	MSCI Europe Value Index through June 19, 2009; MSCI AC World Index thereafter.
[3]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

6	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

Sector Breakdown† as of 3/28/13

Sector	% of Net Assets
Industrials	26.1%
Consumer Discretionary	19.3%
Financials	15.3%
Information Technology	11.1%
Materials	7.3%
Consumer Staples	6.5%
Energy	3.9%
Telecommunication Services	3.7%
Health Care	3.6%
Utilities	2.6%
Other Assets less Liabilities‡	0.6%
TOTAL	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/28/13

Description	% of Net Assets
Cable & Wireless Communications PLC	2.0%
Nexity SA	1.8%
Antena 3 de Television S.A.	1.6%
Banca Generali SpA	1.5%
Sonae	1.4%
ERG SpA	1.3%
Comdirect Bank AG	1.2%
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	1.0%
Fabege AB	1.0%
Duro Felguera S.A.	1.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Europe SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe SmallCap Dividend Index.

The Fund returned 14.33% at net asset value (“NAV”) for the fiscal year ending March 28, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its investments in the United Kingdom. The Fund’s position in Denmark created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised March 25, 2013, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/28/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Europe SmallCap Dividend Index	MSCI Europe Small Cap Index
One Year	14.33%	12.84%	14.93%	14.56%
Three Year	7.92%	7.96%	8.35%	8.39%
Five Year	-1.09%	-1.15%	-0.56%	0.93%
Since Inception[1]	2.52%	2.28%	2.83%	4.48%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree International Dividend and Sector Funds	7

Performance Summary (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

Sector Breakdown† as of 3/28/13

Sector	% of Net Assets
Industrials	23.1%
Consumer Discretionary	18.9%
Information Technology	15.3%
Health Care	13.9%
Materials	11.4%
Consumer Staples	9.5%
Financials	7.2%
Energy	0.1%
Other Assets less Liabilities‡	0.6%
TOTAL	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/28/13

Description	% of Net Assets
Mitsubishi UFJ Financial Group, Inc.	5.8%
Takeda Pharmaceutical Co., Ltd.	5.4%
Canon, Inc.	4.5%
Honda Motor Co. Ltd.	4.0%
Japan Tobacco, Inc.	3.1%
Mitsui & Co., Ltd.	3.1%
Toyota Motor Corp.	2.8%
Nissan Motor Co. Ltd.	2.8%
Astellas Pharma, Inc.	2.5%
ITOCHU Corp.	2.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Equity Index. The Fund seeks to provide Japanese equity returns while mitigating or “hedging” against fluctuations between the value of the Japanese yen and the U.S. dollar.

The Fund returned 19.12% at net asset value (“NAV”) for the fiscal year ending March 28, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in the Health Care sector. The Fund’s position in the Utilities sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised March 25, 2013, the Fund’s annual expense ratio was 0.48%.

Performance as of 3/28/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Japan Dividend/ Japan Hedged Equity Spliced Index[1]	MSCI Japan/ MSCI Japan Local Currency Spliced Index[2]
One Year	19.12%	18.67%	19.07%	24.10%
Three Year	2.36%	2.46%	2.50%	3.40%
Five Year	-0.66%	-0.54%	-0.73%	-0.49%
Since Inception[3]	-0.88%	-0.74%	-0.89%	-0.94%
[1]	WisdomTree Japan Dividend Index through March 31, 2010; WisdomTree Japan Hedged Equity Index thereafter.
[2]	MSCI Japan Index through March 31, 2010; MSCI Japan Local Currency Index thereafter.
[3]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

8	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree Global ex-U.S. Growth Fund (DNL)

Sector Breakdown† as of 3/28/13

Sector	% of Net Assets
Consumer Staples	18.2%
Financials	15.5%
Energy	14.7%
Consumer Discretionary	12.7%
Telecommunication Services	11.3%
Materials	10.7%
Industrials	6.9%
Information Technology	4.1%
Utilities	2.6%
Health Care	1.8%
Investment Company	1.2%
Other Assets less Liabilities‡	0.3%
TOTAL	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/28/13

Description	% of Net Assets
China Mobile Ltd.	6.7%
Nestle SA	6.2%
Royal Dutch Shell PLC Class B	3.9%
Statoil ASA	2.8%
Anheuser-Busch InBev N.V.	2.6%
CNOOC Ltd.	2.4%
Vale SA	2.1%
BHP Billiton PLC	2.0%
SAP AG	1.8%
SABMiller PLC	1.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Global ex-U.S. Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Growth Index.

The Fund returned 5.03% at net asset value (“NAV”) for the fiscal year ending March 28, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in the Consumer Staples sector. The Fund’s position in the Materials sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised March 25, 2013, the Fund’s annual expense ratio was 0.59%.

Performance as of 3/28/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Japan Equity Income/ Global ex-U.S. Growth Spliced Index[1]	MSCI Japan Value/ MSCI AC World ex-U.S.A. Growth Spliced Index[2]
One Year	5.03%	5.10%	5.99%	9.03%
Three Year	4.21%	4.37%	5.10%	5.45%
Five Year	3.87%	3.89%	4.54%	5.55%
Since Inception[3]	3.04%	3.16%	3.63%	4.15%
[1]	WisdomTree Japan Equity Income Index through June 19, 2009; WisdomTree Global ex-U.S. Growth Index thereafter.
[2]	MSCI Japan Value Index through June 19, 2009; MSCI AC World ex-U.S.A. Growth Index thereafter.
[3]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree International Dividend and Sector Funds	9

Performance Summary (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

Sector Breakdown† as of 3/28/13

Sector	% of Net Assets
Industrials	23.8%
Consumer Discretionary	21.4%
Financials	14.7%
Materials	12.6%
Consumer Staples	9.4%
Information Technology	9.2%
Health Care	5.8%
Energy	1.4%
Utilities	0.4%
Other Assets less Liabilities‡	1.3%
TOTAL	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/28/13

Description	% of Net Assets
Tsumura & Co.	0.7%
Casio Computer Co., Ltd.	0.7%
Tokai Tokyo Financial Holdings, Inc.	0.7%
Tosoh Corp.	0.7%
Nissan Chemical Industries Ltd.	0.7%
Kaken Pharmaceutical Co., Ltd.	0.6%
Toyo Ink SC Holdings Co., Ltd.	0.6%
Nipro Corp.	0.6%
Denki Kagaku Kogyo KK	0.6%
Nippon Kayaku Co., Ltd.	0.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Japan SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan SmallCap Dividend Index.

The Fund returned 9.97% at net asset value (“NAV”) for the fiscal year ending March 28, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in the Consumer Discretionary sector. The Fund’s position in the Materials sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised March 25, 2013, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/28/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Japan SmallCap Dividend Index	MSCI Japan Small Cap Index
One Year	9.97%	10.04%	10.57%	12.12%
Three Year	7.77%	7.82%	8.82%	8.66%
Five Year	3.91%	3.92%	4.73%	3.76%
Since Inception[1]	1.05%	1.32%	1.76%	0.23%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

10	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

Sector Breakdown† as of 3/28/13

Sector	% of Net Assets
Financials	27.0%
Telecommunication Services	21.3%
Materials	10.5%
Energy	9.6%
Industrials	8.1%
Consumer Staples	6.7%
Information Technology	6.7%
Utilities	3.6%
Consumer Discretionary	3.2%
Investment Company	2.1%
Health Care	0.7%
Other Assets less Liabilities‡	0.5%
TOTAL	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/28/13

Description	% of Net Assets
China Mobile Ltd.	6.6%
China Construction Bank Corp. Class H	3.7%
Telstra Corp., Ltd.	3.2%
Singapore Telecommunications Ltd.	2.8%
Westpac Banking Corp.	2.8%
BHP Billiton Ltd.	2.7%
Commonwealth Bank of Australia	2.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.4%
CNOOC Ltd.	2.3%
iPath MSCI India Index ETN	2.1%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Asia Pacific ex-Japan Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Asia Pacific ex-Japan Index.

The Fund returned 11.18% at net asset value (“NAV”) for the fiscal year ending March 28, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its investments in Australia. The Fund’s position in Taiwan created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised March 25, 2013, the Fund’s annual expense ratio was 0.50%.

Performance as of 3/28/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Pacific ex-Japan Dividend/Asia Pacific ex-Japan Spliced Index[1]	MSCI Pacific ex-Japan/MSCI AC Asia Pacific ex-Japan Spliced Index[2]
One Year	11.18%	11.11%	11.81%	10.67%
Three Year	7.83%	8.12%	8.82%	6.24%
Five Year	4.17%	4.18%	5.22%	3.98%
Since Inception[3]	9.54%	9.62%	10.70%	8.39%
[1]	WisdomTree Pacific ex-Japan Dividend Index through June 17, 2011; WisdomTree Asia Pacific ex-Japan Index thereafter.
[2]	MSCI Pacific ex-Japan Index through June 17, 2011; MSCI AC Asia Pacific ex-Japan Index thereafter.
[3]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree International Dividend and Sector Funds	11

Performance Summary (unaudited)

WisdomTree Australia Dividend Fund (AUSE)

Sector Breakdown† as of 3/28/13

Sector	% of Net Assets
Financials	22.9%
Consumer Discretionary	20.6%
Industrials	12.1%
Consumer Staples	11.4%
Materials	8.9%
Energy	6.6%
Health Care	6.4%
Telecommunication Services	4.3%
Information Technology	3.0%
Utilities	2.9%
Other Assets less Liabilities‡	0.9%
TOTAL	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/28/13

Description	% of Net Assets
Seven West Media Ltd.	4.9%
Westpac Banking Corp.	3.7%
TABCORP Holdings Ltd.	3.5%
National Australia Bank Ltd.	3.4%
Tatts Group Ltd.	2.9%
Telstra Corp., Ltd.	2.9%
Australia & New Zealand Banking Group Ltd.	2.8%
Commonwealth Bank of Australia	2.8%
AMP Ltd.	2.6%
Flight Centre Ltd.	2.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Australia Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Australia Dividend Index.

The Fund returned 20.49% at net asset value (“NAV”) for the fiscal year ending March 28, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in the Financials sector. The Fund’s position in the Materials sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFS, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised March 25, 2013, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/28/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Pacific ex-Japan Equity Income/ Australia Dividend Spliced Index[1]	MSCI Pacific ex-Japan Value/ MSCI Australia Spliced Index[2]
One Year	20.49%	20.72%	20.67%	22.20%
Three Year	9.72%	10.27%	10.04%	10.51%
Five Year	7.30%	7.27%	7.75%	6.81%
Since Inception[3]	10.34%	10.41%	10.91%	9.29%
[1]	WisdomTree Pacific ex-Japan Equity Income Index through June 17, 2011; WisdomTree Australia Dividend Index thereafter.
[2]	MSCI Pacific ex-Japan Value Index through June 17, 2011; MSCI Australia Index thereafter.
[3]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

12	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

Sector Breakdown† as of 3/28/13

Sector	% of Net Assets
Financials	25.3%
Telecommunication Services	12.1%
Consumer Staples	12.1%
Health Care	10.4%
Energy	10.2%
Industrials	8.0%
Consumer Discretionary	6.8%
Materials	6.7%
Utilities	6.0%
Information Technology	1.8%
Investment Company	0.0%
Other Assets less Liabilities‡	0.6%
TOTAL	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/28/13

Description	% of Net Assets
Westpac Banking Corp.	2.4%
HSBC Holdings PLC	2.2%
Commonwealth Bank of Australia	2.1%
Novartis AG	2.0%
China Mobile Ltd.	2.0%
Vodafone Group PLC	1.9%
National Australia Bank Ltd.	1.8%
Total SA	1.7%
Roche Holding AG - Genusschein	1.7%
Nestle SA	1.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree International LargeCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International LargeCap Dividend Index.

The Fund returned 10.80% at net asset value (“NAV”) for the fiscal year ending March 28, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its investments in Australia. The Fund’s position in Spain created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised March 25, 2013, the Fund’s annual expense ratio was 0.48%.

Performance as of 3/28/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International LargeCap Dividend Index	MSCI EAFE Index
One Year	10.80%	10.70%	11.11%	11.27%
Three Year	4.38%	4.62%	4.64%	5.01%
Five Year	-1.53%	-1.48%	-1.45%	-0.88%
Since Inception[1]	2.45%	2.39%	2.77%	2.31%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree International Dividend and Sector Funds	13

Performance Summary (unaudited)

WisdomTree International Dividend ex-Financials Fund (DOO)

Sector Breakdown† as of 3/28/13

Sector	% of Net Assets
Consumer Staples	13.7%
Utilities	13.6%
Telecommunication Services	13.2%
Industrials	13.1%
Energy	11.8%
Health Care	10.9%
Materials	9.2%
Consumer Discretionary	9.2%
Information Technology	4.9%
Investment Company	0.0%
Other Assets less Liabilities‡	0.4%
TOTAL	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/28/13

Description	% of Net Assets
Telstra Corp., Ltd.	2.5%
Singapore Airlines Ltd.	2.4%
Repsol YPF SA	2.2%
Enel SpA	2.2%
Carrefour SA	2.2%
France Telecom SA	2.0%
Wesfarmers Ltd.	1.9%
BAE Systems PLC	1.9%
Singapore Telecommunications Ltd.	1.7%
Israel Chemicals Ltd.	1.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree International Dividend ex-Financials Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Dividend ex-Financials Index.

The Fund returned 5.98% at net asset value (“NAV”) for the fiscal year ending March 28, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its investments in Australia. The Fund’s position in Spain created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised March 25, 2013, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/28/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Dividend Top 100/International Dividend ex-Financials Spliced Index[1]	MSCI EAFE Value Index
One Year	5.98%	5.37%	5.97%	11.09%
Three Year	4.15%	4.23%	4.11%	3.48%
Five Year	-2.44%	-2.47%	-2.55%	-1.69%
Since Inception[2]	2.34%	2.19%	2.48%	1.16%
[1]	WisdomTree International Dividend Top 100 Index through May 7, 2009; WisdomTree International Dividend ex-Financials Index thereafter.
[2]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

14	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

Sector Breakdown† as of 3/28/13

Sector	% of Net Assets
Industrials	24.8%
Financials	22.1%
Consumer Discretionary	13.6%
Materials	9.2%
Utilities	7.2%
Telecommunication Services	5.6%
Consumer Staples	5.3%
Information Technology	4.8%
Health Care	3.4%
Energy	2.7%
Investment Company	0.3%
Other Assets less Liabilities‡	1.0%
TOTAL	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/28/13

Description	% of Net Assets
EDP-Energias de Portugal SA	1.1%
ACS Actividades de Construccion y Servicios, SA	1.0%
Portugal Telecom, SGPS, S.A.	0.9%
Mapfre SA	0.9%
Tele2 AB Class B	0.8%
Standard Life PLC	0.8%
CNP Assurances	0.7%
Atlantia SpA	0.7%
TDC A/S	0.7%
Bouygues SA	0.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree International MidCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International MidCap Dividend Index.

The Fund returned 11.32% at net asset value (“NAV”) for the fiscal year ending March 28, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its investments in the United Kingdom. The Fund’s position in Italy created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised March 25, 2013, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/28/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International MidCap Dividend Index	MSCI EAFE Mid Cap Index
One Year	11.32%	11.70%	11.43%	10.76%
Three Year	5.72%	6.13%	5.72%	6.07%
Five Year	.20%	.30%	0.04%	-0.57%
Since Inception[1]	4.01%	3.97%	4.03%	2.31%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree International Dividend and Sector Funds	15

Performance Summary (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

Sector Breakdown† as of 3/28/13

Sector	% of Net Assets
Consumer Discretionary	24.2%
Industrials	23.1%
Financials	16.9%
Materials	9.1%
Information Technology	8.3%
Consumer Staples	6.5%
Health Care	4.0%
Utilities	2.4%
Energy	2.4%
Telecommunication Services	2.2%
Investment Company	0.1%
Other Assets less Liabilities‡	0.8%
TOTAL	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/28/13

Description	% of Net Assets
Seven West Media Ltd.	1.0%
Portucel S.A.	0.8%
Cable & Wireless Communications PLC	0.8%
Pandora A/S	0.8%
Myer Holdings Ltd.	0.7%
Societe Television Francaise 1	0.6%
David Jones Ltd.	0.6%
Bolsas y Mercados Espanoles	0.6%
IOOF Holdings Ltd.	0.6%
Shenzhen Investment Ltd.	0.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree International SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International SmallCap Dividend Index.

The Fund returned 16.78% at net asset value (“NAV”) for the fiscal year ending March 28, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its investments in the United Kingdom. The Fund’s position in the Netherlands created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised March 25, 2013, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/28/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International SmallCap Dividend Index	MSCI EAFE Small Cap Index
One Year	16.78%	16.30%	17.36%	13.43%
Three Year	9.58%	9.61%	10.04%	8.45%
Five Year	2.15%	2.02%	2.80%	2.06%
Since Inception[1]	4.94%	4.86%	5.33%	3.65%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

16	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree Emerging Markets Equity Income Fund (DEM)

Sector Breakdown† as of 3/28/13

Sector	% of Net Assets
Financials	27.4%
Energy	18.1%
Materials	17.1%
Telecommunication Services	15.9%
Information Technology	7.3%
Utilities	5.4%
Consumer Staples	3.1%
Industrials	2.7%
Consumer Discretionary	2.5%
Health Care	0.1%
Other Assets less Liabilities‡	0.4%
TOTAL	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/28/13

Description	% of Net Assets
China Construction Bank Corp. Class H	8.2%
Gazprom OAO	6.1%
Banco do Brasil SA	3.1%
Vale SA	2.9%
Industrial & Commercial Bank of China Class H	2.8%
LUKOIL OAO	2.4%
Bank of China Ltd. Class H	2.1%
MTN Group Ltd.	1.9%
Grupo Mexico S.A.B. de C.V.Series B	1.7%
Chunghwa Telecom Co., Ltd.	1.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Equity Income Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets Equity Income Index.

The Fund returned -1.05% for the fiscal year ending March 28, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its investments in China. The Fund’s position in Brazil created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised March 25, 2013, the Fund’s annual expense ratio was 0.63%.

Performance as of 3/28/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Emerging Markets Equity Income Index	MSCI Emerging Markets Index
One Year	-1.05%	-1.09%	.03%	1.73%
Three Year	5.74%	5.75%	6.82%	3.20%
Five Year	5.50%	5.46%	6.51%	1.04%
Since Inception[1]	5.38%	4.93%	6.36%	0.46%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on July 13, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree International Dividend and Sector Funds	17

Performance Summary (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

Sector Breakdown† as of 3/28/13

Sector	% of Net Assets
Financials	22.4%
Industrials	19.1%
Consumer Discretionary	14.8%
Materials	12.2%
Information Technology	11.2%
Consumer Staples	7.5%
Utilities	4.7%
Energy	2.4%
Health Care	2.1%
Telecommunication Services	1.6%
Investment Company	0.8%
Other Assets less Liabilities‡	1.2%
TOTAL	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/28/13

Description	% of Net Assets
Tofas Turk Otomobil Fabrikasi A.S.	1.2%
AFP Provida S.A.	1.1%
Ulker Biskuvi Sanayi A.S.	1.1%
Turk Traktor ve Ziraat Makineleri A.S.	1.0%
Tauron Polska Energia SA	1.0%
Magyar Telekom Telecommunications PLC	1.0%
Grendene SA	1.0%
Synthos SA	0.9%
Grupo Aeroportuario del Sureste SAB de C.V. Class B	0.8%
iPath MSCI India Index ETN	0.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets SmallCap Dividend Index.

The Fund returned 10.58% for the fiscal year ending March 28, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its investments in Thailand. The Fund’s position in Israel created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised March 25, 2013, the Fund’s annual expense ratio was 0.64%.

Performance as of 3/28/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Emerging Markets SmallCap Dividend Index	MSCI Emerging Markets Small Cap Index
One Year	10.58%	10.77%	12.73%	8.92%
Three Year	8.30%	8.48%	9.60%	3.84%
Five Year	6.97%	6.94%	8.10%	4.08%
Since Inception[1]	3.37%	3.55%	4.56%	-0.47%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on October 30, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

18	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree Middle East Dividend Fund (GULF)

Sector Breakdown† as of 3/28/13

Sector	% of Net Assets
Financials	46.7%
Telecommunication Services	31.1%
Industrials	16.6%
Energy	2.4%
Materials	1.6%
Other Assets less Liabilities‡	1.6%
TOTAL	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/28/13

Description	% of Net Assets
Mobile Telecommunications Co. KSC	10.4%
Industries Qatar QSC	10.0%
Maroc Telecom SA	8.3%
First Gulf Bank PJSC	6.0%
National Bank of Abu Dhabi PJSC	4.6%
Qatar Telecom Q-Tel QSC	4.4%
Qatar National Bank SAQ	4.3%
Abu Dhabi Commercial Bank PJSC	4.2%
Telecom Egypt Co.	4.2%
Emirates NBD PJSC	3.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Middle East Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Middle East Dividend Index.

The Fund returned 8.46% at net asset value (“NAV”) for the fiscal year ending March 28, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its investments in the United Arab Emirates. The Fund’s position in Morocco created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised March 25, 2013, the Fund’s annual expense ratio was 0.88%.

Performance as of 3/28/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Middle East Dividend Index	MSCI Arabian Markets ex-Saudi Arabia Index
One Year	8.46%	10.36%	8.73%	2.25%
Three Year	5.87%	5.30%	5.98%	-0.30%
Since Inception[1]	-4.84%	-4.93%	-3.52%	-10.24%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on July 16, 2008.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree International Dividend and Sector Funds	19

Performance Summary (unaudited)

WisdomTree Europe Hedged Equity Fund (HEDJ)

Sector Breakdown† as of 3/28/13

Sector	% of Net Assets
Consumer Staples	23.5%
Consumer Discretionary	19.5%
Industrials	16.3%
Health Care	13.4%
Materials	10.0%
Financials	7.3%
Information Technology	6.1%
Telecommunication Services	2.2%
Energy	1.9%
Other Assets less Liabilities‡	-0.2%
TOTAL	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/28/13

Description	% of Net Assets
Bayer AG	5.2%
Anheuser-Busch InBev N.V.	5.2%
Unilever N.V. CVA	5.1%
Daimler AG	4.7%
Sanofi	4.7%
SAP AG	4.6%
Bayerische Motoren Werke AG	3.8%
Banco Santander S.A.	3.8%
Koninklijke Philips Electronics N.V.	3.7%
Banco Bilbao Vizcaya Argentaria S.A.	3.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Europe Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Hedged Equity Index.

The Fund returned 16.06% for the fiscal year ending March 28, 2013 (for more complete performance information please see the chart below). On August 29, 2012 the fund restructured from the WisdomTree International Hedged Equity Fund to the WisdomTree Europe Hedged Equity Fund. The Fund’s performance benefited most from its position in the Consumer Staples sector. The Fund’s position in the Utilities sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised March 25, 2013, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/28/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree DEFA Int’l Hedged Equity/ Europe Hedged Equity Spliced Index[1]	MSCI EAFE Local Currency/ MSCI EMU Local Currency Spliced Index[2]
One Year	16.06%	14.71%	16.52%	8.93%
Three Years	4.64%	4.73%	5.02%	1.96%
Since Inception[1]	4.91%	5.14%	5.49%	3.14%
[1]	WisdomTree DEFA International Hedged Equity Index through August 29, 2012; WisdomTree Europe Hedged Equity Index thereafter.
[2]	MSCI EAFE Local Currency Index through August 29, 2012; MSCI EMU Local Currency Index thereafter.
[3]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on December 31, 2009.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

20	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree Commodity Country Equity Fund (CCXE)

Sector Breakdown† as of 3/28/13

Sector	% of Net Assets
Financials	27.2%
Energy	21.1%
Telecommunication Services	13.5%
Materials	12.4%
Industrials	6.8%
Utilities	6.6%
Consumer Staples	5.3%
Consumer Discretionary	4.8%
Health Care	1.3%
Information Technology	0.4%
Investment Company	0.0%
Other Assets less Liabilities‡	0.6%
TOTAL	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/28/13

Description	% of Net Assets
Statoil ASA	5.4%
Gazprom OAO	3.8%
Telenor ASA	2.9%
Telecom Corp. of New Zealand Ltd.	2.8%
Fletcher Building Ltd.	2.6%
Westpac Banking Corp.	2.1%
MTN Group Ltd.	2.0%
Commonwealth Bank of Australia	1.9%
National Australia Bank Ltd.	1.6%
Vale SA	1.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Commodity Country Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Commodity Country Equity Index.

The Fund returned 5.72% at net asset value (“NAV”) for the fiscal year ending March 28, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its investments in New Zealand. The Fund’s position in Brazil created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised March 25, 2013, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/28/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Basic Materials Sector/Commodity Country Equity Spliced Index[1]	S&P Developed ex-U.S. BMI Materials Sector/ MSCI ACWI ex-USA Spliced Index[2]
One Year	5.72%	5.23%	6.06%	8.32%
Three Year	6.80%	6.94%	7.38%	6.88%
Five Year	1.37%	1.14%	1.89%	1.54%
Since Inception[3]	6.73%	6.54%	7.44%	1.54%
[1]	WisdomTree International Basic Materials sector Index through June 17, 2011; WisdomTree Commodity Country Equity Index thereafter.
[2]	S&P Developed ex-U.S. BMI Materials sector Index through June 17, 2011; MSCI ACWI ex-USA Index thereafter.
[3]

Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on October 13, 2006. The S&P Developed ex-U.S. Sector Index total returns are based on the index’s inception date of April 1, 2008.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree International Dividend and Sector Funds	21

Performance Summary (unaudited)

WisdomTree Global Natural Resources Fund (GNAT)

Industry Breakdown† as of 3/28/13

Industry	% of Net Assets
Integrated Oil & Gas	25.4%
Diversified Metals & Mining	24.2%
Oil & Gas Exploration & Production	16.1%
Fertilizers & Agricultural Chemicals	8.6%
Coal & Consumable Fuels	5.1%
Steel	5.1%
Precious Metals & Minerals	4.5%
Oil & Gas Equipment & Services	3.7%
Agricultural Products	3.3%
Oil & Gas Drilling	2.3%
Oil & Gas Refining & Marketing	0.8%
Investment Company	0.6%
Other Assets less Liabilities‡	0.3%
TOTAL	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/28/13

Description	% of Net Assets
KGHM Polska Miedz SA	4.2%
Israel Chemicals Ltd.	2.9%
Southern Copper Corp.	2.8%
ENI SpA	2.3%
Grupo Mexico S.A.B. de C.V. Series B	2.3%
Diamond Offshore Drilling, Inc.	2.3%
Total SA	2.2%
Kumba Iron Ore Ltd.	2.1%
ConocoPhillips	1.9%
Crescent Point Energy Corp.	1.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Global Natural Resources Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global Natural Resources Index.

The Fund returned -6.55% at net asset value (“NAV”) for the fiscal year ending March 28, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its investments in Poland. The Fund’s position in the United Kingdom created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised March 25, 2013, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/28/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Energy Sector/Global Natural Resources Spliced Index[1]	S&P Developed ex-U.S. BMI Energy Sector/ S&P Global Natural Resources Spliced Index[2]
One Year	-6.55%	-6.62%	-6.04%	-1.92%
Three Year	0.58%	0.84%	0.73%	0.72%
Five Year	-2.54%	-2.45%	-2.12%	-0.97%
Since Inception[3]	1.84%	1.72%	2.22%	-0.97%
[1]	WisdomTree International Energy Sector Index through June 17, 2011; WisdomTree Global Natural Resources Index thereafter.
[2]	S&P Developed ex-U.S. BMI Energy Sector Index through June 17, 2011; S&P Global Natural Resources Index thereafter.
[3]

Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on October 13, 2006. The S&P Developed ex-U.S. BMI Energy Sector Index total returns are based on the index’s inception date of April 1, 2008.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

22	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

Industry Breakdown† as of 3/28/13

Industry	% of Net Assets
Electric Utilities	40.2%
Multi-Utilities	20.0%
Independent Power Producers & Energy Traders	17.6%
Gas Utilities	12.9%
Water Utilities	8.2%
Investment Company	0.5%
Other Assets less Liabilities‡	0.6%
TOTAL	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/28/13

Description	% of Net Assets
EDP-Energias de Portugal SA	3.3%
Enel SpA	2.6%
Hera SpA	2.2%
Vector Ltd.	2.2%
Enagas SA	2.1%
Tauron Polska Energia SA	2.0%
Envestra Ltd.	2.0%
Terna Rete Elettrica Nazionale SpA	1.9%
GDF Suez	1.8%
Inversiones Aguas Metropolitanas SA	1.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Global ex-U.S. Utilities Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Utilities Index.

The Fund returned -1.54% at net asset value (“NAV”) for the fiscal year ending March 28, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its investments in Thailand. The Fund’s position in Japan created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised March 25, 2013, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/28/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Utilities Sector/Global ex-U.S. Utilities Spliced Index	S&P Developed ex-U.S. BMI Utilities Sector Index[2]
One Year	-1.54%	-1.47%	-1.55%	-0.47%
Three Year	-1.68%	-1.58%	-1.93%	-4.48%
Five Year	-6.97%	-6.96%	-7.19%	-7.61%
Since Inception[2]	-1.24%	-1.32%	-1.14%	-7.61%
[1]	WisdomTree International Utilities Sector Index through June 17, 2011; WisdomTree Global ex-U.S. Utilities Index thereafter.
[2]

Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on October 13, 2006. The S&P Developed ex-U.S. BMI Utilities Sector Index total returns are based on the index’s inception date of April 1, 2008

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree International Dividend and Sector Funds	23

Performance Summary (unaudited)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

Industry Breakdown† as of 3/28/13

Industry	% of Net Assets
Diversified Real Estate Activities	26.4%
Retail REITs	24.0%
Diversified REITs	15.7%
Real Estate Development	13.2%
Real Estate Operating Companies	10.4%
Office REITs	5.1%
Industrial REITs	3.1%
Residential REITs	0.9%
Specialized REITs	0.7%
Real Estate Services	0.1%
Other Assets less Liabilities‡	0.4%
TOTAL	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/28/13

Description	% of Net Assets
Westfield Group	4.6%
Unibail-Rodamco SE	4.3%
Sun Hung Kai Properties Ltd.	4.2%
Cheung Kong Holdings Ltd.	3.9%
Stockland	2.3%
Wharf Holdings Ltd.	2.2%
Westfield Retail Trust	2.0%
Hang Lung Properties Ltd.	2.0%
Gecina SA	1.6%
Link REIT (The)	1.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Global ex-U.S. Real Estate Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Real Estate Index.

The Fund returned 22.62% at net asset value (“NAV”) for fiscal year ending March 28, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its investments in Hong Kong. The Fund’s position in the Netherlands created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised March 25, 2013, the Fund’s annual expense ratio was 0.58%.

Performance as of 3/28/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Real Estate/Global ex-U.S. Real Estate Spliced Index[1]	Dow Jones Global ex-U.S. Select Real Estate Securities Index[2]
One Year	22.62%	23.19%	23.11%	25.89%
Three Year	11.83%	12.17%	11.96%	14.74%
Five Year	0.53%	0.32%	0.47%	2.10%
Since Inception[2]	-2.49%	-2.57%	-2.34%	-2.48%
[1]	WisdomTree International Real Estate Index through June 17, 2011; WisdomTree Global ex-U.S. Real Estate Index thereafter.
[2]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 5, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

24	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree China Dividend ex-Financials Fund (CHXF)

Sector Breakdown† as of 3/28/13

Sector	% of Net Assets
Energy	24.0%
Materials	14.2%
Industrials	13.8%
Consumer Staples	13.0%
Telecommunication Services	12.9%
Utilities	7.9%
Information Technology	7.6%
Consumer Discretionary	5.6%
Health Care	0.8%
Other Assets less Liabilities‡	0.2%
TOTAL	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 3/28/13

Description	% of Net Assets
China Mobile Ltd.	7.8%
China Petroleum & Chemical Corp. Class H	5.4%
PetroChina Co., Ltd. Class H	4.7%
CNOOC Ltd.	4.3%
China Shenhua Energy Co., Ltd. Class H	4.2%
Want Want China Holdings Ltd.	3.9%
Hengan International Group Co. Ltd.	3.2%
China Telecom Corp. Ltd. Class H	3.0%
Jiangxi Copper Co. Ltd. Class H	2.8%
China Communications Construction Co., Ltd. Class H	2.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree China Dividend ex-Financials Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree China Dividend ex-Financials Index.

The Fund returned 3.76% at net asset value (“NAV”) since its inception on September 19, 2012 through March 28, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in the Utilities sector. The Fund’s position in the Materials sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. As of the Fund’s current prospectus dated July 30, 2012, as last revised March 25, 2013, the Fund’s annual expense ratio was 0.63%.

Performance as of 3/28/13

Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree China Dividend ex-Financials Index	MSCI China Index	FTSE China 25 Index
One Year	N/A	N/A	N/A	N/A	N/A
Three Year	N/A	N/A	N/A	N/A	N/A
Five Year	N/A	N/A	N/A	N/A	N/A
Since Inception[1]	3.76%	2.89%	3.98%	7.95%	6.05%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on September 19, 2012.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree International Dividend and Sector Funds	25

Description of Indexes (unaudited)

Below are descriptions of each Index referenced in this Report:

The WisdomTree DEFA Index is comprised of dividend-paying companies in the industrialized world, excluding Canada and the United States.

The WisdomTree DEFA International Hedged Equity Index is comprised of dividend-paying companies in the industrialized world, excluding Canada and the United States, and is designed to neutralize exposure to fluctuations between the value of the U.S. dollar and non-U.S. currencies reflected in the index. This index is based on the WisdomTree DEFA Index.

The WisdomTree DEFA Equity Income Index is comprised of companies with high dividend yields selected from the WisdomTree DEFA Index.

The WisdomTree Global Equity Income Index is comprised of high dividend-paying companies selected from the WisdomTree Dividend Index and the WisdomTree World ex-U.S. Index.

The WisdomTree Europe Equity Income Index is comprised of companies with high dividend yields selected from the WisdomTree Europe Dividend Index.

The WisdomTree Europe SmallCap Dividend Index is comprised of the small-capitalization segment of the European dividend-paying market.

The WisdomTree Japan Dividend Index is comprised of dividend-paying companies incorporated in Japan, listed on the Tokyo Stock Exchange and that meet other requirements necessary to be included in the WisdomTree DEFA Index.

The WisdomTree Global ex-U.S. Growth Index is comprised of growth companies selected from developed and emerging markets outside the U.S.

The WisdomTree Japan Equity Income Index is comprised of companies with high dividend yields selected from the WisdomTree Japan Dividend Index.

The WisdomTree Japan SmallCap Dividend Index is comprised of dividend-paying small-capitalization companies in Japan.

The WisdomTree Japan Hedged Equity Index is designed to provide exposure to Japanese equity markets while at the same time neutralizing exposure to fluctuations of the Japanese Yen movements relative to the U.S. dollar. This index is based on the WisdomTree Japan Dividend Index.

The WisdomTree Pacific ex-Japan Dividend Index is comprised of dividend-paying companies incorporated in the Pacific region, excluding Japan.

The WisdomTree Asia Pacific ex-Japan Index is comprised of dividend-paying companies incorporated in emerging market and developed countries in the Pacific region, excluding Japan.

The WisdomTree Pacific ex-Japan Equity Income Index is comprised of companies with high dividend yields selected from the WisdomTree Pacific ex-Japan Dividend Index.

The WisdomTree Australia Dividend Index is comprised of dividend-paying companies incorporated in Australia.

The WisdomTree International LargeCap Dividend Index is comprised of the large-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

The WisdomTree International Dividend ex-Financials Index is comprised of high dividend-yielding international stocks outside the financial sector.

The WisdomTree International Dividend Top 100 Index is comprised of the 100 highest dividend-yielding companies in the WisdomTree International LargeCap Dividend Index.

The WisdomTree International MidCap Dividend Index is comprised of the mid-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

26	WisdomTree International Dividend and Sector Funds

Description of Indexes (unaudited) (continued)

The WisdomTree International SmallCap Dividend Index is comprised of the small-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

The WisdomTree Emerging Markets Equity Income Index is comprised of the highest dividend-yielding stocks selected from the WisdomTree Emerging Markets Dividend Index.

The WisdomTree Emerging Markets SmallCap Dividend Index is comprised of primarily small-capitalization stocks selected from the WisdomTree Emerging Markets Dividend Index.

The WisdomTree Middle East Dividend Index is comprised of companies in the Middle East region that pay regular cash dividends on shares of common stock and that meet specified requirements as of the index measurement date.

The WisdomTree Europe Hedged Equity Index is comprised of dividend-paying companies in the European Union that are traded in Euros, and is designed to neutralize exposure to fluctuations between the euro and U.S. dollar. European companies are selected from the WisdomTree DEFA Index and must meet certain eligibility requirements.

The WisdomTree International Sector Indexes which encompasses Basic Materials, Energy and Utilities, are derived from the WisdomTree DEFA Index, and measure the performance of dividend-paying companies in developed markets outside the U.S. and Canada, within their specific international sectors.

The WisdomTree Commodity Country Equity Index is comprised of dividend-paying companies in developed and emerging market countries outside the U.S. and Canada in the Commodities sector.

The WisdomTree Global Natural Resources Index is comprised of dividend-paying companies in developed and emerging market countries outside the U.S. and Canada in the Natural Resources sector.

The WisdomTree Global ex-U.S. Utilities Index is comprised of dividend-paying companies in developed and emerging market countries outside the U.S. and Canada in the Utilities sector.

The WisdomTree International Real Estate Index is comprised of companies in developed markets outside of the U.S. and Canada that pay regular cash dividends and that WisdomTree Investments classifies as being part of the International Real Estate sector.

The WisdomTree Global ex-U.S. Real Estate Index is comprised of companies in developed and emerging markets outside of Canada and the U.S., which WisdomTree classifies as being Global Real Estate securities.

The WisdomTree China Dividend ex-Financials Index is comprised of Chinese dividend paying stocks outside the financial sector.

The MSCI EAFE Index is a market cap-weighted index composed of companies representative of the developed market structure of 21 developed countries in Europe, Australasia and Japan.

The MSCI EAFE Value Index is comprised of value stocks in the MSCI EAFE Index.

The MSCI EAFE Mid Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of mid-capitalization equities in the developed markets excluding the U.S. & Canada.

The MSCI EAFE Small Cap Index is comprised of small-capitalization stocks in the MSCI EAFE Index.

The MSCI Europe Small Cap Index is comprised of small-capitalization stocks in the MSCI Europe Index.

WisdomTree International Dividend and Sector Funds	27

Description of Indexes (unaudited) (continued)

The MSCI Europe Value Index is comprised of value stocks in the MSCI Europe Index.

The MSCI AC World Index is comprised of the world stock market indexes covered by MSCI.

The MSCI Pacific ex-Japan Index is a subset of the MSCI EAFE Index that is comprised of stocks in Australia, Hong Kong, Singapore and New Zealand.

The MSCI AC Asia Pacific ex-Japan Index is comprised of large- and mid-capitalization segments of emerging market and developed market countries in the Asia Pacific region, excluding Japan.

The MSCI Pacific ex-Japan Value Index is comprised of value stocks in the MSCI Pacific ex-Japan Index.

The MSCI Australia Index is comprised of large- and mid-capitalization segments of the Australia market.

The MSCI Japan Index is a capitalization weighted index that is comprised of stocks in Japan.

The MSCI Japan Value Index is comprised of value stocks in the MSCI Japan Index.

The MSCI ACWI ex-U.S.A. Index is comprised of large- and mid-capitalization segments of the developed and emerging markets covered by MSCI, excluding the U.S.

The MSCI AC World ex-U.S.A. Growth Index is comprised of growth stocks in the developed and emerging markets covered by MSCI excluding the U.S.

The MSCI Japan Small Cap Index is comprised of small cap stocks in the MSCI Japan Index.

The MSCI Japan Local Currency Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan and uses the same methodology as its corresponding MSCI Japan Index. The price used for each security in the local currency index is the local price, on the primary exchange on which a security is traded, with no conversion into U.S. dollars.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure emerging markets equity performance.

The MSCI Emerging Markets Small Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of small capitalization equities in the emerging markets.

The MSCI Arabian Markets ex-Saudi Arabia Index is a free float-adjusted market capitalization index that is designed to measure the performance of stocks in the Gulf Cooperation Council (GCC) countries and the neighboring region: the United Arab Emirates, Kuwait, Qatar, Bahrain, Oman, Egypt, Jordan, and Morocco.

The MSCI EAFE Local Currency Index is a free float-adjusted market capitalization weighted index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The index is calculated using the same methodology as its corresponding MSCI EAFE Index in U.S. dollars, with the key difference being the currency in which the securities are quoted in. The price used for each security in the local currency index is the local price, on the primary exchange on which a security is traded, with no conversion into U.S. dollars.

The MSCI European Economic and Monetary Union (EMU) Local Currency Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the 11 countries within EMU. The securities are priced in local currency terms with no conversion into U.S. dollars.

The MSCI China Index is a capitalization weighted index that is comprised of stocks in China.

The FTSE China 25 Index is a capitalization weighted index that is comprised of the 25 largest and most liquid Chinese securities.

28	WisdomTree International Dividend and Sector Funds

Description of Indexes (unaudited) (concluded)

The S&P Developed ex-U.S. BMI Sector Indexes are indexes that track specific sectors of developed global markets outside the United States.

The S&P Global Natural Resources Index is comprised of the largest publicly traded companies in natural resources and commodities businesses that meet specific investability requirements.

The Dow Jones Global ex-U.S. Select Real Estate Securities Index is a float-adjusted market capitalization weighted index that defines and measures the investable universe of publicly traded real estate securities in countries outside the U.S.

Index performance information assumes the reinvestment of net dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc. and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

WisdomTree International Dividend and Sector Funds	29

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2012 to March 28, 2013.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period 10/1/12 to 3/28/13” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

30	WisdomTree International Dividend and Sector Funds

Shareholder Expense Examples (unaudited) (continued)

	Beginning Account Value 10/1/12	Ending Account Value 3/28/13	Annualized Expense Ratio Based on the Period 10/1/12 to 3/28/13	Expenses Paid During the Period† 10/1/12 to 3/28/13
WisdomTree DEFA Fund
Actual	$1,000.00	$1,106.20	0.48%	$2.48
Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	0.48%	$2.42
WisdomTree DEFA Equity Income Fund
Actual	$1,000.00	$1,094.40	0.58%	$2.98
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree Global Equity Income Fund
Actual	$1,000.00	$1,073.00	0.58%	$2.95
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree Europe SmallCap Dividend Fund
Actual	$1,000.00	$1,150.00	0.58%	$3.06
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree Japan Hedged Equity Fund
Actual	$1,000.00	$1,361.70	0.48%	$2.78
Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	0.48%	$2.42
WisdomTree Global ex-U.S. Growth Fund
Actual	$1,000.00	$1,067.00	0.58%	$2.94
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree Japan SmallCap Dividend Fund
Actual	$1,000.00	$1,155.90	0.58%	$3.07
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree Asia Pacific ex-Japan Fund
Actual	$1,000.00	$1,063.80	0.48%	$2.43
Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	0.48%	$2.42
WisdomTree Australia Dividend Fund
Actual	$1,000.00	$1,231.20	0.58%	$3.17
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree International LargeCap Dividend Fund
Actual	$1,000.00	$1,093.10	0.48%	$2.46
Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	0.48%	$2.42
WisdomTree International Dividend ex-Financials Fund
Actual	$1,000.00	$1,061.50	0.58%	$2.93
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree International MidCap Dividend Fund
Actual	$1,000.00	$1,122.10	0.58%	$3.02
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree International SmallCap Dividend Fund
Actual	$1,000.00	$1,184.40	0.58%	$3.11
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree Emerging Markets Equity Income Fund
Actual	$1,000.00	$1,025.90	0.63%	$3.13
Hypothetical (5% return before expenses)	$1,000.00	$1,021.79	0.63%	$3.18
WisdomTree Emerging Markets SmallCap Dividend Fund
Actual	$1,000.00	$1,117.60	0.63%	$3.27
Hypothetical (5% return before expenses)	$1,000.00	$1,021.79	0.63%	$3.18

WisdomTree International Dividend and Sector Funds	31

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 10/1/12	Ending Account Value 3/28/13	Annualized Expense Ratio Based on the Period 10/1/12 to 3/28/13	Expenses Paid During the Period† 10/1/12 to 3/28/13
WisdomTree Middle East Dividend Fund
Actual	$1,000.00	$1,108.30	0.88%	$4.55
Hypothetical (5% return before expenses)	$1,000.00	$1,020.54	0.88%	$4.43
WisdomTree Europe Hedged Equity Fund
Actual	$1,000.00	$1,166.90	0.58%	$3.08
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree Commodity Country Equity Fund
Actual	$1,000.00	$1,059.20	0.58%	$2.93
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree Global Natural Resources Fund
Actual	$1,000.00	$972.90	0.58%	$2.81
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree Global ex-U.S. Utilities Fund
Actual	$1,000.00	$1,025.20	0.58%	$2.88
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree Global ex-U.S. Real Estate Fund
Actual	$1,000.00	$1,090.90	0.58%	$2.97
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	0.58%	$2.92
WisdomTree China Dividend ex-Financials Fund
Actual	$1,000.00	$1,038.20	0.63%	$3.15
Hypothetical (5% return before expenses)	$1,000.00	$1,021.79	0.63%	$3.18
†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 179/365 (to reflect one-half year period).

32	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree DEFA Fund (DWM)

March 28, 2013

Investments	Shares	Value
COMMON STOCKS – 99.2%
Australia – 13.7%
Adelaide Brighton Ltd.	87,829	$324,144
AGL Energy Ltd.	23,983	396,555
Amcor Ltd.	45,557	440,758
AMP Ltd.	191,395	1,039,597
Arrium Ltd.	142,952	129,660
Aurizon Holdings Ltd.	52,828	221,956
Australia & New Zealand Banking Group Ltd.	194,274	5,778,474
Bank of Queensland Ltd.	31,881	320,742
Bendigo and Adelaide Bank Ltd.	39,926	427,487
BHP Billiton Ltd.	116,852	3,990,954
Boral Ltd.	37,653	192,743
Bradken Ltd.(a)	17,638	119,709
Brambles Ltd.	66,993	591,575
Coca-Cola Amatil Ltd.	41,801	635,391
Cochlear Ltd.	2,715	192,617
Commonwealth Bank of Australia	108,522	7,694,622
Computershare Ltd.	26,737	284,321
Crown Ltd.	43,738	560,868
CSL Ltd.	7,318	451,888
CSR Ltd.	106,437	228,590
David Jones Ltd.(a)	61,182	190,718
Envestra Ltd.	324,072	356,443
Flight Centre Ltd.(a)	7,315	256,242
GUD Holdings Ltd.(a)	17,604	131,775
GWA Group Ltd.	100,687	264,527
Harvey Norman Holdings Ltd.(a)	86,941	247,448
Iluka Resources Ltd.(a)	28,652	279,295
Incitec Pivot Ltd.	57,976	186,768
Insurance Australia Group Ltd.	102,678	611,238
IOOF Holdings Ltd.	34,628	299,642
Iress Ltd.	29,972	243,104
JB Hi-Fi Ltd.(a)	22,739	349,908
Leighton Holdings Ltd.	13,282	284,420
Macquarie Group Ltd.	15,116	585,454
Metcash Ltd.	72,584	313,284
Monadelphous Group Ltd.(a)	9,244	218,767
Myer Holdings Ltd.(a)	73,916	227,330
National Australia Bank Ltd.	194,614	6,257,274
Navitas Ltd.(a)	49,885	277,200
New Hope Corp., Ltd.(a)	35,092	145,243
Newcrest Mining Ltd.	8,194	171,280
Orica Ltd.	16,474	419,928
Origin Energy Ltd.	45,265	626,697
OZ Minerals Ltd.	22,726	126,284
Perpetual Ltd.	6,896	289,590
Platinum Asset Management Ltd.(a)	65,294	352,614
QBE Insurance Group Ltd.	64,055	902,205
Ramsay Health Care Ltd.	9,251	311,521
RHG Ltd.	592,715	244,084
Rio Tinto Ltd.	14,678	875,305
Santos Ltd.	28,389	367,890
Seven West Media Ltd.	148,268	310,699
Sonic Healthcare Ltd.	20,589	$299,008
Suncorp Group Ltd.	65,445	806,475
Sydney Airport	131,399	449,327
TABCORP Holdings Ltd.	84,479	284,478
Tatts Group Ltd.	94,080	310,923
Telstra Corp., Ltd.	1,024,091	4,815,172
Toll Holdings Ltd.	50,827	314,229
Transfield Services Ltd.	132,499	251,409
UGL Ltd.(a)	14,199	151,584
Wesfarmers Ltd.	69,769	2,924,053
Westpac Banking Corp.	253,902	8,142,339
Woodside Petroleum Ltd.	29,062	1,085,295
Woolworths Ltd.	58,269	2,052,686
WorleyParsons Ltd.	9,040	232,695
Wotif.com Holdings Ltd.(a)	24,376	125,795

Total Australia		62,992,296
Austria – 0.6%
Andritz AG(a)	4,371	293,774
Oesterreichische Post AG	5,892	254,177
OMV AG	10,675	454,755
Raiffeisen Bank International AG	11,263	383,481
Strabag SE	6,448	144,774
Telekom Austria AG	36,571	240,392
Verbund AG	13,879	301,370
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,124	248,582
Voestalpine AG	11,928	366,912

Total Austria		2,688,217
Belgium – 1.4%
Ageas	17,047	577,569
Anheuser-Busch InBev N.V.	26,281	2,606,988
Belgacom S.A.(a)	27,818	692,810
Colruyt S.A.	4,829	233,930
Delhaize Group S.A.	7,664	418,798
Elia System Operator S.A./N.V.(a)	3,167	135,829
EVS Broadcast Equipment S.A.	2,213	142,256
Mobistar S.A.	7,781	175,052
NV Bekaert S.A.(a)	7,477	207,194
Solvay S.A.	2,070	280,827
Tessenderlo Chemie N.V.	3,836	102,210
UCB S.A.	6,433	411,378
Umicore S.A.	6,480	304,922

Total Belgium		6,289,763
Denmark – 0.8%
Carlsberg A/S Class B	1,455	141,853
Chr Hansen Holding A/S	7,059	262,395
Coloplast A/S Class B	5,235	282,152
D/S Norden	4,639	149,426
FLSmidth & Co. A/S	1,947	118,084
H. Lundbeck A/S(a)	8,197	151,218
Novo Nordisk A/S Class B(a)	8,455	1,376,277
Novozymes A/S Class B	5,345	181,558
Pandora A/S(a)	17,683	487,345

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	33

Schedule of Investments (continued)

WisdomTree DEFA Fund (DWM)

March 28, 2013

Investments	Shares	Value
TDC A/S	91,343	$703,147

Total Denmark		3,853,455
Finland – 1.2%
Alma Media Oyj(a)	792	3,763
Elisa Oyj(a)	11,331	210,831
Fortum Oyj	51,457	1,038,713
Kone Oyj Class B	5,867	462,199
Konecranes Oyj(a)	5,967	197,302
Metso Oyj(a)	6,512	277,537
Neste Oil Oyj(a)	17,042	240,720
Nokian Renkaat Oyj	3,496	155,776
Orion Oyj Class B	10,688	281,214
Pohjola Bank PLC Class A(a)	18,017	262,358
Sampo Class A	24,103	928,519
Sanoma Oyj(a)	30,489	280,125
Stora Enso Oyj Class R	38,977	252,003
UPM-Kymmene Oyj	37,008	413,679
Wartsila Oyj Abp	8,611	387,561
YIT Oyj	7,175	149,718

Total Finland		5,542,018
France – 10.0%
Accor S.A.	7,967	277,244
Aeroports de Paris	2,903	246,665
Air Liquide S.A.	6,966	847,810
Alstom S.A.	8,202	334,397
Arkema S.A.	1,748	159,300
AXA S.A.	119,045	2,049,928
BNP Paribas S.A.	42,083	2,163,712
Bourbon S.A.	3,595	99,644
Bouygues S.A.	17,339	471,127
Bureau Veritas S.A.	2,127	265,207
Cap Gemini S.A.	4,820	219,722
Carrefour S.A.	39,229	1,075,735
Casino Guichard Perrachon S.A.	4,062	427,609
Christian Dior S.A.	3,492	580,239
Cie de Saint-Gobain	18,109	672,499
Cie Generale des Etablissements Michelin	4,806	402,683
Cie Generale d’Optique Essilor International S.A.	3,476	387,211
CNP Assurances	53,901	740,938
Danone	14,761	1,028,855
Edenred	7,062	231,514
EDF S.A.	102,128	1,961,892
Eiffage S.A.	2,846	120,637
Euler Hermes S.A.	4,156	383,550
Eutelsat Communications S.A.	6,229	220,003
France Telecom S.A.	278,553	2,822,172
GDF Suez	150,977	2,911,919
Hermes International	512	178,073
Imerys S.A.	2,827	184,375
Klepierre	9,638	379,267
Lafarge S.A.	11,545	768,376
Lagardere SCA	7,030	259,307
Legrand S.A.	9,142	399,369
L’Oreal S.A.	9,500	$1,509,009
LVMH Moet Hennessy Louis Vuitton S.A.	8,714	1,498,293
Metropole Television S.A.	12,053	187,662
Natixis	108,152	411,356
Neopost S.A.	2,781	166,894
Nexity S.A.	4,323	149,049
Pernod-Ricard S.A.	4,792	598,172
PPR	3,579	787,719
Rallye S.A.	3,103	113,958
Renault S.A.	8,515	534,404
Rexel S.A.	8,787	192,100
Safran S.A.	7,327	327,372
Sanofi	46,277	4,710,561
Schneider Electric S.A.	16,695	1,221,968
SCOR SE	11,867	341,340
Societe BIC S.A.	2,872	334,090
Societe Television Francaise 1	27,555	309,427
Sodexo	3,805	355,212
Suez Environnement Co.	19,729	252,048
Technip S.A.	2,444	251,004
Total S.A.	111,873	5,366,271
Vallourec S.A.	5,805	279,532
Veolia Environnement S.A.	26,655	336,732
Vinci S.A.	23,730	1,070,927
Vivendi S.A.	66,642	1,379,040

Total France		45,955,119
Germany – 7.8%
Adidas AG	3,492	362,941
Allianz SE	20,653	2,809,847
Axel Springer AG(a)	8,913	386,904
BASF SE	30,450	2,671,368
Bayer AG	19,491	2,014,034
Bayerische Motoren Werke AG	19,522	1,687,340
Beiersdorf AG	4,063	375,854
Brenntag AG	1,349	210,988
Celesio AG	7,261	136,594
Continental AG	4,204	503,504
Daimler AG	52,295	2,850,265
Deutsche Bank AG	20,449	798,654
Deutsche Boerse AG	11,455	694,944
Deutsche Post AG	47,236	1,090,287
Deutsche Telekom AG	292,506	3,097,253
E.ON SE	112,691	1,970,902
Fielmann AG	3,331	307,968
Fraport AG Frankfurt Airport Services Worldwide	2,923	164,118
Fresenius Medical Care AG & Co. KGaA	4,013	271,310
Fresenius SE & Co. KGaA	2,152	266,086
GEA Group AG	5,539	182,866
Infineon Technologies AG	17,673	139,794
K+S AG	7,457	347,448
Linde AG	3,110	579,264
MAN SE	2,905	312,861
Merck KGaA	3,432	518,707

See Notes to Financial Statements.

34	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree DEFA Fund (DWM)

March 28, 2013

Investments	Shares	Value
Metro AG	15,559	$443,141
MLP AG	45,078	301,174
Muenchener Rueckversicherungs AG	9,278	1,738,234
Rheinmetall AG	3,636	168,480
RWE AG	30,547	1,140,478
SAP AG	23,738	1,905,122
Siemens AG	32,016	3,454,618
SMA Solar Technology AG	5,079	121,765
Symrise AG	4,993	198,180
United Internet AG Registered Shares	7,144	174,023
Volkswagen AG	5,963	1,123,677
Wacker Chemie AG	3,098	222,100
Wincor Nixdorf AG	1,960	97,527

Total Germany		35,840,620
Hong Kong – 5.5%
AIA Group Ltd.	119,357	522,777
Bank of East Asia Ltd.(a)	65,400	257,804
BOC Hong Kong Holdings Ltd.	449,000	1,498,084
Cheung Kong Holdings Ltd.	62,000	915,306
China Merchants Holdings International Co., Ltd.	114,000	373,751
China Mobile Ltd.	634,200	6,715,650
China Overseas Land & Investment Ltd.	166,000	457,627
China Resources Enterprise Ltd.	38,000	112,590
China Resources Power Holdings Co., Ltd.	92,000	275,550
China Unicom Hong Kong Ltd.	262,900	352,220
Citic Pacific Ltd.(a)	166,000	215,555
CLP Holdings Ltd.	80,000	700,792
CNOOC Ltd.	1,225,700	2,355,825
Fosun International Ltd.	232,500	158,142
Hang Lung Group Ltd.	24,000	134,799
Hang Lung Properties Ltd.	147,000	549,168
Hang Seng Bank Ltd.	71,800	1,151,553
Henderson Land Development Co., Ltd.	45,000	307,820
Hong Kong & China Gas Co., Ltd.	154,686	451,346
Hong Kong Exchanges and Clearing Ltd.	37,400	636,932
Hutchison Whampoa Ltd.	125,000	1,302,712
Lenovo Group Ltd.	200,000	198,644
MTR Corp., Ltd.	121,000	480,873
New World Development Co., Ltd.	215,000	363,935
PCCW Ltd.	409,000	189,678
Power Assets Holdings Ltd.	73,000	688,843
Shanghai Industrial Holdings Ltd.	46,000	144,590
Shenzhen Investment Ltd.(a)	446,000	178,684
Shougang Fushan Resources Group Ltd.(a)	664,000	295,961
Sino Land Co., Ltd.	198,400	336,347
Sino-Ocean Land Holdings Ltd.	256,500	154,641
Sinotruk Hong Kong Ltd.	138,000	74,487
SJM Holdings Ltd.	189,000	471,852
Sun Art Retail Group Ltd.	157,500	219,126
Sun Hung Kai Properties Ltd.	81,000	1,091,457
Television Broadcasts Ltd.	42,200	319,654
Wharf Holdings Ltd.	69,000	615,099

Total Hong Kong		25,269,874
Ireland – 0.3%
CRH PLC	30,136	$666,373
DCC PLC	6,546	230,737
Dragon Oil PLC	17,638	173,491
Kerry Group PLC Class A	3,734	222,887

Total Ireland		1,293,488
Israel – 0.7%
Bezeq Israeli Telecommunication Corp. Ltd.	419,627	581,941
Clal Industries Ltd.	108,185	422,113
Delek Automotive Systems Ltd.	20,553	196,015
Gazit-Globe Ltd.	17,958	244,991
Israel Chemicals Ltd.	83,033	1,073,826
Teva Pharmaceutical Industries Ltd.	22,071	869,661

Total Israel		3,388,547
Italy – 3.4%
A2A SpA(a)	200,227	119,120
ACEA SpA	20,896	110,550
Assicurazioni Generali SpA	42,445	661,674
Atlantia SpA	42,651	674,743
Banca Carige SpA(a)	290,378	193,708
Banca Generali SpA	16,023	304,512
Banca Piccolo Credito Valtellinese Scarl(a)	61,429	67,838
Enel Green Power SpA	73,903	138,837
Enel SpA	777,801	2,542,878
ENI SpA	194,802	4,385,044
ERG SpA	35,727	325,727
Fiat Industrial SpA(a)	28,652	322,666
Hera SpA(a)	97,930	172,657
Intesa Sanpaolo SpA	690,798	1,013,015
Iren SpA	250,770	186,929
Luxottica Group SpA	10,048	504,622
MARR SpA	13,810	151,709
Mediaset SpA	118,569	242,541
Mediobanca SpA	25,415	129,562
Mediolanum SpA	48,538	267,136
Parmalat SpA	81,584	208,476
Pirelli & C SpA(a)	19,300	202,850
Saipem SpA	7,785	239,821
Snam SpA	210,879	962,928
Telecom Italia SpA	720,530	509,803
Telecom Italia SpA	336,224	207,237
Terna Rete Elettrica Nazionale SpA	110,644	458,911
Tod’s SpA(a)	1,556	223,183
Unione di Banche Italiane SCPA	27,629	101,965

Total Italy		15,630,642
Japan – 14.6%
Aeon Co., Ltd.	21,300	275,482
Airport Facilities Co., Ltd.	63,100	438,921
Aisin Seiki Co., Ltd.	7,800	285,801
Ajinomoto Co., Inc.	18,000	264,391
Aozora Bank Ltd.	123,000	346,682
Asahi Glass Co., Ltd.	49,000	339,279

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	35

Schedule of Investments (continued)

WisdomTree DEFA Fund (DWM)

March 28, 2013

Investments	Shares	Value
Asahi Group Holdings Ltd.	9,700	$232,028
Asahi Kasei Corp.	38,000	255,839
Astellas Pharma, Inc.(a)	17,900	963,348
Azbil Corp.	4,900	101,888
Bridgestone Corp.	10,500	351,787
Brother Industries Ltd.	11,800	121,364
Canon, Inc.	37,900	1,390,715
Chubu Electric Power Co., Inc.	28,900	351,644
Chugai Pharmaceutical Co., Ltd.	17,700	393,835
Chugoku Electric Power Co., Inc. (The)	17,500	228,382
Coca-Cola West Co., Ltd.	16,300	283,976
Cosmo Oil Co., Ltd.(a)	93,000	195,852
Dai Nippon Printing Co., Ltd.(a)	47,000	447,405
Daihatsu Motor Co., Ltd.(a)	13,000	269,347
Dai-ichi Life Insurance Co., Ltd. (The)	213	284,091
Daiichi Sankyo Co., Ltd.(a)	34,000	654,542
Daikin Industries Ltd.	4,900	192,050
Dainippon Sumitomo Pharma Co., Ltd.(a)	17,900	316,420
Daito Trust Construction Co., Ltd.	3,800	325,760
Daiwa House Industry Co., Ltd.	15,000	292,757
Daiwa Securities Group, Inc.	45,000	316,847
Denso Corp.	17,700	748,325
East Japan Railway Co.	9,600	789,279
Eisai Co., Ltd.(a)	14,100	630,616
Electric Power Development Co., Ltd.	8,300	211,252
FANUC Corp.	3,300	505,073
Fast Retailing Co., Ltd.	1,200	382,004
Fuji Heavy Industries Ltd.	20,000	315,677
FUJIFILM Holdings Corp.	8,600	169,585
Fujita Kanco, Inc.	43,000	202,148
Fujitsu Ltd.	46,000	191,300
Hitachi Chemical Co., Ltd.(a)	8,800	134,218
Hitachi Ltd.	85,000	493,618
Hokkaido Electric Power Co., Inc.	13,700	139,885
Hokuriku Electric Power Co.	11,900	146,693
Honda Motor Co., Ltd.(a)	35,500	1,359,285
Hoya Corp.	7,900	148,388
Ibiden Co., Ltd.	4,100	63,929
Idemitsu Kosan Co., Ltd.	2,800	243,310
Isuzu Motors Ltd.	29,000	174,888
ITOCHU Corp.(a)	77,900	952,001
Japan Tobacco, Inc.(a)	32,800	1,048,330
JFE Holdings, Inc.(a)	13,000	249,575
JGC Corp.	6,000	153,542
JS Group Corp.	9,300	185,169
JSR Corp.(a)	9,000	183,791
JX Holdings, Inc.	96,779	542,465
Kajima Corp.	49,000	132,897
Kansai Electric Power Co., Inc. (The)*	50,100	474,783
Kao Corp.	15,700	507,637
Kawasaki Heavy Industries Ltd.(a)	50,000	157,413
KDDI Corp.(a)	18,804	785,000
Keikyu Corp.(a)	19,000	198,245
Kikkoman Corp.(a)	12,000	209,317
Kintetsu Corp.(a)	83,000	$386,662
Kirin Holdings Co., Ltd.	24,000	385,705
Kokuyo Co., Ltd.	56,800	436,180
Komatsu Ltd.	20,100	477,380
Konami Corp.	6,200	123,644
Konica Minolta Holdings, Inc.	17,500	127,499
Kubota Corp.	31,000	447,756
Kuraray Co., Ltd.(a)	12,800	179,843
Kyocera Corp.	3,200	292,363
Kyowa Hakko Kirin Co., Ltd.	22,000	248,968
Kyushu Electric Power Co., Inc.*	20,700	210,919
Lawson, Inc.	4,800	368,602
Makita Corp.(a)	6,000	266,114
Marubeni Corp.	42,000	319,847
Marui Group Co., Ltd.	17,700	183,175
Medipal Holdings Corp.	15,500	217,119
Mie Bank Ltd. (The)	72,000	173,835
Mitsubishi Chemical Holdings Corp.(a)	24,400	115,746
Mitsubishi Corp.	59,800	1,119,421
Mitsubishi Electric Corp.	29,000	234,727
Mitsubishi Estate Co., Ltd.	14,000	394,746
Mitsubishi Heavy Industries Ltd.	116,000	668,709
Mitsubishi Tanabe Pharma Corp.	13,700	209,828
Mitsubishi UFJ Financial Group, Inc.(a)	401,800	2,410,287
Mitsui & Co., Ltd.	76,900	1,078,007
Mitsui Chemicals, Inc.(a)	40,000	86,790
Mitsui Fudosan Co., Ltd.	17,000	483,131
Mizuho Financial Group, Inc.(a)	991,800	2,120,313
MS&AD Insurance Group Holdings	28,130	623,216
Murata Manufacturing Co., Ltd.	6,400	481,940
NEC Fielding Ltd.	24,700	315,777
Nidec Corp.(a)	2,000	119,549
Nikon Corp.(a)	6,000	140,715
Nippon Electric Glass Co., Ltd.	10,000	49,670
Nippon Express Co., Ltd.	39,000	186,662
Nippon Steel & Sumitomo Metal Corp.	113,000	286,046
Nippon Telegraph & Telephone Corp.(a)	43,300	1,888,215
Nippon Yusen K.K.(a)	49,000	125,601
Nissan Chemical Industries Ltd.	13,800	165,712
Nissan Motor Co., Ltd.(a)	105,700	1,019,676
Nisshin Seifun Group, Inc.	31,500	415,443
Nissin Foods Holdings Co., Ltd.	4,900	224,883
Nitto Denko Corp.	5,200	311,381
Nomura Holdings, Inc.	75,200	463,901
Nomura Research Institute Ltd.	11,200	289,232
NSK Ltd.(a)	14,000	106,169
NTT DoCoMo, Inc.(a)	1,502	2,230,155
Odakyu Electric Railway Co., Ltd.(a)	28,000	348,436
OJI Paper Co., Ltd.(a)	44,000	164,731
Oracle Corp.	2,800	126,122
Oriental Land Co., Ltd.	1,900	311,210
Osaka Gas Co., Ltd.	49,000	214,199
Park24 Co., Ltd.	19,200	375,750
Resona Holdings, Inc.	81,800	430,664

See Notes to Financial Statements.

36	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree DEFA Fund (DWM)

March 28, 2013

Investments	Shares	Value
Ricoh Co., Ltd.(a)	29,000	$313,997
Rohm Co., Ltd.	4,000	138,481
Royal Holdings Co., Ltd.	12,700	185,056
Ryosan Co., Ltd.	4,900	94,956
SAIBUGAS Co., Ltd.	49,000	114,656
Sankyo Co., Ltd.	4,400	205,914
Secom Co., Ltd.	8,400	432,865
Sega Sammy Holdings, Inc.	9,800	196,479
Sekisui House Ltd.	23,000	311,902
Seven & I Holdings Co., Ltd.	21,500	712,322
Shikoku Electric Power Co., Inc.*	11,200	159,387
Shin-Etsu Chemical Co., Ltd.	10,600	700,128
Shionogi & Co., Ltd.(a)	21,300	430,667
Shiseido Co., Ltd.(a)	24,200	338,985
Shochiku Co., Ltd.	15,000	153,797
Showa Shell Sekiyu K.K.	38,400	271,602
SMC Corp.	1,000	193,363
Softbank Corp.	17,700	813,274
Sony Corp.(a)	16,600	286,907
Sony Financial Holdings, Inc.	10,278	153,044
Sumitomo Bakelite Co., Ltd.	48,000	201,149
Sumitomo Chemical Co., Ltd.	45,000	140,715
Sumitomo Corp.(a)	37,600	473,099
Sumitomo Electric Industries Ltd.	17,500	213,864
Sumitomo Metal Mining Co., Ltd.	17,000	240,119
Sumitomo Mitsui Financial Group, Inc.	53,300	2,176,899
Sumitomo Mitsui Trust Holdings, Inc.	128,070	606,160
Sumitomo Realty & Development Co., Ltd.	8,000	310,147
T&D Holdings, Inc.	20,900	248,746
Taisei Corp.	83,000	230,408
Takeda Pharmaceutical Co., Ltd.(a)	33,700	1,842,353
TDK Corp.(a)	3,200	111,806
Tokio Marine Holdings, Inc.	19,600	563,693
Tokyo Electron Ltd.	4,700	199,458
Tokyo Gas Co., Ltd.	49,000	264,752
TOKYU Corp.	62,000	458,307
TonenGeneral Sekiyu K.K.	26,000	257,456
Toppan Printing Co., Ltd.(a)	36,000	258,839
TORAY INDUSTRIES, Inc.	33,000	223,229
Toshiba Corp.(a)	119,000	602,468
Toyota Motor Corp.(a)	22,900	1,175,202
Toyota Tsusho Corp.	12,100	308,613
Trend Micro, Inc.	8,300	232,262
USS Co., Ltd.	2,250	258,456
West Japan Railway Co.	11,420	549,015
Yahoo! Japan Corp.	856	393,767
YAKULT HONSHA CO., Ltd.(a)	4,000	161,242

Total Japan		66,842,448
Netherlands – 1.8%
Akzo Nobel N.V.	6,290	399,972
ASML Holding N.V.	5,485	369,561
European Aeronautic Defence and Space Co. N.V.(a)	12,838	654,465
Fugro NV CVA	2,880	$159,688
Heineken Holding N.V.	6,240	400,559
Heineken NV	9,328	704,311
Koninklijke Ahold N.V.	45,320	695,726
Koninklijke Boskalis Westminster N.V.	4,932	196,265
Koninklijke DSM N.V.	5,215	304,092
Koninklijke Philips Electronics N.V.	36,430	1,079,910
Randstad Holding N.V.(a)	6,732	276,107
Reed Elsevier NV	31,096	533,669
STMicroelectronics N.V.	59,171	454,369
Unilever N.V.	46,117	1,892,337
Wolters Kluwer N.V.	13,994	306,114

Total Netherlands		8,427,145
New Zealand – 0.3%
Auckland International Airport Ltd.	157,312	388,232
Fisher & Paykel Healthcare Corp., Ltd.	86,918	190,834
Fletcher Building Ltd.	73,483	527,730
Telecom Corp. of New Zealand Ltd.	161,572	316,830

Total New Zealand		1,423,626
Norway – 1.7%
Aker ASA Class A	8,200	307,895
Aker Solutions ASA	16,673	310,448
DNB ASA	57,508	844,502
Fred Olsen Energy ASA	3,613	154,865
Gjensidige Forsikring ASA	34,642	572,269
Norsk Hydro ASA(a)	74,991	324,522
Orkla ASA	51,946	415,924
SpareBank 1 SMN(a)	41,830	332,058
Statoil ASA	112,457	2,722,491
Telenor ASA	63,792	1,396,698
Yara International ASA	8,469	384,209

Total Norway		7,765,881
Portugal – 0.7%
EDP-Energias de Portugal S.A.	311,019	959,309
Galp Energia, SGPS, S.A. Class B	31,557	495,183
Jeronimo Martins, SGPS, S.A.	12,150	237,069
Mota-Engil, SGPS, S.A.(a)	65,945	157,335
Portugal Telecom, SGPS, S.A.	162,668	807,120
Sonae	203,725	183,122
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	77,808	329,114

Total Portugal		3,168,252
Singapore – 3.0%
Cityspring Infrastructure Trust	812,000	304,353
DBS Group Holdings Ltd.	93,000	1,199,420
Hutchison Port Holdings Trust Class U	554,240	471,104
Jardine Cycle & Carriage Ltd.	11,000	453,353
Keppel Corp., Ltd.	81,100	732,162
Keppel Land Ltd.	100,000	317,588
K-Green Trust	698,000	621,707
Oversea-Chinese Banking Corp., Ltd.	113,000	970,055
SATS Ltd.	98,000	240,142

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	37

Schedule of Investments (continued)

WisdomTree DEFA Fund (DWM)

March 28, 2013

Investments	Shares	Value
SembCorp Industries Ltd.	49,000	$204,990
SembCorp Marine Ltd.(a)	113,000	403,506
Singapore Airlines Ltd.	129,000	1,130,284
Singapore Exchange Ltd.	48,000	297,920
Singapore Press Holdings Ltd.(a)	136,000	491,117
Singapore Technologies Engineering Ltd.	171,000	594,075
Singapore Telecommunications Ltd.	1,003,000	2,902,442
StarHub Ltd.	76,000	266,484
STX OSV Holdings Ltd.	258,774	254,477
United Overseas Bank Ltd.	48,000	788,522
Venture Corp., Ltd.	28,000	195,454
Wilmar International Ltd.	120,000	333,710
Yangzijiang Shipbuilding Holdings Ltd.(a)	440,000	344,027

Total Singapore		13,516,892
Spain – 3.0%
Abertis Infraestructuras, S.A.	41,960	706,377
Acciona S.A.(a)	5,144	280,928
Acerinox S.A.	15,540	159,639
ACS Actividades de Construccion y Servicios, S.A.(a)	36,568	854,851
Amadeus IT Holding S.A. Class A	10,801	292,301
Antena 3 de Television S.A.(a)	55,093	300,666
Banco Bilbao Vizcaya Argentaria S.A.	153,669	1,334,517
Banco de Sabadell S.A.	77,654	142,793
Banco Espanol de Credito S.A.*	48,244	200,718
Banco Santander S.A.	206,519	1,390,131
Bolsas y Mercados Espanoles S.A.	9,930	244,311
CaixaBank	142,458	482,936
Duro Felguera S.A.	20,950	143,387
Enagas S.A.	20,645	481,558
Ferrovial S.A.	36,372	578,211
Gas Natural SDG S.A.	23,729	420,796
Iberdrola S.A.	47,231	220,339
Inditex S.A.	12,672	1,682,536
Indra Sistemas S.A.(a)	12,397	148,047
Mapfre S.A.	174,779	541,109
Obrascon Huarte Lain S.A.	9,449	311,102
Red Electrica Corp. S.A.	8,507	428,760
Repsol S.A.	87,804	1,787,073
Tecnicas Reunidas S.A.	3,073	144,247
Zardoya Otis S.A.	24,017	321,663

Total Spain		13,598,996
Sweden – 3.5%
Alfa Laval AB	13,509	311,858
Assa Abloy AB Class B	10,560	432,177
Atlas Copco AB Class A	30,760	875,208
Axis Communications AB(a)	4,826	125,809
BillerudKorsnas AB	24,176	233,134
Electrolux AB Series B(a)	12,958	330,427
Fabege AB(a)	20,430	209,265
Hennes & Mauritz AB Class B	54,504	1,953,158
Husqvarna AB Class B	26,372	155,993
NCC AB Class B	8,863	222,188
Nordea Bank AB	135,228	$1,534,886
Peab AB(a)	59,283	332,794
Ratos AB Class B	15,843	167,762
Sandvik AB	33,114	510,308
Scania AB Class B	11,061	231,869
Securitas AB Class B	24,302	229,303
Skandinaviska Enskilda Banken AB Class A(a)	64,520	649,467
Skanska AB Class B	24,164	437,791
SKF AB Class B	12,789	312,546
SSAB AB Class B	12,926	85,047
Svenska Cellulosa AB Class B	16,514	426,692
Svenska Handelsbanken AB Class A(a)	26,059	1,116,184
Swedbank AB Class A	41,193	938,911
Swedish Match AB	7,454	231,920
Tele2 AB Class B	36,493	636,467
Telefonaktiebolaget LM Ericsson Class B	99,360	1,240,854
TeliaSonera AB	193,356	1,383,706
Volvo AB Class B	63,417	924,140

Total Sweden		16,239,864
Switzerland – 5.1%
Baloise Holding AG	3,076	288,776
Cie Financiere Richemont S.A. Class A	4,051	318,707
Kuehne + Nagel International AG	2,896	316,528
Nestle S.A.	85,786	6,219,134
Novartis AG	89,834	6,398,757
Partners Group Holding AG	1,515	374,850
Roche Holding AG	23,642	5,517,590
Schindler Holding AG Participating Shares	2,516	369,582
SGS S.A.	331	813,737
Sulzer AG	1,256	215,136
Swatch Group AG (The)	728	424,369
Swisscom AG	2,979	1,381,675
Syngenta AG	2,107	881,115

Total Switzerland		23,519,956
United Kingdom – 20.1%
Aberdeen Asset Management PLC	90,261	588,248
Admiral Group PLC	21,938	443,713
AMEC PLC	19,003	304,710
Anglo American PLC	26,294	675,550
Antofagasta PLC	20,979	313,459
Ashmore Group PLC	40,210	213,699
Associated British Foods PLC	20,243	584,329
AstraZeneca PLC	71,303	3,572,372
Aviva PLC	219,321	986,429
Babcock International Group PLC	27,792	459,144
BAE Systems PLC	188,738	1,130,022
Barclays PLC	343,419	1,518,245
Berendsen PLC	26,062	310,655
BG Group PLC	34,373	589,267
BHP Billiton PLC	72,566	2,110,098
BP PLC	713,718	4,984,146
British American Tobacco PLC	65,971	3,533,127
British Land Co. PLC	27,816	229,559

See Notes to Financial Statements.

38	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree DEFA Fund (DWM)

March 28, 2013

Investments	Shares	Value
British Sky Broadcasting Group PLC	64,520	$865,079
BT Group PLC	226,246	955,051
Burberry Group PLC	13,177	265,915
Cable & Wireless Communications PLC	616,413	392,555
Capita PLC	20,809	284,061
Carillion PLC	34,597	143,050
Carnival PLC	4,557	159,427
Centrica PLC	184,170	1,028,284
Compass Group PLC	54,779	699,121
Croda International PLC	7,832	326,211
Daily Mail & General Trust PLC Class A	23,334	251,387
Darty PLC	201,099	131,304
Diageo PLC	57,137	1,800,264
Electrocomponents PLC	36,543	139,277
Evraz PLC	54,700	184,392
Fidessa Group PLC	10,971	324,016
Firstgroup PLC	42,349	129,317
Fresnillo PLC	29,517	607,761
G4S PLC	53,633	237,313
GKN PLC	56,777	228,034
GlaxoSmithKline PLC	207,825	4,855,075
Halfords Group PLC	71,450	350,108
Hammerson PLC	32,926	245,933
Hays PLC	236,537	346,419
HSBC Holdings PLC	722,993	7,712,250
ICAP PLC	33,449	147,496
IG Group Holdings PLC	26,507	214,933
IMI PLC	21,741	427,514
Imperial Tobacco Group PLC	33,698	1,176,370
Inchcape PLC	29,794	227,335
Inmarsat PLC	38,459	410,247
Intercontinental Hotels Group PLC	15,881	483,978
Intertek Group PLC	4,254	219,170
Investec PLC	26,156	182,299
J. Sainsbury PLC	88,522	508,766
John Wood Group PLC	23,451	308,554
Johnson Matthey PLC	6,209	216,845
Kazakhmys PLC	21,871	130,316
Kingfisher PLC	70,662	308,800
Ladbrokes PLC	69,399	237,946
Legal & General Group PLC	318,849	836,138
Man Group PLC	277,298	375,378
Marks & Spencer Group PLC	71,406	422,863
Marston’s PLC	168,729	362,532
Meggitt PLC	32,145	239,660
Melrose Industries PLC	91,850	370,292
Mondi PLC	17,754	241,010
Moneysupermarket.com Group PLC	114,530	344,338
N. Brown Group PLC	29,605	183,411
National Grid PLC	167,916	1,950,537
Next PLC	7,074	468,975
Old Mutual PLC	163,792	504,135
Pearson PLC	28,708	516,126
Premier Farnell PLC	30,962	104,889
Prudential PLC	81,947	$1,325,206
Reckitt Benckiser Group PLC	24,118	1,727,826
Reed Elsevier PLC	49,997	592,919
Rexam PLC	28,972	232,061
Rio Tinto PLC	40,134	1,880,045
Royal Dutch Shell PLC Class A	122,238	3,951,687
Royal Dutch Shell PLC Class B	127,918	4,244,082
RSA Insurance Group PLC	242,201	428,085
SABMiller PLC	26,724	1,405,659
Sage Group PLC (The)	55,540	289,015
Segro PLC	50,416	194,677
Severn Trent PLC	12,641	328,614
Smith & Nephew PLC	17,070	196,992
Smiths Group PLC	15,268	291,419
SSE PLC	45,402	1,023,080
Standard Chartered PLC	78,837	2,039,262
Standard Life PLC	120,400	667,847
Tate & Lyle PLC	32,367	417,755
Tesco PLC	316,423	1,833,244
TUI Travel PLC	69,738	344,790
Tullow Oil PLC	7,887	147,425
Unilever PLC	40,484	1,711,407
United Utilities Group PLC	37,689	405,467
Vedanta Resources PLC(a)	13,466	205,497
Vodafone Group PLC	2,191,259	6,208,777
Weir Group PLC (The)	9,016	309,813
WH Smith PLC(a)	20,172	228,654
Whitbread PLC	6,791	264,807
William Hill PLC	40,777	229,034
WM Morrison Supermarkets PLC	85,521	358,672
Xstrata PLC	67,943	1,101,835

Total United Kingdom		91,914,882
TOTAL COMMON STOCKS (Cost: $415,336,192)		455,161,981
RIGHTS – 0.0%
United Kingdom – 0.0%
William Hill PLC, expiring 5/04/13* (Cost: $0)	9,061	17,061
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 8.1%
United States – 8.1%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(b) (Cost: $37,119,067)(c)	37,119,067	37,119,067
TOTAL INVESTMENTS IN SECURITIES – 107.3% (Cost: $452,455,259)		492,298,109
Liabilities in Excess Cash, Foreign Currency and Other Assets – (7.3)%		(33,690,966)

NET ASSETS – 100.0%		$458,607,143

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	39

Schedule of Investments (concluded)

WisdomTree DEFA Fund (DWM)

March 28, 2013

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 28, 2013 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 28, 2013.

(c)

At March 28, 2013, the total market value of the Fund’s securities on loan was $38,465,526 and the total market value of the collateral held by the Fund was $41,123,628 (includes non-cash U.S. Tresury securities collateral having a value of $4,004,561).

See Notes to Financial Statements.

40	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree DEFA Equity Income Fund (DTH)

March 28, 2013

Investments	Shares	Value
COMMON STOCKS – 99.2%
Australia – 20.8%
Adelaide Brighton Ltd.	32,878	$121,340
AGL Energy Ltd.	14,446	238,862
Amcor Ltd.	37,459	362,411
AMP Ltd.	150,163	815,638
Australia & New Zealand Banking Group Ltd.	146,607	4,360,670
BHP Billiton Ltd.	91,714	3,132,393
Boral Ltd.	22,154	113,405
Bradken Ltd.	7,610	51,649
Brickworks Ltd.	6,040	82,050
Cabcharge Australia Ltd.(a)	18,618	88,705
Caltex Australia Ltd.	6,721	149,599
Coca-Cola Amatil Ltd.	30,280	460,267
Cochlear Ltd.	1,491	105,780
Commonwealth Bank of Australia	82,557	5,853,605
Computershare Ltd.	17,975	191,146
Crown Ltd.	32,078	411,348
David Jones Ltd.(a)	66,572	207,520
DuluxGroup Ltd.	21,244	98,558
Envestra Ltd.	114,318	125,737
Fairfax Media Ltd.(a)	204,094	134,050
Flight Centre Ltd.(a)	4,001	140,154
GUD Holdings Ltd.(a)	6,863	51,373
GWA Group Ltd.	54,993	144,479
Harvey Norman Holdings Ltd.(a)	54,965	156,439
Iluka Resources Ltd.(a)	22,147	215,885
Insurance Australia Group Ltd.	66,107	393,532
IOOF Holdings Ltd.	16,072	139,074
Iress Ltd.	18,029	146,234
JB Hi-Fi Ltd.(a)	12,933	199,013
Macquarie Group Ltd.	13,278	514,266
Metcash Ltd.	46,955	202,665
Myer Holdings Ltd.(a)	86,167	265,008
National Australia Bank Ltd.	148,332	4,769,204
Orica Ltd.	12,937	329,769
Origin Energy Ltd.	36,517	505,580
OZ Minerals Ltd.	15,526	86,275
Perpetual Ltd.	3,508	147,315
Primary Health Care Ltd.	18,671	96,549
QBE Insurance Group Ltd.	44,586	627,987
SAI Global Ltd.(a)	19,225	67,545
Seven West Media Ltd.	130,424	273,307
Sonic Healthcare Ltd.	12,226	177,555
Suncorp Group Ltd.	61,705	760,387
Super Retail Group Ltd.	8,558	110,188
Sydney Airport	128,388	439,031
TABCORP Holdings Ltd.	68,210	229,693
Tatts Group Ltd.	105,396	348,321
Telstra Corp., Ltd.	763,675	3,590,722
Toll Holdings Ltd.	31,925	197,371
Transfield Services Ltd.	58,846	111,657
UGL Ltd.(a)	7,915	84,498
Wesfarmers Ltd.	50,204	2,104,074
Westpac Banking Corp.	196,936	$6,315,506
Woodside Petroleum Ltd.	23,658	883,487
Woolworths Ltd.	43,894	1,546,287
Wotif.com Holdings Ltd.(a)	12,604	65,044

Total Australia		43,540,207
Austria – 0.4%
OMV AG	11,580	493,308
Raiffeisen Bank International AG(a)	7,556	257,266
Telekom Austria AG	24,858	163,399

Total Austria		913,973
Belgium – 0.7%
Ageas	8,202	277,892
Belgacom S.A.(a)	18,448	459,449
Cofinimmo	1,572	180,362
Delhaize Group S.A.	2,316	126,557
EVS Broadcast Equipment S.A.	2,532	162,762
Mobistar S.A.	5,413	121,779
Tessenderlo Chemie N.V.	1,431	38,129

Total Belgium		1,366,930
Denmark – 0.3%
Pandora A/S(a)	5,892	162,384
TDC A/S	65,533	504,465

Total Denmark		666,849
Finland – 1.5%
Elisa Oyj(a)	9,950	185,136
Fortum Oyj	37,718	761,377
Kemira Oyj(a)	4,335	60,230
Kesko Oyj Class B	4,380	137,066
Metso Oyj	7,017	299,059
Pohjola Bank PLC Class A(a)	20,323	295,937
Rautaruukki Oyj(a)	16,615	105,652
Sampo Class A	19,054	734,017
Stora Enso Oyj Class R	36,933	238,788
Tikkurila Oyj	2,625	55,280
UPM-Kymmene Oyj(a)	26,335	294,375
Uponor Oyj(a)	3,972	54,065

Total Finland		3,220,982
France – 11.8%
AXA S.A.	98,421	1,694,787
BNP Paribas S.A.	30,336	1,559,736
Bouygues S.A.	15,340	416,811
Carrefour S.A.	31,276	857,649
Casino Guichard Perrachon S.A.	2,941	309,600
Cie de Saint-Gobain	14,556	540,554
Cie Generale des Etablissements Michelin	4,690	392,963
CNP Assurances	32,745	450,122
EDF S.A.	77,997	1,498,332
Eiffage S.A.	4,522	191,679
Euler Hermes S.A.	1,541	142,216
France Telecom S.A.	215,891	2,187,309
GDF Suez	116,013	2,237,563
Klepierre	9,130	359,277

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	41

Schedule of Investments (continued)

WisdomTree DEFA Equity Income Fund (DTH)

March 28, 2013

Investments	Shares	Value
Lagardere SCA	4,504	$166,133
Metropole Television S.A.	11,242	175,035
Natixis	98,671	375,295
Nexity S.A.	5,118	176,459
Rallye S.A.	4,026	147,856
Rexel S.A.	8,652	189,148
Sanofi	35,992	3,663,645
Societe Television Francaise 1	18,615	209,036
Suez Environnement Co.	25,611	327,193
Total S.A.	88,351	4,237,979
Veolia Environnement S.A.	19,784	249,931
Vinci S.A.	19,098	861,886
Vivendi S.A.	50,921	1,053,722

Total France		24,671,916
Germany – 8.6%
Allianz SE	16,752	2,279,115
Axel Springer AG(a)	3,326	144,378
BASF SE	23,716	2,080,597
Comdirect Bank AG	13,916	146,298
Daimler AG	39,600	2,158,342
Deutsche Boerse AG	10,783	654,175
Deutsche Post AG	41,036	947,180
Deutsche Telekom AG	219,035	2,319,292
E.ON SE	80,402	1,406,185
Freenet AG	6,400	155,777
Hannover Rueckversicherung AG	4,384	344,469
Metro AG	11,644	331,637
Muenchener Rueckversicherungs AG	6,639	1,243,817
RWE AG	24,409	911,315
Siemens AG	24,652	2,660,021
SMA Solar Technology AG	3,120	74,799

Total Germany		17,857,397
Hong Kong – 2.0%
BOC Hong Kong Holdings Ltd.	353,500	1,179,449
China Merchants Holdings International Co., Ltd.	83,660	274,281
Hang Seng Bank Ltd.	57,418	920,889
Hopewell Holdings Ltd.	59,500	241,061
New World Development Co., Ltd.	258,000	436,722
PCCW Ltd.	239,000	110,838
Power Assets Holdings Ltd.	58,518	552,188
Shanghai Industrial Holdings Ltd.	34,000	106,871
Shenzhen Investment Ltd.(a)	210,000	84,134
Shougang Fushan Resources Group Ltd.(a)	216,290	96,406
Television Broadcasts Ltd.	18,000	136,345

Total Hong Kong		4,139,184
Ireland – 0.2%
CRH PLC	21,684	479,481
Israel – 0.7%
Bezeq The Israeli Telecommunication Corp. Ltd.	306,982	425,724
Clal Industries Ltd.	52,232	203,797
Israel Chemicals Ltd.	60,492	782,314

Total Israel		1,411,835
Italy – 4.4%
ACEA SpA	8,483	$44,879
Atlantia SpA	31,823	503,443
Banca Carige SpA(a)	165,360	110,310
Banca Generali SpA	10,077	191,510
Enel SpA	586,255	1,916,653
ENI SpA	152,781	3,439,140
ERG SpA	15,427	140,650
Geox SpA(a)	11,030	30,763
Hera SpA	98,974	174,498
Intesa Sanpaolo SpA	464,371	680,973
MARR SpA	6,077	66,759
Mediobanca SpA	40,377	205,837
Parmalat SpA	102,715	262,473
Recordati SpA	16,589	150,392
Snam SpA	150,066	685,240
Telecom Italia SpA	493,957	349,494
Terna Rete Elettrica Nazionale SpA	79,273	328,796

Total Italy		9,281,810
Japan – 6.2%
Aozora Bank Ltd.	35,000	98,649
Asahi Glass Co., Ltd.	30,000	207,722
Chubu Electric Power Co., Inc.	26,200	318,792
Dai Nippon Printing Co., Ltd.(a)	19,000	180,866
Daiichi Sankyo Co., Ltd.(a)	25,100	483,206
Daito Trust Construction Co., Ltd.	1,600	137,162
Eisai Co., Ltd.(a)	7,200	322,016
Hokkaido Electric Power Co., Inc.	13,100	133,759
ITOCHU Corp.(a)	58,300	712,473
Kansai Electric Power Co., Inc. (The)*	35,400	335,475
Kyushu Electric Power Co., Inc.*	18,000	183,408
Mitsui & Co., Ltd.(a)	58,700	822,874
Mizuho Financial Group, Inc.(a)	703,000	1,502,904
MS&AD Insurance Group Holdings	13,000	288,013
Nippon Telegraph & Telephone Corp.	33,300	1,452,138
NKSJ Holdings, Inc.	11,498	240,795
NTT DoCoMo, Inc.(a)	1,136	1,686,722
Ricoh Co., Ltd.(a)	22,000	238,205
Sumitomo Corp.	46,400	583,825
Sumitomo Mitsui Financial Group, Inc.	37,900	1,547,926
Taiyo Holdings Co., Ltd.	5,200	150,491
Takeda Pharmaceutical Co., Ltd.(a)	22,500	1,230,057

Total Japan		12,857,478
Netherlands – 1.3%
CSM	1,986	42,079
Delta Lloyd N.V.	17,417	299,246
Koninklijke Ahold N.V.	26,665	409,345
Koninklijke Philips Electronics N.V.	30,424	901,872
Randstad Holding N.V.	6,236	255,764
Reed Elsevier NV	21,264	364,932
STMicroelectronics N.V.	45,880	352,309
Wolters Kluwer NV	8,253	180,531

Total Netherlands		2,806,078

See Notes to Financial Statements.

42	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree DEFA Equity Income Fund (DTH)

March 28, 2013

Investments	Shares	Value
New Zealand – 0.5%
Auckland International Airport Ltd.	53,595	$132,268
Fisher & Paykel Healthcare Corp., Ltd.	70,447	154,671
Fletcher Building Ltd.	34,952	251,013
Sky Network Television Ltd.	14,995	66,599
SKYCITY Entertainment Group Ltd.	29,267	108,158
Telecom Corp. of New Zealand Ltd.	113,758	223,070
Vector Ltd.	52,564	125,539

Total New Zealand		1,061,318
Norway – 2.2%
Aker ASA Class A	4,358	163,635
Aker Solutions ASA	14,375	267,660
Austevoll Seafood ASA	9,944	60,355
Gjensidige Forsikring ASA	22,514	371,920
Orkla ASA	37,263	298,360
SpareBank 1 SMN(a)	8,043	63,848
Statoil ASA	88,900	2,152,195
Telenor ASA	52,744	1,154,806

Total Norway		4,532,779
Portugal – 0.9%
EDP-Energias de Portugal S.A.	254,050	783,594
Portugal Telecom, SGPS, S.A.	123,555	613,050
Sonae	244,497	219,771
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	47,890	202,566

Total Portugal		1,818,981
Singapore – 3.1%
Hutchison Port Holdings Trust Class U	439,597	373,657
Keppel Corp., Ltd.	70,000	631,952
Keppel Land Ltd.	69,000	219,136
M1 Ltd.	92,000	219,507
SembCorp Marine Ltd.(a)	82,000	292,810
Singapore Airlines Ltd.	85,000	744,761
Singapore Exchange Ltd.	54,000	335,160
Singapore Post Ltd.	168,000	168,596
Singapore Press Holdings Ltd.(a)	88,000	317,782
Singapore Technologies Engineering Ltd.	132,000	458,584
Singapore Telecommunications Ltd.	751,000	2,173,215
SMRT Corp., Ltd.	116,000	147,735
StarHub Ltd.	87,000	305,054
Venture Corp., Ltd.	20,000	139,610

Total Singapore		6,527,559
Spain – 2.9%
Abertis Infraestructuras, S.A.(a)	35,791	602,525
Acciona S.A.(a)	3,037	165,859
Acerinox S.A.	9,401	96,574
ACS Actividades de Construccion y Servicios, S.A.	31,722	741,566
Almirall S.A.	6,649	83,245
Antena 3 de Television S.A.	28,935	157,910
Banco Espanol de Credito S.A.*	26,114	108,647
Bolsas y Mercados Espanoles S.A.	9,044	222,513
CaixaBank	118,428	401,474
Caja de Ahorros del Mediterraneo*(a)	6,353	$10,932
Duro Felguera S.A.	20,950	143,387
Enagas S.A.	11,893	277,412
Ferrovial S.A.	24,131	383,614
Indra Sistemas S.A.(a)	13,847	165,363
Mapfre S.A.	172,709	534,701
Obrascon Huarte Lain S.A.	8,093	266,456
Red Electrica Corp. S.A.	5,257	264,957
Repsol YPF S.A.	69,167	1,407,754

Total Spain		6,034,889
Sweden – 3.9%
Axfood AB	1,975	80,494
Bilia AB Class A	3,568	64,479
BillerudKorsnas AB	9,773	94,243
Boliden AB	10,723	173,000
Castellum AB(a)	10,675	152,359
Electrolux AB Series B(a)	8,568	218,483
Fabege AB(a)	7,034	72,049
Hennes & Mauritz AB Class B(a)	38,970	1,396,495
Hoganas AB Class B	1,714	84,883
Intrum Justitia AB	4,559	88,347
Loomis AB Class B	4,528	84,265
Nordea Bank AB	89,890	1,020,283
Peab AB(a)	12,768	71,675
Ratos AB Class B	15,422	163,304
Scania AB Class B	9,842	206,316
Securitas AB Class B	12,045	113,651
Skandinaviska Enskilda Banken AB Class A(a)	67,430	678,759
Skanska AB Class B	13,717	248,518
Svenska Handelsbanken AB Class A(a)	20,868	893,839
Swedbank AB Class A(a)	32,621	743,530
Tele2 AB Class B	29,859	520,764
TeliaSonera AB(a)	149,394	1,069,102

Total Sweden		8,238,838
Switzerland – 4.9%
Baloise Holding AG	3,257	305,768
Mobilezone Holding AG	13,197	135,183
Novartis AG	68,559	4,883,367
Roche Holding AG – Genusschein	17,408	4,062,694
Swisscom AG	1,783	826,964

Total Switzerland		10,213,976
United Kingdom – 21.9%
Aberdeen Asset Management PLC	32,760	213,503
Admiral Group PLC	11,776	238,179
AstraZeneca PLC	54,162	2,713,586
Aviva PLC	190,556	857,054
BAE Systems PLC	141,028	844,370
BBA Aviation PLC	19,255	75,287
Berendsen PLC	15,530	185,115
BHP Billiton PLC	59,520	1,730,742
BP PLC	563,945	3,938,228
British American Tobacco PLC	51,091	2,736,217

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	43

Schedule of Investments (concluded)

WisdomTree DEFA Equity Income Fund (DTH)

March 28, 2013

Investments	Shares	Value
British Land Co. PLC	17,399	$143,590
Britvic PLC	9,888	66,724
Cable & Wireless Communications PLC	397,361	253,055
Carillion PLC	13,388	55,356
Centrica PLC	163,770	914,384
Daily Mail & General Trust PLC Class A	22,769	245,300
Darty PLC	124,473	81,273
Electrocomponents PLC	30,496	116,230
Fidessa Group PLC	5,148	152,040
Firstgroup PLC	51,402	156,961
Fresnillo PLC	22,751	468,447
GlaxoSmithKline PLC	157,635	3,682,569
Greene King PLC	26,246	279,770
Halfords Group PLC	10,261	50,279
Hargreaves Lansdown PLC	9,963	131,314
Hays PLC	62,980	92,237
HSBC Holdings PLC	538,911	5,748,626
ICAP PLC	34,213	150,865
IG Group Holdings PLC	13,458	109,125
Imperial Tobacco Group PLC	27,000	942,548
Inmarsat PLC	21,138	225,481
Interserve PLC	20,451	155,052
Investec PLC	27,784	193,646
J. Sainsbury PLC	62,456	358,956
Kier Group PLC	3,093	55,044
Ladbrokes PLC	34,298	117,596
Laird PLC	19,370	63,913
Legal & General Group PLC	211,230	553,922
Man Group PLC	179,921	243,559
Marks & Spencer Group PLC	50,363	298,248
Marston’s PLC	36,418	78,248
Micro Focus International PLC	3,954	41,157
Moneysupermarket.com Group PLC	51,827	155,820
N. Brown Group PLC	24,758	153,383
National Grid PLC	118,970	1,381,973
Old Mutual PLC	118,569	364,943
Premier Farnell PLC	42,948	145,493
Reed Elsevier PLC	33,641	398,952
Royal Dutch Shell PLC Class B	85,906	2,850,202
RSA Insurance Group PLC	206,057	364,201
Sage Group PLC (The)	42,657	221,976
Segro PLC	48,443	187,059
Severn Trent PLC	7,982	207,499
SSE PLC	30,555	688,520
Standard Life PLC	98,321	545,377
Tesco PLC	239,212	1,385,910
TUI Travel PLC	68,869	340,494
Tullett Prebon PLC	11,026	43,396
Unilever PLC	30,925	1,307,313
United Utilities Group PLC	19,308	207,720
Vodafone Group PLC	1,665,506	4,719,093
WM Morrison Supermarkets PLC	49,341	$206,934
WS Atkins PLC	8,446	116,962

Total United Kingdom		45,751,016
TOTAL COMMON STOCKS (Cost: $193,155,851)		207,393,476
EXCHANGE-TRADED FUND – 0.2%
United States – 0.2%
WisdomTree International LargeCap Dividend Fund(a)(b)
(Cost: $464,483)	10,122	465,814
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 6.4%
United States – 6.4%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(c)
(Cost: $13,288,926)(d)	13,288,926	13,288,926
TOTAL INVESTMENTS IN SECURITIES – 105.8% (Cost: $206,909,260)		221,148,216
Liabilities in Excess of Foreign Currency and Other Assets – (5.8)%		(12,137,822)

NET ASSETS – 100.0%		$209,010,394
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 28, 2013 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of March 28, 2013.

(d)

At March 28, 2013, the total market value of the Fund’s securities on loan was $13,074,624 and the total market value of the collateral held by the Fund was $13,757,816 (includes non-cash U.S. Treasury securities collateral having a value of $468,890).

See Notes to Financial Statements.

44	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree Global Equity Income Fund (DEW)

March 28, 2013

Investments	Shares	Value
COMMON STOCKS – 99.4%
Australia – 11.4%
AGL Energy Ltd.	5,630	$93,091
Amcor Ltd.	11,067	107,072
AMP Ltd.	48,603	263,996
Australia & New Zealand Banking Group Ltd.	40,708	1,210,816
BHP Billiton Ltd.	27,283	931,822
Boral Ltd.	18,247	93,405
Brambles Ltd.	13,662	120,641
Coca-Cola Amatil Ltd.	9,069	137,852
Cochlear Ltd.	1,117	79,246
Commonwealth Bank of Australia	23,550	1,669,784
Crown Ltd.	9,622	123,386
Harvey Norman Holdings Ltd.(a)	18,306	52,102
Incitec Pivot Ltd.	25,060	80,730
Macquarie Group Ltd.	4,259	164,954
Metcash Ltd.	33,148	143,072
National Australia Bank Ltd.	42,786	1,375,665
Orica Ltd.	4,894	124,750
Origin Energy Ltd.	12,954	179,349
QBE Insurance Group Ltd.	14,530	204,653
Sonic Healthcare Ltd.	5,372	78,016
Suncorp Group Ltd.	16,092	198,301
Tatts Group Ltd.	34,418	113,747
Telstra Corp., Ltd.	228,314	1,073,509
Toll Holdings Ltd.	10,923	67,530
Wesfarmers Ltd.	15,028	629,831
Westpac Banking Corp.	55,985	1,795,373
Woodside Petroleum Ltd.	7,237	270,259
Woolworths Ltd.	12,846	452,536

Total Australia		11,835,488
Austria – 0.3%
Oesterreichische Post AG	3,021	130,324
OMV AG	3,859	164,393

Total Austria		294,717
Belgium – 0.2%
Belgacom S.A.	6,582	163,925
Elia System Operator S.A.(a)	1,787	76,643

Total Belgium		240,568
Brazil – 2.4%
Banco do Brasil S.A.	43,200	588,112
Banco Santander Brasil S.A.	31,400	227,517
BM&F Bovespa S.A.	23,300	157,617
Centrais Eletricas Brasileiras S.A.	17,500	60,667
Cia Energetica de Minas Gerais	5,550	64,491
Cia Siderurgica Nacional S.A.	18,000	81,504
CPFL Energia S.A.	10,900	114,062
EDP – Energias do Brasil S.A.	9,400	58,833
Natura Cosmeticos S.A.	3,800	93,061
Oi S.A.	9,298	32,049
Petroleo Brasileiro S.A.	54,900	458,782
Tractebel Energia S.A.	5,200	89,592
Vale S.A.	26,600	$460,406

Total Brazil		2,486,693
Canada – 5.5%
ARC Resources Ltd.(a)	1,742	46,021
Bank of Montreal	4,666	293,660
Bank of Nova Scotia	7,426	432,059
BCE, Inc.(a)	6,349	296,593
Bell Aliant, Inc.	3,952	104,795
Bonavista Energy Corp.(a)	4,203	61,807
Canadian Imperial Bank of Commerce(a)	3,721	291,835
Canadian Oil Sands Ltd.	6,592	135,869
CI Financial Corp.	3,576	98,908
Crescent Point Energy Corp.(a)	3,576	134,987
Emera, Inc.	1,839	63,536
Encana Corp.(a)	5,824	113,275
Enerplus Corp.(a)	5,722	83,581
First Capital Realty, Inc.(a)	3,474	64,799
Great-West Lifeco, Inc.	11,068	296,650
Husky Energy, Inc.(a)	8,143	233,722
IGM Financial, Inc.	3,781	170,339
Manulife Financial Corp.(a)	17,063	251,255
Pembina Pipeline Corp.(a)	3,234	102,182
Penn West Petroleum Ltd.	9,285	99,800
PetroBakken Energy Ltd.(a)	2,288	19,886
Power Corp. of Canada	5,313	142,768
Power Financial Corp.	8,599	253,412
RioCan Real Estate Investment Trust(a)	4,598	125,818
Rogers Communications, Inc. Class B(a)	4,394	224,425
Royal Bank of Canada(a)	10,512	633,234
Shaw Communications, Inc. Class B(a)	4,291	106,267
Sun Life Financial, Inc.	7,667	209,193
Thomson Reuters Corp.	7,970	258,567
TransAlta Corp.(a)	3,576	52,270
TransCanada Corp.	5,172	246,904
Veresen, Inc.(a)	5,473	69,817

Total Canada		5,718,234
Chile – 0.2%
Banco de Chile	944,282	148,763
ENTEL Chile S.A.	5,337	112,867

Total Chile		261,630
China – 3.2%
Bank of China Ltd. Class H	957,366	443,987
China CITIC Bank Corp., Ltd. Class H	218,000	130,868
China Construction Bank Corp. Class H	1,993,405	1,628,077
China Petroleum & Chemical Corp. Class H	160,000	188,389
Chongqing Rural Commercial Bank Co., Ltd. Class H	65,392	34,959
Guangzhou R&F Properties Co., Ltd. Class H	40,800	68,432
Industrial & Commercial Bank of China, Ltd. Class H	809,215	567,091
PetroChina Co., Ltd. Class H	154,000	201,957
Zhejiang Expressway Co., Ltd. Class H	79,800	63,017

Total China		3,326,777

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	45

Schedule of Investments (continued)

WisdomTree Global Equity Income Fund (DEW)

March 28, 2013

Investments	Shares	Value
Czech Republic – 0.3%
CEZ AS	6,123	$179,610
Telefonica Czech Republic AS	6,523	98,516

Total Czech Republic		278,126
Denmark – 0.1%
TDC A/S	18,150	139,716
Finland – 0.7%
Elisa Oyj(a)	3,034	56,452
Fortum Oyj	10,310	208,118
Metso Oyj(a)	2,310	98,451
Sampo Class A	6,517	251,054
Stora Enso Oyj Class R	11,285	72,963
UPM-Kymmene Oyj	8,054	90,028

Total Finland		777,066
France – 7.4%
AXA S.A.	29,342	505,262
BNP Paribas S.A.	9,184	472,198
Bouygues S.A.	6,245	169,686
Carrefour S.A.	11,195	306,989
Casino Guichard Perrachon S.A.	1,484	156,221
Cie Generale des Etablissements Michelin	1,809	151,571
CNP Assurances	11,044	151,814
Compagnie de Saint-Gobain	5,120	190,137
EDF S.A.	24,324	467,267
Euler Hermes S.A.	833	76,876
France Telecom S.A.	63,034	638,632
GDF Suez	34,871	672,563
Klepierre	3,676	144,655
Natixis	34,443	131,004
Sanofi	10,615	1,080,507
Schneider Electric S.A.	4,077	298,411
Suez Environnement Co.	7,908	101,029
Total S.A.	25,521	1,224,179
Veolia Environnement S.A.	9,883	124,852
Vinci S.A.	5,998	270,688
Vivendi S.A.	15,313	316,876

Total France		7,651,417
Germany – 5.3%
Allianz SE	4,668	635,083
Axel Springer AG(a)	1,556	67,544
BASF SE	6,767	593,667
Bayerische Motoren Werke AG	4,172	360,597
Bilfinger Se	837	87,090
Daimler AG	11,617	633,168
Deutsche Boerse AG	3,520	213,549
Deutsche Post AG	12,466	287,736
Deutsche Telekom AG	62,071	657,250
E.ON SE	24,714	432,234
Metro AG	3,648	103,900
Muenchener Rueckversicherungs AG	1,892	354,466
RWE AG	6,565	245,106
Siemens AG	7,103	766,434

Total Germany		5,437,824
Hong Kong – 3.6%
BOC Hong Kong Holdings Ltd.	102,000	$340,322
China Merchants Holdings International Co., Ltd.	28,609	93,795
China Mobile Ltd.	142,532	1,509,295
CLP Holdings Ltd.	20,500	179,578
CNOOC Ltd.	283,000	543,933
Hang Seng Bank Ltd.	17,200	275,859
Hong Kong Exchanges and Clearing Ltd.	8,900	151,569
Hopewell Holdings Ltd.	21,500	87,106
Power Assets Holdings Ltd.	17,500	165,134
Shanghai Industrial Holdings Ltd.	29,000	91,155
Sun Hung Kai Properties Ltd.	19,000	256,021

Total Hong Kong		3,693,767
Indonesia – 0.4%
Astra Agro Lestari Tbk PT	15,000	28,557
Indo Tambangraya Megah Tbk PT	35,000	127,862
Perusahaan Gas Negara Persero Tbk PT	183,000	112,051
Telekomunikasi Indonesia Persero Tbk PT	145,087	164,235

Total Indonesia		432,705
Ireland – 0.2%
CRH PLC	8,089	178,866
Israel – 0.4%
Bezeq The Israeli Telecommunication Corp., Ltd.	94,707	131,340
Israel Chemicals Ltd.	18,418	238,191

Total Israel		369,531
Italy – 2.4%
Atlantia SpA	9,717	153,724
Enel SpA	175,176	572,706
ENI SpA	43,351	975,842
Intesa Sanpaolo SpA	140,125	205,485
Mediolanum SpA	8,734	48,069
Parmalat SpA	16,747	42,795
Snam SpA	45,315	206,920
Telecom Italia SpA	181,530	128,439
Terna Rete Elettrica Nazionale SpA	35,337	146,565

Total Italy		2,480,545
Japan – 4.8%
Astellas Pharma, Inc.	3,800	204,510
Canon, Inc.	9,000	330,249
Chubu Electric Power Co., Inc.	7,800	94,907
Dai Nippon Printing Co., Ltd.	12,000	114,231
Daiichi Sankyo Co., Ltd.	7,800	150,159
Eisai Co., Ltd.	3,300	147,591
Hokkaido Electric Power Co., Inc.*	2,900	29,611
ITOCHU Corp.	17,800	217,530
JX Holdings, Inc.	23,500	131,722
Kansai Electric Power Co., Inc. (The)*	11,800	111,825
Kyushu Electric Power Co., Inc.*	5,000	50,947
Mitsubishi Corp.	14,300	267,688
Mitsui & Co., Ltd.	14,900	208,873
Mizuho Financial Group, Inc.	195,700	418,376
MS&AD Insurance Group Holdings, Inc.	2,100	46,525

See Notes to Financial Statements.

46	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree Global Equity Income Fund (DEW)

March 28, 2013

Investments	Shares	Value
Nippon Telegraph & Telephone Corp.	10,100	$440,438
NKSJ Holdings, Inc.	5,672	118,785
NTT DoCoMo, Inc.	332	492,950
Resona Holdings, Inc.	17,800	93,714
Ricoh Co., Ltd.	10,000	108,275
Sankyo Co., Ltd.	1,500	70,198
Sumitomo Corp.	13,400	168,604
Sumitomo Mitsui Financial Group, Inc.	10,900	445,182
Takeda Pharmaceutical Co., Ltd.	7,600	415,486
Toppan Printing Co., Ltd.	11,000	79,090

Total Japan		4,957,466
Malaysia – 0.8%
British American Tobacco Malaysia Bhd	6,300	127,119
DiGi.Com Bhd	87,900	131,715
Malayan Banking Bhd	121,800	369,747
Maxis Bhd	102,400	215,944

Total Malaysia		844,525
Mexico – 0.5%
Grupo Mexico S.A.B de CV Series B	75,500	305,264
Grupo Modelo S.A.B de CV Series C(a)	26,000	235,891

Total Mexico		541,155
Netherlands – 0.9%
Akzo Nobel N.V.	1,404	89,279
Delta Lloyd N.V.	7,035	120,870
Koninklijke Boskalis Westminster N.V.	713	28,373
Koninklijke Philips Electronics N.V.	9,448	280,071
Randstad Holding N.V.	2,425	99,459
Reed Elsevier N.V.	9,275	159,178
STMicroelectronics N.V.	15,789	121,242

Total Netherlands		898,472
New Zealand – 0.2%
Auckland International Airport Ltd.	18,214	44,951
Fletcher Building Ltd.	11,460	82,302
Telecom Corp. of New Zealand Ltd.	40,935	80,270

Total New Zealand		207,523
Norway – 1.2%
Gjensidige Forsikring ASA	5,702	94,194
Orkla ASA	13,283	106,355
Statoil ASA	29,221	707,416
Telenor ASA	13,520	296,015

Total Norway		1,203,980
Philippines – 0.2%
Philippine Long Distance Telephone Co.	2,350	172,061
Poland – 0.6%
Bank Handlowy w Warszawie S.A.	2,517	70,423
Bank Pekao S.A.	1,919	92,633
KGHM Polska Miedz S.A.	4,085	198,193
Powszechna Kasa Oszczednosci Bank Polski S.A.	10,415	110,636
Powszechny Zaklad Ubezpieczen S.A.	980	121,730
Telekomunikacja Polska S.A.	22,992	47,151

Total Poland		640,766
Portugal – 0.4%
EDP-Energias de Portugal S.A.	65,003	$200,495
Portugal Telecom, SGPS, S.A.	36,723	182,211

Total Portugal		382,706
Russia – 2.2%
Gazprom Neft JSC ADR	8,988	189,647
Gazprom OAO ADR	113,226	968,082
Lukoil OAO ADR	6,556	422,207
MMC Norilsk Nickel OJSC ADR	12,618	213,118
Mobile Telesystems OJSC ADR	12,261	254,293
Novolipetsk Steel OJSC GDR(a)	5,430	85,631
Tatneft ADR	2,590	102,512

Total Russia		2,235,490
Singapore – 2.0%
DBS Group Holdings Ltd.	14,000	180,558
Hutchison Port Holdings Trust Class U	122,827	104,403
Jardine Cycle & Carriage Ltd.	3,000	123,642
Keppel Corp., Ltd.	15,800	142,641
Keppel Land Ltd.	30,000	95,276
SembCorp Marine Ltd.(a)	32,000	114,267
SIA Engineering Co., Ltd.	20,000	76,415
Singapore Airlines Ltd.	28,000	245,333
Singapore Press Holdings Ltd.(a)	36,000	130,002
Singapore Technologies Engineering Ltd.	40,000	138,965
Singapore Telecommunications Ltd.	211,000	610,583
StarHub Ltd.	27,000	94,672

Total Singapore		2,056,757
South Africa – 1.3%
ABSA Group Ltd.(a)	4,795	81,010
African Bank Investments Ltd.(a)	13,104	43,264
Kumba Iron Ore Ltd.(a)	4,457	239,002
MMI Holdings Ltd.	31,520	79,810
MTN Group Ltd.(a)	17,864	314,425
Sanlam Ltd.	22,651	116,484
Sasol Ltd.	5,362	238,069
Standard Bank Group Ltd.	9,131	117,829
Vodacom Group Ltd.(a)	13,681	163,884

Total South Africa		1,393,777
South Korea – 0.4%
KT Corp.	4,430	139,757
SK Telecom Co., Ltd.	1,276	207,009
S-Oil Corp.	1,328	111,482

Total South Korea		458,248
Spain – 1.7%
Abertis Infraestructuras, S.A.(a)	8,854	149,053
Acciona S.A.(a)	1,338	73,072
Acerinox S.A.	5,779	59,366
ACS Actividades de Construccion y Servicios, S.A.(a)	9,551	223,274
Banco Bilbao Vizcaya Argentaria S.A.	37,729	327,652
CaixaBank	46,774	158,565
Gas Natural SDG S.A.	7,363	130,571

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	47

Schedule of Investments (continued)

WisdomTree Global Equity Income Fund (DEW)

March 28, 2013

Investments	Shares	Value
Mapfre S.A.	47,739	$147,798
Red Electrica Corp. S.A.	755	38,053
Repsol YPF S.A.	19,615	399,224
Zardoya Otis S.A.	5,169	69,229

Total Spain		1,775,857
Sweden – 2.5%
Boliden AB	2,623	42,318
Electrolux AB Series B(a)	4,516	115,157
Hennes & Mauritz AB Class B	12,504	448,083
Nordea Bank AB	29,211	331,555
Ratos AB Class B	7,260	76,877
Securitas AB Class B	4,131	38,978
Skandinaviska Enskilda Banken AB Class A(a)	18,008	181,271
Skanska AB Class B	7,481	135,537
Svenska Handelsbanken AB Class A(a)	4,810	206,027
Swedbank AB Class A	8,924	203,405
Tele2 AB Class B	8,615	150,252
Telefonaktiebolaget LM Ericsson Class B	22,379	279,479
TeliaSonera AB(a)	46,521	332,916

Total Sweden		2,541,855
Switzerland – 3.1%
Kuehne + Nagel International AG	952	104,052
Novartis AG	21,218	1,511,330
Roche Holding AG - Genusschein	4,964	1,158,503
SGS S.A.	70	172,089
Swisscom AG	565	262,050

Total Switzerland		3,208,024
Taiwan – 2.3%
China Steel Corp.	204,850	177,773
Chunghwa Telecom Co., Ltd.	87,800	270,718
Compal Electronics, Inc.	93,335	65,704
Delta Electronics, Inc.	31,000	129,588
Formosa Chemicals & Fibre Corp.	104,000	232,676
Formosa Petrochemical Corp.	89,000	233,643
Formosa Plastics Corp.	102,000	240,823
HTC Corp.	15,000	122,398
MediaTek, Inc.	15,000	170,554
Mega Financial Holding Co., Ltd.	124,750	100,751
Nan Ya Plastics Corp.	135,000	237,472
Quanta Computer, Inc.	33,000	72,616
Taiwan Cement Corp.	59,000	72,609
Taiwan Mobile Co., Ltd.	29,800	100,654
United Microelectronics Corp.	269,000	99,854
Wistron Corp.	56,338	61,609

Total Taiwan		2,389,442
Thailand – 0.8%
Advanced Info Service PCL	27,100	218,392
PTT Global Chemical PCL	52,210	123,906
PTT PCL	25,600	283,230
Shin Corp. PCL NVDR	61,201	166,143

Total Thailand		791,671
Turkey – 0.5%
Arcelik A.S.	5,456	$38,595
Ford Otomotiv Sanayi A.S.	7,683	110,394
Tupras Turkiye Petrol Rafinerileri A.S.	5,372	161,798
Turk Telekomunikasyon A.S.	53,739	238,180

Total Turkey		548,967
United Kingdom – 14.9%
Admiral Group PLC	2,929	59,241
AstraZeneca PLC	14,938	748,413
Aviva PLC	57,965	260,706
BAE Systems PLC	46,426	277,964
Balfour Beatty PLC	7,570	26,990
Barclays PLC	81,546	360,512
BHP Billiton PLC	18,160	528,063
BP PLC	165,329	1,154,551
British American Tobacco PLC	14,518	777,523
British Land Co. PLC	11,319	93,413
British Sky Broadcasting Group PLC	12,463	167,103
BT Group PLC	63,354	267,436
Centrica PLC	48,808	272,512
Drax Group PLC	4,081	37,893
Fresnillo PLC	7,608	156,650
GlaxoSmithKline PLC	44,862	1,048,038
HSBC Holdings PLC	164,576	1,755,551
IG Group Holdings PLC	10,001	81,093
Imperial Tobacco Group PLC	7,172	250,369
Inmarsat PLC	8,031	85,668
J. Sainsbury PLC	18,568	106,717
Legal & General Group PLC	79,068	207,345
Man Group PLC	76,129	103,056
Marks & Spencer Group PLC	20,885	123,680
National Grid PLC	36,221	420,749
Old Mutual PLC	40,762	125,461
Pearson PLC	6,897	123,997
Prudential PLC	18,616	301,049
Reckitt Benckiser Group PLC	4,717	337,928
Reed Elsevier PLC	11,320	134,245
Rexam PLC	13,042	104,464
Rio Tinto PLC	10,071	471,768
Royal Dutch Shell PLC Class B	25,532	847,104
RSA Insurance Group PLC	75,380	133,232
Segro PLC	18,949	73,170
Severn Trent PLC	3,189	82,901
SSE PLC	8,538	192,394
Standard Chartered PLC	17,033	440,589
Standard Life PLC	34,393	190,775
Tesco PLC	72,542	420,283
TUI Travel PLC	24,476	121,011
Unilever PLC	9,490	401,177
United Utilities Group PLC	9,948	107,023
Vodafone Group PLC	470,291	1,332,536
WM Morrison Supermarkets PLC	21,331	89,461

Total United Kingdom		15,401,804

See Notes to Financial Statements.

48	WisdomTree International Dividend and Sector Funds

Schedule of Investments (concluded)

WisdomTree Global Equity Income Fund (DEW)

March 28, 2013

Investments	Shares	Value
United States – 14.1%
Altria Group, Inc.	16,904	$581,329
Ameren Corp.	2,620	91,752
American Electric Power Co., Inc.	3,725	181,147
AT&T, Inc.	49,536	1,817,476
Avon Products, Inc.	4,757	98,613
Bristol-Myers Squibb Co.	10,423	429,323
CenturyLink, Inc.	8,246	289,682
Cincinnati Financial Corp.	2,119	99,996
ConocoPhillips	11,589	696,499
Consolidated Edison, Inc.	1,967	120,046
Diamond Offshore Drilling, Inc.(a)	2,143	149,067
Dominion Resources, Inc.	3,719	216,371
DTE Energy Co.	1,549	105,859
Duke Energy Corp.	5,348	388,211
Eli Lilly & Co.	9,836	558,586
Entergy Corp.	1,574	99,540
Exelon Corp.	6,481	223,465
FirstEnergy Corp.	3,556	150,063
Frontier Communications Corp.(a)	38,415	152,892
HCP, Inc.	4,432	220,980
Health Care REIT, Inc.	2,540	172,491
Hospitality Properties Trust	3,541	97,165
Hudson City Bancorp, Inc.	5,499	47,511
Integrys Energy Group, Inc.	1,631	94,859
Kimco Realty Corp.	5,264	117,914
Leggett & Platt, Inc.	3,145	106,238
Liberty Property Trust	2,552	101,442
Lockheed Martin Corp.	2,685	259,156
Lorillard, Inc.	3,384	136,544
Macerich Co. (The)	1,817	116,978
Mack-Cali Realty Corp.	2,671	76,417
Merck & Co., Inc.	23,761	1,050,949
New York Community Bancorp, Inc.(a)	9,166	131,532
Nucor Corp.	2,944	135,866
NYSE Euronext	2,352	90,881
Old Republic International Corp.	6,494	82,539
Paychex, Inc.	4,756	166,793
Pfizer, Inc.	48,416	1,397,286
PG&E Corp.	3,023	134,614
Pinnacle West Capital Corp.	1,354	78,383
Pitney Bowes, Inc.(a)	6,568	97,600
Plum Creek Timber Co., Inc.	2,552	133,214
PPL Corp.	5,202	162,875
Public Service Enterprise Group, Inc.	3,930	134,956
Reynolds American, Inc.	6,229	277,128
SCANA Corp.	2,176	111,324
Senior Housing Properties Trust	4,460	119,662
Southern Co. (The)	5,880	275,890
Southern Copper Corp.	9,837	369,576
Spectra Energy Corp.	5,486	168,694
Sysco Corp.	4,322	152,005
Verizon Communications, Inc.	21,970	1,079,826
Waste Management, Inc.	3,533	138,529
Windstream Corp.	11,730	$93,254

Total United States		14,580,988
TOTAL COMMON STOCKS (Cost: $92,784,590)		102,835,204
EXCHANGE-TRADED FUNDS – 0.2%
United States – 0.2%
WisdomTree DEFA Equity Income Fund(b)	3,032	126,313
WisdomTree Equity Income Fund(a)(b)	832	42,590

TOTAL EXCHANGE-TRADED FUNDS (Cost: $167,416)		168,903
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 5.7%
United States – 5.7%
Dreyfus Institutional Preferred Money Market Fund 0.09%(c)
(Cost: $5,952,460)(d)	5,952,460	5,952,460
TOTAL INVESTMENTS IN SECURITIES – 105.3% (Cost: $98,904,466)		108,956,567
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (5.3)%		(5,483,524)

NET ASSETS – 100.0%		$103,473,043

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depository Receipt

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 28, 2013 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of March 28, 2013.

(d)	At March 28, 2013, the total market value of the Fund’s securities on loan was $5,671,067 and the total market value of the collateral held by the Fund was $5,952,460.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	49

Schedule of Investments

WisdomTree Europe SmallCap Dividend Fund (DFE)

March 28, 2013

Investments	Shares	Value
COMMON STOCKS – 99.4%
Austria – 1.9%
Austriamicrosystems AG	747	$84,486
CAT Oil AG	21,304	254,688
POLYTEC Holding AG	8,707	71,780
RHI AG	13,025	422,400
Wienerberger AG	14,458	172,436
Zumtobel AG	14,733	170,268

Total Austria		1,176,058
Belgium – 2.9%
Arseus N.V.	8,706	228,171
Barco N.V.	1,993	174,666
EVS Broadcast Equipment S.A.	4,205	270,306
Exmar N.V.(a)	54,846	542,998
Melexis N.V.	8,851	165,823
Recticel S.A.	10,252	81,225
Tessenderlo Chemie N.V.	11,819	314,918

Total Belgium		1,778,107
Denmark – 0.5%
D/S Norden	6,386	205,698
NKT Holding A/S(a)	2,452	91,061

Total Denmark		296,759
Finland – 5.2%
Alma Media Oyj(a)	26,305	124,979
Citycon Oyj(a)	76,151	218,062
F-Secure Oyj	40,853	89,181
HKScan Oyj Class A	21,962	106,037
Lassila & Tikanoja Oyj*	13,673	220,171
Oriola-KD Oyj Class B	34,473	108,896
PKC Group Oyj	6,982	162,187
Raisio PLC Class V(a)	37,649	146,002
Ramirent Oyj(a)	28,130	266,578
Rautaruukki Oyj(a)	82,860	526,895
Stockmann Oyj Abp Class B(a)	10,322	161,970
Tieto Oyj(a)	23,369	495,134
Tikkurila Oyj	13,877	292,239
Uponor Oyj(a)	18,438	250,968

Total Finland		3,169,299
France – 7.0%
Akka Technologies	2,477	68,703
Alten Ltd.	9,012	357,584
April	16,026	251,681
Assystem	4,219	88,307
Beneteau S.A.*	14,960	152,144
Derichebourg S.A.*	56,040	221,784
Faiveley Transport	2,746	174,085
GL Events S.A.	5,958	129,526
Groupe Steria SCA	3,609	48,846
LaCie S.A.*(a)	16,965	98,031
Medica S.A.	7,887	144,117
Mersen	4,325	100,745
Nexans S.A.	5,677	261,268
Nexity S.A.	31,676	$1,092,127
Plastic Omnium S.A.	12,093	560,583
Saft Groupe S.A.	5,619	145,029
Sechilienne-Sidec	15,319	272,051
Trigano S.A.*	5,497	66,140

Total France		4,232,751
Germany – 10.5%
Bauer AG(a)	4,720	120,704
BayWa AG	4,361	205,938
Bechtle AG	3,442	160,154
Bertrandt AG	2,079	242,937
Comdirect Bank AG(a)	68,604	721,228
CompuGroup Medical AG	10,912	240,798
Delticom AG(a)	3,285	151,162
Drillisch AG	29,988	548,925
Duerr AG	3,175	346,587
Elmos Semiconductor AG	4,067	45,070
Euromicron AG(a)	4,137	83,191
Gildemeister AG	8,734	183,819
Grammer AG	1,958	54,648
H&R AG(a)	6,782	85,912
Indus Holding AG	6,680	206,810
Kontron AG	13,529	73,694
LPKF Laser & Electronics AG	2,403	57,841
MLP AG	78,757	526,189
NORMA Group	6,922	218,525
Pfeiffer Vacuum Technology AG	2,359	260,662
QSC AG	32,030	107,513
Sixt AG	8,275	162,577
SMA Solar Technology AG	10,512	252,016
Solarworld AG(a)	39,189	42,875
Takkt AG	27,986	458,194
Vossloh AG(a)	2,765	276,942
Wincor Nixdorf AG	11,267	560,633

Total Germany		6,395,544
Ireland – 2.1%
FBD Holdings PLC	18,587	292,377
Grafton Group PLC	38,063	249,809
Greencore Group PLC	88,106	141,477
IFG Group PLC	20,071	36,598
Irish Continental Group PLC	9,789	249,515
United Drug PLC	68,834	283,566

Total Ireland		1,253,342
Italy – 13.8%
ACEA SpA	89,542	473,721
Amplifon SpA	18,350	96,138
Ansaldo STS SpA	28,437	284,824
Astaldi SpA	21,168	145,966
Autostrada Torino-Milano SpA	45,303	530,252
Banca Generali SpA	48,001	912,243
Banca Piccolo Credito Valtellinese Scarl	262,506	289,892
Brembo SpA	13,470	216,383

See Notes to Financial Statements.

50	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

March 28, 2013

Investments	Shares	Value
Cairo Communications SpA	62,672	$229,199
Credito Emiliano SpA(a)	86,680	444,555
Danieli & C Officine Meccaniche SpA	4,450	112,571
Danieli & C Officine Meccaniche SpA RSP	8,257	137,306
ERG SpA	85,882	782,995
Esprinet SpA	12,352	56,593
Falck Renewables SpA	80,799	87,828
Geox SpA(a)	129,039	359,898
Immobiliare Grande Distribuzione	277,130	296,611
IMMSI SpA	75,282	45,464
Indesit Co. SpA	48,416	380,486
I.M.A. Industria Macchine Automatiche SpA	12,464	292,092
Interpump Group SpA(a)	10,237	80,187
Intesa Sanpaolo SpA RSP	395,411	499,369
Iren SpA	303,655	226,350
Italcementi SpA	28,764	167,467
Italcementi SpA RSP	59,349	175,131
Landi Renzo SpA*	22,125	38,070
MARR SpA	21,811	239,604
Piaggio & C. SpA(a)	78,701	202,120
Sogefi SpA	41,110	116,876
Trevi Finanziaria Industriale SpA	15,347	105,433
Vittoria Assicurazioni SpA	28,263	228,098
Zignago Vetro SpA	27,588	171,035

Total Italy		8,424,757
Netherlands – 4.6%
Accell Group N.V.	8,593	151,169
BE Semiconductor Industries N.V.	8,372	72,082
Beter Bed Holding N.V.	12,467	228,767
BinckBank N.V.	40,930	384,411
Brunel International N.V.	3,164	133,730
CSM	19,626	415,829
Heijmans N.V. CVA	9,140	82,157
Koninklijke BAM Groep N.V.	100,729	408,733
Koninklijke Ten Cate N.V.	6,151	144,621
Koninklijke Wessanen N.V.	18,036	52,573
Sligro Food Group N.V.	10,875	345,204
TKH Group N.V.	8,632	223,904
Unit 4 N.V.	1,461	47,587
USG People N.V.	12,039	103,314

Total Netherlands		2,794,081
Norway – 5.8%
Atea ASA	51,472	571,421
Austevoll Seafood ASA	53,842	326,791
Cermaq ASA*	34,707	551,920
Copeinca ASA	34,617	359,079
Kvaerner ASA	150,377	311,969
SpareBank 1 SMN(a)	50,402	400,105
SpareBank 1 SR Bank ASA	57,999	497,205
Tomra Systems ASA	19,341	189,016
Veidekke ASA	40,911	326,166

Total Norway		3,533,672
Portugal – 4.3%
Altri, SGPS, S.A.	45,984	$113,254
Mota-Engil, SGPS, S.A.	140,772	335,862
REN - Redes Energeticas Nacionais S.A.(a)	141,857	409,857
Sonae	955,249	858,644
Sonaecom, SGPS, S.A.	120,127	259,611
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.(a)	146,743	620,697

Total Portugal		2,597,925
Spain – 5.3%
Abengoa S.A.(a)	92,079	261,898
Almirall S.A.	46,336	580,125
Antena 3 de Television S.A.(a)	175,256	956,446
Caja de Ahorros del Mediterraneo*(a)	7,768	13,366
Cie Automotive S.A.	23,149	151,601
Duro Felguera S.A.	87,369	597,975
Faes Farma S.A.	39,032	100,493
Grupo Empresarial Ence S.A.	73,582	208,815
Melia Hotels International S.A.	18,224	124,028
Papeles y Cartones de Europa S.A.(a)	42,557	147,275
Pescanova S.A.†	3,781	28,694
Tubos Reunidos S.A.	35,316	77,547

Total Spain		3,248,263
Sweden – 10.6%
AarhusKarlshamn AB	5,151	260,640
Acando AB	34,100	89,157
AF AB Class B	6,531	193,359
B&B Tools AB Class B	7,461	97,537
Bilia AB Class A	13,710	247,758
BillerudKorsnas AB	45,497	438,736
BioGaia AB Class B	3,077	104,113
Byggmax Group AB	15,369	86,276
Clas Ohlson AB Class B(a)	10,559	141,285
Concentric AB(a)	10,625	113,571
Duni AB	10,629	101,353
Fabege AB(a)	60,402	618,698
Gunnebo AB	13,073	63,736
Haldex AB(a)	17,919	106,930
Hexpol AB	3,289	189,186
Hoganas AB Class B	9,084	449,869
Husqvarna AB Class A	29,554	174,997
Industrial & Financial Systems Class B	3,687	66,062
Intrum Justitia AB	18,901	366,276
Kungsleden AB	60,794	392,702
Lagercrantz Group AB Class B	4,957	67,280
Loomis AB Class B	25,099	467,084
Mekonomen AB(a)	6,898	232,868
MQ Holding AB	6,554	16,632
New Wave Group AB Class B	17,112	95,798
Nolato AB Class B	8,618	133,869
Proffice AB Class B	19,134	72,981
Skandinaviska Enskilda Banken AB Class C	10,874	105,863
SSAB AB Class B	23,081	151,862

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	51

Schedule of Investments (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

March 28, 2013

Investments	Shares	Value
Svenska Handelsbanken AB Class B	4,562	$188,739
SWECO AB Class B	17,748	210,181
Transmode Holding AB	3,028	37,256
Wihlborgs Fastigheter AB	22,269	367,325

Total Sweden		6,449,979
Switzerland – 0.4%
Highlight Communications AG	17,412	98,938
Mobilezone Holding AG	14,375	147,249

Total Switzerland		246,187
United Kingdom – 24.5%
A.G.BARR PLC	9,171	75,895
Abcam PLC	8,138	55,298
Avocet Mining PLC	36,364	10,491
Berendsen PLC	30,013	357,750
Betfair Group PLC	5,761	61,672
Bodycote PLC	23,193	188,765
Brammer PLC	11,267	63,515
Brewin Dolphin Holdings PLC	67,954	213,077
Britvic PLC	55,110	371,882
Cable & Wireless Communications PLC	1,869,619	1,190,645
Carphone Warehouse Group PLC	88,905	272,021
Chemring Group PLC	36,177	142,881
Chesnara PLC	59,798	213,381
Chime Communications PLC	12,177	48,352
Cineworld Group PLC	28,888	122,383
Clarkson PLC	1,452	34,284
Computacenter PLC	25,680	210,567
Consort Medical PLC	5,507	65,057
Costain Group PLC	14,969	62,223
Cranswick PLC	5,909	88,469
CSR PLC	16,997	124,477
Dairy Crest Group PLC	36,920	240,278
Darty PLC	245,615	160,370
Dechra Pharmaceuticals PLC	6,059	68,956
Development Securities PLC	36,374	83,124
Devro PLC	17,862	95,200
Dialight PLC	1,075	21,139
Dignity PLC	4,630	99,832
Diploma PLC	13,276	112,991
Domino Printing Sciences PLC	14,799	143,593
Domino’s Pizza Group PLC	14,740	134,851
E2V Technologies PLC	20,783	37,870
F&C Asset Management PLC	140,231	222,303
Fenner PLC	18,052	106,629
Fiberweb PLC	32,780	41,562
Fidessa Group PLC	8,445	249,414
Fortune Oil PLC	672,497	81,182
Galliford Try PLC	10,627	148,134
Genus PLC	3,345	80,150
Go-Ahead Group PLC	10,121	226,067
Greggs PLC	10,702	77,482
Halfords Group PLC	72,560	355,547
Hargreaves Services PLC	12,546	158,691
Headlam Group PLC	15,963	$84,412
Helical Bar PLC	32,178	115,678
Hill & Smith Holdings PLC	16,942	114,736
Hogg Robinson Group PLC	32,725	28,324
Homeserve PLC	95,768	291,565
Howden Joinery Group PLC	6,267	22,715
Huntsworth PLC	85,227	67,942
Interserve PLC	33,982	257,639
ITE Group PLC	32,891	136,295
James Fisher & Sons PLC	16,433	258,260
James Halstead PLC	23,127	104,386
JD Sports Fashion PLC	7,331	77,254
JD Wetherspoon PLC	16,616	135,614
John Menzies PLC	9,313	101,040
Kcom Group PLC	104,251	128,540
Keller Group PLC	15,142	187,388
Kier Group PLC	8,317	148,011
Laird PLC	44,731	147,594
Lookers PLC	55,068	82,782
Low & Bonar PLC	35,202	40,758
LSL Property Services PLC	19,443	99,420
Marshalls PLC	33,463	63,515
Marston’s PLC	135,020	290,105
May Gurney Integrated Services PLC	10,619	40,150
Mears Group PLC	11,256	58,411
Mecom Group PLC	95,474	124,676
Micro Focus International PLC	24,463	254,635
Moneysupermarket.com Group PLC	149,249	448,722
Morgan Crucible Co., PLC	36,153	155,028
Morgan Sindall Group PLC	11,205	94,429
N. Brown Group PLC	62,484	387,106
NCC Group PLC	19,523	41,799
Novae Group PLC	26,461	182,818
Oxford Instruments PLC	1,935	48,627
Pace PLC	28,283	104,531
Petropavlovsk PLC	23,445	79,424
Premier Farnell PLC	96,116	325,609
Rank Group PLC	26,956	67,537
Restaurant Group PLC	25,277	179,589
RPC Group PLC	18,586	112,182
RPS Group PLC	23,537	95,532
RWS Holdings PLC	5,079	49,821
Savills PLC	21,155	174,427
SDL PLC	1,957	11,705
Senior PLC	32,436	117,418
Shanks Group PLC	70,258	83,746
SIG PLC	58,378	140,412
Smiths News PLC	62,022	174,228
Spirit Pub Co. PLC	23,339	20,820
ST Modwen Properties PLC	25,736	100,628
Sthree PLC	42,797	225,336
Synergy Health PLC	3,481	53,809
Telecom Plus PLC	8,714	132,450
TT electronics PLC	18,099	48,369

See Notes to Financial Statements.

52	WisdomTree International Dividend and Sector Funds

Schedule of Investments (concluded)

WisdomTree Europe SmallCap Dividend Fund (DFE)

March 28, 2013

Investments	Shares	Value
Tullett Prebon PLC	59,838	$235,512
Vitec Group PLC (The)	4,924	48,936
WH Smith PLC(a)	27,125	307,468
WS Atkins PLC	16,943	234,631
Yule Catto & Co. PLC	20,616	67,242

Total United Kingdom		14,930,186
TOTAL COMMON STOCKS (Cost: $56,238,818)		60,526,910
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 9.7%
United States – 9.7%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(b)
(Cost: $5,870,668)(c)	5,870,668	5,870,668
TOTAL INVESTMENTS IN SECURITIES – 109.1% (Cost: $62,109,486)		66,397,578
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (9.1)%		(5,523,100)

NET ASSETS – 100.0%		$60,874,478

RSP – Risparmio Italian Savings Shares

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $28,694, which represents 0.0% of net assets.

(a)	Security, or portion thereof, was on loan at March 28, 2013 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 28, 2013.

(c)	At March 28, 2013, the total market value of the Fund’s securities on loan was $5,477,979 and the total market value of the collateral held by the Fund was $5,870,668.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	53

Schedule of Investments

WisdomTree Japan Hedged Equity Fund (DXJ)

March 28, 2013

Investments	Shares	Value
COMMON STOCKS – 99.4%
Japan – 99.4%
Agriculture – 3.1%
Japan Tobacco, Inc.(a)	5,523,005	$176,522,336
Apparel – 0.1%
Asics Corp.	192,892	3,175,886
Descente Ltd.	192,481	1,289,758

Total Apparel		4,465,644
Auto Manufacturers – 12.2%
Daihatsu Motor Co., Ltd.(a)	2,519,000	52,191,151
Fuji Heavy Industries Ltd.	2,259,000	35,655,775
Hino Motors Ltd.	2,133,000	23,049,649
Honda Motor Co., Ltd.(a)	5,813,177	222,584,952
Isuzu Motors Ltd.	3,809,191	22,971,828
Nissan Motor Co., Ltd.(a)	16,266,500	156,921,033
Suzuki Motor Corp.	576,236	12,864,490
Toyota Motor Corp.(a)	3,107,817	159,489,652

Total Auto Manufacturers		685,728,530
Auto Parts & Equipment – 6.0%
Aisin Seiki Co., Ltd.	772,508	28,305,574
Akebono Brake Industry Co., Ltd.(a)	506,800	2,280,115
Bridgestone Corp.	1,318,268	44,166,605
Denso Corp.	2,218,614	93,799,092
Exedy Corp.(a)	248,700	5,816,755
FCC Co., Ltd.	242,500	5,862,609
JTEKT Corp.(a)	776,778	7,311,727
Keihin Corp.(a)	251,000	3,451,851
Koito Manufacturing Co., Ltd.	71,501	1,228,187
KYB Co., Ltd.	320,000	1,586,045
Musashi Seimitsu Industry Co., Ltd.	26,900	610,271
NGK Insulators Ltd.(a)	2,140,012	22,738,481
NGK Spark Plug Co., Ltd.(a)	459,000	7,015,348
NHK Spring Co., Ltd.	161,300	1,679,565
Nifco, Inc.(a)	265,000	6,040,151
Nissin Kogyo Co., Ltd.	245,700	4,084,547
NOK Corp.(a)	247,800	3,565,980
Riken Corp.	179,000	750,117
Sanden Corp.(a)	164,000	675,048
Stanley Electric Co., Ltd.	762,926	13,169,846
Sumitomo Electric Industries Ltd.	2,303,700	28,153,066
Sumitomo Rubber Industries Ltd.	1,032,396	17,239,542
Takata Corp.	7,800	156,962
Tokai Rika Co., Ltd.	257,614	4,786,765
Toyo Tire & Rubber Co., Ltd.	627,000	2,800,893
Toyoda Gosei Co., Ltd.	512,240	12,263,904
Toyota Boshoku Corp.(a)	482,500	6,794,618
TS Tech Co., Ltd.	246,800	6,998,179
Unipres Corp.	5,600	125,556
Yokohama Rubber Co., Ltd. (The)	477,917	5,510,126

Total Auto Parts & Equipment		338,967,525
Banks – 5.8%
Mitsubishi UFJ Financial Group, Inc.(a)	54,432,913	326,528,004
Beverages – 1.4%
Kirin Holdings Co., Ltd.	4,778,274	$76,791,874
Building Materials – 1.6%
Asahi Glass Co., Ltd.	8,062,194	55,823,105
Central Glass Co., Ltd.	166,000	575,580
Daikin Industries Ltd.	759,520	29,768,466
Fujitec Co., Ltd.	38,000	379,919
Rinnai Corp.	12,800	910,785
Sanwa Holdings Corp.	394,831	2,045,125

Total Building Materials		89,502,980
Chemicals – 8.5%
ADEKA Corp.	258,800	2,229,611
Asahi Kasei Corp.	7,988,288	53,782,028
Chugoku Marine Paints Ltd.	90,000	479,579
Daicel Corp.	2,424,000	18,898,022
Denki Kagaku Kogyo K.K.	3,387,000	12,176,197
DIC Corp.	4,335,715	9,269,078
Hitachi Chemical Co., Ltd.(a)	794,615	12,119,527
JSR Corp.(a)	793,817	16,210,685
Kaneka Corp.	2,559,925	14,757,279
Kansai Paint Co., Ltd.(a)	81,000	897,703
Kuraray Co., Ltd.(a)	1,792,136	25,179,873
Kureha Corp.	186,000	660,753
Lintec Corp.	250,300	4,765,337
Mitsubishi Chemical Holdings Corp.(a)	6,063,663	28,764,026
Mitsubishi Gas Chemical Co., Inc.	2,447,109	16,137,073
Mitsui Chemicals, Inc.(a)	5,084,000	11,031,015
Nihon Nohyaku Co., Ltd.	30,000	203,574
Nihon Parkerizing Co., Ltd.	13,000	226,760
Nippon Carbon Co., Ltd.	1,848,000	4,324,186
Nippon Paint Co., Ltd.	106,000	1,059,774
Nippon Shokubai Co., Ltd.	191,000	1,680,036
Nippon Soda Co., Ltd.	44,000	206,850
Nippon Synthetic Chemical Industry Co., Ltd. (The)	37,000	314,433
Nissan Chemical Industries Ltd.	797,265	9,573,625
Nitto Denko Corp.	769,667	46,088,334
Sakata INX Corp.	94,000	607,871
Sanyo Chemical Industries Ltd.	120,000	658,583
Shin-Etsu Chemical Co., Ltd.	1,339,060	88,444,614
Showa Denko K.K.(a)	4,928,181	7,390,699
Sumitomo Bakelite Co., Ltd.	417,000	1,747,479
Sumitomo Chemical Co., Ltd.	7,800,010	24,390,586
Taiyo Holdings Co., Ltd.	245,700	7,110,718
Taiyo Nippon Sanso Corp.(a)	2,480,022	17,198,195
Takasago International Corp.	28,000	155,456
Tosoh Corp.	4,735,370	13,497,970
Toyo Ink SC Holdings Co., Ltd.	2,554,000	12,142,502
Ube Industries Ltd.(a)	5,170,241	10,173,310
Zeon Corp.(a)	203,000	2,115,933

Total Chemicals		476,669,274
Computers – 0.9%
Fujitsu Ltd.	8,324,000	34,616,932

See Notes to Financial Statements.

54	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

March 28, 2013

Investments	Shares	Value
TDK Corp.(a)	441,964	$15,441,946

Total Computers		50,058,878
Cosmetics/Personal Care – 2.1%
Kao Corp.	2,120,262	68,555,589
Mandom Corp.	13,900	493,789
Pigeon Corp.	16,400	1,149,500
Shiseido Co., Ltd.(a)	2,366,163	33,144,402
Unicharm Corp.(a)	257,000	14,678,685

Total Cosmetics/Personal Care		118,021,965
Distribution/Wholesale – 9.3%
Ai Holdings Corp.	263,411	2,426,228
Hakuto Co., Ltd.	173,300	1,690,237
Hitachi High-Technologies Corp.	243,400	5,079,247
Inabata & Co., Ltd.	503,400	3,742,572
ITOCHU Corp.(a)	10,876,643	132,921,323
Japan Pulp & Paper Co., Ltd.(a)	57,000	181,876
Marubeni Corp.	8,235,278	62,714,944
Mitsui & Co., Ltd.(a)	12,531,818	175,674,709
Nagase & Co., Ltd.	116,300	1,437,360
Sojitz Corp.	6,017,300	9,408,032
Sumitomo Corp.(a)	8,109,314	102,034,870
Toyota Tsusho Corp.	1,056,910	26,956,713

Total Distribution/Wholesale		524,268,111
Diversified Financial Services – 1.4%
Hitachi Capital Corp.	528,300	11,563,937
Nomura Holdings, Inc.	11,033,400	68,063,944

Total Diversified Financial Services		79,627,881
Electrical Components & Equipment – 3.0%
Brother Industries Ltd.	1,047,309	10,771,621
Casio Computer Co., Ltd.(a)	1,530,600	11,932,884
Fujikura Ltd.	1,878,000	5,932,419
GS Yuasa Corp.(a)	2,483,000	10,352,436
Hitachi Ltd.	11,007,000	63,920,676
Mitsubishi Electric Corp.	5,817,000	47,082,929
Nidec Corp.(a)	269,040	16,081,736
Tatsuta Electric Wire and Cable Co., Ltd.(a)	16,432	98,571
Ushio, Inc.	535,700	5,464,117

Total Electrical Components & Equipment		171,637,389
Electronics – 5.1%
Advantest Corp.(a)	264,800	3,717,677
Alps Electric Co., Ltd.	769,800	5,043,574
Anritsu Corp.	360,000	5,617,103
Dainippon Screen Manufacturing Co., Ltd.	15,000	67,486
enplas Corp.	31,700	1,461,599
Fujitsu General Ltd.	231,000	1,953,255
Hamamatsu Photonics K.K.	260,600	10,297,054
Horiba Ltd.	9,200	290,032
Hoya Corp.	1,349,057	25,339,658
Ibiden Co., Ltd.	473,401	7,381,471
IDEC Corp.	260,500	2,332,918
Japan Aviation Electronics Industry Ltd.(a)	19,000	144,693
Keyence Corp.	11,310	3,464,454
KOA Corp.	249,800	$2,380,566
Kuroda Electric Co., Ltd.	249,600	2,978,634
Kyocera Corp.	512,025	46,780,416
Minebea Co., Ltd.(a)	1,852,000	6,342,735
Murata Manufacturing Co., Ltd.	628,300	47,312,955
Nichicon Corp.(a)	244,700	2,089,918
Nidec Copal Corp.(a)	250,800	1,715,214
Nihon Dempa Kogyo Co., Ltd.	3,300	33,835
Nippon Electric Glass Co., Ltd.	2,555,018	12,690,847
Ryosan Co., Ltd.	233,200	4,519,149
Sanshin Electronics Co., Ltd.	254,600	1,711,415
Sanyo Denki Co., Ltd.	32,000	232,121
SMK Corp.	33,000	93,363
Sodick Co., Ltd.	262,700	1,623,364
Star Micronics Co., Ltd.(a)	271,000	2,677,717
Taiyo Yuden Co., Ltd.(a)	10,000	126,569
Tokyo Seimitsu Co., Ltd.	9,600	200,025
Toshiba Corp.(a)	15,562,000	78,786,556
Yaskawa Electric Corp.(a)	422,000	4,223,591
Yokogawa Electric Corp.	445,400	4,453,052

Total Electronics		288,083,016
Engineering & Construction – 0.4%
Chiyoda Corp.(a)	805,000	8,990,109
JGC Corp.	502,018	12,846,791
Penta-Ocean Construction Co., Ltd.(a)	1,201,500	3,079,786
Toyo Engineering Corp.	34,000	148,266

Total Engineering & Construction		25,064,952
Environmental Control – 0.1%
Hitachi Zosen Corp.	3,990,000	6,662,731
Food – 0.9%
Ajinomoto Co., Inc.	2,416,433	35,493,448
Fuji Oil Co., Ltd.	249,300	3,850,070
Kikkoman Corp.(a)	88,000	1,534,993
Nisshin Oillio Group Ltd. (The)	100,000	366,943
Yakult Honsha Co., Ltd.(a)	240,700	9,702,755

Total Food		50,948,209
Hand/Machine Tools – 1.0%
Asahi Diamond Industrial Co., Ltd.	29,500	286,779
Disco Corp.	2,700	153,350
Fuji Electric Co., Ltd.	2,447,000	7,157,254
Hitachi Koki Co., Ltd.	1,026,796	8,452,883
Makita Corp.(a)	517,265	22,941,875
OSG Corp.(a)	248,100	3,411,969
SMC Corp.(a)	35,120	6,790,913
THK Co., Ltd.	243,400	4,804,833
Union Tool Co.	229,500	4,706,190

Total Hand/Machine Tools		58,706,046
Healthcare-Products – 0.8%
ASAHI INTECC Co., Ltd.	48,894	2,581,990
Nipro Corp.(a)	1,462,600	13,067,262
Shimadzu Corp.	271,000	1,922,538
Sysmex Corp.	239,200	14,552,478

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	55

Schedule of Investments (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

March 28, 2013

Investments	Shares	Value
Terumo Corp.	303,228	$12,981,203

Total Healthcare-Products		45,105,471
Home Furnishings – 0.7%
Foster Electric Co., Ltd.	7,600	104,356
Hoshizaki Electric Co., Ltd.	242,841	7,097,714
JVCKENWOOD Corp.(a)	561,500	1,510,950
Sony Corp.(a)	1,780,821	30,778,921

Total Home Furnishings		39,491,941
Housewares – 0.1%
Noritake Co., Ltd.(a)	2,250,000	5,552,010
Internet – 0.4%
Trend Micro, Inc.	781,818	21,877,932
Iron/Steel – 1.5%
Daido Metal Co., Ltd.(a)	10,000	81,366
Hitachi Metals Ltd.(a)	521,018	4,970,784
Japan Steel Works Ltd. (The)(a)	2,396,018	12,640,129
JFE Holdings, Inc.(a)	1,241,716	23,838,517
Nippon Steel Corp.	12,898,010	32,649,717
Topy Industries Ltd.	51,000	118,251
Yamato Kogyo Co., Ltd.	253,840	6,930,518
Yodogawa Steel Works Ltd.	227,000	852,276

Total Iron/Steel		82,081,558
Leisure Time – 0.1%
Dunlop Sports Co., Ltd.	157,660	1,775,813
Mizuno Corp.	42,000	190,300
Yamaha Corp.	354,100	3,434,793

Total Leisure Time		5,400,906
Machinery-Construction & Mining – 1.5%
Hitachi Construction Machinery Co., Ltd.(a)	538,700	11,516,560
Komatsu Ltd.	2,949,406	70,049,177

Total Machinery-Construction & Mining		81,565,737
Machinery-Diversified – 4.8%
Amada Co., Ltd.(a)	2,458,014	16,235,127
Daifuku Co., Ltd.	121,000	984,524
Daihen Corp.	73,000	215,071
Ebara Corp.	992,000	3,946,054
FANUC Corp.	513,127	78,535,392
IHI Corp.(a)	5,243,690	15,895,040
Kawasaki Heavy Industries Ltd.(a)	5,223,355	16,444,513
Kubota Corp.	4,505,954	65,082,807
Makino Milling Machine Co., Ltd.(a)	70,000	434,057
Mitsubishi Heavy Industries Ltd.	9,072,016	52,297,731
Nabtesco Corp.(a)	56,200	1,148,866
Nippon Thompson Co., Ltd.	51,000	259,285
OKUMA Corp.(a)	168,000	1,240,077
Sumitomo Heavy Industries Ltd.	2,610,000	10,298,979
Torishima Pump Manufacturing Co., Ltd.(a)	240,000	1,940,013
TOYO KANESTU K.K.(a)	1,317,000	4,958,711
Tsubakimoto Chain Co.(a)	104,000	533,163
Tsugami Corp.	19,000	109,126

Total Machinery-Diversified		270,558,536
Metal Fabricate/Hardware – 0.4%
Hanwa Co., Ltd.	248,000	$883,642
MISUMI Group, Inc.	26,100	720,096
Nippon Steel Trading Co., Ltd.	54,000	172,878
NSK Ltd.(a)	2,503,000	18,981,483
Oiles Corp.	12,000	227,696
Ryobi Ltd.	222,000	550,159

Total Metal Fabricate/Hardware		21,535,954
Mining – 0.8%
Mitsubishi Materials Corp.	2,561,000	7,218,304
Mitsui Mining & Smelting Co., Ltd.	256,000	590,853
OSAKA Titanium Technologies Co.(a)	15,500	313,726
Sumitomo Light Metal Industries, Ltd.	2,440,000	2,491,385
Sumitomo Metal Mining Co., Ltd.	2,551,000	36,031,993

Total Mining		46,646,261
Miscellaneous Manufacturing – 1.5%
Amano Corp.	267,233	2,546,700
FUJIFILM Holdings Corp.	1,864,302	36,762,560
Konica Minolta Holdings, Inc.	2,513,032	18,309,157
Nikkiso Co., Ltd.	14,000	166,624
Nikon Corp.(a)	916,800	21,501,213
Shin-Etsu Polymer Co., Ltd.	310,800	1,213,184
Tokai Rubber Industries Ltd.	251,200	2,885,514
Toyo Tanso Co., Ltd.	2,400	58,788

Total Miscellaneous Manufacturing		83,443,740
Office/Business Equipment – 5.9%
Canon, Inc.	6,963,556	255,522,955
Ricoh Co., Ltd.(a)	4,569,008	49,470,859
RISO KAGAKU Corp.	77,677	1,551,557
Sato Holdings Corp.(a)	247,800	4,475,265
Seiko Epson Corp.(a)	779,900	7,548,490
Toshiba TEC Corp.	2,146,000	12,690,661

Total Office/Business Equipment		331,259,787
Packaging & Containers – 0.1%
Fuji Seal International, Inc.	218,700	5,538,446
Pharmaceuticals – 13.2%
Astellas Pharma, Inc.(a)	2,625,470	141,298,428
Daiichi Sankyo Co., Ltd.(a)	5,480,329	105,503,037
Dainippon Sumitomo Pharma Co., Ltd.(a)	1,533,408	27,106,191
Eisai Co., Ltd.(a)	1,844,413	82,490,498
Kyowa Hakko Kirin Co., Ltd.	2,828,022	32,003,993
Shionogi & Co., Ltd.(a)	2,323,247	46,973,969
Takeda Pharmaceutical Co., Ltd.(a)	5,596,458	305,953,990

Total Pharmaceuticals		741,330,106
Retail – 2.1%
Citizen Holdings Co., Ltd.	848,600	4,323,329
Seven & I Holdings Co., Ltd.	3,316,336	109,874,353
Shimamura Co., Ltd.	33,100	3,865,539

Total Retail		118,063,221
Semiconductors – 0.8%
Rohm Co., Ltd.	493,500	17,085,115

See Notes to Financial Statements.

56	WisdomTree International Dividend and Sector Funds

Schedule of Investments (concluded)

WisdomTree Japan Hedged Equity Fund (DXJ)

March 28, 2013

Investments	Shares	Value
Shinko Electric Industries Co., Ltd.(a)	507,400	$4,204,048
Tokyo Electron Ltd.	518,900	22,020,964

Total Semiconductors		43,310,127
Shipbuilding – 0.2%
Mitsui Engineering & Shipbuilding Co., Ltd.	5,243,000	9,480,004
Sasebo Heavy Industries Co., Ltd.*	2,446,000	3,043,842

Total Shipbuilding		12,523,846
Software – 0.1%
Capcom Co., Ltd.(a)	273,000	4,387,396
Square Enix Holdings Co., Ltd.(a)	264,800	2,836,137

Total Software		7,223,533
Telecommunications – 0.0%
Hitachi Kokusai Electric, Inc.	77,000	680,568
Textiles – 1.1%
Kurabo Industries Ltd.(a)	1,117,000	2,090,959
Nisshinbo Holdings, Inc.	210,000	1,458,519
Seiren Co., Ltd.(a)	258,900	1,665,970
Teijin Ltd.	4,121,000	9,511,349
Toray Industries, Inc.	5,524,853	37,372,969
Toyobo Co., Ltd.(a)	4,939,000	8,405,020

Total Textiles		60,504,786
Toys/Games/Hobbies – 0.2%
Sanrio Co., Ltd.(a)	282,177	12,500,183
Tomy Co., Ltd.(a)	254,500	1,288,471

Total Toys/Games/Hobbies		13,788,654
Transportation – 0.2%
Nippon Yusen K.K.(a)	4,875,014	12,496,047
TOTAL COMMON STOCKS (Cost: $5,339,966,272)		5,598,234,512
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 23.8%
United States – 23.8%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(b)
(Cost: $1,339,844,620)(c)	1,339,844,620	1,339,844,620
TOTAL INVESTMENTS IN SECURITIES – 123.2% (Cost: $6,679,810,892)		6,938,079,132
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (23.2)%		(1,305,446,540)

NET ASSETS – 100.0%		$5,632,632,592

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 28, 2013 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 28, 2013.

(c)

At March 28, 2013, the total market value of the Fund’s securities on loan was $1,382,560,401 and the total market value of the collateral held by the Fund was $1,464,649,442 (includes non-cash U.S. Treasury securities collateral having a value of $124,804,822).

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	57

Schedule of Investments

WisdomTree Global ex-U.S. Growth Fund (DNL)

March 28, 2013

Investments	Shares	Value
COMMON STOCKS – 98.5%
Australia – 0.6%
ALS Ltd.	9,813	$107,114
Iluka Resources Ltd.(a)	25,253	246,162
Ramsay Health Care Ltd.	5,496	185,074

Total Australia		538,350
Austria – 0.2%
Andritz AG(a)	2,423	162,849
Belgium – 2.7%
Anheuser-Busch InBev N.V.	22,643	2,246,110
Umicore S.A.	2,439	114,769

Total Belgium		2,360,879
Brazil – 8.8%
Banco Bradesco S.A.	45,911	801,481
BR Malls Participacoes S.A.	3,100	38,682
CCR S.A.	43,716	445,323
Cia de Bebidas das Americas	36,000	1,476,172
Cia de Saneamento Basico do Estado de Sao Paulo	6,300	301,198
Cia Energetica de Minas Gerais	20,400	237,048
Cielo S.A.	15,600	460,569
EcoRodovias Infraestrutura e Logistica S.A.	19,700	169,903
Itau Unibanco Holding S.A.	32,186	579,439
Multiplus S.A.	4,055	59,930
Souza Cruz S.A.	40,400	591,869
Tractebel Energia S.A.	23,100	397,993
Ultrapar Participacoes S.A.	8,200	207,811
Vale S.A.	105,300	1,822,585
WEG S.A.	12,200	157,556

Total Brazil		7,747,559
Canada – 3.1%
Barrick Gold Corp.	10,597	311,250
Brookfield Asset Management, Inc. Class A(a)	9,287	339,138
Brookfield Office Properties, Inc.	10,700	183,678
Enbridge, Inc.	13,500	628,525
First Capital Realty, Inc.(a)	6,500	121,241
Intact Financial Corp.	1,963	120,278
Pacific Rubiales Energy Corp.	3,400	71,752
RioCan Real Estate Investment Trust(a)	13,200	361,199
Shaw Communications, Inc. Class B(a)	14,000	346,710
TMX Group Ltd.	1,985	108,614
Yamana Gold, Inc.(a)	7,100	109,371

Total Canada		2,701,756
Chile – 1.5%
Antarchile S.A.	9,946	161,286
Banco de Chile	2,315,812	364,836
Banco de Credito e Inversiones	2,289	168,010
Cia Cervecerias Unidas S.A.	10,114	168,056
Empresas Copec S.A.	17,273	251,463
Latam Airlines Group S.A.	4,519	97,756
Sociedad Matriz Banco de Chile Class B	258,951	105,546

Total Chile		1,316,953
China – 2.3%
China BlueChemical Ltd. Class H	142,000	$87,988
China CITIC Bank Corp., Ltd. Class H	646,000	387,801
China Merchants Bank Co., Ltd. Class H	99,000	209,665
China National Building Material Co., Ltd. Class H(a)	110,000	138,445
China Petroleum & Chemical Corp. Class H	576,000	678,201
Chongqing Rural Commercial Bank Co., Ltd. Class H	350,000	187,114
PICC Property & Casualty Co., Ltd. Class H	230,000	295,402
Zhuzhou CSR Times Electric Co., Ltd. Class H	14,000	39,677

Total China		2,024,293
Denmark – 1.3%
Novo Nordisk A/S Class B(a)	7,175	1,167,923
Finland – 0.7%
Kone Oyj Class B	5,471	431,002
Nokian Renkaat Oyj	4,055	180,684

Total Finland		611,686
France – 3.1%
Bureau Veritas S.A.	1,667	207,852
Christian Dior S.A.	3,399	564,786
Cie Generale d’Optique Essilor International S.A.	2,031	226,244
Dassault Systemes S.A.	1,080	125,064
Hermes International	756	262,936
LVMH Moet Hennessy Louis Vuitton S.A.	7,852	1,350,080

Total France		2,736,962
Germany – 5.4%
Adidas AG	2,355	244,767
Bayerische Motoren Werke AG	15,613	1,349,474
Brenntag AG	1,135	177,518
Continental AG	2,946	352,836
GEA Group AG	3,796	125,322
SAP AG	19,893	1,596,537
Volkswagen AG	4,874	918,464

Total Germany		4,764,918
Hong Kong – 12.6%
Beijing Enterprises Holdings Ltd.	15,500	119,405
China Merchants Holdings International Co., Ltd.	96,000	314,738
China Mobile Ltd.	560,000	5,929,934
China Overseas Land & Investment Ltd.	100,000	275,679
CLP Holdings Ltd.	65,500	573,773
CNOOC Ltd.	1,079,000	2,073,864
Guangdong Investment Ltd.	154,000	135,299
Henderson Land Development Co., Ltd.	46,000	314,661
Lenovo Group Ltd.	102,000	101,308
SJM Holdings Ltd.	140,000	349,520
Sun Hung Kai Properties Ltd.	67,000	902,810

Total Hong Kong		11,090,991
Indonesia – 3.8%
Astra International Tbk PT	889,296	722,968
Bank Central Asia Tbk PT	272,000	319,094
Bank Mandiri Persero Tbk PT	519,001	534,089

See Notes to Financial Statements.

58	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree Global ex-U.S. Growth Fund (DNL)

March 28, 2013

Investments	Shares	Value
Bank Rakyat Indonesia Persero Tbk PT	353,989	$318,745
Bukit Asam Persero Tbk	76,500	113,363
Gudang Garam Tbk PT	23,000	115,858
Indo Tambangraya Megah Tbk PT	84,500	308,696
Indofood Sukses Makmur Tbk PT	258,500	198,181
Semen Gresik Persero Tbk PT	110,000	200,360
Unilever Indonesia Tbk PT	144,500	339,038
United Tractors Tbk PT	91,900	172,120

Total Indonesia		3,342,512
Italy – 0.5%
Fiat Industrial SpA	18,448	207,753
Luxottica Group SpA	5,496	276,015

Total Italy		483,768
Japan – 3.7%
Electric Power Development Co., Ltd.	3,800	96,718
FANUC Corp.	3,200	489,768
Fast Retailing Co., Ltd.	1,200	382,004
Hitachi Ltd.	54,000	313,593
JGC Corp.	4,000	102,361
Lawson, Inc.	2,900	222,697
Resona Holdings, Inc.(a)	62,800	330,632
Softbank Corp.	12,100	555,967
Sumitomo Mitsui Trust Holdings, Inc.	107,000	506,435
TonenGeneral Sekiyu K.K.	21,000	207,945

Total Japan		3,208,120
Malaysia – 4.2%
AMMB Holdings Bhd	62,800	132,638
DiGi.Com Bhd	276,100	413,727
Genting Bhd	104,800	124,210
Hong Leong Bank Bhd	25,000	116,583
Hong Leong Financial Group Bhd	19,200	92,636
IOI Corp. Bhd	142,600	214,602
Kuala Lumpur Kepong Bhd	28,800	192,899
Malayan Banking Bhd	371,500	1,127,757
Petronas Dagangan Bhd	35,900	271,757
Petronas Gas Bhd	31,600	193,896
Public Bank Bhd	70,800	371,320
Sime Darby Bhd	128,400	383,977
YTL Corp. Bhd	94,826	50,223

Total Malaysia		3,686,225
Mexico – 3.8%
Alfa S.A.B de C.V. Class A	65,600	160,343
Coca-Cola Femsa S.A.B de C.V. Series L	22,400	363,054
Fomento Economico Mexicano S.A.B de C.V.	35,600	400,946
Grupo Financiero Inbursa S.A.B de C.V. Class O	49,300	143,955
Grupo Mexico S.A.B de C.V. Series B	267,574	1,081,863
Grupo Modelo S.A.B de C.V. Series C(a)	95,900	870,076
Industrias Penoles S.A.B. de C.V.	6,130	291,329

Total Mexico		3,311,566
Netherlands – 0.2%
ASML Holding N.V.	2,819	189,935
Norway – 2.8%
Statoil ASA	101,142	$2,448,564
Philippines – 1.9%
Aboitiz Equity Ventures, Inc.	170,500	230,411
Bank of The Philippine Islands	84,600	228,032
Globe Telecom, Inc.	5,570	163,783
Philippine Long Distance Telephone Co.	8,355	611,731
SM Investments Corp.	9,960	272,125
SM Prime Holdings, Inc.	308,500	144,385

Total Philippines		1,650,467
Poland – 0.8%
KGHM Polska Miedz S.A.	13,672	663,328
Portugal – 0.2%
Jeronimo Martins, SGPS, S.A.	8,505	165,949
Russia – 1.2%
Gazprom Neft JSC ADR(a)	33,471	706,238
Uralkali OJSC Reg S GDR(a)	8,667	319,639

Total Russia		1,025,877
Singapore – 0.4%
Jardine Cycle & Carriage Ltd.	8,390	345,785
South Africa – 4.6%
AngloGold Ashanti Ltd.	3,796	88,995
Bidvest Group Ltd.	6,280	165,898
Exxaro Resources Ltd.(a)	9,422	167,706
FirstRand Ltd.	116,969	410,532
Foschini Group Ltd. (The)	6,020	74,016
Imperial Holdings Ltd.(a)	4,842	110,953
Kumba Iron Ore Ltd.(a)	18,575	996,064
Naspers Ltd. Class N	1,832	114,390
Sasol Ltd.	17,665	784,315
Shoprite Holdings Ltd.	6,544	130,389
Tiger Brands Ltd.	4,188	134,207
Truworths International Ltd.(a)	9,683	95,168
Vodacom Group Ltd.(a)	54,787	656,289
Woolworths Holdings Ltd.	19,233	148,003

Total South Africa		4,076,925
South Korea – 1.9%
Hyundai Mobis	522	145,912
KB Financial Group, Inc.	5,240	174,258
Kia Motors Corp.	2,673	134,779
KT&G Corp.	4,055	275,169
OCI Co., Ltd.	173	24,801
Samsung Engineering Co., Ltd.	509	58,558
Samsung Fire & Marine Insurance Co., Ltd.*	784	153,263
Samsung Life Insurance Co., Ltd.*	3,039	284,070
SK Holdings Co., Ltd.	476	72,089
SK Innovation Co., Ltd.	1,340	195,713
Woori Finance Holdings Co., Ltd.	12,430	139,650

Total South Korea		1,658,262

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	59

Schedule of Investments (concluded)

WisdomTree Global ex-U.S. Growth Fund (DNL)

March 28, 2013

Investments	Shares	Value
Spain – 2.3%
Amadeus IT Holding S.A. Class A	8,767	$237,256
CaixaBank	146,465	496,520
Inditex S.A.	9,644	1,280,490

Total Spain		2,014,266
Sweden – 0.3%
Assa Abloy AB Class B	6,152	251,776
Switzerland – 6.2%
Nestle S.A.	75,702	5,488,085
Taiwan – 1.1%
Catcher Technology Co., Ltd.	15,000	67,218
Cheng Shin Rubber Industry Co., Ltd.	59,776	169,918
Far EasTone Telecommunications Co., Ltd.	100,000	226,402
HTC Corp.	61,550	502,239

Total Taiwan		965,777
Thailand – 4.0%
Advanced Info Service PCL	97,345	784,477
Bangkok Bank PCL NVDR	43,300	328,243
Banpu PCL	5,350	68,873
Charoen Pokphand Foods PCL	243,520	274,412
CP ALL PCL	179,356	280,196
Indorama Ventures PCL	125,125	97,417
Kasikornbank PCL NVDR	38,900	276,292
Shin Corp. PCL NVDR	203,600	552,713
Siam Cement PCL NVDR	32,575	533,925
Siam Commercial Bank PCL	58,700	355,788

Total Thailand		3,552,336
Turkey – 1.6%
BIM Birlesik Magazalar A.S.	3,141	153,188
KOC Holding A.S.	52,121	302,443
Tupras Turkiye Petrol Rafinerileri A.S.	17,637	531,206
Turkiye Halk Bankasi A.S.	14,261	152,501
Turkiye is Bankasi Class C	79,419	301,963

Total Turkey		1,441,301
United Kingdom – 10.7%
Aberdeen Asset Management PLC	30,878	201,238
Aggreko PLC	2,860	77,388
BHP Billiton PLC	61,563	1,790,149
British Sky Broadcasting Group PLC	42,708	572,625
Burberry Group PLC	5,422	109,417
Drax Group PLC	11,121	103,262
Fresnillo PLC	23,790	489,841
InterContinental Hotels Group PLC	4,519	137,718
Intertek Group PLC	2,355	121,332
John Wood Group PLC	4,371	57,511
London Stock Exchange Group PLC	7,427	147,285
Next PLC	4,798	318,086
Royal Dutch Shell PLC Class B	102,704	3,407,528
SABMiller PLC	28,229	1,484,821
Tate & Lyle PLC	13,882	179,173
United Utilities Group PLC	21,716	$233,626

Total United Kingdom		9,431,000
TOTAL COMMON STOCKS (Cost: $80,508,365)		86,626,943
EXCHANGE-TRADED FUNDS & NOTES – 1.2%
United States – 1.2%
iPath MSCI India Index ETN*	19,105	1,092,041
WisdomTree DEFA Fund(b)	84	4,038
WisdomTree Emerging Markets Equity Income Fund(b)	47	2,588

TOTAL EXCHANGE-TRADED FUNDS & NOTES (Cost: $1,064,703)		1,098,667
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 7.3%
United States – 7.3%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(c) (Cost: $6,399,005)(d)	6,399,005	6,399,005
TOTAL INVESTMENTS IN SECURITIES – 107.0% (Cost: $87,972,073)		94,124,615
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (7.0)%		(6,148,001)

NET ASSETS – 100.0%		$87,976,614

ADR – American Depositary Receipt

ETN – Exchange Traded Note

GDR – Global Depositary Receipt

NVDR – Non-Voting Depository Receipt

*	Non-income producing security.

(a)	Security or portion thereof, was on loan at March 28, 2013 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of March 28, 2013.

(d)	At March 28, 2013, the total market value of the Fund’s securities on loan was $6,087,454 and the total market value of the collateral held by the Fund was $6,399,005.

See Notes to Financial Statements.

60	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 28, 2013

Investments	Shares	Value
COMMON STOCKS – 98.7%
Japan – 98.7%
Advertising – 0.5%
Asatsu-DK, Inc.(a)	10,139	$282,969
Moshi Moshi Hotline, Inc.(a)	51,800	737,717

Total Advertising		1,020,686
Agriculture – 0.4%
Hokuto Corp.(a)	22,991	436,002
Sakata Seed Corp.	19,900	262,455

Total Agriculture		698,457
Apparel – 1.8%
Descente Ltd.	18,152	121,631
Gunze Ltd.(a)	177,503	460,654
Japan Wool Textile Co., Ltd. (The)	57,402	444,466
Nagaileben Co., Ltd.	23,100	352,077
Onward Holdings Co., Ltd.	122,670	1,101,186
Sanyo Shokai Ltd.	99,260	314,608
Wacoal Holdings Corp.	64,000	692,959

Total Apparel		3,487,581
Auto Manufacturers – 0.6%
Kyokuto Kaihatsu Kogyo Co., Ltd.	9,610	100,883
Nissan Shatai Co., Ltd.	40,923	500,112
Shinmaywa Industries Ltd.	71,801	567,413

Total Auto Manufacturers		1,168,408
Auto Parts & Equipment – 4.3%
Aisan Industry Co., Ltd.	12,000	115,125
Akebono Brake Industry Co., Ltd.(a)	82,600	371,621
Calsonic Kansei Corp.(a)	83,000	365,475
EXEDY Corp.	28,244	660,589
FCC Co., Ltd.	24,360	588,920
Keihin Corp.(a)	31,421	432,114
KYB Co., Ltd.(a)	103,000	510,508
Musashi Seimitsu Industry Co., Ltd.	16,182	367,116
Nifco, Inc.(a)	23,286	530,758
Nissin Kogyo Co., Ltd.(a)	31,200	518,673
Pacific Industrial Co., Ltd.	34,000	203,595
Press Kogyo Co., Ltd.	56,000	288,875
Riken Corp.	81,687	342,317
Sanden Corp.(a)	78,963	325,023
Sanoh Industrial Co., Ltd.	24,797	171,168
Showa Corp.	17,300	185,291
T. RAD Co., Ltd.	74,000	199,128
Tokai Rika Co., Ltd.	38,800	720,949
Topre Corp.	10,500	107,993
Toyo Tire & Rubber Co., Ltd.	90,682	405,089
TPR Co., Ltd.	5,500	84,939
TS Tech Co., Ltd.	19,124	542,274
Unipres Corp.	8,503	190,644

Total Auto Parts & Equipment		8,228,184
Banks – 11.3%
77 Bank Ltd. (The)	159,000	857,403
Akita Bank Ltd. (The)	140,892	397,111
Aomori Bank Ltd. (The)	114,102	$354,369
Awa Bank Ltd. (The)	65,378	408,873
Bank of Nagoya Ltd. (The)	139,000	637,194
Bank of Saga Ltd. (The)	148,083	384,304
Bank of the Ryukyus Ltd.	29,400	433,401
Chukyo Bank Ltd. (The)	114,000	250,989
Daisan Bank Ltd. (The)	156,602	304,809
Daishi Bank Ltd. (The)(a)	218,552	899,592
Ehime Bank Ltd. (The)	119,144	313,003
Eighteenth Bank Ltd. (The)	136,000	374,644
FIDEA Holdings Co., Ltd.	100,500	259,748
Fukui Bank Ltd. (The)	190,667	429,923
Higashi-Nippon Bank Ltd. (The)	220,000	589,662
Higo Bank Ltd. (The)	105,000	679,004
Hokkoku Bank Ltd. (The)	154,621	652,888
Hokuetsu Bank Ltd. (The)	229,003	562,643
Hyakugo Bank Ltd. (The)	132,000	664,071
Hyakujushi Bank Ltd. (The)	157,000	657,924
Juroku Bank Ltd. (The)	212,000	890,662
Kagoshima Bank Ltd. (The)	85,000	601,202
Keiyo Bank Ltd. (The)	160,396	919,522
Kiyo Holdings, Inc.	410,593	659,429
Michinoku Bank Ltd. (The)(a)	127,000	317,432
Mie Bank Ltd. (The)	151,691	366,240
Miyazaki Bank Ltd. (The)	131,000	387,343
Musashino Bank Ltd. (The)	22,678	894,867
North Pacific Bank Ltd.	103,591	349,270
Ogaki Kyoritsu Bank Ltd. (The)	191,423	710,558
Oita Bank Ltd. (The)	100,000	381,834
San-In Godo Bank Ltd. (The)	75,000	645,341
Senshu Ikeda Holdings, Inc.	137,857	782,979
Shiga Bank Ltd. (The)(a)	84,923	584,399
Shikoku Bank Ltd. (The)	138,000	437,396
Tochigi Bank Ltd. (The)	93,679	378,622
Toho Bank Ltd. (The)	162,000	523,803
Tokyo Tomin Bank, Ltd. (The)	22,500	274,011
TOMONY Holdings, Inc.	83,494	361,434
Towa Bank, Ltd. (The)	172,000	210,381
Tsukuba Bank, Ltd.	42,500	231,440
Yamagata Bank Ltd. (The)	79,000	379,792
Yamanashi Chuo Bank, Ltd. (The)	80,066	365,330

Total Banks		21,764,842
Beverages – 1.3%
Ito En Ltd.	43,584	1,052,283
Sapporo Holdings Ltd.	199,000	844,512
Takara Holdings, Inc.(a)	74,000	627,292

Total Beverages		2,524,087
Biotechnology – 0.0%
EIKEN CHEMICAL Co., Ltd.	5,345	75,894
Building Materials – 2.1%
Asahi Organic Chemicals Industry Co., Ltd.	102,000	226,739
Bunka Shutter Co., Ltd.	12,000	61,902
Central Glass Co., Ltd.	79,933	277,155

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	61

Schedule of Investments (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 28, 2013

Investments	Shares	Value
Cleanup Corp.	13,000	$88,768
Daiken Corp.	112,901	312,213
Fujitec Co., Ltd.	41,632	416,231
Krosaki Harima Corp.	26,703	63,335
Nice Holdings, Inc.	27,000	73,229
Nichias Corp.	72,827	437,644
Nichiha Corp.	23,400	348,437
Okabe Co., Ltd.	20,500	191,002
Sanwa Holdings Corp.	136,807	708,626
Sumitomo Osaka Cement Co., Ltd.	132,404	387,270
Takara Standard Co., Ltd.	58,063	455,759

Total Building Materials		4,048,310
Chemicals – 8.7%
ADEKA Corp.	62,935	542,197
Aica Kogyo Co., Ltd.	35,771	655,916
Chugoku Marine Paints Ltd.	20,000	106,573
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	72,618	343,704
Denki Kagaku Kogyo K.K.	318,000	1,143,204
DIC Corp.	454,000	970,581
Earth Chemical Co., Ltd.	10,700	371,575
Fujimi, Inc.	14,600	215,537
Kureha Corp.	108,648	385,965
Lintec Corp.	39,700	755,829
Nihon Nohyaku Co., Ltd.	42,000	285,003
Nihon Parkerizing Co., Ltd.	25,000	436,077
Nippon Carbon Co., Ltd.	41,000	95,937
Nippon Kayaku Co., Ltd.	91,931	1,120,537
Nippon Soda Co., Ltd.	65,091	306,001
Nippon Synthetic Chemical Industry Co., Ltd. (The)	56,000	475,899
Nissan Chemical Industries Ltd.	106,200	1,275,258
NOF Corp.	87,000	429,355
Sakata INX Corp.	58,000	375,069
Sanyo Chemical Industries Ltd.	75,208	412,756
Sekisui Jushi Corp.	29,000	379,696
Stella Chemifa Corp.	11,400	218,009
Sumitomo Bakelite Co., Ltd.	149,010	624,441
Taiyo Holdings Co., Ltd.	20,900	604,860
Takasago International Corp.	41,000	227,632
Toagosei Co., Ltd.	153,000	668,826
Tokai Carbon Co., Ltd.	100,974	346,890
Tokuyama Corp.(a)	209,000	586,854
Tosoh Corp.	465,000	1,325,463
Toyo Ink SC Holdings Co., Ltd.	241,920	1,150,162

Total Chemicals		16,835,806
Coal – 0.1%
Mitsui Matsushima Co., Ltd.(a)	92,198	180,434
Commercial Services – 2.1%
Aeon Delight Co., Ltd.	21,400	472,976
Kanamoto Co., Ltd.	22,228	481,110
Kyodo Printing Co., Ltd.	111,000	336,471
Kyoritsu Maintenance Co., Ltd.(a)	11,925	349,557
Meiko Network Japan Co., Ltd.	25,000	346,469
Meitec Corp.	22,900	$578,711
Nichii Gakkan Co.	27,000	234,620
Nihon M&A Center, Inc.	4,275	188,469
Nissin Corp.	20,000	57,222
Nomura Co., Ltd.	29,000	160,083
Temp Holdings Co., Ltd.	10,500	179,914
Toppan Forms Co., Ltd.	70,000	677,515

Total Commercial Services		4,063,117
Computers – 2.1%
DTS Corp.	20,063	329,689
Ines Corp.	44,800	340,217
Information Services International-Dentsu Ltd.	17,000	177,377
Melco Holdings, Inc.(a)	12,562	219,387
NEC Fielding Ltd.	48,016	613,861
NEC Networks & System Integration Corp.	27,868	545,978
NET One Systems Co., Ltd.	32,782	288,351
NS Solutions Corp.	30,790	592,418
SCSK Corp.	41,651	804,491
Zuken, Inc.	10,677	79,379

Total Computers		3,991,148
Cosmetics/Personal Care – 1.9%
Fancl Corp.	42,607	469,484
Kose Corp.	24,004	558,357
Lion Corp.	150,629	839,498
Mandom Corp.	14,460	513,682
Pigeon Corp.	10,300	721,942
Pola Orbis Holdings, Inc.	19,355	617,582

Total Cosmetics/Personal Care		3,720,545
Distribution/Wholesale – 3.6%
Ai Holdings Corp.	51,254	472,091
Arata Corp.	16,017	69,506
Daiwabo Holdings Co., Ltd.(a)	135,392	249,126
Doshisha Co., Ltd.(a)	21,800	327,858
Hakuto Co., Ltd.	31,183	304,135
Inabata & Co., Ltd.	46,541	346,013
Itochu Enex Co., Ltd.	84,381	479,254
Iwatani Corp.	88,166	420,106
Japan Pulp & Paper Co., Ltd.(a)	120,000	382,897
Kamei Corp.	7,000	78,026
Kanematsu Electronics Ltd.	32,322	402,220
Matsuda Sangyo Co., Ltd.	4,500	68,826
Nagase & Co., Ltd.	56,104	693,393
Paltac Corp.	32,737	420,616
Ryoden Trading Co., Ltd.	50,079	326,510
San-Ai Oil Co., Ltd.	73,506	369,797
Sankyo Seiko Co., Ltd.	81,700	290,234
Sinanen Co., Ltd.	72,771	311,920
Tomen Electronics Corp.	16,153	196,372
Tomoe Engineering Co., Ltd.	3,200	66,709
Yamazen Corp.	38,806	255,900
Yuasa Trading Co., Ltd.	184,000	389,449

Total Distribution/Wholesale		6,920,958

See Notes to Financial Statements.

62	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 28, 2013

Investments	Shares	Value
Diversified Financial Services – 1.2%
Ichiyoshi Securities Co., Ltd.	62,816	$690,829
Tokai Tokyo Financial Holdings, Inc.	181,106	1,332,965
Toyo Securities Co., Ltd.(a)	83,000	362,827

Total Diversified Financial Services		2,386,621
Electric – 0.1%
Okinawa Electric Power Co., Inc. (The)	4,500	155,073
Electrical Components & Equipment – 1.6%
Casio Computer Co., Ltd.(a)	176,300	1,374,472
Fujikura Ltd.	153,000	483,312
Nippon Signal Co., Ltd. (The)	8,500	66,539
Nissin Electric Co., Ltd.	48,000	227,186
Takaoka Toko Holdings Co., Ltd.	4,270	67,170
Tatsuta Electric Wire and Cable Co., Ltd.(a)	27,835	166,974
Ushio, Inc.	59,200	603,838

Total Electrical Components & Equipment		2,989,491
Electronics – 4.3%
Alps Electric Co., Ltd.	108,100	708,249
ANRITSU Corp.	42,000	655,329
Azbil Corp.	53,400	1,110,370
Eizo Nanao Corp.	14,808	261,447
Enplas Corp.	4,909	226,340
ESPEC Corp.	8,540	64,491
Fujitsu General Ltd.	15,000	126,835
HORIBA Ltd.	12,300	387,760
IDEC Corp.	38,493	344,726
Inaba Denki Sangyo Co., Ltd.	18,394	555,224
Japan Aviation Electronics Industry Ltd.(a)	35,000	266,539
KOA Corp.	29,700	283,038
Kuroda Electric Co., Ltd.	27,702	330,585
Minebea Co., Ltd.(a)	147,000	503,446
Nichicon Corp.(a)	32,474	277,352
Nidec Copal Corp.	9,500	64,970
Nihon Dempa Kogyo Co., Ltd.	6,500	66,645
Nitto Kogyo Corp.	4,500	66,672
Nohmi Bosai Ltd.	49,088	388,966
Panasonic Industrial Devices Sunx Co., Ltd.	17,085	77,230
Ryosan Co., Ltd.	18,200	352,695
Sanshin Electronics Co., Ltd.	10,500	70,581
Sanyo Denki Co., Ltd.	14,000	101,553
SIIX Corp.	10,500	162,939
SMK Corp.	24,000	67,900
Sodick Co., Ltd.	13,000	80,334
Star Micronics Co., Ltd.	34,834	344,190
Taiyo Yuden Co., Ltd.(a)	13,500	170,868
Tamura Corp.	29,000	60,764
Tokyo Seimitsu Co., Ltd.	6,500	135,434

Total Electronics		8,313,472
Engineering & Construction – 4.2%
COMSYS Holdings Corp.(a)	60,307	731,227
Kandenko Co., Ltd.	116,138	534,862
Kitano Construction Corp.	30,977	70,837
Kyowa Exeo Corp.	51,466	$552,321
Kyudenko Corp.	41,000	184,897
Maeda Corp.(a)	87,609	354,089
Maeda Road Construction Co., Ltd.(a)	35,694	487,461
Mitsubishi Kakoki Kaisha, Ltd.*	44,854	96,845
Nippo Corp.	35,358	435,864
Nippon Densetsu Kogyo Co., Ltd.	6,000	63,433
Nippon Koei Co., Ltd.	21,000	85,546
Nippon Road Co., Ltd. (The)(a)	48,700	212,370
Nishimatsu Construction Co., Ltd.	181,037	306,157
Okumura Corp.(a)	156,096	627,572
Penta-Ocean Construction Co., Ltd.(a)	32,000	82,025
Raito Kogyo Co., Ltd.	24,400	117,562
Shinko Plantech Co., Ltd.(a)	43,508	350,766
Taihei Dengyo Kaisha Ltd.	32,000	205,573
Taihei Kogyo Co., Ltd.	57,047	206,296
Taikisha Ltd.	12,865	288,443
Takasago Thermal Engineering Co., Ltd.	57,072	473,475
TOA Corp. 1885*	41,000	57,998
Toda Corp.(a)	171,072	407,574
Tokyo Energy & Systems Inc.	17,000	86,790
Toshiba Plant Systems & Services Corp.	33,000	404,691
Totetsu Kogyo Co., Ltd.	10,685	175,583
Toyo Construction Co., Ltd.	20,900	64,243
Toyo Engineering Corp.	64,223	280,062
Tsukishima Kikai Co., Ltd.	8,000	74,708
Yokogawa Bridge Holdings Corp.	11,750	99,479
Yurtec Corp.	19,000	59,413

Total Engineering & Construction		8,178,162
Entertainment – 1.1%
Avex Group Holdings, Inc.	31,367	848,397
Shochiku Co., Ltd.	24,000	246,075
Toei Co., Ltd.(a)	50,405	362,946
Tokyotokeiba Co., Ltd.(a)	158,475	670,847

Total Entertainment		2,128,265
Environmental Control – 0.8%
Asahi Holdings, Inc.	26,400	566,637
Daiseki Co., Ltd.	15,700	266,342
Hitachi Zosen Corp.	335,175	559,695
OYO Corp.	5,337	90,199

Total Environmental Control		1,482,873
Food – 3.9%
Ariake Japan Co., Ltd.	19,128	392,041
Ezaki Glico Co., Ltd.(a)	41,865	433,700
Fuji Oil Co., Ltd.	35,800	552,878
Itoham Foods, Inc.	19,000	94,576
Izumiya Co., Ltd.	40,872	215,184
J-Oil Mills, Inc.(a)	113,981	363,692
Kasumi Co., Ltd.	33,179	206,795
Kato Sangyo Co., Ltd.	21,116	440,647
Marudai Food Co., Ltd.	93,000	316,528
Maruha Nichiro Holdings, Inc.	225,327	431,386
Mitsui Sugar Co., Ltd.	90,879	287,078

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	63

Schedule of Investments (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 28, 2013

Investments	Shares	Value
Morinaga & Co., Ltd.	205,439	$452,307
Morinaga Milk Industry Co., Ltd.	107,411	331,304
Nichirei Corp.	145,096	867,304
Nippon Beet Sugar Manufacturing Co., Ltd.	33,000	64,933
Nippon Flour Mills Co., Ltd.	98,766	449,605
Nisshin Oillio Group Ltd. (The)	105,477	387,041
Prima Meat Packers Ltd.	116,413	282,303
Showa Sangyo Co., Ltd.	95,000	327,377
Yokohama Reito Co., Ltd.	48,262	463,011
Yonekyu Corp.	20,500	193,400

Total Food		7,553,090
Forest Products & Paper – 0.6%
Chuetsu Pulp & Paper Co., Ltd.	147,000	231,398
Daio Paper Corp.	54,597	351,321
Hokuetsu Kishu Paper Co., Ltd.(a)	115,132	549,822
Tokushu Tokai Paper Co., Ltd.	24,000	56,158

Total Forest Products & Paper		1,188,699
Gas – 0.3%
Saibu Gas Co., Ltd.	200,362	468,833
Shizuoka Gas Co., Ltd.	27,392	188,207

Total Gas		657,040
Hand/Machine Tools – 1.3%
Asahi Diamond Industrial Co., Ltd.	35,500	345,108
Fuji Electric Co., Ltd.	279,000	816,050
Hitachi Koki Co., Ltd.	72,527	597,063
Meidensha Corp.(a)	76,000	228,760
OSG Corp.	33,600	462,080
Union Tool Co.	6,500	133,291

Total Hand/Machine Tools		2,582,352
Healthcare-Products – 1.4%
Asahi Intecc Co., Ltd.	5,343	282,153
Hitachi Medical Corp.	5,000	79,877
Hogy Medical Co., Ltd.	6,700	361,295
Nihon Kohden Corp.	18,579	655,067
Nipro Corp.(a)	128,196	1,145,337
Paramount Bed Holdings Co., Ltd.	3,200	119,464

Total Healthcare-Products		2,643,193
Healthcare-Services – 0.2%
Ain Pharmaciez, Inc.	3,378	182,517
CMIC Holdings Co., Ltd.(a)	12,153	241,974

Total Healthcare-Services		424,491
Home Builders – 0.7%
PanaHome Corp.	100,177	714,941
Token Corp.	8,537	575,671

Total Home Builders		1,290,612
Home Furnishings – 0.6%
Canon Electronics, Inc.	27,800	552,334
Corona Corp.	4,060	47,112
Foster Electric Co., Ltd.	4,700	64,536
France Bed Holdings Co., Ltd.	66,000	150,223
JVCKENWOOD Corp.(a)	40,900	110,059
TOA Corp. 6809	34,000	$269,772

Total Home Furnishings		1,194,036
Household Products/Wares – 0.3%
Kokuyo Co., Ltd.	70,303	539,872
Housewares – 0.2%
Noritake Co., Ltd.(a)	139,099	343,235
Internet – 1.2%
GMO Internet, Inc.	90,521	858,804
Gurunavi, Inc.	7,500	95,405
Macromill, Inc.(a)	17,466	219,208
SBI Holdings, Inc.(a)	86,866	766,845
Start Today Co., Ltd.(a)	29,333	372,824

Total Internet		2,313,086
Iron/Steel – 1.4%
Aichi Steel Corp.	132,314	533,365
Daido Metal Co., Ltd.(a)	8,000	65,093
Kyoei Steel Ltd.(a)	14,614	260,820
Mitsubishi Steel Manufacturing Co., Ltd.	102,000	216,975
Nisshin Steel Holdings Co., Ltd.	31,287	246,582
Sanyo Special Steel Co., Ltd.(a)	102,000	362,348
Topy Industries Ltd.	96,000	222,591
Toyo Kohan Co., Ltd.	84,000	267,135
Yodogawa Steel Works Ltd.(a)	113,993	427,989

Total Iron/Steel		2,602,898
Leisure Time – 0.9%
Dunlop Sports Co., Ltd.	28,614	322,296
Mizuno Corp.	67,616	306,365
Round One Corp.	87,995	649,527
Yamaha Corp.	53,300	517,013

Total Leisure Time		1,795,201
Lodging – 0.5%
Fujita Kanko, Inc.	19,000	89,322
Resorttrust, Inc.(a)	32,860	932,466

Total Lodging		1,021,788
Machinery-Construction & Mining – 0.5%
Modec, Inc.(a)	19,088	574,752
Tadano Ltd.	30,000	339,502

Total Machinery-Construction & Mining		914,254
Machinery-Diversified – 2.6%
Aida Engineering Ltd.	46,500	376,372
Chugai Ro Co., Ltd.	31,000	82,100
CKD Corp.	35,700	230,102
Daifuku Co., Ltd.	56,562	460,220
Daihen Corp.	44,000	129,632
Daiwa Industries Ltd.	11,000	64,816
Ebara Corp.	130,000	517,124
Makino Milling Machine Co., Ltd.(a)	41,000	254,233
Miura Co., Ltd.	14,224	367,173
Nippon Sharyo Ltd.	76,000	342,736
Nippon Thompson Co., Ltd.	62,000	315,210
Obara Group, Inc.	9,500	181,371

See Notes to Financial Statements.

64	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 28, 2013

Investments	Shares	Value
OKUMA Corp.(a)	50,000	$369,070
Organo Corp.	41,000	228,941
Sintokogio, Ltd.	7,500	67,406
Torishima Pump Manufacturing Co., Ltd.	7,500	60,625
Toshiba Machine Co., Ltd.	57,806	284,050
Toyo Kanetsu K.K.(a)	65,000	244,735
Tsubakimoto Chain Co.	58,228	298,510
Tsugami Corp.	32,000	183,791

Total Machinery-Diversified		5,058,217
Media – 0.2%
Gakken Holdings Co., Ltd.	53,000	154,456
Kadokawa Group Holdings, Inc.(a)	10,000	267,284

Total Media		421,740
Metal Fabricate/Hardware – 1.5%
Daiichi Jitsugyo Co., Ltd.	17,000	90,225
Furukawa-Sky Aluminum Corp.(a)	121,000	368,070
Hanwa Co., Ltd.	154,114	549,119
Kitz Corp.	66,276	344,703
Nachi-Fujikoshi Corp.	77,000	330,047
Neturen Co., Ltd.	8,500	62,742
Nippon Steel Trading Co., Ltd.	100,000	320,145
Oiles Corp.	16,393	311,052
Ryobi Ltd.	101,000	250,298
Tocalo Co., Ltd.	4,500	65,906
Toho Zinc Co., Ltd.	64,967	262,577

Total Metal Fabricate/Hardware		2,954,884
Mining – 0.6%
Mitsui Mining & Smelting Co., Ltd.	192,000	443,140
Nippon Coke & Engineering Co., Ltd.	216,500	287,838
Nippon Denko Co., Ltd.	26,000	85,727
Nittetsu Mining Co., Ltd.	14,000	71,474
OSAKA Titanium Technologies Co.(a)	11,400	230,740
Sumitomo Light Metal Industries, Ltd.	72,000	73,516

Total Mining		1,192,435
Miscellaneous Manufacturing – 1.7%
Amano Corp.	55,417	528,118
Bando Chemical Industries Ltd.	66,082	210,152
JSP Corp.	4,270	63,401
Mitsuboshi Belting Co., Ltd.	56,525	300,000
Morita Holdings Corp.	24,245	217,643
Nikkiso Co., Ltd.	31,000	368,953
Nippon Valqua Industries Ltd.(a)	109,042	281,825
Nitta Corp.	3,000	57,052
Okamoto Industries, Inc.	67,000	228,749
Shin-Etsu Polymer Co., Ltd.	56,474	220,442
Tamron Co., Ltd.	13,166	283,009
Tokai Rubber Industries Ltd.	38,600	443,395
Toyo Tanso Co., Ltd.	3,000	73,484

Total Miscellaneous Manufacturing		3,276,223
Office Furnishings – 0.1%
Okamura Corp.	35,676	256,509
Office/Business Equipment – 0.8%
Riso Kagaku Corp.	13,754	$274,729
Sato Holdings Corp.(a)	21,064	380,416
Toshiba TEC Corp.	144,070	851,977
Uchida Yoko Co., Ltd.	22,000	65,050

Total Office/Business Equipment		1,572,172
Oil & Gas – 0.1%
AOC Holdings, Inc.	21,500	82,780
Japan Drilling Co., Ltd.	3,205	194,305

Total Oil & Gas		277,085
Packaging & Containers – 0.2%
Fuji Seal International, Inc.	17,300	438,112
Pharmaceuticals – 3.8%
Fuso Pharmaceutical Industries, Ltd.	32,000	143,629
Kaken Pharmaceutical Co., Ltd.	65,261	1,184,860
KYORIN Holdings, Inc.	41,963	1,018,502
Mochida Pharmaceutical Co., Ltd.	55,055	710,293
Nichi-Iko Pharmaceutical Co., Ltd.	14,600	334,331
Nippon Shinyaku Co., Ltd.	28,000	398,766
Sawai Pharmaceutical Co., Ltd.	4,112	488,524
Ship Healthcare Holdings, Inc.(a)	15,362	542,457
Toho Holdings Co., Ltd.	18,800	432,308
Towa Pharmaceutical Co., Ltd.	5,400	285,450
Tsumura & Co.(a)	38,300	1,399,282
Vital Ksk Holdings, Inc.	10,685	102,963
ZERIA Pharmaceutical Co., Ltd.	18,000	284,876

Total Pharmaceuticals		7,326,241
Real Estate – 2.3%
Airport Facilities Co., Ltd.	64,000	445,182
Arnest One Corp.	55,600	1,100,528
Daikyo, Inc.	122,000	426,909
Heiwa Real Estate Co., Ltd.	29,600	585,892
Relo Holdings, Inc.	14,169	616,371
Takara Leben Co., Ltd.	21,357	336,188
Tokyo Tatemono Co., Ltd.	139,000	987,577

Total Real Estate		4,498,647
Retail – 8.8%
Alpen Co., Ltd.	16,221	305,028
AOKI Holdings, Inc.	21,184	545,710
Arcland Sakamoto Co., Ltd.	4,270	75,254
Arcs Co., Ltd.	23,994	537,453
ASKUL Corp.(a)	23,465	341,668
Belluna Co., Ltd.	33,624	327,228
Cawachi Ltd.	12,100	258,293
Chiyoda Co., Ltd.	24,791	644,429
COSMOS Pharmaceutical Corp.	3,205	416,561
DCM Holdings Co., Ltd.(a)	88,245	736,783
Doutor Nichires Holdings Co., Ltd.	26,953	395,322
EDION Corp.(a)	106,977	504,050
Fuji Co., Ltd.	7,700	147,989
Gulliver International Co., Ltd.	10,290	601,946
Heiwado Co., Ltd.	27,892	430,751

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	65

Schedule of Investments (concluded)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

March 28, 2013

Investments	Shares	Value
Honeys Co., Ltd.(a)	10,740	$139,819
Ichibanya Co., Ltd.	8,636	383,945
Izumi Co., Ltd.	21,800	530,045
Joshin Denki Co., Ltd.	6,000	57,115
Keiyo Co., Ltd.(a)	42,220	214,648
Kojima Co., Ltd.(a)	22,000	81,195
Komeri Co., Ltd.	16,737	499,155
K’s Holdings Corp.(a)	33,100	1,059,679
Matsumotokiyoshi Holdings Co., Ltd.(a)	19,200	549,943
Megane Top Co., Ltd.	12,600	175,022
Parco Co., Ltd.	36,227	381,844
Plenus Co., Ltd.	31,868	515,203
Point, Inc.(a)	18,920	934,731
Ryohin Keikaku Co., Ltd.	13,282	1,045,382
Senshukai Co., Ltd.	34,800	284,633
Shimachu Co., Ltd.	19,164	460,653
St. Marc Holdings Co., Ltd.(a)	7,548	360,862
Studio Alice Co., Ltd.	4,275	62,247
Toridoll.Corp.	6,753	69,168
Tsuruha Holdings, Inc.	9,667	942,846
United Arrows Ltd.	14,329	489,978
Valor Co., Ltd.	20,791	397,377
Watami Co., Ltd.(a)	11,329	210,988
Xebio Co., Ltd.	15,289	324,741
Zensho Holdings Co., Ltd.(a)	34,119	460,508

Total Retail		16,900,192
Semiconductors – 0.6%
MegaChips Corp.	4,500	71,219
Mimasu Semiconductor Industry Co., Ltd.	35,700	345,153
Shinko Electric Industries Co., Ltd.(a)	80,700	668,638

Total Semiconductors		1,085,010
Shipbuilding – 0.7%
Mitsui Engineering & Shipbuilding Co., Ltd.	538,000	972,772
Sasebo Heavy Industries Co., Ltd.*	233,063	290,027

Total Shipbuilding		1,262,799
Software – 1.3%
Capcom Co., Ltd.(a)	30,513	490,376
Fuji Soft, Inc.	10,000	241,225
IT Holdings Corp.	34,400	448,568
NEC Mobiling Ltd.	11,961	791,294
Zenrin Co., Ltd.	35,602	495,671

Total Software		2,467,134
Storage/Warehousing – 1.1%
Mitsubishi Logistics Corp.	44,000	812,423
Mitsui-Soko Co., Ltd.(a)	88,746	548,409
Sumitomo Warehouse Co., Ltd. (The)(a)	109,417	756,446

Total Storage/Warehousing		2,117,278
Telecommunications – 0.2%
Hitachi Kokusai Electric, Inc.	41,000	362,380
Textiles – 1.3%
Kurabo Industries Ltd.(a)	209,169	391,552
Nisshinbo Holdings, Inc.	63,000	$437,556
Nitto Boseki Co., Ltd.(a)	113,960	433,925
Seiren Co., Ltd.	33,511	215,637
Toyobo Co., Ltd.(a)	556,000	946,182

Total Textiles		2,424,852
Toys/Games/Hobbies – 0.2%
TOMY Co., Ltd.(a)	59,077	299,092
Transportation – 2.5%
Fuji Kyuko Co., Ltd.(a)	35,300	281,589
Fukuyama Transporting Co., Ltd.(a)	105,059	601,167
Kintetsu World Express, Inc.(a)	8,383	311,175
Nippon Konpo Unyu Soko Co., Ltd.	35,460	562,336
Nishi-Nippon Railroad Co., Ltd.(a)	114,000	470,453
Sankyu, Inc.	176,272	796,805
Seino Holdings Corp.	69,711	603,539
Senko Co., Ltd.(a)	86,156	449,016
Sotetsu Holdings, Inc.(a)	174,000	649,585
Yusen Logistics Co., Ltd.	6,500	71,416

Total Transportation		4,797,081
TOTAL COMMON STOCKS (Cost: $173,098,899)		190,414,344
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 16.1%
United States – 16.1%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(b)
(Cost: $31,073,274)(c)	31,073,274	31,073,274
TOTAL INVESTMENTS IN SECURITIES – 114.8% (Cost: $204,172,173)		221,487,618
Liabilities in Excess of Other Assets – (14.8)%		(28,573,452)

NET ASSETS – 100.0%		$192,914,166
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 28, 2013 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 28, 2013.

(c)	At March 28, 2013, the total market value of the Fund’s securities on loan was $29,068,790 and the total market value of the collateral held by the Fund was $31,073,274.

See Notes to Financial Statements.

66	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

March 28, 2013

Investments	Shares	Value
COMMON STOCKS – 97.4%
Australia – 25.3%
AGL Energy Ltd.	13,113	$216,821
Amcor Ltd.	29,093	281,471
AMP Ltd.	75,636	410,831
Australia & New Zealand Banking Group Ltd.	63,606	1,891,893
BHP Billiton Ltd.	75,351	2,573,532
Brambles Ltd.	38,685	341,604
Coca-Cola Amatil Ltd.	20,361	309,495
Commonwealth Bank of Australia	35,428	2,511,980
Computershare Ltd.	16,457	175,004
Crown Ltd.	19,603	251,376
CSL Ltd.	5,493	339,194
Iluka Resources Ltd.(a)	17,228	167,936
Insurance Australia Group Ltd.	34,827	207,324
Macquarie Group Ltd.	4,755	184,164
National Australia Bank Ltd.	62,885	2,021,893
Newcrest Mining Ltd.	4,943	103,324
Orica Ltd.	9,988	254,597
Origin Energy Ltd.	29,437	407,557
QBE Insurance Group Ltd.	21,081	296,923
Rio Tinto Ltd.	7,339	437,653
Santos Ltd.	17,102	221,623
Sonic Healthcare Ltd.	10,795	156,773
Suncorp Group Ltd.	24,133	297,389
Sydney Airport Ltd.	68,049	232,698
Telstra Corp., Ltd.	657,608	3,092,006
Wesfarmers Ltd.	47,184	1,977,505
Westpac Banking Corp.	84,618	2,713,600
Woodside Petroleum Ltd.	19,221	717,791
Woolworths Ltd.	38,966	1,372,684
WorleyParsons Ltd.	5,149	132,538

Total Australia		24,299,179
China – 10.3%
Agricultural Bank of China Ltd. Class H	305,000	146,161
Bank of China Ltd. Class H	2,011,100	932,666
China CITIC Bank Corp., Ltd. Class H	387,500	232,620
China Communications Construction Co., Ltd. Class H	340,300	316,511
China Construction Bank Corp. Class H	4,295,100	3,507,943
China Longyuan Power Group Corp. Class H	106,800	96,858
China National Building Material Co., Ltd. Class H(a)	115,100	144,864
China Petroleum & Chemical Corp. Class H	625,400	736,367
China Shenhua Energy Co., Ltd. Class H	100,900	366,548
China Telecom Corp., Ltd. Class H	1,419,800	715,145
Dongfeng Motor Group Co., Ltd. Class H	112,000	157,266
Guangzhou R&F Properties Co., Ltd. Class H	90,300	151,457
Industrial & Commercial Bank of China, Ltd. Class H	1,720,900	1,205,992
PetroChina Co., Ltd. Class H	596,000	781,599
PICC Property & Casualty Co., Ltd. Class H	130,600	167,737
Ping An Insurance Group Co. Class H	15,000	116,326
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	44,000	$39,847
Sinopharm Group Co., Ltd. Class H	31,500	101,650

Total China		9,917,557
Hong Kong – 18.1%
AIA Group Ltd.	59,125	258,964
BOC Hong Kong Holdings Ltd.	211,609	706,031
Cheung Kong Holdings Ltd.	31,277	461,742
China Merchants Holdings International Co., Ltd.	90,592	297,008
China Mobile Ltd.	598,030	6,332,640
China Overseas Land & Investment Ltd.	61,065	168,343
China Resources Enterprise Ltd.	36,600	108,442
China Resources Power Holdings Co., Ltd.	90,218	270,213
China Unicom Hong Kong Ltd.(a)	197,948	265,201
Citic Pacific Ltd.	111,383	144,634
CLP Holdings Ltd.	69,866	612,019
CNOOC Ltd.	1,156,262	2,222,363
Hang Lung Properties Ltd.	75,000	280,188
Hang Seng Bank Ltd.	36,503	585,447
Henderson Land Development Co., Ltd.	27,000	184,692
Hong Kong & China Gas Co., Ltd.	135,751	396,097
Hong Kong Exchanges and Clearing Ltd.	17,573	299,273
Hutchison Whampoa Ltd.	96,027	1,000,764
Lenovo Group Ltd.	110,000	109,254
MTR Corp., Ltd.	128,765	511,733
New World Development Co., Ltd.	99,557	168,522
Power Assets Holdings Ltd.	64,579	609,381
Sino Land Co., Ltd.	88,924	150,753
SJM Holdings Ltd.	144,432	360,585
Sun Art Retail Group Ltd.	153,000	212,865
Sun Hung Kai Properties Ltd.	36,534	492,288
Wharf Holdings Ltd.	27,350	243,811

Total Hong Kong		17,453,253
Indonesia – 4.2%
Adaro Energy Tbk PT	1,026,600	138,394
Astra International Tbk PT	899,461	731,232
Bank Central Asia Tbk PT	254,500	298,564
Bank Mandiri Persero Tbk PT	327,300	336,815
Bank Rakyat Indonesia Persero Tbk PT	261,000	235,014
Gudang Garam Tbk PT	23,300	117,369
Indo Tambangraya Megah Tbk PT	87,300	318,925
Perusahaan Gas Negara Persero Tbk PT	806,400	493,757
Semen Gresik Persero Tbk PT	127,300	231,871
Telekomunikasi Indonesia Persero Tbk PT	559,500	633,342
Unilever Indonesia Tbk PT	156,000	366,020
United Tractors Tbk PT	93,400	174,930

Total Indonesia		4,076,233
Malaysia – 5.4%
AMMB Holdings Bhd	59,100	124,823
Axiata Group Bhd	169,600	362,587
British American Tobacco Malaysia Bhd	11,400	230,025
CIMB Group Holdings Bhd	104,700	258,665
DiGi.Com Bhd	278,200	416,873

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	67

Schedule of Investments (continued)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

March 28, 2013

Investments	Shares	Value
Genting Malaysia Bhd	145,500	$172,448
IOI Corp. Bhd	171,000	257,342
Kuala Lumpur Kepong Bhd	30,700	205,625
Malayan Banking Bhd	233,000	707,315
Maxis Bhd	359,700	758,547
Petronas Chemicals Group Bhd	243,800	507,835
Petronas Dagangan Bhd	30,600	231,637
Petronas Gas Bhd	38,600	236,848
Public Bank Bhd	51,900	272,196
Sime Darby Bhd	149,700	447,674

Total Malaysia		5,190,440
Philippines – 1.7%
Aboitiz Equity Ventures, Inc.	158,500	214,194
Aboitiz Power Corp.	245,400	222,490
Manila Electric Co.	33,440	267,618
Philippine Long Distance Telephone Co.	8,300	607,704
San Miguel Corp.	36,294	102,719
SM Investments Corp.	8,270	225,951

Total Philippines		1,640,676
Singapore – 8.3%
DBS Group Holdings Ltd.	35,017	451,614
Hutchison Port Holdings Trust Class U	444,995	378,246
Jardine Cycle & Carriage Ltd.	8,676	357,572
Keppel Corp., Ltd.	53,235	480,600
Oversea-Chinese Banking Corp., Ltd.	44,517	382,159
SembCorp Industries Ltd.	50,116	209,658
SembCorp Marine Ltd.(a)	84,757	302,655
Singapore Airlines Ltd.	109,557	959,926
Singapore Exchange Ltd.	30,869	191,594
Singapore Press Holdings Ltd.(a)	78,000	281,670
Singapore Technologies Engineering Ltd.	114,625	398,222
Singapore Telecommunications Ltd.	939,577	2,718,911
StarHub Ltd.	82,000	287,522
United Overseas Bank Ltd.	19,574	321,552
Wilmar International Ltd.	81,781	227,426

Total Singapore		7,949,327
South Korea – 5.8%
Cheil Industries, Inc.	221	17,519
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	3,450	84,963
Doosan Heavy Industries & Construction Co., Ltd.	955	38,540
GS Holdings	1,721	100,080
Hankook Tire Co., Ltd.	199	3,282
Hyundai Engineering & Construction Co., Ltd.	672	40,044
Hyundai Glovis Co., Ltd.	227	39,173
Hyundai Heavy Industries Co., Ltd.	776	149,258
Hyundai Motor Co.	1,261	253,311
Hyundai Steel Co.	497	36,272
Industrial Bank of Korea	10,160	116,430
Kangwon Land, Inc.	5,630	155,602
KB Financial Group, Inc.	3,352	111,472
Kia Motors Corp.	2,843	143,351
Korea Zinc Co., Ltd.	188	59,901
KT Corp. ADR	24,435	$383,874
KT Corp.	1,400	44,167
KT&G Corp.	4,026	273,201
LG Chem Ltd.	709	168,870
LG Corp.	2,591	150,439
LG Electronics, Inc.	296	21,656
LG Household & Health Care Ltd.	84	46,130
Lotte Chemical Corp.	220	39,053
Lotte Shopping Co., Ltd.	131	46,331
NCSoft Corp.	34	4,737
OCI Co., Ltd.	262	37,560
POSCO	1,706	501,404
Samsung C&T Corp.	1,518	93,459
Samsung Electronics Co., Ltd.	440	597,160
Samsung Engineering Co., Ltd.	593	68,222
Samsung Life Insurance Co., Ltd.	1,955	182,743
Samsung SDI Co., Ltd.	335	42,304
Shinhan Financial Group Co., Ltd.	3,804	136,248
SK Holdings Co., Ltd.	677	102,530
SK Innovation Co., Ltd.	1,447	211,340
SK Telecom Co., Ltd. ADR	33,000	589,710
SK Telecom Co., Ltd.	830	134,653
S-Oil Corp.	4,243	356,189

Total South Korea		5,581,178
Taiwan – 13.3%
Advanced Semiconductor Engineering, Inc.	128,175	103,732
Asustek Computer, Inc.	22,740	270,348
Cheng Shin Rubber Industry Co., Ltd.	58,912	167,462
China Steel Corp.	697,742	605,515
Chunghwa Telecom Co., Ltd.	344,000	1,060,674
Compal Electronics, Inc.	315,000	221,746
Delta Electronics, Inc.	106,000	443,107
Far Eastern New Century Corp.	249,517	255,754
Far EasTone Telecommunications Co., Ltd.	95,000	215,082
Formosa Chemicals & Fibre Corp.	411,000	919,518
Formosa Petrochemical Corp.	329,000	863,690
Formosa Plastics Corp.	405,000	956,208
Foxconn Technology Co., Ltd.	14,857	40,940
Fubon Financial Holding Co., Ltd.	132,803	189,861
Hon Hai Precision Industry Co., Ltd.	97,150	268,683
HTC Corp.	62,450	509,583
MediaTek, Inc.	62,000	704,958
Mega Financial Holding Co., Ltd.	198,128	160,013
Nan Ya Plastics Corp.	496,000	872,489
President Chain Store Corp.	29,000	159,050
Quanta Computer, Inc.	124,000	272,860
Taiwan Cement Corp.	161,000	198,137
Taiwan Mobile Co., Ltd.	125,100	422,543
Taiwan Semiconductor Manufacturing Co., Ltd.	697,000	2,330,909
Uni-President Enterprises Corp.	107,749	204,310
United Microelectronics Corp.	847,000	314,412

Total Taiwan		12,731,584

See Notes to Financial Statements.

68	WisdomTree International Dividend and Sector Funds

Schedule of Investments (concluded)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

March 28, 2013

Investments	Shares	Value
Thailand – 5.0%
Advanced Info Service PCL	106,600	$859,061
Bangkok Bank PCL NVDR	31,000	235,001
Charoen Pokphand Foods PCL	170,900	192,580
CP ALL PCL	140,600	219,650
Indorama Ventures PCL	127,019	98,891
PTT Exploration & Production PCL	90,713	459,993
PTT Global Chemical PCL	139,394	330,814
PTT PCL NVDR	83,700	926,030
Shin Corp. PCL NVDR	230,500	625,738
Siam Cement PCL NVDR	35,871	587,949
Siam Commercial Bank PCL	41,200	249,718

Total Thailand		4,785,425
TOTAL COMMON STOCKS (Cost: $83,554,706)		93,624,852
EXCHANGE-TRADED NOTE – 2.1%
United States – 2.1%
iPath MSCI India Index ETN* (Cost: $1,898,304)	35,702	2,040,726
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.2%
United States – 1.2%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(b)
(Cost: $1,172,426)(c)	1,172,426	1,172,426
TOTAL INVESTMENTS IN SECURITIES – 100.7% (Cost: $86,625,436)		96,838,004
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (0.7)%		(651,417)

NET ASSETS – 100.0%		$96,186,587

ADR – American Depositary Receipt

ETN – Exchange Traded Note

NVDR – Non-Voting Depository Receipt

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 28, 2013 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 28, 2013.

(c)	At March 28, 2013, the total market value of the Fund’s securities on loan was $1,100,130 and the total market value of the collateral held by the Fund was $1,172,426.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	69

Schedule of Investments

WisdomTree Australia Dividend Fund (AUSE)

March 28, 2013

Investments	Shares	Value
COMMON STOCKS – 99.1%
Australia – 99.1%
Agriculture – 1.2%
GrainCorp Ltd. Class A	73,521	$895,264
Banks – 12.7%
Australia & New Zealand Banking Group Ltd.	73,296	2,180,112
Commonwealth Bank of Australia	30,534	2,164,976
National Australia Bank Ltd.	80,774	2,597,064
Westpac Banking Corp.	88,217	2,829,015

Total Banks		9,771,167
Beverages – 2.2%
Coca-Cola Amatil Ltd.	68,017	1,033,884
Treasury Wine Estates Ltd.	116,297	689,886

Total Beverages		1,723,770
Biotechnology – 0.7%
CSL Ltd.	8,446	521,542
Building Materials – 1.6%
Boral Ltd.(a)	247,778	1,268,355
Chemicals – 1.0%
Incitec Pivot Ltd.	235,646	759,128
Coal – 0.9%
New Hope Corp., Ltd.	146,995	608,401
Whitehaven Coal Ltd.	24,358	53,836

Total Coal		662,237
Commercial Services – 1.1%
Brambles Ltd.	100,476	887,243
Computers – 1.2%
Computershare Ltd.	86,581	920,703
Diversified Financial Services – 1.7%
Macquarie Group Ltd.	33,255	1,287,990
Electric – 2.2%
AGL Energy Ltd.	47,827	790,812
Origin Energy Ltd.	63,824	883,647

Total Electric		1,674,459
Engineering & Construction – 6.2%
Leighton Holdings Ltd.	29,240	626,144
Monadelphous Group Ltd.(a)	48,662	1,151,629
Sydney Airport Ltd.	372,451	1,273,619
UGL Ltd.(a)	104,782	1,118,622
WorleyParsons Ltd.	25,400	653,810

Total Engineering & Construction		4,823,824
Entertainment – 6.4%
TABCORP Holdings Ltd.	799,193	2,691,231
Tatts Group Ltd.	671,223	2,218,313

Total Entertainment		4,909,544
Food – 3.9%
Metcash Ltd.	380,707	1,643,190
Woolworths Ltd.	38,297	1,349,117

Total Food		2,992,307
Gas – 1.9%
Envestra Ltd.	1,308,177	$1,438,851
Healthcare-Products – 1.1%
Cochlear Ltd.	11,591	822,329
Healthcare-Services – 4.1%
Primary Health Care Ltd.	261,375	1,351,582
Ramsay Health Care Ltd.	24,087	811,114
Sonic Healthcare Ltd.	67,316	977,611

Total Healthcare-Services		3,140,307
Insurance – 8.5%
AMP Ltd.	365,438	1,984,943
Insurance Australia Group Ltd.	254,485	1,514,939
QBE Insurance Group Ltd.	88,613	1,248,100
Suncorp Group Ltd.	148,704	1,832,470

Total Insurance		6,580,452
Internet – 4.0%
carsales.com Ltd.(a)	143,089	1,402,267
REA Group Ltd.	31,439	908,243
Seek Ltd.	74,875	788,415

Total Internet		3,098,925
Leisure Time – 2.5%
Flight Centre Ltd.(a)	55,368	1,939,523
Lodging – 1.8%
Crown Ltd.	94,669	1,213,975
Echo Entertainment Group Ltd.	48,597	176,313

Total Lodging		1,390,288
Media – 6.4%
Fairfax Media Ltd.(a)	1,817,499	1,193,745
Seven West Media Ltd.	1,807,682	3,788,042

Total Media		4,981,787
Mining – 6.3%
BHP Billiton Ltd.	22,571	770,888
Iluka Resources Ltd.(a)	91,184	888,847
Mineral Resources Ltd.	91,714	1,012,578
Newcrest Mining Ltd.	8,355	174,646
Orica Ltd.	32,195	820,661
OZ Minerals Ltd.	126,520	703,045
Rio Tinto Ltd.	8,861	528,415

Total Mining		4,899,080
Miscellaneous Manufacturing – 1.3%
ALS Ltd.	48,858	533,309
Ansell Ltd.	28,250	473,294

Total Miscellaneous Manufacturing		1,006,603
Oil & Gas – 3.7%
Beach Energy Ltd.	280,377	412,153
Caltex Australia Ltd.	50,608	1,126,455
Santos Ltd.	41,364	536,032
Woodside Petroleum Ltd.	21,989	821,160

Total Oil & Gas		2,895,800

See Notes to Financial Statements.

70	WisdomTree International Dividend and Sector Funds

Schedule of Investments (concluded)

WisdomTree Australia Dividend Fund (AUSE)

March 28, 2013

Investments	Shares	Value
Packaging & Containers – 1.2%
Amcor Ltd.	95,932	$928,129
Retail – 6.4%
Harvey Norman Holdings Ltd.(a)	626,198	1,782,260
Wesfarmers Ltd.	39,211	1,643,352
Wesfarmers Ltd. PPS	35,767	1,521,386

Total Retail		4,946,998
Telecommunications – 4.3%
Telstra Corp., Ltd.	468,072	2,200,827
TPG Telecom Ltd.	347,443	1,141,014

Total Telecommunications		3,341,841
Transportation – 2.6%
Aurizon Holdings Ltd.	100,969	424,219
Toll Holdings Ltd.	252,709	1,562,328

Total Transportation		1,986,547
TOTAL COMMON STOCKS (Cost: $63,923,278)		76,494,993
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 11.0%
United States – 11.0%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(b)
(Cost: $8,530,037)(c)	8,530,037	8,530,037
TOTAL INVESTMENTS IN SECURITIES – 110.1% (Cost: $72,453,315)		85,025,030
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (10.1)%		(7,831,851)

NET ASSETS – 100.0%		$77,193,179

PPS – Price Protected Shares

(a)	Security or portion thereof, was on loan at March 28, 2013 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 28, 2013.

(c)	At March 28, 2013, the total market value of the Fund’s securities on loan was $8,087,650 and the total market value of the collateral held by the Fund was $8,530,037.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	71

Schedule of Investments

WisdomTree International LargeCap Dividend Fund (DOL)

March 28, 2013

Investments	Shares	Value
COMMON STOCKS – 99.4%
Australia – 14.9%
Amcor Ltd.	45,364	$438,890
AMP Ltd.	114,868	623,927
Australia & New Zealand Banking Group Ltd.	114,334	3,400,744
BHP Billiton Ltd.	72,167	2,464,786
Brambles Ltd.	49,233	434,747
Coca-Cola Amatil Ltd.	34,728	527,879
Commonwealth Bank of Australia	62,798	4,452,617
Macquarie Group Ltd.	15,692	607,762
National Australia Bank Ltd.	114,876	3,693,520
Newcrest Mining Ltd.	2,684	56,104
Orica Ltd.	12,658	322,657
Origin Energy Ltd.	31,797	440,231
QBE Insurance Group Ltd.	59,820	842,555
Rio Tinto Ltd.	8,796	524,539
Santos Ltd.	24,854	322,080
Suncorp Group Ltd.	44,197	544,637
Telstra Corp., Ltd.	587,318	2,761,510
Wesfarmers Ltd.	44,866	1,880,356
Westpac Banking Corp.	156,998	5,034,741
Woodside Petroleum Ltd.	19,620	732,692
Woolworths Ltd.	37,648	1,326,254

Total Australia		31,433,228
Belgium – 1.1%
Anheuser-Busch InBev N.V.	14,820	1,470,095
Belgacom S.A.(a)	19,822	493,669
Solvay S.A.	2,184	296,292

Total Belgium		2,260,056
Denmark – 0.3%
Novo Nordisk A/S Class B(a)	4,146	674,872
Finland – 0.5%
Fortum Oyj	23,957	483,597
Kone Oyj Class B	8,255	650,325

Total Finland		1,133,922
France – 11.4%
Air Liquide S.A.	5,379	654,662
AXA S.A.	86,876	1,495,985
BNP Paribas S.A.	25,991	1,336,336
Carrefour S.A.	42,745	1,172,151
Casino Guichard Perrachon S.A.	4,167	438,662
Cie de Saint-Gobain	12,205	453,247
Cie Generale d’Optique Essilor International S.A.	3,909	435,445
Danone	11,277	786,017
EDF S.A.	60,634	1,164,787
France Telecom S.A.	170,686	1,729,313
GDF Suez	92,318	1,780,553
Hermes International	912	317,192
L’Oreal S.A.	5,740	911,759
LVMH Moet Hennessy Louis Vuitton S.A.	4,734	813,968
Pernod-Ricard S.A.	4,418	551,487
PPR	2,055	452,294
Safran S.A.	7,243	$323,619
Sanofi	28,768	2,928,310
Schneider Electric S.A.	9,532	697,682
Sodexo	4,510	421,027
Total S.A.	73,647	3,532,664
Vinci S.A.	14,059	634,478
Vivendi S.A.	50,712	1,049,397

Total France		24,081,035
Germany – 9.8%
Adidas AG	5,115	531,627
Allianz SE	13,200	1,795,864
BASF SE	18,497	1,622,736
Bayer AG	14,385	1,486,423
Bayerische Motoren Werke AG	12,658	1,094,065
Daimler AG	31,617	1,723,240
Deutsche Bank AG	14,454	564,514
Deutsche Boerse AG	8,738	530,111
Deutsche Post AG	39,963	922,413
Deutsche Telekom AG	177,363	1,878,040
E.ON AG	78,165	1,367,061
Linde AG	3,374	628,437
Muenchener Rueckversicherungs AG	6,252	1,171,313
RWE AG	26,588	992,668
SAP AG	17,072	1,370,134
Siemens AG	20,114	2,170,358
Volkswagen AG	3,592	676,882

Total Germany		20,525,886
Hong Kong – 6.1%
BOC Hong Kong Holdings Ltd.	306,000	1,020,966
Cheung Kong Holdings Ltd.	57,000	841,491
China Mobile Ltd.	397,250	4,206,547
China Unicom Hong Kong Ltd.(a)	169,852	227,559
CLP Holdings Ltd.	52,500	459,894
CNOOC Ltd.	844,529	1,623,205
Hang Seng Bank Ltd.	50,495	809,856
Hong Kong Exchanges and Clearing Ltd.	26,900	458,114
Hutchison Whampoa Ltd.	79,000	823,314
MTR Corp., Ltd.	114,500	455,041
Power Assets Holdings Ltd.	49,500	467,092
Sun Hung Kai Properties Ltd.	59,442	800,968
Wharf Holdings Ltd.	62,000	552,698

Total Hong Kong		12,746,745
Ireland – 0.2%
CRH PLC	18,965	419,358
Israel – 0.5%
Israel Chemicals Ltd.	49,599	641,440
Teva Pharmaceutical Industries Ltd.	11,301	445,292

Total Israel		1,086,732
Italy – 3.1%
Assicurazioni Generali SpA	29,502	459,906
Enel SpA	458,721	1,499,704
ENI SpA	138,032	3,107,136

See Notes to Financial Statements.

72	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

March 28, 2013

Investments	Shares	Value
Intesa Sanpaolo SpA	390,839	$573,142
Snam SpA	129,166	589,805
Telecom Italia SpA	448,508	317,337

Total Italy		6,547,030
Japan – 11.7%
Astellas Pharma, Inc.(a)	11,500	618,911
Canon, Inc.	27,900	1,023,772
Chubu Electric Power Co., Inc.	21,100	256,737
Daiichi Sankyo Co., Ltd.(a)	20,300	390,800
Denso Corp.	14,600	617,262
East Japan Railway Co.(a)	7,800	641,289
Eisai Co., Ltd.(a)	11,300	505,387
FANUC Corp.	2,500	382,631
Hitachi Ltd.	68,000	394,895
Honda Motor Co., Ltd.(a)	26,800	1,026,165
ITOCHU Corp.(a)	43,900	536,493
Japan Tobacco, Inc.	19,109	610,748
Kansai Electric Power Co., Inc. (The)*	31,500	298,516
Kao Corp.	18,400	594,937
KDDI Corp.(a)	14,640	611,168
Kirin Holdings Co., Ltd.	33,000	530,345
Komatsu Ltd.	15,700	372,879
Kyocera Corp.	3,100	283,227
Mitsubishi Corp.	42,400	793,703
Mitsubishi Heavy Industries Ltd.	88,000	507,296
Mitsubishi UFJ Financial Group, Inc.(a)	275,900	1,655,048
Mitsui & Co., Ltd.	52,200	731,755
Mizuho Financial Group, Inc.	657,698	1,406,055
MS&AD Insurance Group Holdings	22,000	487,407
Nippon Telegraph & Telephone Corp.	28,694	1,251,281
Nissan Motor Co., Ltd.(a)	79,700	768,857
NTT DoCoMo, Inc.(a)	987	1,465,488
Oriental Land Co., Ltd.	2,600	425,867
Shin-Etsu Chemical Co., Ltd.	8,600	568,028
Sumitomo Corp.	35,800	450,451
Sumitomo Mitsui Financial Group, Inc.	34,800	1,421,315
Takeda Pharmaceutical Co., Ltd.(a)	24,500	1,339,396
Tokio Marine Holdings, Inc.	17,100	491,793
Toyota Motor Corp.(a)	24,300	1,247,048

Total Japan		24,706,950
Netherlands – 1.9%
European Aeronautic Defence and Space Co. N.V.(a)	11,614	592,067
Heineken N.V.	10,513	793,785
Koninklijke Ahold N.V.	36,870	566,006
Koninklijke Philips Electronics N.V.	26,718	792,013
Unilever N.V.	30,635	1,257,058

Total Netherlands		4,000,929
Norway – 1.7%
DNB ASA	49,569	727,919
Statoil ASA	77,333	1,872,168
Telenor ASA	49,028	1,073,446

Total Norway		3,673,533
Singapore – 2.2%
DBS Group Holdings Ltd.	45,000	$580,364
Jardine Cycle & Carriage Ltd.	8,000	329,712
Oversea-Chinese Banking Corp., Ltd.	72,000	618,088
Singapore Airlines Ltd.	75,000	657,142
Singapore Telecommunications Ltd.	656,500	1,899,754
United Overseas Bank Ltd.	28,000	459,971

Total Singapore		4,545,031
Spain – 2.4%
Banco Bilbao Vizcaya Argentaria S.A.	118,441	1,028,585
Banco Santander S.A.	90,409	608,565
CaixaBank	146,671	497,218
Gas Natural SDG S.A.	35,176	623,790
Iberdrola S.A.	102,325	477,360
Inditex S.A.	5,174	686,982
Repsol YPF S.A.	52,473	1,067,982

Total Spain		4,990,482
Sweden – 3.2%
Atlas Copco AB Class A(a)	20,500	583,282
Hennes & Mauritz AB Class B	35,557	1,274,190
Nordea Bank AB	79,296	900,038
Sandvik AB	30,124	464,230
Svenska Handelsbanken AB Class A(a)	15,261	653,674
Swedbank AB Class A	28,620	652,335
Telefonaktiebolaget LM Ericsson Class B	59,447	742,402
TeliaSonera AB(a)	140,610	1,006,242
Volvo AB Class B	30,189	439,927

Total Sweden		6,716,320
Switzerland – 6.4%
Nestle S.A.	48,164	3,491,693
Novartis AG	59,176	4,215,028
Roche Holding AG – Genusschein	15,045	3,511,215
SGS S.A.	293	720,317
Swisscom AG	1,602	743,015
Syngenta AG	1,867	780,751

Total Switzerland		13,462,019
United Kingdom – 22.0%
Anglo American PLC	16,188	415,905
Antofagasta PLC	31,301	467,686
Associated British Foods PLC	19,043	549,690
AstraZeneca PLC	42,628	2,135,717
Aviva PLC	158,899	714,672
BAE Systems PLC	119,488	715,405
Barclays PLC	233,245	1,031,169
BG Group PLC	24,471	419,514
BHP Billiton PLC	46,755	1,359,557
BP PLC	449,018	3,135,652
British American Tobacco PLC	34,205	1,831,875
British Sky Broadcasting Group PLC	45,569	610,985
BT Group PLC	190,703	805,013
Centrica PLC	131,314	733,171
Compass Group PLC	58,089	741,365

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	73

Schedule of Investments (concluded)

WisdomTree International LargeCap Dividend Fund (DOL)

March 28, 2013

Investments	Shares	Value
Diageo PLC	29,423	$927,056
Fresnillo PLC	21,445	441,557
GlaxoSmithKline PLC	137,438	3,210,739
HSBC Holdings PLC	444,008	4,736,285
Imperial Tobacco Group PLC	23,505	820,540
Legal & General Group PLC	222,273	582,881
National Grid PLC	101,297	1,176,681
Old Mutual PLC	144,988	446,259
Pearson PLC	27,351	491,729
Prudential PLC	37,657	608,970
Reckitt Benckiser Group PLC	15,707	1,125,257
Rio Tinto PLC	25,831	1,210,033
Royal Dutch Shell PLC Class A	101,479	3,280,594
Royal Dutch Shell PLC Class B	59,596	1,977,285
SABMiller PLC	16,016	842,428
SSE PLC	15,079	339,787
Standard Chartered PLC	50,987	1,318,871
Tesco PLC	212,241	1,229,650
Unilever PLC	28,049	1,185,734
Vodafone Group PLC	1,390,916	3,941,062
Xstrata PLC	47,558	771,251

Total United Kingdom		46,332,025
TOTAL COMMON STOCKS (Cost: $192,713,331)		209,336,153
EXCHANGE-TRADED FUNDS – 0.0%
United States – 0.0%
WisdomTree International MidCap Dividend Fund(b)
(Cost: $675)	13	675
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 5.1%
United States – 5.1%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(c)
(Cost: $10,651,082)(d)	10,651,082	10,651,082
TOTAL INVESTMENTS IN SECURITIES – 104.5% (Cost: $203,365,088)		219,987,910
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (4.5)%		(9,446,980)

NET ASSETS – 100.0%		$210,540,930
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 28, 2013 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of March 28, 2013.

(d)

At March 28, 2013, the total market value of the Fund’s securities on loan was $12,505,669 and the total market value of the collateral held by the Fund was $13,150,896 (includes non-cash U.S. Treasury securities collateral having a value of $2,499,814).

See Notes to Financial Statements.

74	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree International Dividend ex-Financials Fund (DOO)

March 28, 2013

Investments	Shares	Value

COMMON STOCKS – 99.5%
Australia – 12.0%
Amcor Ltd.	385,964	$3,734,148
BHP Billiton Ltd.	92,163	3,147,728
Coca-Cola Amatil Ltd.	263,391	4,003,641
Orica Ltd.	130,416	3,324,348
Origin Energy Ltd.	255,826	3,541,926
Telstra Corp., Ltd.	1,893,797	8,904,441
Wesfarmers Ltd.	159,011	6,664,229
Woodside Petroleum Ltd.	90,582	3,382,706
Woolworths Ltd.	152,842	5,384,280

Total Australia		42,087,447
Austria – 1.3%
OMV AG	107,490	4,579,073
Belgium – 1.6%
Belgacom S.A.(a)	228,342	5,686,882
Finland – 1.4%
Fortum Oyj	236,015	4,764,208
France – 14.1%
Carrefour S.A.	275,438	7,553,044
Casino Guichard Perrachon S.A.	32,387	3,409,394
Cie Generale des Etablissements	46,301	3,879,444
EDF S.A.	232,440	4,465,202
France Telecom S.A.	686,241	6,952,680
GDF Suez	272,805	5,261,637
Sanofi	41,863	4,261,258
Total S.A.	91,005	4,365,285
Vinci S.A.	81,077	3,658,978
Vivendi S.A.	262,414	5,430,201

Total France		49,237,123
Germany – 11.7%
BASF SE	38,436	3,371,977
Bayer AG	29,856	3,085,064
Bayerische Motoren Werke AG	31,520	2,724,359
Daimler AG	82,871	4,516,767
Deutsche Post AG	189,597	4,376,218
Deutsche Telekom AG	525,999	5,569,637
E.ON AG	219,706	3,842,533
Metro AG	126,637	3,606,789
RWE AG	112,880	4,214,396
SAP AG	24,143	1,937,626
Siemens AG	32,860	3,545,688

Total Germany		40,791,054
Hong Kong – 0.8%
SJM Holdings Ltd.	1,201,000	2,998,381
Ireland – 1.0%
CRH PLC	160,958	3,559,134
Israel – 1.7%
Israel Chemicals Ltd.	452,360	5,850,153
Italy – 5.8%
Enel SpA	2,325,481	7,602,734

ENI SpA	202,121	$4,549,796
Snam SpA	1,090,549	4,979,727
Telecom Italia SpA	4,482,823	3,171,771

Total Italy		20,304,028
Japan – 10.8%
Astellas Pharma, Inc.	63,000	3,390,555
Canon, Inc.	57,400	2,106,254
Daiichi Sankyo Co., Ltd.	185,700	3,574,952
Eisai Co., Ltd.(a)	69,800	3,121,772
FUJIFILM Holdings Corp.	79,200	1,561,761
Fujitsu Ltd.	394,000	1,638,524
Hoya Corp.	50,800	954,189
ITOCHU Corp.(a)	267,700	3,271,509
JX Holdings, Inc.	512,400	2,872,100
Kyocera Corp.	13,500	1,233,408
Mitsui & Co., Ltd.	208,400	2,921,412
Murata Manufacturing Co., Ltd.	26,900	2,025,654
Sumitomo Corp.(a)	198,000	2,491,321
Takeda Pharmaceutical Co., Ltd.	79,600	4,351,670
Toshiba Corp.	443,000	2,242,799

Total Japan		37,757,880
Netherlands – 3.4%
Akzo Nobel N.V.	50,600	3,217,583
Koninklijke Ahold N.V.	232,830	3,574,268
Koninklijke Philips Electronics N.V.	177,383	5,258,241

Total Netherlands		12,050,092
Norway – 0.9%
Statoil ASA	123,860	2,998,548
Singapore – 4.9%
Jardine Cycle & Carriage Ltd.	65,000	2,678,905
Singapore Airlines Ltd.	970,000	8,499,033
Singapore Telecommunications Ltd.	2,050,000	5,932,210

Total Singapore		17,110,148
Spain – 3.7%
Abertis Infraestructuras, S.A.(a)	310,997	5,235,492
Repsol YPF S.A.	379,469	7,723,322

Total Spain		12,958,814
Sweden – 4.3%
Hennes & Mauritz AB Class B	85,828	3,075,657
Svenska Cellulosa AB Class B	162,949	4,210,309
Telefonaktiebolaget LM Ericsson Class B	269,814	3,369,563
TeliaSonera AB	624,504	4,469,113

Total Sweden		15,124,642
Switzerland – 2.1%
Novartis AG	49,717	3,541,276
Roche Holding AG-Genusschein	16,237	3,789,405

Total Switzerland		7,330,681
United Kingdom – 18.0%
AstraZeneca PLC	112,017	5,612,195
BAE Systems PLC	1,096,859	6,567,170

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	75

Schedule of Investments (concluded)

WisdomTree International Dividend ex-Financials Fund (DOO)

March 28, 2013

Investments	Shares	Value

BHP Billiton PLC	102,667	$2,985,385
BP PLC	510,408	3,564,360
British American Tobacco PLC	56,639	3,033,344
British Sky Broadcasting Group PLC	218,167	2,925,166
Centrica PLC	681,844	3,806,969
Fresnillo PLC	144,526	2,975,818
GlaxoSmithKline PLC	148,174	3,461,547
Imperial Tobacco Group PLC	73,749	2,574,517
Kingfisher PLC	494,472	2,160,893
National Grid PLC	375,281	4,359,320
Pearson PLC	133,657	2,402,946
Reed Elsevier PLC	403,239	4,782,052
Royal Dutch Shell PLC Class B	106,209	3,523,818
SSE PLC	180,646	4,070,642
Tesco PLC	695,786	4,031,140

Total United Kingdom		62,837,282
TOTAL COMMON STOCKS (Cost: $314,111,685)		348,025,570
EXCHANGE-TRADED FUND – 0.0%
United States – 0.0%
WisdomTree International LargeCap Dividend Fund(a)(b)
(Cost: $24,417)	589	27,106
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.4%
United States – 3.4%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(c)
(Cost: $11,941,002)(d)	11,941,002	11,941,002
TOTAL INVESTMENTS IN SECURITIES – 102.9% (Cost: $326,077,104)		359,993,678
Liabilities in Excess of Foreign Currency and Other Assets – (2.9)%		(10,312,182)

NET ASSETS – 100.0%		$349,681,496
(a)	Security, or portion thereof, was on loan at March 28, 2013 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of March 28, 2013.

(d)	At March 28, 2013, the total market value of the Fund’s securities on loan was $11,316,446 and the total market value of the collateral held by the Fund was $11,941,002.

See Notes to Financial Statements.

76	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree International MidCap Dividend Fund (DIM)

March 28, 2013

Investments	Shares	Value

COMMON STOCKS – 98.7%
Australia – 9.5%
Adelaide Brighton Ltd.	55,122	$203,435
AGL Energy Ltd.	27,718	458,313
ALS Ltd./Queensland	11,016	120,245
Ansell Ltd.	8,241	138,068
Atlas Iron Ltd.	30,020	34,740
Aurizon Holdings Ltd.	53,968	226,745
Bank of Queensland Ltd.	39,642	398,822
Bendigo and Adelaide Bank Ltd.(a)	54,509	583,627
Boral Ltd.	55,586	284,540
Caltex Australia Ltd.	15,762	350,837
Cochlear Ltd.	3,172	225,039
Computershare Ltd.	26,705	283,981
Crown Ltd.	49,681	637,077
Flight Centre Ltd.(a)	8,552	299,574
GrainCorp Ltd. Class A	9,414	114,634
Harvey Norman Holdings Ltd.(a)	87,589	249,292
Iluka Resources Ltd.(a)	38,092	371,315
Incitec Pivot Ltd.	83,792	269,934
Insurance Australia Group Ltd.	116,130	691,317
Leighton Holdings Ltd.	10,441	223,583
Lend Lease Group	18,054	191,986
Metcash Ltd.	86,218	372,130
Mineral Resources Ltd.	13,076	144,367
Monadelphous Group Ltd.(a)	5,754	136,174
New Hope Corp., Ltd.	38,365	158,790
OZ Minerals Ltd.	23,908	132,852
Platinum Asset Management Ltd.(a)	51,468	277,948
Ramsay Health Care Ltd.	11,184	376,614
REA Group Ltd.	5,440	157,156
Seek Ltd.(a)	15,690	165,212
Sonic Healthcare Ltd.	24,476	355,458
Sydney Airport(a)	135,344	462,817
TABCORP Holdings Ltd.	111,097	374,112
Tatts Group Ltd.	167,611	553,935
Toll Holdings Ltd.	48,906	302,353
Treasury Wine Estates Ltd.	19,558	116,020
UGL Ltd.(a)	17,124	182,811
Wesfarmers Ltd. PPS	10,143	431,443
WorleyParsons Ltd.	11,932	307,136

Total Australia		11,364,432
Austria – 1.6%
Andritz AG(a)	3,930	264,134
Lenzing AG	1,098	92,069
Oesterreichische Post AG	3,450	148,831
Raiffeisen Bank International AG(a)	11,138	379,225
Strabag SE	4,578	102,787
Telekom Austria AG	16,556	108,828
Verbund AG	11,138	241,852
Vienna Insurance Group AG Wiener Versicherung Gruppe	6,308	306,022
Voestalpine AG	7,974	245,285

Total Austria		1,889,033

Belgium – 1.7%
Ageas	16,529	$560,018
Colruyt S.A.	4,313	208,933
Delhaize Group S.A.	8,692	474,973
D’ieteren S.A./N.V.	2,092	95,768
Elia System Operator S.A/N.V.	2,327	99,803
Mobistar S.A.	8,433	189,721
Telenet Group Holding N.V.	2,864	141,884
Umicore S.A.	4,290	201,869

Total Belgium		1,972,969
Denmark – 1.2%
Chr Hansen Holding A/S	2,826	105,047
Coloplast A/S Class B	3,415	184,059
FLSmidth & Co. A/S	2,137	129,608
H. Lundbeck A/S(a)	5,708	105,301
TDC A/S	103,548	797,099
Tryg A/S	1,778	143,759

Total Denmark		1,464,873
Finland – 2.7%
Cargotec Oyj Class B(a)	4,182	128,399
Elisa Oyj(a)	13,726	255,394
Kesko Oyj Class B	5,303	165,949
Metso Oyj(a)	9,643	410,978
Neste Oil Oyj(a)	15,325	216,467
Nokian Renkaat Oyj	5,320	237,050
Orion Oyj Class B	9,458	248,851
Pohjola Bank PLC Class A(a)	19,571	284,987
Stora Enso Oyj Class R	47,003	303,895
UPM-Kymmene Oyj(a)	40,310	450,589
Wartsila Oyj Abp	7,429	334,362
YIT Oyj	7,214	150,532

Total Finland		3,187,453
France – 8.4%
Accor S.A.	6,618	230,300
Aeroports de Paris	2,359	200,441
Alstom S.A.	8,210	334,723
Arkema S.A.	1,314	119,748
Bouygues S.A.	27,298	741,729
Cap Gemini S.A.	5,664	258,196
CNP Assurances	62,074	853,287
Edenred	7,261	238,038
Eiffage S.A.	5,173	219,274
Euler Hermes S.A.	4,350	401,454
Eutelsat Communications S.A.	10,988	388,087
Groupe Eurotunnel S.A.	7,688	61,346
Havas S.A.	13,076	82,930
Imerys S.A.	3,181	207,463
Ipsen S.A.	1,950	69,874
JC Decaux S.A.	6,692	183,722
Klepierre	11,545	454,310
Lagardere SCA	10,447	385,345
Legrand S.A.	8,879	387,880

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	77

Schedule of Investments (continued)

WisdomTree International MidCap Dividend Fund (DIM)

March 28, 2013

Investments	Shares	Value

Natixis	186,126	$707,931
Neopost S.A.	4,262	255,773
Remy Cointreau S.A.	1,350	156,295
Rexel S.A.	12,457	272,332
SCOR SE	13,351	384,026
SEB S.A.	1,607	111,308
Societe BIC S.A.	2,725	316,990
Suez Environnement Co.	40,123	512,591
Thales S.A.	4,926	208,709
Valeo S.A.	3,764	204,040
Vallourec S.A.	6,172	297,205
Veolia Environnement S.A.	41,840	528,563
Zodiac Aerospace	2,027	236,601

Total France		10,010,511
Germany – 3.7%
Aurubis AG	800	50,933
Axel Springer AG(a)	5,929	257,372
Bilfinger SE	2,438	253,675
Brenntag AG	994	155,465
Carl Zeiss Meditec AG	1,813	57,422
Celesio AG(a)	2,950	55,496
Fielmann AG	2,107	194,803
Fraport AG Frankfurt Airport Services Worldwide	3,316	186,184
Freenet AG(a)	13,700	333,459
GEA Group AG	6,656	219,742
Hannover Rueckversicherung AG	7,048	553,790
HeidelbergCement AG	3,431	246,986
Infineon Technologies AG	24,788	196,074
K+S AG	9,100	424,001
Lanxess AG	1,471	104,495
Rhoen Klinikum AG	3,927	83,481
Salzgitter AG	1,674	67,314
Software AG	2,614	101,236
Suedzucker AG	5,645	238,846
Symrise AG	6,030	239,340
United Internet AG Registered Shares	7,741	188,566
Wacker Chemie AG	2,666	191,129

Total Germany		4,399,809
Hong Kong – 4.4%
Bank of East Asia Ltd.(a)	88,400	348,469
Beijing Enterprises Holdings Ltd.	20,700	159,464
China Agri-Industries Holdings Ltd.	100,000	51,658
China Merchants Holdings International Co., Ltd.	122,200	400,635
China Resources Enterprise Ltd.	56,600	167,700
China Resources Power Holdings Co., Ltd.	116,800	349,829
Citic Pacific Ltd.(a)	170,500	221,399
Dah Chong Hong Holdings Ltd.	80,200	75,937
Fosun International Ltd.	315,400	214,529
Franshion Properties China Ltd.	182,100	59,585
Guangdong Investment Ltd.	232,208	204,010
Hang Lung Group Ltd.	28,000	157,266
HKT Trust and HKT Ltd.	62,000	62,059
Hopewell Holdings Ltd.	65,662	266,026

Hysan Development Co., Ltd.	40,000	$201,993
New World Development Co., Ltd.	288,482	488,319
PCCW Ltd.	485,000	224,923
Shanghai Industrial Holdings Ltd.	59,500	187,024
Shougang Fushan Resources Group Ltd.(a)	520,700	232,088
Sino Land Co., Ltd.	243,400	412,635
Sino-Ocean Land Holdings Ltd.	326,000	196,541
Techtronic Industries Co., Ltd.	24,000	58,434
Television Broadcasts Ltd.	27,224	206,214
Wheelock & Co., Ltd.	26,000	138,496
Yuexiu Property Co., Ltd.	453,100	130,747

Total Hong Kong		5,215,980
Ireland – 0.5%
DCC PLC	3,585	126,366
Dragon Oil PLC	20,697	203,580
Kerry Group PLC Class A	2,437	145,468
Paddy Power PLC	958	86,603

Total Ireland		562,017
Israel – 0.9%
Azrieli Group	2,100	58,535
Bank Hapoalim Bm*	28,866	130,897
Bank Leumi Le-Israel BM*	54,494	192,230
Bezeq The Israeli Telecommunication Corp., Ltd.	533,967	740,509

Total Israel		1,122,171
Italy – 3.8%
Atlantia SpA	53,132	840,554
Autogrill SpA	16,397	194,341
Banca Carige SpA(a)	323,442	215,765
Davide Campari-Milano SpA	10,988	85,646
De’Longhi SpA	7,842	123,658
Enel Green Power SpA	140,784	264,482
Lottomatica Group SpA	10,148	238,859
Mediaset SpA	60,567	123,894
Mediobanca SpA	61,501	313,524
Mediolanum SpA	55,504	305,475
Parmalat SpA	127,632	326,145
Pirelli & C SpA(a)	20,144	211,721
Prysmian SpA	5,152	106,182
Telecom Italia SpA RSP	524,968	323,573
Terna Rete Elettrica Nazionale SpA	155,799	646,198
Tod’s SpA	1,076	154,335

Total Italy		4,474,352
Japan – 20.5%
ABC-Mart, Inc.	1,678	63,982
Air Water, Inc.	7,000	97,384
Alfresa Holdings Corp.	1,000	54,350
All Nippon Airways Co., Ltd.(a)	60,000	123,803
Amada Co., Ltd.(a)	13,000	85,865
Aozora Bank Ltd.	113,000	318,496
Asahi Glass Co., Ltd.	67,000	463,912
Asahi Kasei Corp.	48,000	323,165
Asics Corp.	5,000	82,323

See Notes to Financial Statements.

78	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree International MidCap Dividend Fund (DIM)

March 28, 2013

Investments	Shares	Value

Bank of Kyoto Ltd. (The)	13,000	$127,069
Bank of Yokohama Ltd. (The)	36,000	208,296
Brother Industries Ltd.	8,100	83,309
Canon Marketing Japan, Inc.	5,200	77,043
Century Tokyo Leasing Corp.	2,000	51,840
Chiba Bank Ltd. (The)	29,000	208,509
Chugoku Bank Ltd. (The)	6,000	96,873
Chugoku Electric Power Co., Inc. (The)	13,900	181,401
Citizen Holdings Co., Ltd.	10,400	52,984
Coca-Cola West Co., Ltd.	5,200	90,593
Cosmo Oil Co., Ltd.(a)	44,000	92,661
Dai Nippon Printing Co., Ltd.(a)	46,000	437,886
Daihatsu Motor Co., Ltd.(a)	17,000	352,223
Daikin Industries Ltd.	6,700	262,598
Dainippon Sumitomo Pharma Co., Ltd.(a)	15,300	270,459
Daito Trust Construction Co., Ltd.	4,500	385,769
Daiwa House Industry Co., Ltd.	16,000	312,274
Daiwa Securities Group, Inc.	60,000	422,463
Dena Co., Ltd.(a)	3,800	103,467
DIC Corp.	44,000	94,065
Dowa Holdings Co., Ltd.	10,000	78,175
Electric Power Development Co., Ltd.	5,700	145,077
FamilyMart Co., Ltd.	3,700	169,023
Fuji Electric Co., Ltd.	32,000	93,597
Fuji Heavy Industries Ltd.	13,000	205,190
Fukuoka Financial Group, Inc.	44,000	219,953
Gunma Bank Ltd. (The)	14,000	83,386
Hachijuni Bank Ltd. (The)	11,000	65,635
Hamamatsu Photonics K.K.	2,200	86,928
Hankyu Hanshin Holdings, Inc.	26,000	156,796
Hikari Tsushin, Inc.	1,000	49,883
Hiroshima Bank Ltd. (The)	34,000	164,178
Hisamitsu Pharmaceutical Co., Inc.	2,900	156,690
Hitachi Capital Corp.	7,400	161,978
Hitachi Chemical Co., Ltd.(a)	7,200	109,815
Hitachi Construction Machinery Co., Ltd.(a)	5,600	119,719
Hitachi High-Technologies Corp.	3,100	64,690
Hokkaido Electric Power Co., Inc.	14,600	149,075
Hokuhoku Financial Group, Inc.	51,000	103,606
Hokuriku Electric Power Co.	7,000	86,290
Ibiden Co., Ltd.	5,000	77,962
Idemitsu Kosan Co., Ltd.	1,400	121,655
IHI Corp.(a)	49,000	148,532
Isetan Mitsukoshi Holdings Ltd.	8,500	122,501
Itochu Techno-Solutions Corp.	2,200	108,807
Iyo Bank Ltd. (The)	12,000	111,168
J Front Retailing Co., Ltd.	13,000	101,212
JGC Corp.	4,000	102,361
Joyo Bank Ltd. (The)	39,000	216,943
JSR Corp.	8,100	165,412
Kajima Corp.	42,000	113,912
Kaneka Corp.	19,000	109,530
Kansai Paint Co., Ltd.(a)	9,000	99,745
Kawasaki Heavy Industries Ltd.(a)	47,000	147,969

Keikyu Corp.(a)	13,000	$135,641
Keio Corp.	16,000	137,332
Kintetsu Corp.(a)	46,000	214,295
Koito Manufacturing Co., Ltd.	4,000	68,709
Konami Corp.(a)	5,200	103,701
Konica Minolta Holdings, Inc.	17,500	127,499
Kuraray Co., Ltd.(a)	14,000	196,703
Kurita Water Industries Ltd.	4,100	90,835
Kyowa Hakko Kirin Co., Ltd.	13,000	147,118
Kyushu Electric Power Co., Inc.*	25,100	255,752
Lawson, Inc.	4,500	345,565
LIXIL Group Corp.	8,700	173,223
Makita Corp.(a)	4,600	204,020
Marui Group Co., Ltd.	12,600	130,396
MEIJI Holdings Co., Ltd.	2,100	96,155
Miraca Holdings, Inc.	1,000	47,969
Mitsubishi Chemical Holdings Corp.(a)	57,000	270,389
Mitsubishi Gas Chemical Co., Inc.	16,000	105,509
Mitsubishi Tanabe Pharma Corp.	16,500	252,712
Mitsui Chemicals, Inc.(a)	50,000	108,488
Nabtesco Corp.(a)	2,000	40,885
Namco Bandai Holdings, Inc.	10,500	185,386
NGK Insulators Ltd.(a)	10,000	106,254
NGK Spark Plug Co., Ltd.(a)	5,000	76,420
Nippon Electric Glass Co., Ltd.	23,000	114,242
Nippon Express Co., Ltd.	33,000	157,945
Nippon Meat Packers, Inc.(a)	5,000	80,674
Nippon Shokubai Co., Ltd.	7,000	61,572
Nishi-Nippon City Bank Ltd. (The)	53,000	163,476
Nisshin Seifun Group, Inc.(a)	6,000	79,132
Nissin Foods Holdings Co., Ltd.	3,800	174,399
Nitori Holdings Co., Ltd.	500	38,556
Nitto Denko Corp.	5,600	335,333
NKSJ Holdings, Inc.	23,728	496,920
Nomura Real Estate Holdings, Inc.	6,000	134,014
Nomura Research Institute Ltd.	9,700	250,496
Obayashi Corp.	26,000	124,165
Odakyu Electric Railway Co., Ltd.(a)	13,000	161,774
OJI Paper Co., Ltd.(a)	56,000	209,658
Oracle Corp.	2,968	133,689
Osaka Gas Co., Ltd.	54,000	236,056
Park24 Co., Ltd.	3,000	58,711
Ricoh Co., Ltd.(a)	32,000	346,479
Rohm Co., Ltd.	3,000	103,861
Sankyo Co., Ltd.	5,000	233,993
Sanrio Co., Ltd.(a)	500	22,150
Sega Sammy Holdings, Inc.	9,500	190,465
Seiko Epson Corp.(a)	11,000	106,467
Sekisui Chemical Co., Ltd.	11,000	121,208
Sekisui House Ltd.	29,000	393,267
Shikoku Electric Power Co., Inc.*	6,800	96,771
Shimamura Co., Ltd.	1,100	128,462
Shimizu Corp.	27,000	88,449
Shinsei Bank Ltd.	67,000	153,212

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	79

Schedule of Investments (continued)

WisdomTree International MidCap Dividend Fund (DIM)

March 28, 2013

Investments	Shares	Value

Shionogi & Co., Ltd.(a)	11,400	$230,498
Shiseido Co., Ltd.(a)	17,100	239,531
Shizuoka Bank Ltd. (The)	10,000	112,636
Showa Denko K.K.(a)	31,000	46,490
Showa Shell Sekiyu K.K.	22,600	159,849
Sojitz Corp.	63,900	99,907
Sony Financial Holdings, Inc.	8,609	128,192
Square Enix Holdings Co., Ltd.(a)	4,200	44,984
Sumitomo Chemical Co., Ltd.	80,000	250,160
Sumitomo Heavy Industries Ltd.	26,000	102,595
Sumitomo Metal Mining Co., Ltd.	23,000	324,867
Sumitomo Rubber Industries Ltd.	6,200	103,531
Suzuken Co., Ltd.	2,200	79,675
T&D Holdings, Inc.	23,700	282,071
Taiheiyo Cement Corp.	9,000	21,538
Taisei Corp.	41,000	113,816
Takashimaya Co., Ltd.	10,000	98,915
TDK Corp.(a)	3,300	115,300
Teijin Ltd.	35,000	80,781
Terumo Corp.	3,200	136,992
Tobu Railway Co., Ltd.	25,000	143,321
Toho Co., Ltd.	4,300	89,823
Toho Gas Co., Ltd.(a)	11,000	69,964
Tokyo Electron Ltd.	4,000	169,751
Tokyu Corp.	23,000	170,017
Tokyu Land Corp.	21,000	197,001
TonenGeneral Sekiyu K.K.	33,104	327,801
Toppan Printing Co., Ltd.(a)	16,000	115,039
Toyo Seikan Kaisha Ltd.	5,200	71,568
Toyo Suisan Kaisha Ltd.	4,000	123,378
Toyoda Gosei Co., Ltd.	4,000	95,767
Toyota Boshoku Corp.(a)	6,800	95,758
Toyota Tsusho Corp.	9,000	229,547
Trend Micro, Inc.	6,900	193,085
Ube Industries Ltd.(a)	48,000	94,448
USS Co., Ltd.	1,360	156,222
West Japan Railway Co.	6,276	301,718
Yamada Denki Co., Ltd.(a)	2,970	135,833
Yamaguchi Financial Group, Inc.	7,000	69,762
Yamaha Motor Co., Ltd.	10,400	140,038
Yamato Holdings Co., Ltd.	9,700	175,595
Yaskawa Electric Corp.(a)	7,000	70,060

Total Japan		24,366,831
Netherlands – 3.0%
Aegon N.V.	66,730	401,962
Delta Lloyd N.V.	21,804	374,620
Fugro N.V.	3,228	178,984
Gemalto N.V.	772	67,460
Koninklijke Boskalis Westminster N.V.	5,227	208,005
Koninklijke Vopak N.V.	3,349	202,250
Randstad Holding N.V.(a)	9,905	406,245
Reed Elsevier N.V.	39,758	682,326
STMicroelectronics N.V.	80,301	616,624

Wolters Kluwer N.V.	19,464	$425,768

Total Netherlands		3,564,244
New Zealand – 1.0%
Auckland International Airport Ltd.	64,297	158,679
Fletcher Building Ltd.	62,048	445,608
Telecom Corp. of New Zealand Ltd.	211,207	414,160
Vector Ltd.	91,938	219,576

Total New Zealand		1,238,023
Norway – 2.1%
Aker ASA Class A	5,960	223,787
Aker Solutions ASA	15,584	290,171
Fred Olsen Energy ASA	4,704	201,629
Gjensidige Forsikring ASA	34,248	565,760
Kongsberg Gruppen AS	3,911	77,784
Norsk Hydro ASA(a)	86,146	372,795
Orkla ASA	58,255	466,439
Petroleum Geo-Services ASA	2,302	35,522
Schibsted ASA	2,682	119,558
TGS Nopec Geophysical Co. ASA	5,394	203,460

Total Norway		2,556,905
Portugal – 2.0%
EDP-Energias de Portugal S.A.	429,373	1,324,361
Portugal Telecom, SGPS, S.A.(a)	207,278	1,028,464

Total Portugal		2,352,825
Singapore – 4.5%
City Developments Ltd.	21,000	191,786
ComfortDelGro Corp., Ltd.	116,000	178,591
Cosco Corp. Singapore Ltd.(a)	102,000	74,819
First Resources Ltd.	37,000	54,579
Hutchison Port Holdings Trust Class U	647,434	550,319
Keppel Land Ltd.	117,000	371,578
M1 Ltd.	62,000	147,928
Olam International Ltd.	98,000	135,870
SATS Ltd.	77,000	188,683
SembCorp Industries Ltd.	77,000	322,126
SembCorp Marine Ltd.(a)	186,360	665,464
SIA Engineering Co., Ltd.	82,536	315,348
Singapore Exchange Ltd.	59,000	366,194
Singapore Press Holdings Ltd.(a)	136,148	491,652
Singapore Technologies Engineering Ltd.	167,000	580,179
StarHub Ltd.	126,594	443,885
Venture Corp., Ltd.	23,000	160,551
Yangzijiang Shipbuilding Holdings Ltd.(a)	230,000	179,832

Total Singapore		5,419,384
Spain – 5.2%
Acciona S.A.(a)	6,256	341,657
Acerinox S.A.	20,206	207,572
ACS Actividades de Construccion y Servicios, S.A.(a)	53,714	1,255,674
Amadeus IT Holding S.A. Class A	15,480	418,926
Banco Espanol de Credito S.A.*	25,407	105,705
Ebro Foods S.A.	10,419	207,375

See Notes to Financial Statements.

80	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree International MidCap Dividend Fund (DIM)

March 28, 2013

Investments	Shares	Value

Enagas S.A.	19,934	$464,974
Ferrovial S.A.	46,510	739,376
Mapfre S.A.	331,040	1,024,888
Obrascon Huarte Lain S.A.	9,972	328,321
Prosegur Cia de Seguridad S.A.	16,798	92,752
Red Electrica Corp. S.A.	9,530	480,320
Tecnicas Reunidas S.A.	3,386	158,940
Viscofan S.A.	1,568	82,361
Zardoya Otis S.A.	21,937	293,806

Total Spain		6,202,647
Sweden – 5.1%
Alfa Laval AB	12,390	286,026
Atlas Copco AB Class B	19,410	491,370
Boliden AB	13,729	221,497
Castellum AB(a)	11,072	158,025
Electrolux AB Series B(a)	15,709	400,577
Elekta AB Class B(a)	5,791	88,130
Getinge AB Class B	6,376	195,143
Hexagon AB Class B	5,043	137,670
Husqvarna AB Class B	26,540	156,987
Investment AB Latour Class B(a)	9,837	223,912
Lundbergforetagen AB Class B	3,400	135,644
Meda AB Class A	10,391	123,455
Modern Times Group AB Class B	2,777	110,747
Ratos AB Class B	28,217	298,791
Scania AB Class B	13,896	291,299
Securitas AB Class B	16,652	157,121
Skanska AB Class B	22,389	405,633
SKF AB Class B	15,794	385,984
SSAB AB Class A	7,300	55,755
Swedish Match AB	9,869	307,059
Tele2 AB Class B	54,418	949,093
Trelleborg AB Class B	7,858	108,044
Volvo AB Class A	29,283	426,725

Total Sweden		6,114,687
Switzerland – 1.5%
Baloise Holding AG	3,601	338,063
Panalpina Welttransport Holding AG	680	60,105
Partners Group Holding AG	1,647	407,510
Schindler Holding AG	1,673	239,215
Schindler Holding AG Participating Shares	1,682	247,073
Straumann Holding AG	366	49,434
Sulzer AG	1,375	235,519
Swatch Group AG (The)	2,304	234,427

Total Switzerland		1,811,346
United Kingdom – 15.4%
Aberdeen Asset Management PLC	73,171	476,869
Admiral Group PLC	22,089	446,767
African Barrick Gold PLC	11,315	33,177
AMEC PLC	12,191	195,481
Amlin PLC	34,520	221,986
Ashmore Group PLC	43,272	229,972

Ashtead Group PLC	6,000	$53,434
Babcock International Group PLC	7,197	118,900
Balfour Beatty PLC	37,768	134,655
British Land Co. PLC	47,916	395,440
Bunzl PLC	9,606	188,892
Capita PLC	25,090	342,500
Carillion PLC	29,529	122,095
Carnival PLC	8,513	297,828
Cobham PLC	49,508	182,676
Croda International PLC	3,122	130,035
Daily Mail & General Trust PLC Class A	27,571	297,034
Drax Group PLC	36,039	334,634
DS Smith PLC	15,600	51,829
easyjet PLC	11,190	183,508
Evraz PLC	80,160	270,216
Ferrexpo PLC	32,356	85,046
G4S PLC	58,715	259,800
GKN PLC	60,438	242,737
Halma PLC	11,664	91,744
Hammerson PLC	20,630	154,091
Hargreaves Lansdown PLC	24,776	326,552
Hikma Pharmaceuticals PLC	2,566	40,288
ICAP PLC	52,236	230,339
IG Group Holdings PLC	27,646	224,168
IMI PLC	13,305	261,629
Inchcape PLC	21,766	166,079
Inmarsat PLC	32,473	346,393
InterContinental Hotels Group PLC	7,287	222,074
Intertek Group PLC	1,922	99,023
Invensys PLC	11,038	58,796
Investec PLC	45,759	318,926
ITV PLC	112,650	221,343
J. Sainsbury PLC	113,266	650,978
Jardine Lloyd Thompson Group PLC	10,856	140,281
John Wood Group PLC	4,300	56,577
Johnson Matthey PLC	6,083	212,445
Kazakhmys PLC	24,370	145,206
Ladbrokes PLC	52,194	178,956
London Stock Exchange Group PLC	12,333	244,575
Man Group PLC	335,699	454,435
Marks & Spencer Group PLC	98,903	585,699
Meggitt PLC	22,863	170,457
Melrose Industries PLC	14,156	57,070
Michael Page International PLC	12,147	77,799
Millennium & Copthorne Hotels PLC	15,465	133,617
Mondi PLC	16,880	229,145
Next PLC	6,404	424,557
Pennon Group PLC	15,065	142,514
Persimmon PLC	3,600	58,436
PZ Cussons PLC	10,793	66,112
Rexam PLC	36,252	290,372
Rightmove PLC	3,536	95,626
Rotork PLC	1,865	82,239
RSA Insurance Group PLC	347,489	614,179

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	81

Schedule of Investments (concluded)

WisdomTree International MidCap Dividend Fund (DIM)

March 28, 2013

Investments	Shares	Value

Sage Group PLC (The)	62,561	$325,551
Segro PLC	56,851	219,526
Serco Group PLC	7,149	68,063
Severn Trent PLC	12,595	327,418
Smith & Nephew PLC	24,759	285,724
Smiths Group PLC	11,160	213,010
Spectris PLC	2,783	103,787
Stagecoach Group PLC	29,139	137,429
Standard Life PLC	165,754	919,421
TalkTalk Telecom Group PLC	45,708	189,060
Tate & Lyle PLC	25,579	330,144
Travis Perkins PLC	5,858	129,335
TUI Travel PLC	100,799	498,358
United Utilities Group PLC	42,582	458,107
Vedanta Resources PLC	12,994	198,294
Vesuvius PLC	10,150	54,344
Weir Group PLC (The)	5,866	201,571
Whitbread PLC	5,821	226,983
William Hill PLC	41,807	234,819

Total United Kingdom		18,289,175
TOTAL COMMON STOCKS (Cost: $102,304,284)		117,579,667
EXCHANGE-TRADED FUNDS – 0.3%
United States – 0.3%
WisdomTree Australia Dividend Fund(b)	2,896	187,198
WisdomTree Japan Hedged Equity Fund(b)	4,484	193,619

TOTAL EXCHANGE-TRADED FUNDS (Cost: $319,960)		380,817
RIGHTS – 0.0%
United Kingdom – 0.0%
William Hill PLC, expiring 5/04/13*
(Cost: $0)	9,290	17,492
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 13.5%
United States – 13.5%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(c)
(Cost: $16,024,791)(d)	16,024,791	16,024,791
TOTAL INVESTMENTS IN SECURITIES – 112.5% (Cost: $118,649,035)		134,002,767
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (12.5)%		(14,933,543)

NET ASSETS – 100.0%		$119,069,224

PPS – Price Protected Shares

RSP – Risparmio Italian Savings Shares

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 28, 2013 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of March 28, 2013.

(d)	At March 28, 2013, the total market value of the Fund’s securities on loan was $14,765,069 and the total market value of the collateral held by the Fund was $16,024,791.

See Notes to Financial Statements.

82	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree International SmallCap Dividend Fund (DLS)

March 28, 2013

Investments	Shares	Value

COMMON STOCKS – 99.1%
Australia – 14.5%
Aditya Birla Minerals Ltd.	367,882	$166,838
ARB Corp., Ltd.	43,689	574,360
Aristocrat Leisure Ltd.	251,839	960,950
Arrium Ltd.	1,512,185	1,371,579
ASG Group Ltd.	562,362	246,242
Ausdrill Ltd.	235,288	711,368
Ausenco Ltd.	111,240	447,657
Austbrokers Holdings Ltd.	22,644	231,353
Australian Pharmaceutical Industries Ltd.	1,216,535	558,051
Automotive Holdings Group Ltd.	388,253	1,683,856
Beach Energy Ltd.	590,621	868,210
Boart Longyear Ltd.	223,386	298,100
Bradken Ltd.(a)	223,020	1,513,636
Breville Group Ltd.(a)	122,693	754,690
Brickworks Ltd.(a)	99,587	1,352,832
BT Investment Management Ltd.	526,502	1,729,049
Cabcharge Australia Ltd.(a)	144,694	689,388
Cardno Ltd.(a)	98,616	706,319
carsales.com Ltd.(a)	175,298	1,717,914
Cash Converters International Ltd.	363,733	553,646
CSG Ltd.	563,832	432,050
CSR Ltd.	639,469	1,373,357
Data#3 Ltd.	400,097	517,230
David Jones Ltd.(a)	1,107,853	3,453,425
Decmil Group Ltd.(a)	85,761	210,114
DuluxGroup Ltd.	293,167	1,360,103
DWS Ltd.(a)	353,512	554,673
Emeco Holdings Ltd.	739,520	481,866
Envestra Ltd.	1,717,977	1,889,585
ERM Power Ltd.	76,662	216,594
Fairfax Media Ltd.(a)	2,785,226	1,829,354
Fleetwood Corp., Ltd.(a)	72,541	703,337
Grange Resources Ltd.	1,775,623	398,003
GUD Holdings Ltd.(a)	117,429	879,015
GWA Group Ltd.	549,258	1,443,024
iiNET Ltd.	140,486	761,611
Imdex Ltd.(a)	197,063	251,674
Independence Group NL	110,384	456,871
Invocare Ltd.	88,951	1,018,239
IOOF Holdings Ltd.	356,112	3,081,495
Iress Ltd.	157,434	1,276,953
JB Hi-Fi Ltd.(a)	179,570	2,763,229
Kingsgate Consolidated Ltd.(a)	77,125	312,782
M2 Telecommunications Group Ltd.(a)	134,290	687,420
Magellan Financial Group Ltd.	104,192	741,911
McMillan Shakespeare Ltd.	54,481	834,947
Mermaid Marine Australia Ltd.	154,933	607,335
Mount Gibson Iron Ltd.	1,580,558	856,861
Myer Holdings Ltd.(a)	1,309,828	4,028,404
MyState Ltd.(a)	165,050	774,328
Navitas Ltd.(a)	387,437	2,152,906
NIB Holdings Ltd.(a)	476,821	1,128,439

NRW Holdings Ltd.(a)	226,167	$389,054
OrotonGroup Ltd.(a)	69,728	521,949
Pacific Brands Ltd.	1,812,273	1,624,871
Perpetual Ltd.(a)	55,164	2,316,551
Primary Health Care Ltd.	368,371	1,904,863
Qube Holdings Ltd.	323,526	571,710
Retail Food Group Ltd.(a)	137,189	513,465
RHG Ltd.(a)	2,525,703	1,040,102
SAI Global Ltd.(a)	108,066	379,678
Salmat Ltd.	324,520	696,956
Sedgman Ltd.	271,532	251,946
Seven West Media Ltd.(a)	2,759,799	5,783,227
Sigma Pharmaceuticals Ltd.	1,781,411	1,374,335
Skilled Group Ltd.	173,101	642,460
SMS Management & Technology Ltd.	103,415	547,702
STW Communications Group Ltd.	711,412	1,082,856
Super Retail Group Ltd.	141,249	1,818,650
TPG Telecom Ltd.	415,651	1,365,011
Transfield Services Ltd.	582,900	1,106,018
Webjet Ltd.(a)	106,917	528,350
Western Areas Ltd.	139,575	496,202
WHK Group Ltd.	482,034	510,082
Wotif.com Holdings Ltd.(a)	244,293	1,260,703

Total Australia		81,339,914
Austria – 0.5%
RHI AG	29,981	972,282
Schoeller-Bleckmann Oilfield Equipment AG	8,710	873,734
Wienerberger AG	46,512	554,735
Zumtobel AG	37,173	429,604

Total Austria		2,830,355
Belgium – 1.6%
Arseus N.V.	21,579	565,553
Barco N.V.	6,612	579,474
N.V. Bekaert S.A.(a)	48,664	1,348,521
Cofinimmo	25,117	2,881,781
EVS Broadcast Equipment S.A.	13,176	846,980
Exmar N.V.	117,749	1,165,763
Melexis N.V.	36,269	679,500
Tessenderlo Chemie N.V.	27,691	737,828

Total Belgium		8,805,400
Denmark – 0.9%
D/S Norden	15,642	503,842
Pandora A/S(a)	164,971	4,546,613

Total Denmark		5,050,455
Finland – 2.8%
Alma Media Oyj	101,093	480,310
Amer Sports Oyj(a)	96,305	1,591,571
Citycon Oyj(a)	170,805	489,107
Huhtamaki Oyj	72,421	1,425,625
Kemira Oyj(a)	134,614	1,870,321
Konecranes Oyj(a)	43,023	1,422,579
Lassila & Tikanoja Oyj*	42,934	691,349

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	83

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 28, 2013

Investments	Shares	Value

Ramirent Oyj(a)	102,873	$974,892
Rautaruukki Oyj(a)	201,227	1,279,574
Sanoma Oyj(a)	228,207	2,096,704
Stockmann Oyj Abp Class B(a)	19,629	308,012
Tieto Oyj(a)	57,324	1,214,560
Tikkurila Oyj	38,166	803,747
Uponor Oyj(a)	62,208	846,741

Total Finland		15,495,092
France – 4.1%
Alten Ltd.	24,913	988,515
April	30,810	483,857
Beneteau S.A.*	30,948	314,743
Bourbon S.A.	56,834	1,575,284
Derichebourg S.A.*	176,308	697,755
Etablissements Maurel et Prom	69,096	1,209,337
Faiveley Transport	8,312	526,947
GL Events S.A.	19,982	434,405
IPSOS	12,372	433,712
Mersen	14,576	339,527
Metropole Television S.A.	176,946	2,754,997
Nexans S.A.(a)	22,408	1,031,264
Nexity S.A.	81,658	2,815,410
Plastic Omnium S.A.	29,777	1,380,342
Rallye S.A.	52,811	1,939,496
Rubis	15,285	932,697
Saft Groupe S.A.	16,424	423,910
Sechilienne-Sidec	38,349	681,043
Societe Television Francaise 1	310,759	3,489,652
Teleperformance	6,573	280,601
Trigano S.A.*	4,500	54,144

Total France		22,787,638
Germany – 3.3%
Bechtle AG	14,599	679,282
Bertrandt AG	5,189	606,350
Comdirect Bank AG	142,909	1,502,391
CompuGroup Medical AG	10,756	237,355
CTS Eventim AG	11,828	401,731
Delticom AG(a)	9,101	418,789
Drillisch AG	80,500	1,473,539
Duerr AG	7,438	811,941
ElringKlinger AG	25,335	769,072
Gerresheimer AG*	8,380	482,351
Gildemeister AG	23,098	486,129
H&R AG	29,394	372,353
Indus Holding AG	20,423	632,289
Leoni AG	24,480	949,644
MLP AG	165,333	1,104,618
NORMA Group	17,329	547,069
Pfeiffer Vacuum Technology AG	5,582	616,793
Rheinmetall AG	29,419	1,363,180
Sixt AG	25,822	507,317
SMA Solar Technology AG	28,565	684,821
Solarworld AG(a)	472,770	517,235

Takkt AG	77,979	$1,276,693
Vossloh AG(a)	7,109	712,036
Wincor Nixdorf AG	31,060	1,545,510

Total Germany		18,698,488
Hong Kong – 3.0%
China Everbright International Ltd.	782,000	561,115
China Power International Development Ltd.(a)	2,405,000	774,542
China South City Holdings Ltd.(a)	7,330,000	1,227,545
China Travel International Investment Hong Kong	2,942,000	572,281
Citic Telecom International Holdings Ltd.	2,905,000	1,081,518
Dah Sing Banking Group Ltd.	941,600	1,293,045
Dah Sing Financial Holdings Ltd.	252,000	1,319,627
Emperor Watch & Jewellery Ltd.	6,012,573	611,896
Goldlion Holdings Ltd.	1,343,000	700,682
Guotai Junan International Holdings Ltd.	590,212	256,989
Hong Kong Television Network Ltd.(a)	2,659,155	866,671
Shenzhen Investment Ltd.(a)	7,474,000	2,994,356
Shun Tak Holdings Ltd.(a)	834,000	449,089
Singamas Container Holdings Ltd.	2,478,000	644,826
SinoMedia Holding Ltd.	409,000	233,936
Sinotruk Hong Kong Ltd.(a)	774,500	418,047
Vitasoy International Holdings Ltd.	757,364	853,695
Welling Holding Ltd.	7,376,000	1,615,325
YGM Trading Ltd.	176,000	507,868

Total Hong Kong		16,983,053
Ireland – 1.1%
C&C Group PLC	212,161	1,383,429
FBD Holdings PLC	16,095	253,178
Greencore Group PLC	538,888	865,325
IFG Group PLC	117,218	213,738
Irish Continental Group PLC	30,452	776,202
Smurfit Kappa Group PLC	109,729	1,817,648
United Drug PLC	195,888	806,972

Total Ireland		6,116,492
Israel – 2.5%
Avgol Industries 1953 Ltd.	127,605	117,063
Clal Industries Ltd.	757,409	2,955,234
Delek Automotive Systems Ltd.	160,611	1,531,754
Elbit Systems Ltd.	21,371	903,236
Gazit-Globe Ltd.	135,120	1,843,365
Harel Insurance Investments & Financial Services Ltd.	11,428	591,486
Matrix IT Ltd.	104,248	479,611
Migdal Insurance & Financial Holding Ltd.	985,670	1,606,689
Ormat Industries Ltd.*	206,648	1,236,732
Osem Investments Ltd.	38,243	731,344
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	6,672	270,607
Shikun & Binui Ltd.	591,602	1,243,353
Shufersal Ltd.	268,431	829,464

Total Israel		14,339,938

See Notes to Financial Statements.

84	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 28, 2013

Investments	Shares	Value

Italy – 5.4%
ACEA SpA	230,984	$1,222,018
Ansaldo STS SpA	57,754	578,463
Astaldi SpA(a)	66,017	455,228
ASTM SpA	130,020	1,521,827
Azimut Holding SpA	81,530	1,321,221
Banca Generali SpA	116,333	2,210,870
Banca Piccolo Credito Valtellinese Scarl	586,501	647,688
Banca Popolare di Sondrio SCRL	98,735	515,003
Brembo SpA	55,604	893,227
Cairo Communications SpA	168,121	614,838
Credito Emiliano SpA	169,125	867,390
Danieli & Co. SpA	23,713	599,862
DiaSorin SpA(a)	29,698	1,041,090
ERG SpA	237,622	2,166,425
Geox SpA(a)	386,529	1,078,054
Hera SpA(a)	1,444,483	2,546,722
I.M.A. Industria Macchine Automatiche SpA	36,991	866,877
Immobiliare Grande Distribuzione	302,491	323,755
Impregilo SpA	149,738	769,498
Indesit Co. SpA	144,519	1,135,730
Intesa Sanpaolo SpA RSP	846,616	1,069,201
Iren SpA	926,268	690,458
Italcementi SpA RSP	314,708	928,659
MARR SpA	74,156	814,638
Piaggio & C. SpA(a)	252,318	648,003
Recordati SpA	180,836	1,639,412
Societa Iniziative Autostradali e Servizi SpA	233,117	2,186,718
Sogefi SpA	168,336	478,579
Zignago Vetro SpA	88,025	545,723

Total Italy		30,377,177
Japan – 24.3%
77 Bank Ltd. (The)	131,000	706,414
Achilles Corp.	295,000	445,543
ADEKA Corp.	54,400	468,666
Aeon Delight Co., Ltd.	18,400	406,671
Ai Holdings Corp.	75,800	698,179
Aica Kogyo Co., Ltd.	36,600	671,117
Aichi Steel Corp.	136,000	548,224
Airport Facilities Co., Ltd.	89,100	619,777
Akebono Brake Industry Co., Ltd.(a)	82,000	368,921
Alps Electric Co., Ltd.(a)	101,700	666,318
Amano Corp.	60,100	572,746
ANRITSU Corp.	31,000	483,695
Aomori Bank Ltd. (The)	159,000	493,810
Arcs Co., Ltd.	20,300	454,710
Ariake Japan Co., Ltd.	14,000	286,939
Arnest One Corp.	52,900	1,047,085
Asahi Diamond Industrial Co., Ltd.	34,300	333,442
Asahi Holdings, Inc.(a)	23,500	504,393
Asahi Organic Chemicals Industry Co., Ltd.	173,000	384,567
Avex Group Holdings, Inc.	39,200	1,060,260
Awa Bank Ltd. (The)	50,000	312,699

Azbil Corp.	42,000	$873,325
Bank of the Ryukyus Ltd.	35,800	527,747
Calsonic Kansei Corp.(a)	61,000	268,602
Canon Electronics, Inc.	25,700	510,611
Capcom Co., Ltd.(a)	25,900	416,240
Casio Computer Co., Ltd.(a)	144,200	1,124,214
Chiyoda Co., Ltd.	25,100	652,461
Chugoku Marine Paints Ltd.	68,000	362,348
Chukyo Bank Ltd. (The)	165,000	363,274
COMSYS Holdings Corp.(a)	56,200	681,429
Daifuku Co., Ltd.	75,500	614,311
Daikyo, Inc.	608,000	2,127,547
Daishi Bank Ltd. (The)	191,000	786,184
Daiwabo Holdings Co., Ltd.	120,000	220,804
DCM Holdings Co., Ltd.(a)	67,300	561,907
Doutor Nichires Holdings Co., Ltd.	27,300	400,412
DTS Corp.	30,700	504,483
Ebara Corp.	131,000	521,102
EDION Corp.(a)	97,700	460,339
Ehime Bank Ltd. (The)	152,000	399,319
Eighteenth Bank Ltd. (The)	166,000	457,286
EIKEN CHEMICAL Co., Ltd.	29,600	420,294
Eizo Nanao Corp.	17,800	314,274
EXEDY Corp.	7,300	170,737
Ezaki Glico Co., Ltd.(a)	37,000	383,301
FCC Co., Ltd.	24,500	592,305
Fancl Corp.	38,700	426,433
Fujikura Ltd.	71,000	224,282
Fujitec Co., Ltd.	56,000	559,881
Fukui Bank Ltd. (The)	200,000	450,968
Fukuyama Transporting Co., Ltd.(a)	112,000	640,885
Furukawa-Sky Aluminum Corp.(a)	138,000	419,783
GMO Internet, Inc.	90,000	853,861
Gulliver International Co., Ltd.	4,850	283,716
Gunze Ltd.(a)	195,000	506,063
Hakuto Co., Ltd.	43,100	420,365
Hanwa Co., Ltd.	157,000	559,402
Heiwa Real Estate Co., Ltd.	31,200	617,562
Heiwado Co., Ltd.	28,700	443,229
Higashi-Nippon Bank Ltd. (The)	219,000	586,981
Hitachi Koki Co., Ltd.	74,000	609,190
Hitachi Kokusai Electric, Inc.	37,000	327,026
Hogy Medical Co., Ltd.	4,700	253,446
Hokkaido Gas Co., Ltd.(a)	84,676	226,955
Hokkoku Bank Ltd. (The)	198,000	836,056
Hokuetsu Bank Ltd. (The)	246,000	604,403
Hokuetsu Kishu Paper Co., Ltd.(a)	93,000	444,129
Hokuto Corp.(a)	22,000	417,209
HORIBA Ltd.	13,200	416,133
Hyakugo Bank Ltd. (The)	128,000	643,948
Hyakujushi Bank Ltd. (The)	44,000	184,386
Ichibanya Co., Ltd.	6,400	284,535
Ichiyoshi Securities Co., Ltd.	75,297	828,091
IDEC Corp.	47,100	421,806

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	85

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 28, 2013

Investments	Shares	Value

Inaba Denki Sangyo Co., Ltd.	20,400	$615,775
Inabata & Co., Ltd.	75,900	564,285
Ito En Ltd.	35,300	852,276
Itochu Enex Co., Ltd.	92,200	523,663
Iwatani Corp.	145,000	690,917
Izumi Co., Ltd.	15,600	379,298
Japan Aviation Electronics Industry Ltd.(a)	34,000	258,924
Japan Pulp & Paper Co., Ltd.(a)	154,000	491,385
Japan Wool Textile Co., Ltd. (The)	51,000	394,895
J-Oil Mills, Inc.(a)	136,000	433,950
Juroku Bank Ltd. (The)	140,000	588,173
JVCKENWOOD Corp.	82,000	220,655
Kaken Pharmaceutical Co., Ltd.(a)	45,000	817,007
Kandenko Co., Ltd.	124,000	571,070
Kanematsu Electronics Ltd.	40,968	509,812
Kasumi Co., Ltd.	58,400	363,991
Keihin Corp.(a)	31,900	438,701
Keiyo Bank Ltd. (The)	72,000	412,763
Kiyo Holdings, Inc.	399,800	642,095
KOA Corp.	37,900	361,183
KOKUYO Co., Ltd.	74,200	569,798
Kose Corp.	20,900	486,155
K’s Holdings Corp.(a)	25,000	800,362
Kurabo Industries Ltd.(a)	458,000	857,349
Kureha Corp.	120,000	426,292
Kuroda Electric Co., Ltd.	37,800	451,091
KYB Co., Ltd.(a)	113,000	560,072
Kyodo Printing Co., Ltd.	133,000	403,159
Kyokuyo Co., Ltd.(a)	122,000	280,281
KYORIN Holdings, Inc.	25,000	606,786
Kyoritsu Maintenance Co., Ltd.(a)	21,500	630,228
Kyowa Exeo Corp.	44,900	481,856
Lintec Corp.	36,500	694,905
Lion Corp.	119,000	663,221
Maeda Corp.(a)	116,000	468,836
Maeda Road Construction Co., Ltd.	32,000	437,013
Makino Milling Machine Co., Ltd.(a)	33,000	204,627
Marudai Food Co., Ltd.	69,000	234,844
Maruha Nichiro Holdings, Inc.	377,000	721,761
Matsumotokiyoshi Holdings Co., Ltd.(a)	16,400	469,743
Meitec Corp.	20,800	525,641
Michinoku Bank Ltd. (The)	172,000	429,909
Mie Bank Ltd. (The)	211,000	509,434
Mimasu Semiconductor Industry Co., Ltd.	47,200	456,337
Minebea Co., Ltd.(a)	125,000	428,100
Mitsui Engineering & Shipbuilding Co., Ltd.	337,000	609,338
Mitsui Matsushima Co., Ltd.(a)	116,000	227,016
Mitsui Mining & Smelting Co., Ltd.	90,000	207,722
MITSUI-SOKO Co., Ltd.(a)	15,000	92,693
Miura Co., Ltd.	19,300	498,204
Miyazaki Bank Ltd. (The)	171,000	505,616
Mochida Pharmaceutical Co., Ltd.	44,000	567,666
Modec, Inc.	4,700	141,520
Morinaga & Co., Ltd.	210,000	462,348

MOS FOOD SERVICES, Inc.	17,700	$375,951
Moshi Moshi Hotline, Inc.(a)	43,800	623,784
Musashino Bank Ltd. (The)	18,300	722,112
Nachi-Fujikoshi Corp.	55,000	235,748
Nagaileben Co., Ltd.	34,200	521,257
Nagase & Co., Ltd.	42,200	521,553
NEC Fielding Ltd.	44,400	567,632
NEC Mobiling Ltd.	13,000	860,030
NEC Networks & System Integration Corp.	25,800	505,463
NET One Systems Co., Ltd.	26,854	236,208
NICHIAS Corp.	65,000	390,608
Nichirei Corp.	185,000	1,105,829
Nifco, Inc.(a)	21,900	499,167
Nihon Kohden Corp.	16,800	592,342
Nippo Corp.	32,000	394,469
Nippon Beet Sugar Manufacturing Co., Ltd.	193,000	379,760
Nippon Carbon Co., Ltd.	40,000	93,597
Nippon Denko Co., Ltd.	70,000	230,802
Nippon Flour Mills Co., Ltd.	115,000	523,506
Nippon Kayaku Co., Ltd.	71,000	865,412
Nippon Konpo Unyu Soko Co., Ltd.	26,700	423,417
Nippon Synthetic Chemical Industry Co., Ltd. (The)	56,000	475,899
Nippon Thompson Co., Ltd.	69,000	350,798
Nippon Valqua Industries Ltd.(a)	166,000	429,036
Nipro Corp.(a)	149,300	1,333,886
Nishimatsu Construction Co., Ltd.	204,000	344,990
Nishi-Nippon Railroad Co., Ltd.	107,000	441,566
Nissan Chemical Industries Ltd.	78,800	946,237
Nisshinbo Holdings, Inc.	66,000	458,392
Nitto Boseki Co., Ltd.(a)	130,000	495,001
NOF Corp.	56,000	276,367
NORITAKE Co., Ltd.(a)	175,000	431,823
NS Solutions Corp.	24,800	477,167
Oenon Holdings, Inc.	90,000	235,482
Ogaki Kyoritsu Bank Ltd. (The)	177,000	657,020
Oita Bank Ltd. (The)	72,000	274,920
OKUMA Corp.(a)	44,000	324,782
OKUMURA Corp.	164,000	659,349
Onward Holdings Co., Ltd.	121,000	1,086,194
OSAKA Titanium Technologies Co.(a)	13,200	267,173
OSG Corp.	28,800	396,069
Paltac Corp.	31,683	407,074
PanaHome Corp.	67,000	478,164
Paramount Bed Holdings Co., Ltd.	5,600	209,062
Parco Co., Ltd.	37,100	391,046
Pigeon Corp.	13,000	911,189
Plenus Co., Ltd.	32,300	522,187
Point, Inc.(a)	15,280	754,899
Pola Orbis Holdings, Inc.	16,408	523,548
Press Kogyo Co., Ltd.	45,000	232,131
Relo Holdings, Inc.	16,820	731,693
Resorttrust, Inc.	35,000	993,193
RIKEN Corp.	116,000	486,109
Round One Corp.	77,600	572,797

See Notes to Financial Statements.

86	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 28, 2013

Investments	Shares	Value

Ryoden Trading Co., Ltd.	52,000	$339,034
Ryohin Keikaku Co., Ltd.(a)	13,100	1,031,057
Ryosan Co., Ltd.	22,600	437,962
SAIBUGAS Co., Ltd.	198,078	463,488
Sanden Corp.	56,000	230,504
San-In Godo Bank Ltd. (The)	46,000	395,809
Sankyo Seiko Co., Ltd.	113,400	402,846
Sankyu, Inc.	138,000	623,803
Sanwa Holdings Corp.	135,000	699,266
Sanyo Chemical Industries Ltd.	60,000	329,292
Sanyo Shokai Ltd.	133,000	421,549
Sanyo Special Steel Co., Ltd.(a)	126,000	447,607
Sapporo Holdings Ltd.	173,000	734,174
Sasebo Heavy Industries Co., Ltd.*	456,000	567,454
SBI Holdings, Inc.(a)	81,836	722,441
SCSK Corp.	35,100	677,958
Seino Holdings Corp.	117,000	1,012,955
Senko Co., Ltd.(a)	69,000	359,604
Senshu Ikeda Holdings, Inc.	100,780	572,394
Shinko Electric Industries Co., Ltd.(a)	78,900	653,724
Shinko Plantech Co., Ltd.	41,900	337,803
Shinmaywa Industries Ltd.	77,000	608,498
SHIP HEALTHCARE HOLDINGS, Inc.	5,876	207,491
Sinanen Co., Ltd.	126,000	540,077
Sotetsu Holdings, Inc.	195,000	727,983
Star Micronics Co., Ltd.	36,300	358,676
Start Today Co., Ltd.(a)	28,000	355,882
Sumitomo Bakelite Co., Ltd.	149,000	624,399
Sumitomo Osaka Cement Co., Ltd.	204,000	596,682
Sumitomo Warehouse Co., Ltd. (The)(a)	77,000	532,334
Taiyo Holdings Co., Ltd.	20,300	587,495
Taiyo Yuden Co., Ltd.	20,100	254,403
Takara Holdings, Inc.(a)	54,000	457,754
Takara Standard Co., Ltd.	59,000	463,114
Takasago Thermal Engineering Co., Ltd.	61,400	509,381
Tamron Co., Ltd.	15,400	331,030
TOAGOSEI Co., Ltd.	157,000	686,311
Tochigi Bank Ltd. (The)	136,000	549,670
Toda Corp.(a)	176,000	419,315
Toei Co., Ltd.(a)	125,000	900,074
Toho Bank Ltd. (The)	153,000	494,703
Toho Holdings Co., Ltd.	15,100	347,226
Toho Zinc Co., Ltd.	124,000	501,170
Tokai Carbon Co., Ltd.	118,000	405,382
Tokai Rika Co., Ltd.	32,100	596,455
Tokai Rubber Industries Ltd.	40,900	469,815
Tokai Tokyo Financial Holdings, Inc.(a)	215,701	1,587,589
Tokyo Tatemono Co., Ltd.	375,000	2,664,327
TOKYOTOKEIBA Co., Ltd.(a)	232,000	982,089
TOMONY Holdings, Inc.	96,736	418,757
TOMY Co., Ltd.(a)	60,600	306,803
Toppan Forms Co., Ltd.	74,800	723,974
Toshiba Plant Systems & Services Corp.	27,000	331,110
Toshiba TEC Corp.	143,000	845,650

TOSOH Corp.	387,000	$1,103,127
Toyo Ink SC Holdings Co., Ltd.	224,000	1,064,965
TOYO KANETSU K.K.(a)	114,000	429,228
Toyo Kohan Co., Ltd.	131,000	416,603
Toyo Securities Co., Ltd.	96,000	419,655
Toyo Tire & Rubber Co., Ltd.	155,000	692,406
Toyobo Co., Ltd.(a)	459,000	781,110
TS Tech Co., Ltd.	21,600	612,482
Tsugami Corp.(a)	39,000	223,995
Tsumura & Co.(a)	32,100	1,172,766
Tsuruha Holdings, Inc.	6,000	585,195
USHIO, Inc.	54,000	550,798
Valor Co., Ltd.	17,700	338,299
Wacoal Holdings Corp.	43,000	465,582
Xebio Co., Ltd.	16,100	341,967
Yodogawa Steel Works Ltd.(a)	153,000	574,442
Yuasa Trading Co., Ltd.	126,000	266,688
ZENRIN Co., Ltd.	43,000	598,670

Total Japan		136,708,708
Netherlands – 1.2%
Accell Group N.V.(a)	21,486	377,985
Arcadis N.V.	26,461	733,767
BinckBank N.V.	112,838	1,059,763
Brunel International N.V.	9,423	398,274
CSM	51,699	1,095,380
Koninklijke BAM Groep N.V.(a)	246,937	1,002,009
Koninklijke Ten Cate N.V.	19,653	462,078
Sligro Food Group N.V.(a)	28,667	909,975
TKH Group N.V.	28,826	747,712

Total Netherlands		6,786,943
New Zealand – 3.0%
Air New Zealand Ltd.	968,529	1,245,848
EBOS Group Ltd.(a)	30,453	238,098
Fisher & Paykel Healthcare Corp., Ltd.	1,033,065	2,268,157
Freightways Ltd.	157,973	599,688
Infratil Ltd.	510,767	1,031,535
Kathmandu Holdings Ltd.(a)	384,394	814,969
Nuplex Industries Ltd.(a)	335,339	932,967
NZX Ltd.	597,524	670,972
Port of Tauranga Ltd.(a)	79,867	922,945
Restaurant Brands New Zealand Ltd.	280,074	654,819
Ryman Healthcare Ltd.	249,533	1,053,908
Sky Network Television Ltd.	506,078	2,247,696
SKYCITY Entertainment Group Ltd.	675,968	2,498,095
TOWER Ltd.*	130,617	210,157
Warehouse Group Ltd. (The)	455,596	1,332,446

Total New Zealand		16,722,300
Norway – 1.8%
Atea ASA	124,991	1,387,598
Austevoll Seafood ASA	149,635	908,200
Cermaq ASA*	92,472	1,470,515
Copeinca ASA	97,030	1,006,484

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	87

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 28, 2013

Investments	Shares	Value

Kvaerner ASA	363,512	$754,135
SpareBank 1 SMN(a)	136,949	1,087,139
SpareBank 1 SR Bank ASA	142,826	1,224,398
Tomra Systems ASA	56,377	550,963
Veidekke ASA	120,762	962,783
Wilh. Wilhelmsen ASA Class B	78,206	687,194

Total Norway		10,039,409
Portugal – 2.1%
Altri, SGPS, S.A.	45,229	111,395
Mota-Engil, SGPS, S.A.	434,464	1,036,569
Portucel S.A.	1,363,466	4,699,216
REN-Redes Energeticas Nacionais S.A.(a)	364,253	1,052,408
Sonae	2,607,148	2,343,486
Sonaecom, SGPS, S.A.	364,861	788,515
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	451,193	1,908,466

Total Portugal		11,940,055
Singapore – 4.0%
Baker Technology Ltd.	1,629,000	577,753
Boustead Singapore Ltd.	873,000	1,037,945
Chip Eng Seng Corp., Ltd.	1,584,000	1,034,209
Cityspring Infrastructure Trust	2,916,649	1,093,214
Dyna-Mac Holdings Ltd.	1,038,938	389,413
Fragrance Group Ltd.	2,616,354	537,780
GMG Global Ltd.	4,910,000	494,720
GuocoLand Ltd.(a)	635,000	1,187,490
Guthrie GTS Ltd.	1,666,996	1,027,932
Hi-P International Ltd.	371,000	212,325
Ho Bee Investment Ltd.	652,000	1,014,316
Hong Leong Asia Ltd.	200,000	274,867
Hyflux Ltd.(a)	200,000	235,370
K-Green Trust(a)	868,000	773,126
Low Keng Huat (Singapore) Ltd.	1,590,983	936,174
Midas Holdings Ltd.	530,000	230,695
OSIM International Ltd.	253,000	406,847
Petra Foods Ltd.	226,000	757,827
QAF Ltd.	842,406	621,313
Raffles Medical Group Ltd.	203,000	536,708
Singapore Post Ltd.(a)	2,758,000	2,767,782
STX OSV Holdings Ltd.	1,517,106	1,491,915
Super Group Ltd.	232,000	729,325
Technics Oil & Gas Ltd.(a)	784,950	547,301
United Engineers Ltd.	382,000	979,171
UOB-Kay Hian Holdings Ltd.	562,000	772,376
Wing Tai Holdings Ltd.	730,000	1,120,950
Yongnam Holdings Ltd.	3,268,291	750,817

Total Singapore		22,539,661
Spain – 3.5%
Abengoa S.A.(a)	249,894	710,768
Almirall S.A.	126,062	1,578,292
Antena 3 de Television S.A.(a)	485,786	2,651,139
Bankinter S.A.(a)	589,512	2,855,374
Bolsas y Mercados Espanoles(a)	138,246	3,401,314

Caja de Ahorros del Mediterraneo*(a)	46,484	$79,985
Cie Automotive S.A.	51,308	336,011
Duro Felguera S.A.	202,639	1,386,912
Ence Energia y Celulosa S.A.	138,791	393,869
Grupo Catalana Occidente S.A.	110,384	2,391,221
Indra Sistemas S.A.(a)	230,229	2,749,423
Melia Hotels International S.A.	67,813	461,517
Papeles y Cartones de Europa S.A.(a)	214,707	743,025
Pescanova, S.A.†	7,082	53,746

Total Spain		19,792,596
Sweden – 4.9%
AarhusKarlshamn AB	15,190	768,611
AF AB Class B	21,769	644,499
Axfood AB	37,639	1,534,041
Axis Communications AB(a)	37,565	979,278
Bilia AB Class A	42,693	771,521
BillerudKorsnas AB	156,743	1,511,502
BioGaia AB Class B	7,485	253,260
Clas Ohlson AB Class B(a)	41,342	553,177
Fabege AB(a)	270,899	2,774,819
Hexpol AB	10,248	589,473
Hoganas AB Class B	26,420	1,308,404
Holmen AB Class B	35,931	1,070,967
Intrum Justitia AB	55,431	1,074,178
JM AB(a)	68,242	1,621,561
Kungsleden AB	192,533	1,243,677
Loomis AB Class B	55,676	1,036,111
Mekonomen AB(a)	19,569	660,627
NCC AB Class B	81,453	2,041,962
Nibe Industrier AB Class B	34,097	594,154
Nolato AB Class B	43,955	682,783
Peab AB(a)	269,834	1,514,756
SSAB AB Class B*	77,326	508,767
Svenska Cellulosa AB Class A	57,332	1,477,829
Svenska Handelsbanken AB	7,687	318,026
SWECO AB Class B	47,279	559,902
Wihlborgs Fastigheter AB	74,434	1,227,783

Total Sweden		27,321,668
Switzerland – 0.3%
Mobilezone Holding AG	60,249	617,156
Vontobel Holding AG	28,193	899,127

Total Switzerland		1,516,283
United Kingdom – 14.3%
A.G. BARR PLC	21,051	174,209
Anite PLC	167,911	320,490
Avocet Mining PLC	185,053	53,389
BBA Aviation PLC	335,936	1,313,513
Bellway PLC	39,519	778,299
Berendsen PLC	120,997	1,442,265
Bodycote PLC	81,346	662,067
Brewin Dolphin Holdings PLC	265,946	833,900
Britvic PLC	210,568	1,420,912

See Notes to Financial Statements.

88	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

March 28, 2013

Investments	Shares	Value

Cable & Wireless Communications PLC	7,345,103	$4,677,642
Carphone Warehouse Group PLC	385,661	1,179,999
Chemring Group PLC	149,028	588,585
Chesnara PLC	254,854	909,411
Cineworld Group PLC	172,284	729,877
Close Brothers Group PLC	138,228	2,208,068
Computacenter PLC	138,669	1,137,035
Consort Medical PLC	20,145	237,984
Cranswick PLC	28,761	430,607
CSR PLC	34,596	253,363
Dairy Crest Group PLC	141,208	918,993
Darty PLC	1,082,223	706,620
De La Rue PLC	55,597	823,952
Debenhams PLC	779,926	980,583
Development Securities PLC	180,412	412,290
Devro PLC	38,759	206,576
Diploma PLC	63,321	538,920
Domino Printing Sciences PLC	71,323	692,040
Domino’s Pizza Group PLC	71,917	657,945
Dunelm Group PLC	91,684	1,163,163
Electrocomponents PLC	422,368	1,609,776
Elementis PLC	177,135	701,207
Euromoney Institutional Investor PLC	65,101	955,411
F&C Asset Management PLC	453,036	718,181
Fenner PLC	79,165	467,610
Fidessa Group PLC	34,630	1,022,758
Filtrona PLC	96,678	1,068,710
Firstgroup PLC	801,491	2,447,436
Galliford Try PLC	42,706	595,295
Genus PLC	7,437	178,199
Go-Ahead Group PLC	46,088	1,029,440
Greene King PLC	175,065	1,866,110
Greggs PLC	68,770	497,893
Halfords Group PLC	305,043	1,494,723
Hays PLC	1,415,704	2,073,363
Headlam Group PLC	111,588	590,078
Hill & Smith Holdings PLC	78,018	528,360
Homeserve PLC	380,367	1,158,025
Howden Joinery Group PLC	144,607	524,134
Huntsworth PLC	257,655	205,399
Interserve PLC	161,926	1,227,662
ITE Group PLC	202,091	837,435
James Fisher & Sons PLC	7,814	122,805
JD Sports Fashion PLC	35,553	374,659
JD Wetherspoon PLC	79,455	648,486
John Menzies PLC	54,783	594,359
Jupiter Fund Management PLC	312,462	1,554,325
Kcom Group PLC	488,655	602,503
Keller Group PLC	75,196	930,579
Kier Group PLC(a)	34,714	617,779
Laird PLC	211,875	699,101
LSL Property Services PLC	114,718	586,597
Marshalls PLC	485,769	922,020
Marston’s PLC	578,092	1,242,093

Mecom Group PLC	394,543	$515,221
Micro Focus International PLC	101,199	1,053,378
Mitie Group PLC	164,433	701,111
Moneysupermarket.com Group PLC	631,189	1,897,690
Morgan Crucible Co. PLC	165,101	707,970
Morgan Sindall Group PLC	53,507	450,925
N. Brown Group PLC	296,961	1,839,756
National Express Group PLC	363,833	1,131,996
Novae Group PLC	107,374	741,842
Pace PLC	130,023	480,553
Petropavlovsk PLC	103,507	350,647
Premier Farnell PLC	419,619	1,421,528
Renishaw PLC	29,581	825,580
Restaurant Group PLC	131,134	931,685
RPC Group PLC	87,786	529,862
RPS Group PLC	127,871	519,005
Savills PLC	114,540	944,404
Senior PLC	139,508	505,017
Shanks Group PLC	370,153	441,216
SIG PLC	296,035	712,031
Smiths News PLC	298,329	838,046
Spirent Communications PLC	147,555	330,033
ST Modwen Properties PLC	121,697	475,837
Sthree PLC	187,981	989,763
Synergy Health PLC	31,855	492,409
Telecom Plus PLC	42,240	642,035
Tullett Prebon PLC	226,894	893,015
WH Smith PLC(a)	109,037	1,235,960
WS Atkins PLC	66,986	927,640

Total United Kingdom		80,671,363
TOTAL COMMON STOCKS (Cost: $460,923,568)		556,862,988
EXCHANGE-TRADED FUNDS – 0.1%
United States – 0.1%
WisdomTree Europe SmallCap Dividend Fund(b)	9,588	400,395
WisdomTree Japan SmallCap Dividend Fund(b)	6,687	327,930

TOTAL EXCHANGE-TRADED FUNDS (Cost: $728,264)		728,325
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 16.0%
United States – 16.0%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(c)
(Cost: $90,214,278)(d)	90,214,278	90,214,278
TOTAL INVESTMENTS IN SECURITIES – 115.2% (Cost: $551,866,110)		647,805,591
Liabilities in Excess of Foreign Currency and Other Assets – (15.2)%		(85,672,767)

NET ASSETS – 100.0%		$562,132,824

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	89

Schedule of Investments (concluded)

WisdomTree International SmallCap Dividend Fund (DLS)

March 28, 2013

RSP – Risparmio Italian Savings Shares

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $53,746, which represents 0.0% of net assets.

(a)	Security, or portion thereof, was on loan at March 28, 2013 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of March 28, 2013.

(d)	At March 28, 2013, the total market value of the Fund’s securities on loan was $84,913,406 and the total market value of the collateral held by the Fund was $90,214,278.

See Notes to Financial Statements.

90	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree Emerging Markets Equity Income Fund (DEM)

March 28, 2013

Investments	Shares	Value

COMMON STOCKS – 99.6%
Argentina – 0.2%
IRSA Inversiones y Representaciones S.A. ADR	315,192	$2,972,260
Telecom Argentina S.A. ADR(a)	427,331	6,200,573

Total Argentina		9,172,833
Brazil – 12.2%
AES Tiete S.A.	1,211,392	10,513,730
Autometal S.A.	588,148	6,014,636
Banco do Brasil S.A.	12,359,232	168,254,975
Banco Santander Brasil S.A.	8,064,000	58,429,856
BM&F Bovespa S.A.	4,346,900	29,405,468
Brasil Insurance Participacoes e Administracao S.A.	533,110	5,922,416
Brookfield Incorporacoes S.A.	1,730,900	2,154,665
Centrais Eletricas Brasileiras S.A.	4,997,700	17,325,327
Cia Energetica de Minas Gerais	1,818,431	21,130,180
Cia Siderurgica Nacional S.A.	5,367,900	24,305,764
CPFL Energia S.A.	3,187,480	33,355,235
EDP-Energias do Brasil S.A.	2,093,100	13,100,366
Eternit S.A.	800,100	3,535,543
Grendene S.A.	827,260	8,816,831
Light S.A.	818,239	8,116,041
MRV Engenharia e Participacoes S.A.	920,488	3,830,136
Natura Cosmeticos S.A.	1,023,500	25,065,306
Oi S.A.	4,682,911	16,141,162
PDG Realty S.A. Empreendimentos e Participacoes	3,005,525	4,635,695
Santos Brasil Participacoes S.A.	527,732	7,904,137
Tractebel Energia S.A.	1,998,900	34,439,351
Vale S.A.	9,031,300	156,318,283
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	382,100	7,390,532

Total Brazil		666,105,635
Chile – 1.7%
Administradora de Fondos de Pensiones Provida S.A.	1,487,297	10,400,202
Aguas Andinas S.A. Class A	18,110,806	14,591,916
Banco de Chile	152,127,837	23,966,382
Corpbanca	1,401,147,706	19,237,379
ENTEL Chile S.A.	649,817	13,742,373
Inversiones Aguas Metropolitanas S.A.	5,891,050	12,403,611

Total Chile		94,341,863
China – 16.2%
Bank of China Ltd. Class H	246,077,909	114,120,883
China CITIC Bank Corp., Ltd. Class H	51,600,000	30,976,020
China Construction Bank Corp. Class H	549,304,390	448,634,143
China Petroleum & Chemical Corp. Class H	47,142,000	55,506,545
China Suntien Green Energy Corp., Ltd. Class H	28,053,605	7,661,513
Chongqing Rural Commercial Bank Class H	27,780,979	14,852,024

Datang International Power Generation Co., Ltd. Class H	11,350,000	$5,015,104
Guangzhou R&F Properties Co., Ltd. Class H(a)	11,897,600	19,955,396
Industrial & Commercial Bank of China, Ltd. Class H	219,134,765	153,567,805
Sinopec Shanghai Petrochemical Co., Ltd. Class H	19,976,000	8,775,117
Yanzhou Coal Mining Co., Ltd. Class H(a)	8,020,000	10,806,773
Zhejiang Expressway Co., Ltd. Class H	21,588,724	17,048,157

Total China		886,919,480
Czech Republic – 2.0%
CEZ AS	2,048,801	60,098,762
Komercni Banka AS(a)	95,759	18,323,861
Telefonica Czech Republic AS(a)	1,947,951	29,419,815

Total Czech Republic		107,842,438
Hungary – 0.2%
Magyar Telekom Telecommunications PLC(a)	5,290,667	9,216,926
Indonesia – 2.1%
AKR Corporindo Tbk PT	7,722,781	3,973,646
Aneka Tambang Persero Tbk PT	69,216,000	9,758,263
Astra Agro Lestari Tbk PT	4,531,000	8,626,035
Bank Tabungan Negara Persero Tbk PT	47,868,405	8,374,200
Indo Tambangraya Megah Tbk PT	7,133,500	26,060,123
Japfa Comfeed Indonesia Tbk PT	11,636,804	11,316,470
Perusahaan Gas Negara Persero Tbk PT	59,861,500	36,653,041
Timah Persero Tbk PT	27,134,134	3,992,983
Vale Indonesia Tbk PT	20,361,000	4,976,319

Total Indonesia		113,731,080
Malaysia – 4.6%
Batu Kawan Bhd	518,000	3,014,487
Berjaya Sports Toto Bhd	8,157,591	10,932,990
Boustead Holdings Bhd	3,459,283	5,786,884
British American Tobacco Malaysia Bhd	786,050	15,860,618
Carlsberg Brewery Malaysia Bhd	1,563,124	6,895,616
CB Industrial Product Holding Bhd	4,274,048	3,464,512
Coastal Contracts Bhd	5,542,591	3,579,907
DiGi.Com Bhd	20,828,300	31,210,500
HAP Seng Consolidated Bhd	14,623,800	8,170,248
Hap Seng Plantations Holdings Bhd	4,112,439	3,625,693
Lafarge Malayan Cement Bhd	3,040,627	9,701,726
Malayan Banking Bhd	26,455,100	80,309,362
Malaysia Building Society	6,722,080	5,883,041
Maxis Bhd	24,976,700	52,671,678
Media Prima Bhd	9,131,600	7,195,577
TDM Bhd	2,079,985	2,565,975

Total Malaysia		250,868,814
Mexico – 2.9%
Grupo Mexico S.A.B. de C.V. Series B	22,435,500	90,711,848
Grupo Modelo S.A.B de CV Series C(a)	7,815,800	70,910,785

Total Mexico		161,622,633

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	91

Schedule of Investments (continued)

WisdomTree Emerging Markets Equity Income Fund (DEM)

March 28, 2013

Investments	Shares	Value

Philippines – 1.3%
Globe Telecom, Inc.	557,930	$16,405,685
Philippine Long Distance Telephone Co.	607,705	44,494,549
Semirara Mining Corp.	1,413,184	9,259,627

Total Philippines		70,159,861
Poland – 3.5%
Asseco Poland S.A.	196,647	2,539,370
Bank Handlowy w Warszawie S.A.	349,227	9,770,990
KGHM Polska Miedz S.A.	1,164,500	56,498,363
Powszechna Kasa Oszczednosci Bank Polski S.A.	3,034,419	32,233,909
Powszechny Zaklad Ubezpieczen S.A.	360,335	44,758,671
Synthos S.A.	7,370,334	14,276,347
Tauron Polska Energia S.A.	10,808,238	14,222,896
Telekomunikacja Polska S.A.	6,223,512	12,762,940
Warsaw Stock Exchange	393,231	4,739,398

Total Poland		191,802,884
Russia – 12.5%
Gazprom Neft JSC ADR(a)	3,124,804	65,933,364
Gazprom OAO ADR	39,046,728	333,849,524
Lukoil OAO ADR	2,069,462	133,273,353
Mechel ADR(a)	231,834	1,173,080
Mobile Telesystems OJSC ADR	3,591,788	74,493,683
Novolipetsk Steel OJSC Reg S GDR(a)	1,613,067	25,438,067
Phosagro OAO GDR GDR(a)	1,220,609	17,210,587
Tatneft ADR	892,982	35,344,228

Total Russia		686,715,886
South Africa – 7.3%
ABSA Group Ltd.(a)	1,835,556	31,011,252
African Bank Investments Ltd.(a)	3,413,980	11,271,461
Allied Technologies Ltd.(a)	995,044	4,012,952
Coronation Fund Managers Ltd.	2,782,024	14,555,330
Exxaro Resources Ltd.(a)	760,876	13,543,161
Investec Ltd.	535,676	3,752,000
Kumba Iron Ore Ltd.(a)	1,415,431	75,900,963
MMI Holdings Ltd.	4,469,547	11,317,035
MTN Group Ltd.(a)	5,918,747	104,176,192
Ppc Ltd.	636,075	2,222,063
Reunert Ltd.	188,064	1,573,273
Sasol Ltd.	1,543,489	68,529,973
Vodacom Group Ltd.(a)	4,754,126	56,949,294

Total South Africa		398,814,949
South Korea – 2.9%
Hite Jinro Co., Ltd.	130,702	3,817,917
Industrial Bank of Korea	1,677,970	19,228,939
KT Corp. ADR	1,957,556	30,753,205
KT Corp.	176,330	5,562,811
SK Telecom Co., Ltd. ADR	2,171,570	38,805,956
SK Telecom Co., Ltd.	132,450	21,487,709
S-Oil Corp.	353,805	29,701,049
Tong Yang Life Insurance	791,013	7,642,809

Total South Korea		157,000,395

Taiwan – 19.4%
AcBel Polytech, Inc.	8,900,383	$7,738,816
ALI Corp.	3,155,000	3,534,571
AmTRAN Technology Co., Ltd.	6,332,306	5,135,304
Apex Biotechnology Corp.	1,094,458	2,869,509
Asia Cement Corp.	11,957,538	14,475,809
Career Technology (MFG.) Co., Ltd.	2,069,092	2,632,855
Chicony Electronics Co., Ltd.	3,081,017	8,170,710
Chimei Materials Technology Corp.	3,212,561	3,792,439
China Steel Chemical Corp.	1,577,000	7,699,757
China Steel Corp.	52,435,105	45,504,255
China Synthetic Rubber Corp.	4,156,000	4,461,420
Chin-Poon Industrial Co., Ltd.	2,053,000	2,409,842
Chroma ATE, Inc.	1,892,000	4,555,606
Chunghwa Telecom Co., Ltd.	26,331,248	81,188,565
Cleanaway Co., Ltd.	730,787	5,474,334
Compal Electronics, Inc.	23,483,000	16,530,964
Cyberlink Corp.	1,729,433	5,558,014
Darfon Electronics Corp.	3,755,784	3,705,230
Delta Electronics, Inc.	7,400,000	30,933,868
Depo Auto Parts Industries Co., Ltd.	1,402,163	3,516,837
E-LIFE MALL Co., Ltd.	986,880	2,435,641
Elite Material Co., Ltd.	3,277,361	3,288,047
Epistar Corp.	4,119,000	7,328,177
EVA Airways Corp.*	13,822,000	8,158,458
Excelsior Medical Co., Ltd.	1,699,692	3,285,417
Far Eastern New Century Corp.	21,590,510	22,130,228
Farglory Land Development Co., Ltd.	3,780,000	6,927,314
Feng Hsin Iron & Steel Co.	2,075,922	3,616,940
Forhouse Corp.	6,919,000	3,459,211
Formosa Chemicals & Fibre Corp.	32,082,000	71,776,132
Formosa Petrochemical Corp.	23,395,000	61,416,520
Formosa Plastics Corp.	31,442,000	74,234,770
Gigabyte Technology Co., Ltd.	5,984,000	5,423,172
Global Mixed Mode Technology, Inc.	1,109,118	3,642,351
Grape King Industrial Co.	1,888,706	5,911,977
Great China Metal Industry	2,082,000	2,419,513
HTC Corp.	4,950,000	40,391,272
Huaku Development Co., Ltd.	1,850,573	4,629,140
ICP Electronics, Inc.	2,999,000	3,826,163
Inventec Corp.	13,198,967	4,965,751
ITEQ Corp.	4,159,100	4,756,834
Kee Tai Properties Co., Ltd.	5,883,000	4,328,267
King Yuan Electronics Co., Ltd.	10,119,000	6,835,676
Lite-On Technology Corp.	9,129,938	14,808,193
Macronix International	20,404,000	5,840,924
Makalot Industrial Co., Ltd.	1,814,000	6,794,348
MediaTek, Inc.	4,806,000	54,645,598
Mega Financial Holding Co., Ltd.	17,139,028	13,841,904
Micro-Star International Co., Ltd.	7,645,000	3,604,866
Namchow Chemical Industrial Co., Ltd.	3,691,922	3,469,376
Nan Ya Plastics Corp.	39,900,000	70,186,105
Nien Hsing Textile Co., Ltd.	5,802,858	4,133,463
Novatek Microelectronics Corp.	2,135,415	9,319,343

See Notes to Financial Statements.

92	WisdomTree International Dividend and Sector Funds

Schedule of Investments (concluded)

WisdomTree Emerging Markets Equity Income Fund (DEM)

March 28, 2013

Investments	Shares	Value

Opto Technology Corp.	6,145,000	$2,527,665
Phihong Technology Co., Ltd.	1,287,297	1,043,958
Pou Chen Corp.	10,297,000	10,984,844
Powertech Technology, Inc.	3,965,000	6,643,140
Quanta Computer, Inc.	9,956,990	21,910,206
Radium Life Tech Co., Ltd.	12,623,064	11,482,229
RichTek Technology Corp.	852,000	4,900,727
Sigurd Microelectronics Corp.	4,636,306	4,744,452
Siliconware Precision Industries Co.	7,893,000	8,974,567
Syncmold Enterprise Corp.	2,020,036	3,708,719
Taiflex Scientific Co., Ltd.	1,890,905	2,295,455
Tainan Spinning Co., Ltd.	13,174,000	6,586,449
Taiwan Cement Corp.	12,949,364	15,936,346
Taiwan Hon Chuan Enterprise Co., Ltd.	2,756,778	7,117,240
Taiwan Mobile Co., Ltd.	9,205,000	31,091,213
Taiwan Prosperity Chemical Corp.	3,689,460	4,207,360
Taiwan Secom Co., Ltd.	2,220,635	5,012,720
Taiwan Surface Mounting Technology Co., Ltd.	2,164,950	3,569,335
Test Research, Inc.	2,331,559	4,124,721
Ton Yi Industrial Corp.	16,180,767	9,929,507
Tripod Technology Corp.	1,961,000	4,354,499
TSRC Corp.	2,934,208	5,691,299
Tung Ho Steel Enterprise Corp.	8,866,000	8,450,163
TXC Corp.	2,554,000	3,847,762
U-Ming Marine Transport Corp.	3,303,000	5,097,682
Unimicron Technology Corp.	9,707,000	9,965,886
United Integrated Services Co., Ltd.	1,030,000	969,635
United Microelectronics Corp.	64,481,000	23,935,761
Wistron Corp.	8,452,658	9,243,438
Wistron NeWeb Corp.	2,270,015	3,848,834
WPG Holdings Co., Ltd.	6,126,000	6,944,951
WT Microelectronics Co., Ltd.	3,726,235	4,348,988
Yungtay Engineering Co., Ltd.	2,751,773	5,374,251
Zinwell Corp.	4,093,000	3,326,140

Total Taiwan		1,063,909,938
Thailand – 6.3%
Advanced Info Service PCL	8,807,690	70,978,823
Bangchak Petroleum PCL	9,298,171	11,430,226
BTS Group Holdings PCL NVDR	45,710,099	14,203,923
Electricity Generating PCL	1,188,900	6,312,923
Kiatnakin Bank PCL	4,939,578	11,216,730
Land and Houses PCL NVDR	35,509,320	15,520,550
Polyplex PCL NVDR	9,280,358	3,992,915
PTT Global Chemical PCL NVDR	10,325,337	24,504,385
PTT PCL NVDR	6,464,700	71,523,401
Ratchaburi Electricity Generating Holding PCL	3,332,796	6,799,882
Samart Corp. PCL	6,985,900	6,619,728
Shin Corp. PCL NVDR	17,133,702	46,512,867
Siam City Cement PCL NVDR	863,623	14,509,220
Supalai PCL	8,095,718	5,750,075
Thai Oil PCL NVDR	6,685,200	14,609,964
Thanachart Capital PCL	8,323,153	12,718,494

Tisco Financial Group PCL	3,367,899	$6,353,984
Vinythai PCL NVDR	6,930,255	4,283,340

Total Thailand		347,841,430
Turkey – 4.3%
Arcelik A.S.(a)	1,786,094	12,634,431
Bagfas Bandirma Gubre Fabrik(a)	41,763	1,304,012
Borusan Mannesmann Boru Sanayi VE Ticaret A.S.(a)	105,280	2,048,000
Cimsa Cimento Sanayi VE Tica(a)	602,658	3,713,532
Dogus Otomotiv Servis VE Ticaret A.S.	667,419	4,186,353
Eregli Demir VE Celik Fabrikalari TAS(a)	11,269,264	14,635,408
Ford Otomotiv Sanayi A.S.	2,043,584	29,363,462
Kardemir Karabuk Demir Celik Sanayi VE Ticaret A.S. Class D	7,588,575	6,793,861
Konya Cimento Sanayii A.S.	25,071	4,738,481
Otokar Otomotiv VE Savunma Sanayi A.S. *	133,322	4,199,698
Sinpas Gayrimenkul Yatirim Ortakligi A.S.	5,006,493	3,956,499
Tofas Turk Otomobil Fabrikasi A.S.	1,949,805	14,061,871
Tupras Turkiye Petrol Rafinerileri A.S.(a)	1,421,555	42,815,555
Turk Telekomunikasyon A.S.(a)	16,262,325	72,077,285
Turk Traktor ve Ziraat Makineleri A.S.	247,278	8,130,998
Ulker Biskuvi Sanayi A.S.(a)	1,806,571	13,627,905

Total Turkey		238,287,351
TOTAL COMMON STOCKS (Cost: $5,213,729,221)		5,454,354,396
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 6.4%
United States – 6.4%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(b)
(Cost: $348,330,706)(c)	348,330,706	348,330,706
TOTAL INVESTMENTS IN SECURITIES – 106.0% (Cost: $5,562,059,927)		5,802,685,102
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (6.0)%		(327,616,741)

NET ASSETS – 100.0%		$5,475,068,361

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depository Receipt

*	Non-income producing security.

(a)	Security or portion thereof, was on loan at March 28, 2013 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 28, 2013.

(c)	At March 28, 2013, the total market value of the Fund’s securities on loan was $320,203,950 and the total market value of the collateral held by the Fund was $348,330,706.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	93

Schedule of Investments

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 28, 2013

Investments	Shares	Value

COMMON STOCKS – 98.0%
Argentina – 1.1%
Cresud S.A.CIF y A ADR(a)	230,092	$2,160,564
IRSA Inversiones y Representaciones S.A. ADR(a)	819,660	7,729,394
Telecom Argentina S.A. ADR(a)	413,819	6,004,513

Total Argentina		15,894,471
Brazil – 7.6%
Abril Educacao S.A.	16,910	398,356
Aliansce Shopping Centers S.A.	269,500	3,207,776
Arezzo & Co.	48,583	980,406
Autometal S.A.	416,292	4,257,168
Brasil Insurance Participacoes e Administracao S.A.	364,845	4,053,130
Brookfield Incorporacoes S.A.	2,317,760	2,885,202
Cyrela Commercial Properties S.A. Empreendimentos E Participacoes	128,172	1,577,081
Diagnosticos da America S.A.	91,112	528,231
Direcional Engenharia S.A.*	396,861	2,853,912
Equatorial Energia S.A.*	302,823	3,048,730
Estacio Participacoes S.A.	29,596	644,365
Eternit S.A.	417,496	1,844,863
Even Construtora e Incorporadora S.A.	390,308	1,897,001
Grendene S.A.	1,336,409	14,243,276
Helbor Empreendimentos S.A.	635,187	4,252,746
Iochpe-Maxion S.A.	237,221	3,123,574
JHSF Participacoes S.A.*	1,755,076	6,702,252
Lojas Americanas S.A.	65,438	540,029
LPS Brasil Consultoria de Imoveis S.A.	120,367	2,142,471
Marisa Lojas S.A.	417,797	6,236,859
Mills Estruturas e Servicos de Engenharia S.A.	44,867	725,402
Minerva S.A.*	254,561	1,653,854
MRV Engenharia e Participacoes S.A.	1,629,081	6,778,580
PDG Realty S.A. Empreendimentos e Participacoes	4,471,933	6,897,469
Rossi Residencial S.A.	1,393,773	2,129,006
Santos Brasil Participacoes S.A.	399,982	5,990,754
Sao Martinho S.A.	135,873	1,917,121
SLC Agricola S.A.	245,130	2,266,086
Sonae Sierra Brasil S.A.	126,806	1,751,455
Sul America S.A.	509,335	5,100,044
T4F Entretenimento S.A.	61,730	267,879
Technos S.A.	155,694	2,050,078
Tegma Gestao Logistica	136,100	2,159,942
TPI – Triunfo Participacoes e Investimentos S.A.	184,489	1,110,768
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	271,150	5,244,551

Total Brazil		111,460,417
Chile – 4.5%
AFP Provida S.A.	2,395,890	16,753,708
Besalco S.A.	549,029	1,022,992
CFR Pharmaceuticals S.A.	12,547,488	3,231,626

Empresas Hites S.A.	1,275,254	$1,513,815
Empresas Iansa S.A.	6,031,149	452,320
Forus S.A.	486,302	3,421,381
Inversiones Aguas Metropolitanas S.A.	4,808,328	10,123,938
Molibdenos y Metales S.A.	91,216	1,624,196
Parque Arauco S.A.	2,694,626	6,958,333
Ripley Corp. S.A.	2,931,212	3,353,232
Salfacorp S.A.	1,073,246	2,367,170
Sigdo Koppers S.A.	2,536,292	6,973,123
Socovesa S.A.	582,075	286,306
Sonda S.A.	1,332,958	4,646,916
Vina Concha y Toro S.A.	1,698,234	3,422,567

Total Chile		66,151,623
China – 4.7%
BBMG Corp. Class H	1,674,193	1,365,209
Beijing Capital Land Ltd. Class H	18,274,793	6,732,998
China Datang Corp. Renewable Power Co., Ltd. Class H(a)	10,419,948	1,959,785
China National Materials Co., Ltd. Class H(a)	9,480,577	2,528,105
China Oilfield Services Ltd. Class H	2,250,060	4,713,078
China Railway Construction Corp., Ltd. Class H	1,133,598	1,074,798
China Railway Group Ltd. Class H(a)	6,445,273	3,279,657
China Suntien Green Energy Corp., Ltd. Class H	14,215,942	3,882,411
Chongqing Machinery & Electric Co., Ltd. Class H(a)	11,926,842	1,690,083
CSR Corp., Ltd. Class H(a)	5,336,379	3,787,811
Dalian Port PDA Co., Ltd. Class H	5,136,507	1,191,051
Datang International Power Generation Co., Ltd. Class H	13,085,019	5,781,739
Great Wall Motor Co., Ltd. Class H	1,345,050	4,557,054
Guangshen Railway Co., Ltd. Class H	1,386,665	678,805
Harbin Electric Co., Ltd. Class H(a)	2,360,071	1,918,423
Jiangsu Expressway Co., Ltd. Class H	5,149,933	5,154,809
Lianhua Supermarket Holdings Co., Ltd. Class H(a)	1,976,508	1,576,084
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	13,347,587	2,321,275
Shenzhen Expressway Co., Ltd. Class H	4,721,697	1,770,032
Sichuan Expressway Co., Ltd. Class H	3,858,041	1,247,471
Sinopec Shanghai Petrochemical Co., Ltd. Class H	10,592,682	4,653,185
Tong Ren Tang Technologies Co., Ltd. Class H	554,944	1,890,884
Travelsky Technology Ltd. Class H	2,045,788	1,346,702
Weichai Power Co., Ltd. Class H	194,769	648,590
Zoomlion Heavy Industry Science And Technology Co., Ltd. Class H(a)	2,339,569	2,824,005
ZTE Corp. Class H	258,480	446,192

Total China		69,020,236
Hong Kong – 0.0%
Avichina Industry & Technology Co., Ltd. Class H	1,517,271	744,695

See Notes to Financial Statements.

94	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 28, 2013

Investments	Shares	Value

Hungary – 1.0%
Magyar Telekom Telecommunications PLC(a)	8,264,818	$14,398,225
Indonesia – 5.1%
AKR Corporindo Tbk PT	13,328,237	6,857,853
Alam Sutera Realty Tbk PT	13,268,786	1,461,034
Aneka Tambang Persero Tbk PT	52,216,205	7,361,585
Bakrie Sumatera Plantations Tbk PT	43,191,500	440,027
Bank Bukopin Tbk PT	23,365,457	2,164,025
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	53,674,570	7,125,310
Bank Tabungan Negara Persero Tbk PT	35,125,657	6,144,957
Berau Coal Energy Tbk PT	25,929,290	640,394
Bhakti Investama Tbk PT	24,723,112	1,272,092
Ciputra Development Tbk PT	12,715,332	1,413,178
Global Mediacom Tbk PT	15,825,476	3,786,389
Harum Energy Tbk PT	8,509,046	4,203,079
Holcim Indonesia Tbk PT	12,063,555	4,469,133
Japfa Comfeed Indonesia Tbk PT	10,593,477	10,301,863
Krakatau Steel Persero Tbk PT	18,702,395	1,270,242
Lippo Karawaci Tbk PT	15,900,041	2,241,632
Medco Energi Internasional Tbk PT	10,801,838	1,800,769
Pembangunan Perumahan Persero Tbk PT	9,047,047	1,117,207
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	11,196,252	2,223,696
Ramayana Lestari Sentosa Tbk PT	19,886,828	2,844,630
Sampoerna Agro PT	6,247,033	1,350,015
Summarecon Agung Tbk PT	12,476,655	3,177,743
Timah Persero Tbk PT	2,958,611	435,381
Tower Bersama Infrastructure Tbk PT*	764,299	475,843
Wijaya Karya Persero Tbk PT	3,865,743	805,570

Total Indonesia		75,383,647
Malaysia – 8.2%
Aeon Co. M Bhd	623,413	2,637,400
Affin Holdings Bhd	4,954,895	5,456,545
Alliance Financial Group Bhd	6,063,947	8,616,621
Berjaya Corp. Bhd	12,145,070	2,019,929
Berjaya Sports Toto Bhd	4,965,737	6,655,194
BIMB Holdings Bhd	3,463,628	3,836,669
Boustead Holdings Bhd	3,510,605	5,872,738
Carlsberg Brewery Malaysia Bhd	1,115,950	4,922,938
CB Industrial Product Holding Bhd	2,231,695	1,808,995
Coastal Contracts Bhd	2,290,999	1,479,735
Dialog Group Bhd	2,410,490	1,852,726
DRB-Hicom Bhd	3,895,161	3,245,443
Eastern & Oriental Bhd	4,155,143	2,147,014
Gamuda Bhd	4,894,108	6,527,585
HAP Seng Consolidated Bhd	9,668,692	5,401,853
Hap Seng Plantations Holdings Bhd	2,548,914	2,247,226
Hartalega Holdings Bhd	1,083,221	1,724,618
IJM Land Bhd	4,246,519	3,538,194
IJM Plantations Bhd	1,447,082	1,406,658
JCY International Bhd	1,636,360	274,796
KPJ Healthcare Bhd	1,306,335	2,501,717

Kulim Malaysia Bhd	2,979,713	$3,502,715
Lafarge Malayan Cement Bhd	3,005,200	9,588,689
Mah Sing Group Bhd	5,613,114	4,205,530
Malaysia Airports Holdings Bhd	3,112,461	5,819,845
Malaysia Building Society Bhd	4,281,827	3,747,376
Malaysian Resources Corp. Bhd	4,164,493	1,950,110
Media Prima Bhd	4,379,136	3,450,700
MSM Malaysia Holdings Bhd	863,064	1,390,825
Mudajaya Group Bhd	24,908	19,466
Oriental Holdings Bhd	52,541	162,892
OSK Holdings Bhd	5,525,556	2,623,145
Parkson Holdings Bhd	1,691,590	2,567,568
QL Resources Bhd	751,829	723,543
Supermax Corp. Bhd	470,867	288,922
TA Ann Holdings Bhd	525,536	590,623
TDM Bhd	661,269	815,775
Top Glove Corp. Bhd	1,176,790	2,052,209
Tradewinds Plantation Bhd	513,238	827,081
Unisem M Bhd	403,181	114,581
WCT Bhd	3,130,403	2,436,387

Total Malaysia		121,052,576
Mexico – 2.4%
Banregio Grupo Financiero S.A.B De C.V.	479,985	2,495,783
Cia Minera Autlan S.A.B de C.V. Series B	1,179,780	1,040,267
Compartamos S.A.B de C.V.	2,912,639	5,377,187
Consorcio ARA S.A.B de C.V.*	3,112,326	1,271,248
Grupo Aeroportuario del Pacifico S.A.B de C.V. Class B	1,335,074	7,878,994
Grupo Aeroportuario del Sureste S.A.B de C.V. Class B(a)	858,389	11,674,616
Grupo Herdez S.A.B de C.V.(a)	545,898	2,008,548
TV Azteca S.A.B de C.V.	4,132,100	2,933,524

Total Mexico		34,680,167
Philippines – 2.6%
First Philippine Holdings Corp.	1,036,220	2,666,089
Lopez Holdings Corp.	11,746,889	2,078,229
Manila Water Co., Inc.	3,870,155	3,793,340
Megaworld Corp.	44,807,734	4,271,063
Nickel Asia Corp.	2,905,263	1,708,559
Rizal Commercial Banking Corp.	1,604,122	2,751,496
Robinsons Land Corp.	7,239,300	4,523,454
Security Bank Corp.	895,351	3,992,989
Semirara Mining Corp.	1,249,720	8,188,560
Union Bank of Philippines	1,262,174	3,866,007

Total Philippines		37,839,786
Poland – 2.9%
Asseco Poland S.A.	216,192	2,791,761
Enea S.A.	833,644	3,806,242
Eurocash S.A.	115,633	1,889,620
Lubelski Wegiel Bogdanka S.A.	62,126	2,280,694
Synthos S.A.	7,175,794	13,899,523
Tauron Polska Energia S.A.	11,421,982	15,030,541
TVN S.A.	425,088	1,245,550

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	95

Schedule of Investments (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 28, 2013

Investments	Shares	Value

Warsaw Stock Exchange	192,289	$2,317,554

Total Poland		43,261,485
Russia – 0.8%
LSR Group OJSC GDR(a)	1,044,986	4,524,790
Mechel ADR(a)	1,338,952	6,775,097

Total Russia		11,299,887
South Africa – 6.7%
Adcorp Holdings Ltd.	455,306	1,513,642
Aeci Ltd.(a)	30,656	340,962
African Oxygen Ltd.(a)	922,859	2,294,461
Astral Foods Ltd.(a)	287,536	2,952,631
Aveng Ltd.	1,072,658	3,772,943
AVI Ltd.	1,297,704	7,597,151
Blue Label Telecoms Ltd.	499,252	429,355
Cashbuild Ltd.	60,794	829,631
Cipla Medpro South Africa Ltd.	70,857	71,981
City Lodge Hotels Ltd.	49,215	616,901
Coronation Fund Managers Ltd.(a)	2,166,467	11,334,785
Eqstra Holdings Ltd.	915,028	663,248
Hosken Consolidated Investments Ltd.(a)	239,599	2,938,822
Investec Ltd.	747,589	5,236,289
JD Group Ltd.(a)	762,115	2,891,642
JSE Ltd.	498,995	3,877,981
Lewis Group Ltd.(a)	456,534	3,216,083
Mondi Ltd.(a)	446,405	6,057,848
Mpact Ltd.	537,362	1,369,989
Nampak Ltd.	1,793,194	6,274,112
Omnia Holdings Ltd.	92,782	1,597,868
Pick’n Pay Holdings Ltd.	1,415,824	2,856,509
Pioneer Foods Ltd.(a)	160,309	1,250,572
PPC Ltd.	1,212,287	4,235,000
Reunert Ltd.	592,204	4,954,156
Spar Group Ltd. (The)(a)	527,122	6,530,959
Sun International Ltd.	311,403	3,428,184
Tongaat Hulett Ltd.	214,798	3,358,542
Trencor Ltd.	463,677	3,638,882
Wilson Bayly Holmes-Ovcon Ltd.(a)	148,049	2,489,309

Total South Africa		98,620,438
South Korea – 9.2%
BS Financial Group, Inc.	258,887	3,513,566
Capro Corp.	186,500	1,902,548
CJ CGV Co., Ltd.	29,272	1,320,739
CJ Corp.	30,201	3,935,956
Daeduck Electronics Co.	79,373	799,009
Daeduck GDS Co., Ltd.	34,038	556,796
Daewoong Pharmaceutical Co., Ltd.	58,512	3,202,751
Daishin Securities Co., Ltd.	148,084	1,292,374
Daum Communications Corp.	16,319	1,337,671
DGB Financial Group, Inc.	265,459	4,008,369
Dong-A Pharmaceutical Co., Ltd. Class A†	16,056	1,789,452
Dongkuk Steel Mill Co., Ltd.	252,600	2,769,836
Dongyang Mechatronics Corp.	401,336	4,472,916
Doosan Corp.	42,405	4,878,519

Green Cross Corp.	12,169	$1,695,304
Halla Climate Control Corp.	267,570	6,781,839
Halla Engineering & Construction Corp.	182,864	1,097,907
Hana Tour Service, Inc.	21,395	1,332,620
Handsome Co., Ltd.	69,512	1,811,835
Hansol Paper Co., Ltd.	95,529	1,030,333
Hanssem Co., Ltd.	87,839	1,701,358
Hanwha Corp.	111,093	3,359,949
Hite Jinro Co., Ltd.	302,857	8,846,713
Hotel Shilla Co., Ltd.	40,329	1,993,614
Huchems Fine Chemical Corp.	109,569	2,383,219
Hyosung Corp.	27,828	1,373,142
Hyundai Development Co.	164,564	3,653,362
iMarketKorea, Inc.	34,034	772,388
IS Dongseo Co., Ltd.*	49,558	516,693
Jeonbuk Bank	409,918	2,063,222
KEPCO Plant Service & Engineering Co., Ltd.	109,339	5,513,139
Kolon Corp.	10,554	218,175
Kolon Global Corp.*	94,434	353,088
Kolon Industries, Inc.	16,114	779,196
Korea Aerospace Industries Ltd.	53,506	1,240,747
Korea Investment Holdings Co., Ltd.	110,019	4,385,532
Korean Reinsurance Co.	252,135	2,594,774
LG Fashion Corp.	54,048	1,462,201
LG International Corp.	43,017	1,627,733
LIG Insurance Co., Ltd.	105,561	2,248,603
LS Industrial Systems Co., Ltd.	14,583	800,846
Meritz Fire & Marine Insurance Co., Ltd.	296,340	3,236,141
Mirae Asset Securities Co., Ltd.	46,411	1,716,531
Moorim P&P Co., Ltd.	341,095	1,488,420
Neo Holdings Co. Ltd *†	35,754	—
OCI Materials Co., Ltd.	25,820	843,571
Partron Co., Ltd.	49,263	1,135,715
Poongsan Corp.	48,284	1,180,411
S&T Dynamics Co., Ltd.	113,430	1,315,160
S1 Corp.	61,409	3,427,556
Samsung Fine Chemicals Co., Ltd.	26,433	1,313,810
SeAH Steel Corp.	8,512	760,465
Seoul Semiconductor Co., Ltd.	8,585	224,154
SFA Engineering Corp.	30,549	1,650,184
Shinsegae Co., Ltd.	5,083	1,011,940
Silicon Works Co., Ltd.	11,620	242,823
SK Chemicals Co., Ltd.	6,881	346,957
SK Networks Co., Ltd.	373,301	2,543,251
SKC Co., Ltd.	49,133	1,413,137
STX Corp. Co., Ltd.	167,156	1,041,157
STX Offshore & Shipbuilding Co., Ltd.*	67,135	398,248
STX Pan Ocean Co., Ltd.*	51,084	208,909
Sungwoo Hitech Co., Ltd.	102,749	1,389,873
Taeyoung Engineering & Construction Co., Ltd.	49,912	274,996
Tong Yang Life Insurance	446,835	4,317,343
Woori Investment & Securities Co., Ltd.	557,102	5,733,254
Youngone Corp.	39,176	1,496,477

Total South Korea		136,128,517

See Notes to Financial Statements.

96	WisdomTree International Dividend and Sector Funds

Schedule of Investments (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 28, 2013

Investments	Shares	Value

Taiwan – 22.1%
Ability Enterprise Co., Ltd.	1,385,650	$1,265,053
AcBel Polytech, Inc.	1,737,348	1,510,611
Accton Technology Corp.	2,078,884	1,213,160
Advantech Co., Ltd.	1,396,610	6,048,357
ALI Corp.	240,980	269,972
Alpha Networks, Inc.	1,359,788	884,470
Altek Corp.	3,219,045	1,943,107
AmTRAN Technology Co., Ltd.	3,084,950	2,501,799
Apex Biotechnology Corp.	473,203	1,240,669
AV Tech Corp.	531,036	1,664,010
BES Engineering Corp.	2,989,493	907,770
Capital Securities Corp.	9,834,723	3,486,266
Career Technology (MFG.) Co., Ltd.	784,220	997,896
Cheng Uei Precision Industry Co., Ltd.	1,124,820	2,121,557
Chicony Electronics Co., Ltd.	2,299,310	6,097,660
Chimei Materials Technology Corp.	1,139,915	1,345,673
China Airlines Ltd.*	7,358,382	2,854,518
China Electric Manufacturing Corp.	1,639,592	992,446
China Life Insurance Co., Ltd.*	4,015,478	3,988,285
China Petrochemical Development Corp.	6,228,938	3,385,009
China Steel Chemical Corp.	981,726	4,793,311
China Synthetic Rubber Corp.	1,998,257	2,145,107
Chin-Poon Industrial Co., Ltd.	910,650	1,068,935
Chroma ATE, Inc.	933,132	2,246,819
Chung Hsin Electric & Machinery Manufacturing Corp.	2,231,882	1,212,878
Cleanaway Co., Ltd.	332,940	2,494,058
Clevo Co.	311,000	460,221
CSBC Corp.	3,332,411	2,083,976
CTCI Corp.	1,419,190	2,733,729
Cyberlink Corp.	499,596	1,605,591
CyberTAN Technology, Inc.	539,000	447,927
Darfon Electronics Corp.	653,299	644,505
Depo Auto Parts Industries Co., Ltd.	546,646	1,371,071
D-Link Corp.	3,177,161	1,848,762
Eclat Textile Co., Ltd.	177,508	777,646
Elan Microelectronics Corp.	1,059,156	2,327,115
E-Life Mall Corp.	204,770	505,377
Elite Material Co., Ltd.	846,651	849,412
Elite Semiconductor Memory Technology, Inc.*	1,175,953	1,219,114
Entire Technology Co., Ltd.	577,725	735,137
Epistar Corp.	2,801,576	4,984,327
Eternal Chemical Co., Ltd.	2,759,066	2,279,038
EVA Airways Corp.*	8,616,721	5,086,034
Evergreen International Storage & Transport Corp.	2,690,263	1,839,842
Everlight Chemical Industrial Corp.	613,073	421,324
Everlight Electronics Co., Ltd.	1,237,165	1,981,781
Excelsior Medical Co., Ltd.	220,133	425,506
Far Eastern Department Stores Co., Ltd.	2,540,295	2,259,739
Far Eastern International Bank	6,923,637	2,801,639
Faraday Technology Corp.	661,529	769,876
Farglory Land Development Co., Ltd.	4,052,245	7,426,236

Feng Hsin Iron & Steel Co.	1,917,950	$3,341,700
First Steamship Co., Ltd.	574,174	433,955
Flexium Interconnect, Inc.	73,425	243,093
Flytech Technology Co., Ltd.	24,428	62,576
Forhouse Corp.	864,000	431,964
Formosa International Hotels Corp.	96,441	1,090,111
Formosan Rubber Group, Inc.	4,556,221	3,397,834
Formosan Union Chemical Corp.	534,904	271,902
Gemtek Technology Corp.*	865,017	1,087,690
Getac Technology Corp.	875,838	449,598
Giant Manufacturing Co., Ltd.	621,464	3,501,937
Gigabyte Technology Co., Ltd.	2,884,979	2,614,595
Gigastorage Corp.	379,074	270,654
Global Mixed Mode Technology, Inc.	205,931	676,279
Global Unichip Corp.	243,528	749,254
Globe Union Industrial Corp.	1,041,295	538,015
Goldsun Development & Construction Co., Ltd.	1,119,879	447,540
Grand Pacific Petrochemical	1,357,526	687,786
Grape King Industrial Co.	566,197	1,772,295
Great China Metal Industry	843,694	980,465
Great Wall Enterprise Co., Ltd.	1,484,420	1,320,477
Hey Song Corp.	1,068,946	1,397,736
Holiday Entertainment Co., Ltd.	206,417	286,475
Holtek Semiconductor, Inc.	1,363,773	1,609,939
Holy Stone Enterprise Co., Ltd.	298,299	272,836
Huaku Development Co., Ltd.	1,714,296	4,288,248
Huang Hsiang Construction Co.	777,546	2,028,211
Hung Poo Real Estate Development Corp.	1,274,122	1,354,973
ICP Electronics, Inc.	1,199,451	1,530,275
Inventec Corp.	10,936,413	4,114,527
ITEQ Corp.	1,207,657	1,381,218
Jentech Precision Industrial Co., Ltd.	288,992	587,600
KEE TAI Properties Co., Ltd.	2,791,999	2,054,142
Kenda Rubber Industrial Co., Ltd.	647,909	1,159,205
Kerry Tj Logistics Co., Ltd.	439,900	689,953
Kindom Construction Co., Ltd.	1,070,686	964,969
King Slide Works Co., Ltd.	185,615	1,443,207
King Yuan Electronics Co., Ltd.	5,749,960	3,884,264
Kinik Co.	342,624	619,880
Kinko Optical Co., Ltd.	295,371	371,405
Kinsus Interconnect Technology Corp.	838,368	2,587,789
LCY Chemical Corp.	2,991,612	3,341,521
Lealea Enterprise Co., Ltd.	486,483	170,011
LI Peng Enterprise Co., Ltd.*	3,649,363	1,287,544
Lingsen Precision Industries Ltd.	1,821,814	986,987
Lotes Co., Ltd.	150,204	444,547
Lumax International Corp., Ltd.	314,764	737,897
Macronix International	29,742,659	8,514,243
Makalot Industrial Co., Ltd.	781,615	2,927,544
Mercuries & Associates Ltd.	68,878	55,858
Merida Industry Co., Ltd.	853,041	5,134,935
Merry Electronics Co., Ltd.	840,169	1,334,605
Micro-Star International Co., Ltd.	2,596,877	1,224,512

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	97

Schedule of Investments (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 28, 2013

Investments	Shares	Value

Mitac International Corp.	2,954,781	$1,086,952
Namchow Chemical Industrial Co., Ltd.	523,168	491,632
Nan Kang Rubber Tire Co., Ltd.	687,098	769,761
Nan Ya Printed Circuit Board Corp.	383,000	414,348
Nantex Industry Co., Ltd.	1,058,807	683,387
Novatek Microelectronics Corp.	2,062,728	9,002,124
Nuvoton Technology Corp.	100,632	121,825
Opto Tech Corp.	2,000,518	822,887
Oriental Union Chemical Corp.	3,157,767	3,247,265
Phihong Technology Co., Ltd.	519,393	421,212
Powertech Technology, Inc.	2,269,240	3,801,987
President Securities Corp.*	6,783,590	4,049,397
Prince Housing & Development Corp.	3,604,308	2,549,322
Radiant Opto-Electronics Corp.	626,478	2,472,181
Radium Life Tech Co., Ltd.	4,997,338	4,545,693
Realtek Semiconductor Corp.	1,066,037	2,434,924
Rechi Precision Co., Ltd.	288,312	253,578
Richtek Technology Corp.	380,145	2,186,604
Ruentex Industries Ltd.	309,860	715,002
Senao International Co., Ltd.	498,334	1,588,203
Sercomm Corp.	235,754	339,410
Shih Wei Navigation Co., Ltd.	3,000,834	2,057,256
Shihlin Electric & Engineering Corp.	1,197,217	1,417,322
Shin Zu Shing Co., Ltd.	514,000	1,550,466
Shinkong Synthetic Fibers Corp.	1,371,240	429,680
Sigurd Microelectronics Corp.	2,311,076	2,364,984
Silitech Technology Corp.	1,017,698	1,868,460
Sincere Navigation Corp.	3,390,546	3,050,102
Sonix Technology Co., Ltd.	12,979	18,707
Standard Foods Corp.	624,433	1,839,731
Syncmold Enterprise Corp.	344,239	632,011
Taiflex Scientific Co., Ltd.	538,996	654,312
Tainan Spinning Co., Ltd.	4,630,952	2,315,282
Taiwan Cogeneration Corp.	2,729,065	1,852,689
Taiwan Glass Industrial Corp.	2,662,698	2,435,408
Taiwan Hon Chuan Enterprise Co., Ltd.	818,945	2,114,290
Taiwan PCB Techvest Co., Ltd.	293,751	445,010
Taiwan Prosperity Chemical Corp.	1,762,605	2,010,027
Taiwan Secom Co., Ltd.	977,931	2,207,519
Taiwan Surface Mounting Technology Co., Ltd.	308,390	508,440
Teco Electric and Machinery Co., Ltd.	4,885,683	3,880,444
Test Research, Inc.	714,049	1,263,212
Test-Rite International Co.	1,473,888	1,084,375
Ton Yi Industrial Corp.	6,006,538	3,685,978
Tong Hsing Electronic Industries Ltd.	286,779	1,213,194
Tong Yang Industry Co., Ltd.	1,010,675	917,643
Topco Scientific Co., Ltd.	482,682	874,889
Transcend Information, Inc.	761,479	2,465,050
Tripod Technology Corp.	1,192,928	2,648,956
Tsann Kuen Enterprise Co., Ltd.	930,849	1,572,038
TSRC Corp.	3,046,773	5,909,634
Tung Ho Steel Enterprise Corp.	2,224,153	2,119,835
TXC Corp.	872,549	1,314,550
U-Ming Marine Transport Corp.	3,358,420	5,183,215

Unimicron Technology Corp.	6,508,141	$6,681,713
United Integrated Services Co., Ltd.	2,176,461	2,048,905
Unizyx Holding Corp.	2,275,389	1,114,771
USI Corp.	2,471,678	1,768,879
Wah Lee Industrial Corp.	1,360,195	1,933,226
Wei Chuan Food Corp.	1,212,396	1,824,524
Wistron NeWeb Corp.	1,128,838	1,913,957
Wowprime Corp.	69,364	981,221
WPG Holdings Co., Ltd.	4,357,759	4,940,324
WT Microelectronics Co., Ltd.	1,217,561	1,421,048
Yem Chio Co., Ltd.	591,090	386,450
Yieh Phui Enterprise Co., Ltd.	1,467,000	425,345
Young Fast Optoelectronics Co., Ltd.	656,232	1,266,268
Young Optics, Inc.	270,002	672,691
Yungtay Engineering Co., Ltd.	886,614	1,731,570
Zinwell Corp.	1,341,186	1,089,903

Total Taiwan		325,824,295
Thailand – 12.2%
Amata Corp. PCL	2,149,607	1,754,332
Asian Property Development PCL	7,094,728	2,277,290
Bangchak Petroleum PCL	6,026,552	7,408,430
Bangkok Chain Hospital PCL NVDR	871,043	350,975
Bangkok Expressway PCL	4,509,641	6,121,162
Bangkok Life Assurance PCL	1,062,227	2,675,064
Berli Jucker PCL	1,482,201	3,884,546
BTS Group Holdings PCL NVDR	33,380,364	10,372,590
Bumrungrad Hospital PCL	1,502,966	4,413,696
CH. Karnchang PCL NVDR	3,881,261	3,207,325
Delta Electronics Thailand PCL	4,239,751	5,320,500
Dynasty Ceramic PCL	1,121,387	2,383,689
Electricity Generating PCL	1,478,991	7,853,273
Esso Thailand PCL	8,032,472	2,578,290
GFPT PCL	2,967,967	841,186
Hana Microelectronics PCL	1,942,308	1,674,689
Hemaraj Land And Development NVDR PCL	14,672,002	2,114,251
Hemaraj Land and Development PCL	3,559,300	512,899
Jasmine International PCL	1,965,348	439,578
Khon Kaen Sugar Industry PCL NVDR	3,988,091	1,797,603
Kiatnakin Bank PCL	4,787,652	10,871,738
Lanna Resources PCL NVDR	1,755,528	1,492,663
LPN Development PCL	2,860,302	2,466,199
LPN Development PCL NVDR	610,666	526,526
Major Cineplex Group PCL	2,430,957	1,701,711
MCOT PCL	3,370,710	5,467,261
Minor International PCL	3,402,334	2,788,322
Polyplex PCL NVDR	6,743,227	2,901,303
Pruksa Real Estate PCL	5,754,282	5,894,774
Ratchaburi Electricity Generating Holding PCL	3,940,190	8,039,145
Robinson Department Store PCL	819,714	2,141,305
Samart Corp. PCL	3,337,600	3,162,657
Samart Telcoms PCL NDVR	3,176,245	2,700,649
Sansiri PCL	62,321,484	10,129,768
SC Asset Corp. PCL NVDR	2,826,195	3,136,464

See Notes to Financial Statements.

98	WisdomTree International Dividend and Sector Funds

Schedule of Investments (concluded)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

March 28, 2013

Investments	Shares	Value

Siam City Cement PCL	611,620	$10,275,467
Sino Thai Engineering & Construction PCL NVDR	3,113,826	2,950,612
Sri Trang Agro-Industry PCL NVDR	3,047,366	1,675,349
Supalai PCL	7,000,213	4,971,980
Thai Tap Water Supply PCL	15,871,423	5,853,214
Thai Vegetable Oil PCL	2,288,879	1,867,994
Thanachart Capital PCL	3,777,066	5,771,682
Ticon Industrial Connection PCL NVDR	3,495,833	2,936,571
Tisco Financial Group PCL	1,497,207	2,824,678
Tisco Financial Group PCL NVDR	1,039,458	1,961,074
TMB Bank PCL NDVR	58,133,422	5,081,836
TPI Polene PCL	533,398	284,139
Vinythai PCL NVDR	4,174,794	2,580,289

Total Thailand		180,436,738
Turkey – 6.9%
Aksa Akrilik Kimya Sanayii	669,562	1,824,228
Anadolu Hayat Emeklilik A.S.(a)	695,494	2,306,142
Aselsan Elektronik Sanayi ve Ticaret A.S.(a)	643,830	3,735,957
Aslan Cimento A.S	20,949	441,093
Bagfas Bandirma Gubre Fabrik(a)	30,441	950,493
Borusan Mannesmann	71,659	1,393,975
Cimsa Cimento Sanayi ve Tica	870,915	5,366,511
Dogus Otomotiv Servis ve Ticaret A.S.(a)	1,090,331	6,839,048
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	1,680,146	2,386,281
Kardemir Karabuk Demir Class D	3,837,744	3,435,836
Konya Cimento Sanayii A.S.	14,629	2,764,917
Netas Telekomunikasyon A.S.(a)	102,002	611,617
Otokar Otomotiv ve Savunma Sanayi A.S.*	65,178	2,053,134
Sekerbank TAS*	1,510,283	1,794,478
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	1,842,412	2,250,196
Sinpas Gayrimenkul Yatirim Ortakligi A.S.	4,711,572	3,723,431
Tekfen Holding A.S.(a)	773,137	3,315,581
Tofas Turk Otomobil Fabrikasi A.S.(a)	2,515,857	18,144,202
Torunlar Gayrimenkul Yatirim Ortakligi A.S.	1,740,514	3,607,034
Trakya Cam Sanayi A.S.*	606,717	948,886
Turk Traktor ve Ziraat Makineleri A.S.	463,853	15,252,420
Turkiye Sise ve Cam Fabrikalari A.S.(a)	1,572,290	2,667,549
Ulker Biskuvi Sanayi A.S.(a)	2,142,549	16,162,362

Total Turkey		101,975,371
TOTAL COMMON STOCKS (Cost: $1,224,766,551)		1,444,172,574
EXCHANGE-TRADED FUND & NOTE – 0.8%
United States – 0.8%
iPath MSCI India Index ETN*(a)	199,606	11,409,479
WisdomTree Emerging Markets Equity Income Fund(b)	283	15,582
TOTAL EXCHANGE-TRADED FUND & NOTE (Cost: $10,770,388)		11,425,061
WARRANTS – 0.0%
Malaysia – 0.0%
Mah Sing Group Bhd, expiring 3/18/18* (Cost: $0)	791,687	$120,166
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.5%
United States – 2.5%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(c)
(Cost: $37,046,255)(d)	37,046,255	37,046,255
TOTAL INVESTMENTS IN SECURITIES – 101.3% (Cost: $1,272,583,194)		1,492,764,056
Liabilities in Excess of Foreign Currency and Other Assets – (1.3)%		(18,665,055)

NET ASSETS – 100.0%		$1,474,099,001

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depository Receipt

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $1,789,452, which represents 0.1% of net assets.

(a)	Security, or portion thereof, was on loan at March 28, 2013 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of March 28, 2013.

(d)	At March 28, 2013, the total market value of the Fund’s securities on loan was $34,229,135 and the total market value of the collateral held by the Fund was $37,046,255.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	99

Schedule of Investments

WisdomTree Middle East Dividend Fund (GULF)

March 28, 2013

Investments	Shares	Value

COMMON STOCKS – 98.4%
Egypt – 7.1%
Commercial International Bank Egypt SAE	3,715	$16,721
ElSwedy Electric Co.	2,592	7,247
Ezz Steel	40,737	54,970
Maridive & Oil Services SAE*	1,297	1,440
National Societe Generale Bank SAE	7,367	33,223
Orascom Construction Industries*	4,210	149,277
Sidi Kerir Petrochemcials Co.	85,723	168,471
Telecom Egypt Co.	304,320	592,263

Total Egypt		1,023,612
Jordan – 1.2%
Arab Bank PLC	17,625	180,106
Kuwait – 17.2%
Agility Public Warehousing Co. KSC	98,537	200,285
Ahli United Bank	21,565	55,169
Alimtiaz Investment Co. KSCC	200	51
Aviation Lease And Finance Co. KSCC	525	607
Burgan Bank SAK*	1,755	3,321
Kuwait Finance House*	44,071	125,101
Kuwait Projects Co. Holdings KSC	26,741	40,765
Mabanee Co. SAKC	3,141	13,209
Mobile Telecommunications Co. KSC	560,677	1,512,954
National Bank of Kuwait	139,679	440,551
National Mobile Telecommunication Co. KSC	13,214	100,952

Total Kuwait		2,492,965
Morocco – 8.3%
Banque Centrale Populaire	50	1,111
Maroc Telecom S.A.	98,137	1,203,372

Total Morocco		1,204,483
Oman – 3.2%
Oman Telecommunications Co. SAOG	120,116	464,241
Qatar – 28.4%
Al Khaliji	15,988	72,235
Barwa Real Estate Co.*	3,213	21,956
Commercial Bank of Qatar QSC (The)	17,444	315,730
Doha Bank QSC	15,052	194,509
Gulf International Services OSC	3,667	35,301
Industries Qatar QSC	32,940	1,454,772
Masraf Al Rayan	10,282	70,289
Qatar Fuel Co.	2,020	132,597
Qatar Gas Transport Co. Nakilat	41,040	179,785
Qatar International Islamic Bank	7,034	100,460
Qatar Islamic Bank	13,615	265,124
Qatar National Bank SAQ	16,977	624,814
Qatar Telecom Q-Tel QSC*	20,447	640,206
Qatari Investors’ Group	1,374	8,197

Total Qatar		4,115,974
United Arab Emirates – 33.0%
Abu Dhabi Commercial Bank PJSC	533,904	610,508
Aldar Properties PJSC	232,369	86,039

Arabtec Holding Co.	88,274	$50,229
Aramex PJSC	251,751	153,532
DP World Ltd.	19,345	271,410
Drake & Scull International	494,383	100,142
Dubai Islamic Bank PJSC	679,310	371,743
Emaar Properties PJSC	331,169	469,750
Emirates NBD PJSC	521,163	542,021
First Gulf Bank PJSC	229,353	864,835
National Bank of Abu Dhabi PJSC	220,388	660,024
Sorouh Real Estate Co.	552,418	248,159
Union National Bank PJSC	339,298	351,030

Total United Arab Emirates		4,779,422
TOTAL INVESTMENTS IN SECURITIES – 98.4%
(Cost: $12,590,683)		14,260,803
Foreign Currency and Other Assets in Excess of Liabilities – 1.6%		236,698

NET ASSETS – 100.0%		$14,497,501
*	Non-income producing security.

See Notes to Financial Statements.

100	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree Europe Hedged Equity Fund (HEDJ)

March 28, 2013

Investments	Shares	Value

COMMON STOCKS – 100.2%
Austria – 0.7%
Andritz AG(a)	12,205	$820,295
Lenzing AG(a)	4,426	371,128

Total Austria		1,191,423
Belgium – 8.1%
Anheuser-Busch InBev N.V.	86,656	8,595,986
Delhaize Group S.A.	26,986	1,474,646
NV Bekaert S.A.(a)	14,648	405,909
Solvay S.A.	12,338	1,673,836
UCB S.A.	18,817	1,203,312

Total Belgium		13,353,689
Finland – 5.0%
Amer Sports Oyj(a)	14,312	236,525
Cargotec Oyj Class B(a)	15,644	480,315
Huhtamaki Oyj	18,516	364,492
Kemira Oyj	42,922	596,356
Kone Oyj Class B	33,991	2,677,794
Konecranes Oyj	11,750	388,520
Metso Oyj	36,041	1,536,041
Outotec Oyj	14,559	213,686
Tieto Oyj(a)	19,407	411,188
Wartsila Oyj Abp	28,515	1,283,394

Total Finland		8,188,311
France – 24.7%
Air Liquide S.A.	21,574	2,625,705
Alstom S.A.	21,447	874,398
Arkema S.A.	4,092	372,914
Christian Dior S.A.	12,228	2,031,834
Cie Generale des Etablissements Michelin	21,377	1,791,125
Cie Generale d’Optique Essilor International S.A.	7,062	786,676
Dassault Systemes S.A.	2,642	305,944
Eramet	2,124	230,249
Hermes International	2,311	803,762
Lafarge S.A.	24,687	1,643,040
L’Oreal S.A.	35,628	5,659,261
LVMH Moet Hennessy Louis Vuitton S.A.	31,479	5,412,527
Pernod-Ricard S.A.	13,704	1,710,633
Publicis Groupe S.A.	10,959	736,130
Remy Cointreau S.A.	2,316	268,134
Sanofi	75,103	7,644,776
Schneider Electric S.A.	60,471	4,426,094
SEB S.A.	3,243	224,624
Societe BIC S.A.	3,828	445,298
Sodexo	11,214	1,046,872
Technip S.A.	7,254	745,002
Vallourec S.A.	16,304	785,098

Total France		40,570,096
Germany – 26.7%
Adidas AG	12,408	1,289,625
Bayer AG	83,662	8,644,917
Bayerische Motoren Werke AG	72,873	6,298,612

Brenntag AG	4,623	$723,052
Daimler AG	142,989	7,793,414
Fresenius Medical Care AG & Co. KGaA	13,533	914,937
Fresenius SE & Co. KGaA	6,669	824,595
GEA Group AG	18,692	617,101
HeidelbergCement AG	5,413	389,664
Henkel AG & Co. KGaA	15,714	1,242,985
Infineon Technologies AG	79,588	629,545
Lanxess AG	3,955	280,949
Linde AG	12,998	2,420,989
MAN SE	12,404	1,335,879
Merck KGaA	13,667	2,065,610
SAP AG	93,793	7,527,470
Symrise AG	9,269	367,901
Wacker Chemie AG	7,526	539,548

Total Germany		43,906,793
Ireland – 0.2%
Glanbia PLC	24,025	285,706
Italy – 3.9%
Fiat Industrial SpA	101,700	1,145,300
Impregilo SpA	39,798	204,521
Luxottica Group SpA	34,915	1,753,470
Parmalat SpA	458,933	1,172,738
Pirelli & C SpA(a)	67,281	707,147
Saipem SpA	39,317	1,211,181
Salvatore Ferragamo Italia SpA	10,632	294,622

Total Italy		6,488,979
Netherlands – 20.1%
Akzo Nobel N.V.	33,127	2,106,499
ASML Holding N.V.	15,183	1,022,980
CSM	13,664	289,508
European Aeronautic Defence and Space Co. N.V.(a)	38,693	1,972,520
Fugro N.V. CVA	11,686	647,958
Gemalto N.V.	2,115	184,815
Heineken Holding N.V.	28,501	1,829,540
Heineken N.V.	48,661	3,674,151
Koninklijke Ahold N.V.	205,989	3,162,221
Koninklijke DSM N.V.	28,122	1,639,821
Koninklijke Philips Electronics N.V.	206,252	6,114,017
Koninklijke Vopak N.V.	8,712	526,128
Unilever N.V. CVA	202,235	8,298,388
Wolters Kluwer N.V.	73,254	1,602,404

Total Netherlands		33,070,950
Portugal – 2.8%
Jeronimo Martins, SGPS, S.A.	55,327	1,079,534
Portugal Telecom, SGPS, S.A.(a)	722,517	3,584,956

Total Portugal		4,664,490
Spain – 8.0%
Abengoa S.A.(a)	60,710	172,676
Acerinox S.A.	44,877	461,012
Banco Bilbao Vizcaya Argentaria S.A.	663,731	5,764,081

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	101

Schedule of Investments (concluded)

WisdomTree Europe Hedged Equity Fund (HEDJ)

March 28, 2013

Investments	Shares	Value

Banco Santander S.A.	932,544	$6,277,185
Tecnicas Reunidas S.A.	10,035	471,046

Total Spain		13,146,000
TOTAL COMMON STOCKS (Cost: $160,708,479)		164,866,437
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.6%
United States – 0.6%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(b)
(Cost: $1,034,570)(c)	1,034,570	1,034,570
TOTAL INVESTMENTS IN SECURITIES – 100.8% (Cost: $161,743,049)		165,901,007
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (0.8)%		(1,373,573)

NET ASSETS – 100.0%		$164,527,434
(a)	Security, or portion thereof, was on loan at March 28, 2013 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 28, 2013.

(c)	At March 28, 2013, the total market value of the Fund’s securities on loan was $984,471 and the total market value of the collateral held by the Fund was $1,034,570.

See Notes to Financial Statements.

102	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree Commodity Country Equity Fund (CCXE)

March 28, 2013

Investments	Shares	Value

COMMON STOCKS – 99.3%
Australia – 13.3%
AMP Ltd.	16,473	$89,476
Australia & New Zealand Banking Group Ltd.	11,418	339,616
BHP Billiton Ltd.	9,188	313,806
Coca-Cola Amatil Ltd.	3,436	52,229
Commonwealth Bank of Australia	6,505	461,229
National Australia Bank Ltd.	12,144	390,457
Origin Energy Ltd.	3,980	55,103
QBE Insurance Group Ltd.	4,425	62,325
Rio Tinto Ltd.	1,036	61,781
Telstra Corp., Ltd.	80,960	380,666
Wesfarmers Ltd.	5,468	229,167
Westpac Banking Corp.	15,665	502,358
Woodside Petroleum Ltd.	2,318	86,564
Woolworths Ltd.	4,971	175,117

Total Australia		3,199,894
Brazil – 11.1%
Banco Bradesco S.A.	7,439	129,865
Banco do Brasil S.A.	27,400	373,016
Banco Santander Brasil S.A.	19,500	141,292
BM&F Bovespa S.A.	11,800	79,824
BRF-Brasil Foods S.A.	2,400	53,086
CCR S.A.	7,900	80,475
Centrais Eletricas Brasileiras S.A.	12,300	42,640
Cia de Bebidas das Americas	7,700	315,737
Cia Energetica de Minas Gerais	2,925	33,989
Cia Siderurgica Nacional S.A.	14,700	66,561
Cielo S.A.	3,360	99,199
CPFL Energia S.A.	8,800	92,087
Itau Unibanco Holding S.A.	5,784	104,128
Natura Cosmeticos S.A.	2,500	61,225
Oi S.A.	11,900	41,017
Petroleo Brasileiro S.A.	43,700	365,187
Souza Cruz S.A.	8,100	118,667
Tractebel Energia S.A.	4,700	80,977
Vale S.A.	22,500	389,441

Total Brazil		2,668,413
Canada – 11.8%
Bank of Montreal	2,800	176,221
Bank of Nova Scotia	3,800	221,092
Barrick Gold Corp.	1,818	53,397
BCE, Inc.(a)	4,400	205,546
Canadian Imperial Bank of Commerce	1,792	140,545
Canadian National Railway Co.	692	69,544
Cenovus Energy, Inc.	2,122	65,710
Crescent Point Energy Corp.	2,300	86,820
Enbridge, Inc.	2,300	107,082
Great-West Lifeco, Inc.	5,400	144,733
Husky Energy, Inc.(a)	5,400	154,992
Manulife Financial Corp.	8,474	124,781
Power Financial Corp.	3,800	111,986
Rogers Communications, Inc. Class B(a)	2,600	132,796

Royal Bank of Canada	5,300	$319,268
Sun Life Financial, Inc.	3,800	103,682
Suncor Energy, Inc.	2,898	86,830
Thomson Reuters Corp.	4,900	158,968
Toronto-Dominion Bank (The)	2,574	214,291
TransCanada Corp.	3,000	143,216

Total Canada		2,821,500
Chile – 12.2%
Administradora de Fondos de Pensiones Provida S.A.	12,340	86,290
AES Gener S.A.	183,282	125,572
Aguas Andinas S.A. Class A	215,786	173,859
Antarchile S.A.	9,063	146,968
Banco de Chile	1,612,889	254,096
Banco de Credito e Inversiones	1,244	91,308
Banco Santander Chile	3,188,109	225,786
CAP S.A.	2,105	68,208
Cencosud S.A.	17,699	110,028
Cia Cervecerias Unidas S.A.	5,786	96,141
Corpbanca	10,385,338	142,588
Empresa Nacional de Electricidad S.A.	157,442	278,093
Empresas CMPC S.A.	26,426	96,243
Empresas COPEC S.A.	15,711	228,723
Enersis S.A.	615,031	237,682
ENTEL Chile S.A.	8,257	174,620
Inversiones Aguas Metropolitanas S.A.	31,653	66,645
Latam Airlines Group S.A.	3,395	73,441
SACI Falabella	21,141	254,024

Total Chile		2,930,315
New Zealand – 15.3%
Air New Zealand Ltd.	131,960	169,744
Auckland International Airport Ltd.	124,521	307,307
Fisher & Paykel Healthcare Corp., Ltd.	85,064	186,763
Fletcher Building Ltd.	87,933	631,505
Freightways Ltd.	18,004	68,346
Infratil Ltd.	55,682	112,454
Kathmandu Holdings Ltd.	33,066	70,105
Mainfreight Ltd.	7,588	71,854
Nuplex Industries Ltd.(a)	39,717	110,499
Port of Tauranga Ltd.	11,218	129,636
Restaurant Brands New Zealand Ltd.	20,655	48,292
Ryman Healthcare Ltd.	27,792	117,380
Sky Network Television Ltd.	47,937	212,907
SKYCITY Entertainment Group Ltd.	69,213	255,782
Telecom Corp. of New Zealand Ltd.	344,241	675,029
Vector Ltd.	142,311	339,881
Warehouse Group Ltd. (The)	53,198	155,584

Total New Zealand		3,663,068
Norway – 13.6%
Aker ASA Class A	1,785	67,024
Aker Solutions ASA	5,473	101,906
DNB ASA	17,710	260,071
Fred Olsen Energy ASA	1,650	70,724

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	103

Schedule of Investments (concluded)

WisdomTree Commodity Country Equity Fund (CCXE)

March 28, 2013

Investments	Shares	Value

Gjensidige Forsikring ASA	11,482	$189,677
Norsk Hydro ASA(a)	24,154	104,526
Orkla ASA	25,662	205,472
SpareBank 1 SR Bank ASA	5,098	43,703
Statoil ASA	53,724	1,300,614
Telenor ASA	31,689	693,817
TGS Nopec Geophysical Co. ASA	1,889	71,252
Yara International ASA	3,371	152,930

Total Norway		3,261,716
Russia – 11.9%
Gazprom Neft JSC ADR	8,105	171,016
Gazprom OAO ADR	106,353	909,318
LSR Group OJSC GDR	2,400	10,392
Lukoil OAO ADR	5,795	373,198
MMC Norilsk Nickel OJSC ADR	11,639	196,583
Mobile Telesystems OJSC ADR	10,200	211,548
NovaTek OAO Reg S GDR	879	94,756
Novolipetsk Steel OJSC Reg S GDR	4,169	65,745
Phosagro OAO Reg S GDR GDR	3,891	54,863
Rosneft Oil Co. Reg S GDR*	29,287	223,460
Sberbank of Russia ADR	19,430	249,093
Surgutneftegas OJSC ADR	13,778	123,175
Tatneft ADR	2,192	86,759
Uralkali OJSC Reg S GDR(a)	2,059	75,936

Total Russia		2,845,842
South Africa – 10.2%
ABSA Group Ltd.(a)	6,518	110,120
African Bank Investments Ltd.(a)	11,473	37,879
AngloGold Ashanti Ltd.	1,531	35,893
Bidvest Group Ltd.	3,209	84,772
Exxaro Resources Ltd.(a)	3,657	65,093
FirstRand Ltd.	42,085	147,708
Gold Fields Ltd.	5,290	40,535
Impala Platinum Holdings Ltd.	6,476	95,716
Kumba Iron Ore Ltd.(a)	6,491	348,073
MTN Group Ltd.(a)	27,252	479,664
Nedbank Group Ltd.	3,746	77,795
RMB Holdings Ltd.	12,369	56,085
Sanlam Ltd.	18,354	94,386
Sasol Ltd.	7,004	310,973
Standard Bank Group Ltd.	11,730	151,368
Tiger Brands Ltd.	1,874	60,053
Vodacom Group Ltd.(a)	21,292	255,055

Total South Africa		2,451,168
TOTAL COMMON STOCKS (Cost: $23,256,868)		23,841,916
EXCHANGE-TRADED FUND – 0.0%
United States – 0.0%
WisdomTree Global Natural Resources Fund(b)
(Cost: $3,759)	163	3,702
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 8.8%
United States – 8.8%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(c)
(Cost: $2,110,755)(d)	2,110,755	$2,110,755
TOTAL INVESTMENTS IN SECURITIES – 108.2% (Cost: $25,371,382)		25,956,373
Liabilities in Excess of Foreign Currency and Other Assets – (8.2)%		(1,957,398)

NET ASSETS – 100.0%		$23,998,975

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 28, 2013 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of March 28, 2013.

(d)	At March 28, 2013, the total market value of the Fund’s securities on loan was $2,011,298 and the total market value of the collateral held by the Fund was $2,110,755.

See Notes to Financial Statements.

104	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree Global Natural Resources Fund (GNAT)

March 28, 2013

Investments	Shares	Value

COMMON STOCKS – 99.1%
Australia – 8.8%
BHP Billiton Ltd.	11,820	$403,699
Iluka Resources Ltd.(a)	47,841	466,346
Rio Tinto Ltd.	4,826	287,793
Santos Ltd.	22,710	294,297
Woodside Petroleum Ltd.	11,455	427,777
WorleyParsons Ltd.	12,730	327,677

Total Australia		2,207,589
Belgium – 0.8%
Umicore S.A.	4,356	204,975
Brazil – 3.3%
Cosan S.A. Industria e Comercio	8,400	188,884
Petroleo Brasileiro S.A.	32,900	274,935
Vale S.A.	20,000	346,170

Total Brazil		809,989
Canada – 6.9%
Cameco Corp.(a)	8,120	168,482
Canadian Natural Resources Ltd.	3,900	125,029
Crescent Point Energy Corp.(a)	12,596	475,473
Encana Corp.(a)	15,226	296,142
First Quantum Minerals Ltd.	4,446	84,548
Imperial Oil Ltd.	2,186	89,338
Potash Corp. of Saskatchewan, Inc.	1,923	75,523
Silver Wheaton Corp.	3,392	106,172
Suncor Energy, Inc.	4,553	136,418
Teck Resources Ltd. Class B	5,643	158,856

Total Canada		1,715,981
China – 2.6%
China Shenhua Energy Co., Ltd. Class H	92,000	334,216
PetroChina Co., Ltd. Class H	236,000	309,492

Total China		643,708
France – 2.9%
Technip S.A.	1,750	179,729
Total S.A.	11,541	553,593

Total France		733,322
Germany – 1.5%
K+S AG	7,977	371,677
Hong Kong – 1.2%
CNOOC Ltd.	151,618	291,413
Indonesia – 1.0%
Adaro Energy Tbk PT	1,828,500	246,497
Israel – 2.9%
Israel Chemicals Ltd.	56,684	733,067
Italy – 2.9%
ENI SpA	25,790	580,540
Saipem SpA	4,267	131,447

Total Italy		711,987
Japan – 1.1%
Sumitomo Metal Mining Co., Ltd.	20,000	282,493

Malaysia – 2.0%
IOI Corp. Bhd	149,500	$224,986
Kuala Lumpur Kepong Bhd	40,400	270,595

Total Malaysia		495,581
Mexico – 2.9%
Grupo Mexico S.A.B. de C.V. Series B	142,807	577,401
Industrias Penoles S.A.B de C.V.	3,165	150,417

Total Mexico		727,818
Norway – 2.6%
Statoil ASA	15,643	378,704
Yara International ASA	6,095	276,509

Total Norway		655,213
Poland – 4.2%
KGHM Polska Miedz S.A.	21,661	1,050,933
Russia – 10.2%
Gazprom OAO ADR	50,887	435,084
Lukoil OAO ADR	6,365	409,906
MMC Norilsk Nickel OJSC ADR	19,880	335,773
NovaTek OAO Reg S GDR	1,536	165,581
Novolipetsk Steel OJSC Reg S GDR	19,183	302,516
Rosneft Oil Co. Reg S GDR	21,337	162,801
Surgutneftegas OJSC ADR	22,848	204,261
Tatneft ADR	9,647	381,828
Uralkali OJSC Reg S GDR	4,128	152,241

Total Russia		2,549,991
Singapore – 0.5%
Wilmar International Ltd.	48,000	133,484
South Africa – 5.5%
Exxaro Resources Ltd.(a)	13,197	234,899
Impala Platinum Holdings Ltd.	18,964	280,291
Kumba Iron Ore Ltd.(a)	9,608	515,219
Sasol Ltd.	7,707	342,186

Total South Africa		1,372,595
South Korea – 0.4%
Korea Zinc Co., Ltd.	336	107,057
Switzerland – 1.0%
Syngenta AG	611	255,511
Thailand – 2.4%
PTT Exploration & Production PCL	49,541	251,215
PTT PCL NVDR	31,100	344,081

Total Thailand		595,296
United Kingdom – 12.6%
Anglo American PLC	6,299	161,835
Antofagasta PLC	13,498	201,681
BG Group PLC	5,169	88,614
BHP Billiton PLC	12,938	376,216
BP PLC	64,401	449,735
Fresnillo PLC	18,500	380,919
Rio Tinto PLC	6,583	308,375
Royal Dutch Shell PLC Class A(a)	13,044	421,684
Royal Dutch Shell PLC Class B	12,517	415,291
Tullow Oil PLC	3,033	56,693

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	105

Schedule of Investments (concluded)

WisdomTree Global Natural Resources Fund (GNAT)

March 28, 2013

Investments	Shares	Value

Xstrata PLC	16,716	$271,084

Total United Kingdom		3,132,127
United States – 18.9%
Apache Corp.	882	68,055
Archer-Daniels-Midland Co.	5,795	195,465
Baker Hughes, Inc.	3,173	147,259
CF Industries Holdings, Inc.	520	98,992
Chesapeake Energy Corp.(a)	9,806	200,141
Chevron Corp.	2,731	324,497
Cliffs Natural Resources, Inc.(a)	5,533	105,182
ConocoPhillips	7,946	477,555
Consol Energy, Inc.	5,345	179,859
Devon Energy Corp.	1,969	111,091
Diamond Offshore Drilling, Inc.(a)	8,298	577,209
Exxon Mobil Corp.	2,612	235,367
Freeport-McMoRan Copper & Gold, Inc.	8,229	272,380
Halliburton Co.	3,439	138,970
Marathon Oil Corp.	8,564	288,778
Monsanto Co.	1,644	173,656
Noble Energy, Inc.	1,039	120,171
Occidental Petroleum Corp.	2,428	190,282
Peabody Energy Corp.	5,259	111,228
Southern Copper Corp.	18,612	699,253

Total United States		4,715,390
TOTAL COMMON STOCKS (Cost: $27,684,181)		24,743,694
EXCHANGE-TRADED FUND & NOTE – 0.6%
United States – 0.6%
iPath MSCI India Index ETN*(a)	2,233	127,639
WisdomTree Global Equity Income Fund(b)	606	26,991

TOTAL EXCHANGE-TRADED FUND & NOTE (Cost: $143,139)		154,630
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 13.4%
United States – 13.4%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(c)
(Cost: $3,346,854)(d)	3,346,854	3,346,854
TOTAL INVESTMENTS IN SECURITIES – 113.1% (Cost: $31,174,174)		28,245,178
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (13.1)%		(3,281,376)

NET ASSETS – 100.0%		$24,963,802

ADR – American Depositary Receipt

ETN – Exchange Traded Note

GDR – Global Depositary Receipt

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 28, 2013 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of March 28, 2013.

(d)	At March 28, 2013, the total market value of the Fund’s securities on loan was $3,209,731 and the total market value of the collateral held by the Fund was $3,346,854.

See Notes to Financial Statements.

106	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree Global ex-U.S. Utilities Fund (DBU)

March 28, 2013

Investments	Shares	Value

COMMON STOCKS – 98.9%
Australia – 3.0%
AGL Energy Ltd.	23,313	$385,477
Envestra Ltd.	677,847	745,557

Total Australia		1,131,034
Austria – 1.6%
EVN AG(a)	26,385	382,855
Verbund AG	9,820	213,232

Total Austria		596,087
Belgium – 1.1%
Elia System Operator S.A./N.V.(a)	9,849	422,413
Brazil – 9.7%
AES Tiete S.A.	62,800	545,044
Centrais Eletricas Brasileiras S.A.	87,400	302,986
Cia de Saneamento Basico do Estado de Sao Paulo	6,200	296,417
Cia de Saneamento de Minas Gerais-COPASA	9,600	234,959
Cia Energetica de Minas Gerais	41,850	486,297
CPFL Energia S.A.	39,800	416,485
EDP-Energias do Brasil S.A.	70,600	441,874
Light S.A.	50,300	498,921
Tractebel Energia S.A.	22,900	394,548

Total Brazil		3,617,531
Canada – 7.8%
Atco Ltd. Class I	1,802	163,039
Atlantic Power Corp.	38,149	187,750
Canadian Utilities Ltd. Class A	2,912	230,764
Capital Power Corp.	13,553	282,813
Emera, Inc.	9,633	332,810
Fortis, Inc.(a)	8,247	277,214
Just Energy Group, Inc.(a)	78,169	513,202
Northland Power, Inc.	26,065	474,632
TransAlta Corp.(a)	30,796	450,141

Total Canada		2,912,365
Chile – 6.5%
AES Gener S.A.	518,518	355,252
Aguas Andinas S.A. Class A	767,451	618,337
E.CL S.A.	117,459	250,330
Empresa Nacional de Electricidad S.A.	162,229	286,548
Enersis S.A.	715,509	276,512
Inversiones Aguas Metropolitanas S.A.	315,731	664,772

Total Chile		2,451,751
China – 0.8%
China Longyuan Power Group Corp. Class H	200,100	181,472
Huaneng Power International, Inc. Class H	122,975	131,171

Total China		312,643
Czech Republic – 1.1%
CEZ AS	14,477	424,663
Finland – 1.6%
Fortum Oyj	29,481	595,105

France – 7.5%
EDF S.A.	28,442	$546,374
GDF Suez	34,771	670,634
Rubis	5,921	361,302
Suez Environnement Co.	48,363	617,862
Veolia Environnement S.A.	49,141	620,797

Total France		2,816,969
Germany – 2.7%
E.ON SE	27,905	488,043
RWE AG	14,340	535,386

Total Germany		1,023,429
Hong Kong – 4.2%
China Resources Power Holdings Co., Ltd.	98,100	293,820
CLP Holdings Ltd.	37,822	331,317
Guangdong Investment Ltd.	364,600	320,325
Hong Kong & China Gas Co., Ltd.	67,164	195,972
Power Assets Holdings Ltd.	45,886	432,990

Total Hong Kong		1,574,424
Indonesia – 1.4%
Perusahaan Gas Negara Persero Tbk PT	867,000	530,862
Italy – 9.6%
A2A SpA(a)	360,236	214,313
Enel Green Power SpA	123,379	231,784
Enel SpA	294,383	962,431
Hera SpA	477,932	842,627
Snam SpA	138,435	632,130
Terna Rete Elettrica Nazionale SpA	174,939	725,584

Total Italy		3,608,869
Japan – 7.7%
Chubu Electric Power Co., Inc.	25,400	309,058
Chugoku Electric Power Co., Inc. (The)	20,400	266,228
Electric Power Development Co., Ltd.	10,642	270,860
Hokkaido Electric Power Co., Inc.	33,200	338,992
Hokuriku Electric Power Co.	22,300	274,896
Kansai Electric Power Co., Inc. (The)*	31,100	294,725
Kyushu Electric Power Co., Inc.*	34,500	351,532
Osaka Gas Co., Ltd.	53,000	231,685
Shikoku Electric Power Co., Inc.	11,661	165,948
Toho Gas Co., Ltd.(a)	24,000	152,648
Tokyo Gas Co., Ltd.	39,000	210,721

Total Japan		2,867,293
Malaysia – 1.6%
Petronas Gas Bhd	36,700	225,190
YTL Corp. Bhd	123,660	65,494
YTL Power International Bhd	642,900	303,127

Total Malaysia		593,811
New Zealand – 2.2%
Vector Ltd.	339,020	809,682
Philippines – 2.5%
Aboitiz Power Corp.	359,700	326,119
Energy Development Corp.	946,200	149,778

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	107

Schedule of Investments (concluded)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

March 28, 2013

Investments	Shares	Value

Manila Electric Co.	55,940	$447,684

Total Philippines		923,581
Poland – 3.3%
Enea S.A.	45,520	207,835
PGE S.A.	47,977	246,932
Tauron Polska Energia S.A.	583,320	767,609

Total Poland		1,222,376
Portugal – 3.3%
EDP-Energias de Portugal S.A.	396,187	1,222,002
Russia – 0.2%
Federal Hydrogenerating Co. JSC ADR	33,403	64,969
South Korea – 0.7%
Korea Gas Corp.	4,260	267,255
Spain – 6.8%
Acciona S.A.(a)	11,325	618,489
Enagas S.A.	33,995	792,956
Gas Natural SDG S.A.	27,375	485,452
Red Electrica Corp. S.A.	12,735	641,856

Total Spain		2,538,753
Thailand – 4.1%
Electricity Generating PCL	113,252	601,355
Glow Energy PCL	118,800	301,209
Ratchaburi Electricity Generating Holding PCL	305,272	622,844

Total Thailand		1,525,408
United Kingdom – 7.9%
Centrica PLC	83,226	464,679
Drax Group PLC	51,693	479,987
National Grid PLC	47,657	553,591
Pennon Group PLC	24,824	234,834
Severn Trent PLC	11,355	295,183
SSE PLC	23,072	519,900
United Utilities Group PLC	38,129	410,200

Total United Kingdom		2,958,374
TOTAL COMMON STOCKS (Cost: $40,971,800)		37,011,649
EXCHANGE-TRADED FUNDS & NOTES – 0.5%
United States – 0.5%
iPath MSCI India Index ETN*(a)	3,197	182,740
Wisdomtree Global ex-U.S. Real Estate Fund(b)	46	1,383

TOTAL EXCHANGE-TRADED FUNDS & NOTES (Cost: $168,920)		184,123

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 5.6%
United States – 5.6%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(c)
(Cost: $2,114,993)(d)	2,114,993	$2,114,993
TOTAL INVESTMENTS IN SECURITIES – 105.0% (Cost: $43,255,713)		39,310,765
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (5.0)%		(1,876,408)

NET ASSETS – 100.0%		$37,434,357

ADR – American Depositary Receipt

ETN – Exchange Traded Note

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at March 28, 2013 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of March 28, 2013.

(d)	At March 28, 2013, the total market value of the Fund’s securities on loan was $2,015,033 and the total market value of the collateral held by the Fund was $2,114,993.

See Notes to Financial Statements.

108	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

March 28, 2013

Investments	Shares	Value

COMMON STOCKS – 99.6%
Australia – 16.2%
Australand Property Group	191,391	$688,395
CFS Retail Property Trust	747,517	1,566,440
Commonwealth Property Office Fund	558,247	646,020
Dexus Property Group	1,069,845	1,159,981
GPT Group	405,715	1,569,248
Investa Office Fund	98,003	312,649
Lend Lease Group	94,073	1,000,373
Mirvac Group	879,461	1,485,348
Stockland	683,367	2,600,421
Westfield Group	460,592	5,210,062
Westfield Retail Trust	705,231	2,220,420

Total Australia		18,459,357
Belgium – 0.9%
Befimmo SCA Sicafi	7,678	488,874
Cofinimmo	4,874	559,215

Total Belgium		1,048,089
Brazil – 0.9%
BR Malls Participacoes S.A.	16,600	207,135
BR Properties S.A.	7,907	87,840
JHSF Participacoes S.A.*	72,000	274,952
LPS Brasil Consultoria de Imoveis S.A.	2,200	39,159
Multiplan Empreendimentos Imobiliarios S.A.	13,300	382,573

Total Brazil		991,659
Canada – 8.9%
Allied Properties Real Estate Investment Trust	8,478	275,632
Artis Real Estate Investment Trust	24,234	384,042
Boardwalk Real Estate Investment Trust	5,505	338,607
Brookfield Asset Management, Inc. Class A(a)	40,707	1,486,520
Brookfield Office Properties, Inc.	67,108	1,151,989
Calloway Real Estate Investment Trust(a)	23,168	667,709
Canadian Apartment Properties REIT(a)	15,864	393,809
Canadian Real Estate Investment Trust(a)	10,383	459,491
Chartwell Seniors Housing Real Estate Investment Trust(a)	37,473	408,682
Cominar Real Estate Investment Trust	17,779	403,897
Dundee Real Estate Investment Trust	15,163	546,999
First Capital Realty, Inc.(a)	32,238	601,319
Granite Real Estate, Inc.*	8,203	313,764
H&R Real Estate Investment Trust(a)	28,900	665,359
Primaris Retail Real Estate Investment Trust(a)	16,540	443,313
RioCan Real Estate Investment Trust(a)	55,809	1,527,133

Total Canada		10,068,265
Chile – 0.2%
Parque Arauco S.A.	73,243	189,135
China – 1.3%
Guangzhou R&F Properties Co., Ltd. Class H	853,600	1,431,711
Finland – 0.3%
Sponda Oyj	67,633	319,599

France – 10.4%
Fonciere des Regions	17,814	$1,397,202
Gecina S.A.	15,912	1,849,558
ICADE	11,166	978,155
Klepierre	42,989	1,691,670
Mercialys S.A.	29,109	597,127
Societe Immobiliere de Location pour l’Industrie et le Commerce	4,125	440,703
Unibail-Rodamco SE	20,989	4,897,171

Total France		11,851,586
Germany – 0.3%
Deutsche Euroshop AG	8,501	344,458
Hong Kong – 25.3%
Champion Real Estate Investment Trust(a)	1,373,000	712,796
Cheung Kong Holdings Ltd.	300,238	4,432,413
China Overseas Grand Oceans Group Ltd.(a)	41,300	54,480
China Overseas Land & Investment Ltd.	525,800	1,449,520
Franshion Properties China Ltd.	442,000	144,626
Hang Lung Group Ltd.	108,649	610,242
Hang Lung Properties Ltd.	594,283	2,220,145
Henderson Land Development Co., Ltd.	216,320	1,479,726
Hui Xian Real Estate Investment Trust	505,254	332,088
Hysan Development Co., Ltd.	107,115	540,912
Kowloon Development Co., Ltd.	316,398	425,524
Link REIT (The)	322,946	1,759,788
New World Development Co., Ltd.	936,682	1,585,541
Sino Land Co., Ltd.	833,735	1,413,429
Sino-Ocean Land Holdings Ltd.(a)	838,200	505,340
Sun Hung Kai Properties Ltd.	357,871	4,822,233
Swire Pacific Ltd. Class A	127,459	1,624,712
Swire Pacific Ltd. Class B	518,298	1,261,919
Wharf Holdings Ltd.	283,872	2,530,572
Wheelock & Co., Ltd.	71,231	379,432
Yuexiu Property Co., Ltd.	1,530,000	441,499

Total Hong Kong		28,726,937
Indonesia – 0.1%
Bumi Serpong Damai PT	285,153	51,352
Ciputra Development Tbk PT	532,769	59,212
Lippo Karawaci Tbk PT	435,500	61,398

Total Indonesia		171,962
Israel – 0.6%
Azrieli Group	11,839	329,997
Gazit-Globe Ltd.	28,538	389,327

Total Israel		719,324
Japan – 6.7%
Aeon Mall Co., Ltd.	5,700	173,631
Daito Trust Construction Co., Ltd.	14,100	1,208,743
Daiwa House Industry Co., Ltd.	62,000	1,210,062
Mitsubishi Estate Co., Ltd.	54,589	1,539,198
Mitsui Fudosan Co., Ltd.	59,308	1,685,503
Nomura Real Estate Holdings, Inc.	16,765	374,457
Sumitomo Real Estate Sales Co., Ltd.	1,010	60,480

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	109

Schedule of Investments (concluded)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

March 28, 2013

Investments	Shares	Value

Sumitomo Realty & Development Co., Ltd.	22,279	$863,720
Tokyo Tatemono Co., Ltd.	9,000	63,944
Tokyu Land Corp.	45,168	423,720

Total Japan		7,603,458
Malaysia – 0.8%
IGB Corp. Bhd	194,900	142,878
KLCC Property Holdings Bhd	202,000	434,465
SP Setia Bhd	344,800	367,460

Total Malaysia		944,803
Netherlands – 2.1%
Corio N.V.	31,172	1,456,817
Eurocommercial Properties N.V.	11,222	411,482
Wereldhave N.V.	7,945	550,203

Total Netherlands		2,418,502
Philippines – 1.1%
Ayala Land, Inc.	531,000	425,477
Robinsons Land Corp.	283,900	177,394
SM Prime Holdings, Inc.	1,432,275	670,337

Total Philippines		1,273,208
Russia – 0.2%
LSR Group OJSC GDR	56,194	243,320
Singapore – 10.8%
Ascendas Real Estate Investment Trust	544,901	1,141,982
CapitaCommercial Trust(a)	730,635	933,465
CapitaLand Ltd.	504,589	1,435,756
CapitaMall Trust	700,786	1,180,592
CapitaMalls Asia Ltd.	327,000	540,343
CDL Hospitality Trusts	252,432	417,125
City Developments Ltd.	32,103	293,186
Fragrance Group Ltd.	330,136	67,858
Frasers Centrepoint Trust	208,000	358,794
GuocoLand Ltd.(a)	159,000	297,340
Keppel Land Ltd.	410,168	1,302,646
K-REIT Asia(a)	515,000	564,566
Mapletree Commercial Trust	463,508	502,514
Mapletree Industrial Trust	430,569	487,627
Mapletree Logistics Trust	732,187	717,078
Singapore Land Ltd.	22,000	164,920
Suntec Real Estate Investment Trust	720,828	1,045,857
UOL Group Ltd.	105,000	590,763
Wheelock Properties Singapore Ltd.	180,000	279,300

Total Singapore		12,321,712
South Africa – 3.1%
Capital Property Fund	343,493	417,458
Growthpoint Properties Ltd.	416,274	1,222,807
Hyprop Investments Ltd.	45,922	366,147
Redefine Properties Ltd.(a)	939,036	1,013,298
Resilient Property Income Fund Ltd.	76,496	454,418

Total South Africa		3,474,128
Sweden – 1.0%
Castellum AB(a)	34,873	497,726

Fabege AB(a)	40,993	$419,891
Hufvudstaden AB Class A	22,199	279,280

Total Sweden		1,196,897
Switzerland – 0.7%
Swiss Prime Site AG	9,241	749,956
Taiwan – 1.3%
Farglory Land Development Co., Ltd.	402,000	736,714
Highwealth Construction Corp.	314,800	655,866
Ruentex Development Co., Ltd.	38,000	77,392

Total Taiwan		1,469,972
Thailand – 1.0%
Land and Houses PCL NVDR	2,502,086	1,093,621
Turkey – 0.3%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	213,265	340,611
United Kingdom – 5.1%
British Land Co. PLC	172,806	1,426,130
Capital Shopping Centres Group PLC	179,549	911,423
Derwent London PLC	8,531	278,768
Great Portland Estates PLC	6,372	47,981
Hammerson PLC	113,796	849,972
Land Securities Group PLC	112,668	1,418,260
Segro PLC	213,080	822,791

Total United Kingdom		5,755,325
TOTAL COMMON STOCKS (Cost: $95,544,728)		113,207,595
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 8.6%
United States – 8.6%
Dreyfus Institutional Preferred Money Market Fund, 0.09%(b)
(Cost: $9,768,233)(c)	9,768,233	9,768,233
TOTAL INVESTMENTS IN SECURITIES – 108.2% (Cost: $105,312,961)		122,975,828
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (8.2)%		(9,345,006)

NET ASSETS – 100.0%		$113,630,822
GDR – Global Depositary Receipt

NVDR – Non-Voting Depository Receipt

REIT – Real Estate Investment Trust

(a)	Security, or portion thereof, was on loan at March 28, 2013 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 28, 2013.

(c)	At March 28, 2013, the total market value of the Fund’s securities on loan was $9,235,591 and the total market value of the collateral held by the Fund was $9,768,233.

See Notes to Financial Statements.

110	WisdomTree International Dividend and Sector Funds

Schedule of Investments

WisdomTree China Dividend ex-Financials Fund (CHXF)

March 28, 2013

Investments	Shares	Value
COMMON STOCKS – 99.8%
China – 99.8%
Automobiles – 3.3%
Dongfeng Motor Group Co., Ltd. Class H	420,000	$589,747
Geely Automobile Holdings Ltd.	305,000	148,126
Guangzhou Automobile Group Co., Ltd. Class H	560,000	473,962

Total Automobiles		1,211,835
Beverages – 0.5%
Tsingtao Brewery Co., Ltd. Class H	28,000	178,547
Chemicals – 1.7%
China Bluechemical Ltd. Class H	504,000	312,295
Yingde Gases	259,000	288,606

Total Chemicals		600,901
Communications Equipment – 1.7%
AAC Technologies Holdings, Inc.	91,000	437,260
ZTE Corp. Class H(a)	106,400	183,669

Total Communications Equipment		620,929
Computers & Peripherals – 2.2%
Lenovo Group Ltd.	812,000	806,493
Construction & Engineering – 5.2%
China Communications Construction Co., Ltd. Class H	1,041,000	968,229
China Railway Construction Corp., Ltd. Class H	304,500	288,706
China Railway Group Ltd. Class H	642,000	326,680
China State Construction International Holdings Ltd.	224,000	306,452

Total Construction & Engineering		1,890,067
Construction Materials – 6.1%
Anhui Conch Cement Co., Ltd. Class H	196,000	650,165
China National Building Material Co., Ltd. Class H	672,000	845,773
China Resources Cement Holdings Ltd.(a)	420,000	237,522
China Shanshui Cement Group Ltd.	850,000	488,364

Total Construction Materials		2,221,824
Diversified Telecommunication Services – 5.1%
China Communications Services Corp., Ltd. Class H	420,000	271,067
China Telecom Corp., Ltd. Class H	2,180,000	1,098,053
China Unicom Hong Kong Ltd.(a)	364,000	487,669

Total Diversified Telecommunication Services		1,856,789
Electronic Equipment, Instruments & Components – 1.5%
Digital China Holdings Ltd.	154,000	208,305
Kingboard Chemical Holdings Ltd.	119,000	338,789

Total Electronic Equipment, Instruments & Components		547,094
Energy Equipment & Services – 0.6%
China Oilfield Services Ltd. Class H	112,000	234,600
Food & Staples Retailing – 2.0%
China Resources Enterprise Ltd.	196,000	580,730
Wumart Stores, Inc. Class H	84,000	151,928

Total Food & Staples Retailing		732,658

Investments	Shares	Value
Food Products – 7.2%
China Agri-Industries Holdings Ltd.	490,000	$253,122
China Mengniu Dairy Co., Ltd.	132,000	379,200
Tingyi Cayman Islands Holding Corp.	224,000	584,337
Want Want China Holdings Ltd.	922,000	1,413,409

Total Food Products		2,630,068
Gas Utilities – 1.2%
China Resources Gas Group Ltd.	52,000	144,358
Enn Energy Holdings Ltd.	56,000	310,203

Total Gas Utilities		454,561
Health Care Equipment & Supplies – 0.3%
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	112,000	101,429
Health Care Providers & Services – 0.5%
Sinopharm Group Co., Ltd. Class H	61,600	198,783
Independent Power Producers & Energy Traders – 5.2%
China Longyuan Power Group Corp. Class H	336,000	304,721
China Resources Power Holdings Co., Ltd.	252,000	754,768
Datang International Power Generation Co., Ltd. Class H	1,176,000	519,627
Huaneng Power International, Inc. Class H	308,000	328,527

Total Independent Power Producers & Energy Traders		1,907,643
Industrial Conglomerates – 3.9%
Beijing Enterprises Holdings Ltd.	56,000	431,399
Citic Pacific Ltd.(a)	443,000	575,247
Shanghai Industrial Holdings Ltd.	126,000	396,050

Total Industrial Conglomerates		1,402,696
Internet Software & Services – 2.2%
Tencent Holdings Ltd.	25,200	801,190
Metals & Mining – 5.4%
Jiangxi Copper Co., Ltd. Class H	462,000	1,020,100
Zhaojin Mining Industry Co., Ltd. Class H	175,000	234,907
Zijin Mining Group Co., Ltd. Class H(a)	2,096,000	691,228

Total Metals & Mining		1,946,235
Multiline Retail – 1.6%
Golden Eagle Retail Group Ltd.	70,000	126,246
Intime Department Store Group Co., Ltd.	231,000	262,464
Parkson Retail Group Ltd.	295,000	175,571

Total Multiline Retail		564,281
Oil, Gas & Consumable Fuels – 23.4%
China Coal Energy Co., Ltd. Class H	612,000	545,566
China Petroleum & Chemical Corp. Class H	1,680,000	1,978,087
China Shenhua Energy Co., Ltd. Class H	420,000	1,525,768
CNOOC Ltd.	812,000	1,560,684
Kunlun Energy Co., Ltd.	280,000	595,158
PetroChina Co., Ltd. Class H	1,288,000	1,689,093
Yanzhou Coal Mining Co., Ltd. Class H	448,000	603,670

Total Oil, Gas & Consumable Fuels		8,498,026
Paper & Forest Products – 1.1%
Nine Dragons Paper Holdings Ltd.(a)	420,000	394,427

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	111

Schedule of Investments (concluded)

WisdomTree China Dividend ex-Financials Fund (CHXF)

March 28, 2013

Investments	Shares	Value
Personal Products – 3.2%
Hengan International Group Co., Ltd.	119,000	$1,164,300
Specialty Retail – 0.3%
Zhongsheng Group Holdings Ltd.	77,000	93,241
Textiles, Apparel & Luxury Goods – 0.5%
Daphne International Holdings Ltd.	140,000	175,842
Transportation Infrastructure – 4.7%
China Merchants Holdings International Co., Ltd.	280,000	917,985
Cosco Pacific Ltd.	560,000	807,971

Total Transportation Infrastructure		1,725,956
Water Utilities – 1.4%
Guangdong Investment Ltd.	560,000	491,997
Wireless Telecommunication Services – 7.8%
China Mobile Ltd.	266,000	2,816,719
TOTAL COMMON STOCKS (Cost: $36,700,802)		36,269,131
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 6.5%
United States – 6.5%
Dreyfus Institutional Preferred Money Market Fund 0.09%(b)
(Cost: $2,342,915)(c)	2,342,915	2,342,915
TOTAL INVESTMENTS IN SECURITIES – 106.3% (Cost: $39,043,717)		38,612,046
Liabilities in Excess of Other Assets – (6.3)%		(2,280,664)

NET ASSETS – 100.0%		$36,331,382

(a)	Security, or portion thereof, was on loan at March 28, 2013 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of March 28, 2013.

(c)	At March 28, 2013, the total market value of the Fund’s securities on loan was $2,190,927 and the total market value of the collateral held by the Fund was $2,342,915.

See Notes to Financial Statements.

112	WisdomTree International Dividend and Sector Funds

Statements of Assets and Liabilities

WisdomTree International Dividend and Sector Funds

March 28, 2013

	WisdomTree DEFA Fund	WisdomTree DEFA Equity Income Fund	WisdomTree Global Equity Income Fund	WisdomTree Europe SmallCap Dividend Fund	WisdomTree Japan Hedged Equity Fund
ASSETS:

Investments, at cost	$452,455,259	$206,444,777	$98,737,050	$62,109,486	$6,679,810,892

Investment in affiliates, at cost (Note 7)	—	464,483	167,416	—	—

Foreign currency, at cost	1,267,420	85,259	74,361	109,972	1,352,633
Investments in securities, at value (including securities on loan) (Note 2)	492,298,109	220,682,402	108,787,664	66,397,578	6,938,079,132

Investment in affiliates, at value (Note 7)	—	465,814	168,903	—	—

Cash	68,154	—	5,902	1,076	2,088,348

Foreign currency, at value	1,269,303	85,588	74,287	110,205	1,352,681

Unrealized appreciation on foreign currency contracts	528	—	—	—	82,367,988

Receivables:

Dividends and interest	1,924,383	920,747	427,877	176,094	50,344,063

Investment securities sold	1,261,137	316,166	169,354	620,454	13,105,237

Foreign tax reclaims	691,622	229,053	75,556	28,261	—

Capital shares sold	—	—	—	—	60,381,354
Total Assets	497,513,236	222,699,770	109,709,543	67,333,668	7,147,718,803
LIABILITIES:

Due to custodian	—	308,116	—	—	—

Unrealized depreciation on foreign currency contracts	1,091	152	298	—	17,187,959

Payables:

Investment of cash collateral for securities loaned (Note 2)	37,119,067	13,288,926	5,952,460	5,870,668	1,339,844,620

Investment securities purchased	1,614,924	—	238,006	560,710	156,198,599

Advisory fees (Note 3)	169,454	91,486	45,391	27,603	1,838,183

Service fees (Note 2)	1,557	696	345	209	16,850
Total Liabilities	38,906,093	13,689,376	6,236,500	6,459,190	1,515,086,211
NET ASSETS	$458,607,143	$209,010,394	$103,473,043	$60,874,478	$5,632,632,592
NET ASSETS:

Paid-in capital	$661,422,386	$286,400,076	$117,916,875	$83,835,119	$5,188,422,875

Undistributed net investment income	1,552,543	548,486	203,710	311,362	51,853,913

Accumulated net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	(244,222,453)	(92,182,436)	(24,700,282)	(27,560,558)	68,882,851

Net unrealized appreciation on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	39,854,667	14,244,268	10,052,740	4,288,555	323,472,953
NET ASSETS	$458,607,143	$209,010,394	$103,473,043	$60,874,478	$5,632,632,592
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	9,600,000	5,050,000	2,350,000	1,450,000	131,150,000
Net asset value per share	$47.77	$41.39	$44.03	$41.98	$42.95
[1]	Market value of securities out on loan were as follows: $38,465,526, $13,074,624, $5,671,067, $5,477,979 and $1,382,560,401, respectively.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	113

Statements of Assets and Liabilities (continued)

WisdomTree International Dividend and Sector Funds

March 28, 2013

	WisdomTree Global ex-U.S. Growth Fund	WisdomTree Japan SmallCap Dividend Fund	WisdomTree Asia Pacific ex-Japan Fund	WisdomTree Australia Dividend Fund	WisdomTree International LargeCap Dividend Fund
ASSETS:

Investments, at cost	$87,965,833	$204,172,173	$86,625,436	$72,453,315	$203,364,413

Investment in affiliates, at cost (Note 7)	6,240	—	—	—	675

Foreign currency, at cost	82,512	—	234,698	32,268	333,003
Investments in securities, at value (including securities on loan) (Note 2)	94,117,989	221,487,618	96,838,004	85,025,030	219,987,235

Investment in affiliates, at value (Note 7)	6,626	—	—	—	675

Cash	48,605	—	2,104	39,246	43,299

Foreign currency, at value	82,276	—	234,402	32,268	333,044

Unrealized appreciation on foreign currency contracts	—	—	—	—	310

Receivables:

Dividends and interest	149,175	2,072,522	317,337	660,690	826,905

Foreign tax reclaims	10,668	—	3,149	—	310,342

Capital shares sold	—	7,255,798	—	—	2,288,470

Investment securities sold	—	2,166,602	—	—	807,455
Total Assets	94,415,339	232,982,540	97,394,996	85,757,234	224,597,735
LIABILITIES:

Due to custodian	—	245,431	—	—	—

Unrealized depreciation on foreign currency contracts	—	36	—	—	649

Payables:

Investment of cash collateral for securities loaned (Note 2)	6,399,005	31,073,274	1,172,426	8,530,037	10,651,082

Investment securities purchased	—	8,671,751	—	—	3,327,153

Advisory fees (Note 3)	39,421	77,295	35,656	33,762	77,212

Service fees (Note 2)	299	587	327	256	709
Total Liabilities	6,438,725	40,068,374	1,208,409	8,564,055	14,056,805
NET ASSETS	$87,976,614	$192,914,166	$96,186,587	$77,193,179	$210,540,930
NET ASSETS:

Paid-in capital	$103,197,878	$199,136,807	$108,278,196	$84,782,414	$250,645,283

Undistributed net investment income	80,764	3,074,610	17,900	85,220	494,609

Accumulated net realized loss on investments, forward foreign currency contracts and foreign currency related transactions	(21,452,179)	(26,608,587)	(22,322,757)	(20,255,115)	(57,228,341)

Net unrealized appreciation on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	6,150,151	17,311,336	10,213,248	12,580,660	16,629,379
NET ASSETS	$87,976,614	$192,914,166	$96,186,587	$77,193,179	$210,540,930
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	1,700,000	3,950,000	1,400,000	1,200,000	4,600,000
Net asset value per share	$51.75	$48.84	$68.70	$64.33	$45.77
[1]	Market value of securities out on loan were as follows: $6,087,454, $29,068,790, $1,100,130, $8,087,650 and $12,505,669, respectively.

See Notes to Financial Statements.

114	WisdomTree International Dividend and Sector Funds

Statements of Assets and Liabilities (continued)

WisdomTree International Dividend and Sector Funds

March 28, 2013

	WisdomTree International Dividend ex-Financials Fund	WisdomTree International MidCap Dividend Fund	WisdomTree International SmallCap Dividend Fund	WisdomTree Emerging Markets Equity Income Fund	WisdomTree Emerging Markets SmallCap Dividend Fund
ASSETS:

Investments, at cost	$326,052,687	$118,329,075	$551,137,846	$5,562,059,927	$1,272,568,853

Investment in affiliates, at cost (Note 7)	24,417	319,960	728,264	—	14,341

Foreign currency, at cost	187,909	410,523	1,443,505	6,606,346	8,712,094
Investments in securities, at value (including securities on loan) (Note 2)[1]	359,966,572	133,621,950	647,077,266	5,802,685,102	1,492,748,474

Investment in affiliates, at value (Note 7)	27,106	380,817	728,325	—	15,582

Cash	—	9,474	—	2,491,290	2,300,331

Foreign currency, at value	187,806	410,126	1,443,220	6,587,904	8,729,200

Unrealized appreciation on foreign currency contracts	—	—	33	1,711	1,446

Receivables:

Dividends and interest	1,090,668	510,850	4,021,904	14,049,170	4,976,677

Investment securities sold	637,493	150,823	4,787,167	230,057	15,073,321

Foreign tax reclaims	477,977	95,955	160,904	29,753	26,815

Capital shares sold	—	—	—	—	9,053,743
Total Assets	362,387,622	135,179,995	658,218,819	5,826,074,987	1,532,925,589
LIABILITIES:

Due to custodian	607,250	—	445,095	—	—

Unrealized depreciation on foreign currency contracts	203	45	3,099	—	12,139

Payables:

Investment of cash collateral for securities loaned (Note 2)	11,941,002	16,024,791	90,214,278	348,330,706	37,046,255

Investment securities purchased	—	32,343	5,171,853	—	21,068,425

Advisory fees (Note 3)	156,483	53,187	249,775	2,657,361	694,915

Service fees (Note 2)	1,188	405	1,895	18,559	4,854
Total Liabilities	12,706,126	16,110,771	96,085,995	351,006,626	58,826,588
NET ASSETS	$349,681,496	$119,069,224	$562,132,824	$5,475,068,361	$1,474,099,001
NET ASSETS:

Paid-in capital	$494,945,290	$192,450,189	$690,711,380	$5,569,577,776	$1,418,422,964

Undistributed net investment income	701,664	473,831	5,929,833	8,413,475	5,226,484

Accumulated net realized loss on investments, forward foreign currency contracts and foreign currency related transactions	(179,877,765)	(89,207,602)	(230,457,327)	(343,568,318)	(169,715,386)

Net unrealized appreciation on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	33,912,307	15,352,806	95,948,938	240,645,428	220,164,939
NET ASSETS	$349,681,496	$119,069,224	$562,132,824	$5,475,068,361	$1,474,099,001
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	8,300,000	2,300,000	10,150,000	99,900,000	28,800,000
Net asset value per share	$42.13	$51.77	$55.38	$54.81	$51.18
[1]	Market value of securities out on loan were as follows: $11,316,446, $14,765,069, $84,913,406, $320,203,950 and $34,229,135 respectively.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	115

Statements of Assets and Liabilities (continued)

WisdomTree International Dividend and Sector Funds

March 28, 2013

	WisdomTree Middle East Dividend Fund	WisdomTree Europe Hedged Equity Fund	WisdomTree Commodity Country Equity Fund	WisdomTree Global Natural Resources Fund	WisdomTree Global ex-U.S. Utilities Fund
ASSETS:

Investments, at cost	$12,590,683	$161,743,049	$25,367,623	$31,147,968	$43,254,338

Investment in affiliates, at cost (Note 7)	—	—	3,759	26,206	1,375

Foreign currency, at cost	88,557	6,272	16,404	11,666	28,476
Investments in securities, at value (including securities on loan) (Note 2)[1]	14,260,803	165,901,007	25,952,671	28,218,187	39,309,382

Investment in affiliates, at value (Note 7)	—	—	3,702	26,991	1,383

Cash	—	15,140	2,635	186,850	168,597

Foreign currency, at value	88,511	6,303	16,384	11,691	28,408

Unrealized appreciation on foreign currency contracts	—	871,878	—	203	417

Receivables:

Dividend and interest	179,406	33,405	121,335	52,282	191,415

Investment securities sold	24,663	—	—	204,599	455,299

Capital shares sold	—	105,230,000	—	—	721,929

Foreign tax reclaims	—	20,709	23,902	13,135	17,774
Total Assets	14,553,383	272,078,442	26,120,629	28,713,938	40,894,604
LIABILITIES:

Due to custodian	45,993	—	—	—	—

Unrealized depreciation on foreign currency contracts	133	313,777	21	30	351

Payables:

Investment of cash collateral for securities loaned (Note 2)	—	1,034,570	2,110,755	3,346,854	2,114,993

Investment securities purchased	—	106,181,496	—	391,749	1,328,431

Advisory fees (Note 3)	9,707	21,006	10,796	11,416	16,348

Service fees (Note 2)	49	159	82	87	124
Total Liabilities	55,882	107,551,008	2,121,654	3,750,136	3,460,247
NET ASSETS	$14,497,501	$164,527,434	$23,998,975	$24,963,802	$37,434,357
NET ASSETS:

Paid-in capital	$21,739,238	$163,603,047	$39,276,524	$43,540,558	$64,553,095

Undistributed (Distributions in excess of) net investment income	53,461	36,480	57,766	(419)	60,759

Accumulated net realized loss on investments, forward foreign currency contracts and foreign currency related transactions	(8,965,121)	(3,828,065)	(15,921,414)	(15,647,811)	(23,233,889)

Net unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	1,669,923	4,715,972	586,099	(2,928,526)	(3,945,608)
NET ASSETS	$14,497,501	$164,527,434	$23,998,975	$24,963,802	$37,434,357
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	900,000	3,300,000	750,000	1,100,000	2,100,000
Net asset value per share	$16.11	$49.86	$32.00	$22.69	$17.83
[1]	Market value of securities out on loan were as follows: $0, $984,471, $2,011,298, $3,209,731 and $2,015,033, respectively.

See Notes to Financial Statements.

116	WisdomTree International Dividend and Sector Funds

Statements of Assets and Liabilities (concluded)

WisdomTree International Dividend and Sector Funds

March 28, 2013

	WisdomTree Global ex-U.S. Real Estate Fund	WisdomTree China Dividend ex-Financials Fund
ASSETS:

Investments, at cost	$105,312,961	$39,043,717

Foreign currency, at cost	65,844	14,658
Investments in securities, at value (including securities on loan) (Note 2)[1]	122,975,828	38,612,046

Cash	8,198	64,392

Foreign currency, at value	66,174	14,657

Receivables:

Dividend and interest	328,244	1,219

Investment securities sold	61,308	—

Foreign tax reclaims	11,142	—
Total Assets	123,450,894	38,692,314
LIABILITIES:

Unrealized depreciation on foreign currency contracts	790	—

Payables:

Investment of cash collateral for securities loaned (Note 2)	9,768,233	2,342,915

Advisory fees (Note 3)	50,664	17,892

Service fees (Note 2)	385	125
Total Liabilities	9,820,072	2,360,932
NET ASSETS	$113,630,822	$36,331,382
NET ASSETS:

Paid-in capital	$161,567,505	$36,817,386

Undistributed (Distributions in excess of) net investment income	(7,214,396)	—

Accumulated net investment loss	—	(51,302)

Accumulated net realized loss on investments, forward foreign currency contracts and foreign currency related transactions	(58,385,768)	(3,030)

Net unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	17,663,481	(431,672)
NET ASSETS	$113,630,822	$36,331,382
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	3,800,000	700,002
Net asset value per share	$29.90	$51.90
[1]	Market value of securities out on loan were as follows: $9,235,591 and $2,190,927, respectively.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	117

Statements of Operations

WisdomTree International Dividend and Sector Funds

For the Year Ended March 28, 2013

	WisdomTree DEFA Fund	WisdomTree DEFA Equity Income Fund	WisdomTree Global Equity Income Fund	WisdomTree Europe SmallCap Dividend Fund	WisdomTree Japan Hedged Equity Fund
INVESTMENT INCOME:

Dividends[1]	$16,476,355	$8,736,821	$4,169,605	$1,280,376	$58,562,341

Dividends from affiliates (Note 7)	94,723	24,564	12,475	1,652	—

Interest	—	—	6	—	36

Securities lending income (Note 2)	618,053	303,354	108,895	66,363	359,649
Total investment income	17,189,131	9,064,739	4,290,981	1,348,391	58,922,026
EXPENSES:

Advisory fees (Note 3)	1,948,316	1,017,704	532,235	190,581	6,005,779

Service fees (Note 2)	17,859	7,721	4,037	1,445	55,053
Total expenses	1,966,175	1,025,425	536,272	192,026	6,060,832
Expense reimbursements/waivers (Note 3)	(2,004)	(1,039)	(79)	—	—
Net expenses	1,964,171	1,024,386	536,193	192,026	6,060,832
Net investment income	15,224,960	8,040,353	3,754,788	1,156,365	52,861,194
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(20,221,004)	(14,533,859)	(2,675,870)	(1,524,924)	(27,437,268)

Investment transactions from affiliates (Note 7)	12,665	42,780	18,944	9,966	—

In-kind redemptions	4,484,137	—	—	—	5,549,435

In-kind redemptions from affiliates (Note 7)	1,097	—	—	—	—

Forward foreign currency contracts and foreign currency related transactions	(46,490)	(19,070)	(13,751)	(9,032)	149,514,717
Net realized gain (loss)	(15,769,595)	(14,510,149)	(2,670,677)	(1,523,990)	127,626,884

Net change in unrealized appreciation (depreciation) from:

Investment transactions	46,587,551	26,721,374	8,347,406	3,865,005	255,808,044

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(20,683)	(1,136)	(270)	684	56,696,846
Net change in unrealized appreciation	46,566,868	26,720,238	8,347,136	3,865,689	312,504,890
Net realized and unrealized gain on investments	30,797,273	12,210,089	5,676,459	2,341,699	440,131,774
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$46,022,233	$20,250,442	$9,431,247	$3,498,064	$492,992,968
[1]	Net of foreign withholding tax of $1,432,234, $715,423, $337,912, $145,527 and $4,494,216, respectively.

See Notes to Financial Statements.

118	WisdomTree International Dividend and Sector Funds

Statements of Operations (continued)

WisdomTree International Dividend and Sector Funds

For the Year Ended March 28, 2013

	WisdomTree Global ex-U.S. Growth Fund	WisdomTree Japan SmallCap Dividend Fund	WisdomTree Asia Pacific ex-Japan Fund	WisdomTree Australia Dividend Fund	WisdomTree International LargeCap Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$2,140,336	$3,969,956	$3,514,148	$3,409,238	$7,452,647

Dividends from affiliates (Note 7)	9,790	961	18,851	—	18,497

Interest	6	14	2	2	—

Securities lending income (Note 2)	54,415	110,037	12,498	85,465	239,093
Total investment income	2,204,547	4,080,968	3,545,499	3,494,705	7,710,237
EXPENSES:

Advisory fees (Note 3)	385,477	975,328	424,706	382,591	870,877

Service fees (Note 2)	2,924	7,399	3,893	2,902	7,983
Total expenses	388,401	982,727	428,599	385,493	878,860
Expense reimbursements/waivers (Note 3)	(1,062)	(280)	(3,406)	—	(992)
Net expenses	387,339	982,447	425,193	385,493	877,868
Net investment income	1,817,208	3,098,521	3,120,306	3,109,212	6,832,369
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(7,761,797)	2,725,562	(2,019,255)	(3,483,674)	(9,574,707)

Investment transactions from affiliates (Note 7)	(65,376)	76,603	(497,396)	—	54,786

In-kind redemptions	470,184	4,793,207	931,418	1,191,902	—

In-kind redemptions from affiliates (Note 7)	—	(9)	3,436	—	—

Forward foreign currency contracts and foreign currency related transactions	(9,312)	4,190	(2,918)	1,851	(11,146)
Net realized gain (loss)	(7,366,301)	7,599,553	(1,584,715)	(2,289,921)	(9,531,067)

Net change in unrealized appreciation (depreciation) from:

Investment transactions	8,255,542	4,871,298	7,561,732	12,624,984	22,869,440

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(1,486)	(14,704)	4,605	22,628	(8,780)
Net change in unrealized appreciation	8,254,056	4,856,594	7,566,337	12,647,612	22,860,660
Net realized and unrealized gain on investments	887,755	12,456,147	5,981,622	10,357,691	13,329,593
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,704,963	$15,554,668	$9,101,928	$13,466,903	$20,161,962
[1]	Net of foreign withholding tax of $210,669, $302,454, $267,904, $24,581 and $626,983, respectively.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	119

Statements of Operations (continued)

WisdomTree International Dividend and Sector Funds

For the Year Ended March 28, 2013

	WisdomTree International Dividend ex-Financials Fund	WisdomTree International MidCap Dividend Fund	WisdomTree International SmallCap Dividend Fund	WisdomTree Emerging Markets Equity Income Fund	WisdomTree Emerging Markets SmallCap Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$16,666,477	$3,674,920	$17,863,892	$169,309,263	$33,210,881

Dividends from affiliates (Note 7)	30,213	15,039	9,452	—	50,059

Interest	29	12	36	1,130	—

Securities lending income (Note 2)	664,981	155,707	1,049,572	1,983,238	370,339
Total investment income	17,361,700	3,845,678	18,922,952	171,293,631	33,631,279
EXPENSES:

Advisory fees (Note 3)	1,948,817	585,282	2,526,895	27,287,985	6,777,556

Service fees (Note 2)	14,784	4,440	19,170	190,583	47,335
Total expenses	1,963,601	589,722	2,546,065	27,478,568	6,824,891
Expense reimbursements/waivers (Note 3)	(1,741)	(870)	(1,555)	(387)	(26,184)
Net expenses	1,961,860	588,852	2,544,510	27,478,181	6,798,707
Net investment income	15,399,840	3,256,826	16,378,442	143,815,450	26,832,572
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(33,323,871)	(9,301,826)	610,726	(244,845,342)	(122,342,710)

Investment transactions from affiliates (Note 7)	33,297	18,297	119,191	(129,934)	(960,163)

In-kind redemptions	2,178,270	527,823	824,542	47,459,461	34,839,120

In-kind redemptions from affiliates (Note 7)	(609)	(12)	84	—	(31,987)

Forward foreign currency contracts and foreign currency related transactions	(83,776)	(20,063)	(104,726)	(1,023,517)	(1,412,895)
Net realized gain (loss)	(31,196,689)	(8,775,781)	1,449,817	(198,539,332)	(89,908,635)

Net change in unrealized appreciation (depreciation) from:

Investment transactions	34,222,302	16,268,293	57,303,312	45,751,804	186,861,389

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(6,535)	(2,099)	22,759	167,663	(39,195)
Net change in unrealized appreciation	34,215,767	16,266,194	57,326,071	45,919,467	186,822,194
Net realized and unrealized gain (loss) on investments	3,019,078	7,490,413	58,775,888	(152,619,865)	96,913,559
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,418,918	$10,747,239	$75,154,330	$(8,804,415)	$123,746,131
[1]	Net of foreign withholding tax of $1,483,649, $343,106, $1,447,411, $22,731,862 and $5,513,621, respectively.

See Notes to Financial Statements.

120	WisdomTree International Dividend and Sector Funds

Statements of Operations (concluded)

WisdomTree International Dividend and Sector Funds

For the Year Ended March 28, 2013

	WisdomTree Middle East Dividend Fund	WisdomTree Europe Hedged Equity Fund[1]	WisdomTree Commodity Country Equity Fund	WisdomTree Global Natural Resources Fund	WisdomTree Global ex-U.S. Utilities Fund	WisdomTree Global ex-U.S. Real Estate Fund	WisdomTree China Dividend ex-Financials Fund [2]
INVESTMENT INCOME:

Dividends[3]	$657,507	$661,236	$1,116,197	$1,072,392	$1,512,240	$4,210,894	$12,860

Dividends from affiliates (Note 7)	—	3,974	2,661	2,475	6,748	7,384	—

Interest	2	—	2	5	—	—	—

Securities lending income (Note 2)	—	35,306	28,048	23,049	36,022	91,564	4,783
Total investment income	657,509	700,516	1,146,908	1,097,921	1,555,010	4,309,842	17,643
EXPENSES:

Advisory fees (Note 3)	105,839	150,684	155,019	157,901	188,239	622,628	91,557

Service fees (Note 2)	562	1,189	1,175	1,198	1,428	4,723	639

Custody and accounting	35,512	21,741	—	—	—	—	—

Professional fees	12,730	12,789	—	—	—	—	—

IOPV fees[4]	4,625	2,350	—	—	—	—	—

Pricing	3,903	306	—	—	—	—	—

Printing	3,258	3,371	—	—	—	—	—

Listing costs	1,626	1,251	—	—	—	—	—

Insurance	1,201	1,243	—	—	—	—	—

Compliance	469	469	—	—	—	—	—

Other	2,572	2,979	—	—	—	—	—
Total expenses	172,297	198,372	156,194	159,099	189,667	627,351	92,196
Expense reimbursements/waivers (Note 3)	(59,230)	(40,324)	—	(116)	(117)	(576)	—
Net expenses	113,067	158,048	156,194	158,983	189,550	626,775	92,196
Net investment income (loss)	544,442	542,468	990,714	938,938	1,365,460	3,683,067	(74,553)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(24,376)	(2,184,345)	(963,512)	(2,394,925)	(1,997,573)	(1,735,512)	(182)

Investment transactions from affiliates (Note 7)	—	6,588	(11,477)	(44,123)	(39,604)	(38,741)	—

In-kind redemptions	—	1,738,919	405,350	(31,682)	—	1,661,149	—

In-kind redemptions from affiliates (Note 7)	—	41	203	(4,306)	—	683	—

Forward foreign currency contracts and foreign currency related transactions	(6,718)	361,943	(12,657)	(468)	(20,514)	(15,640)	(67)
Net realized loss	(31,094)	(76,854)	(582,093)	(2,475,504)	(2,057,691)	(128,061)	(249)

Net change in unrealized appreciation (depreciation) from:

Investment transactions	448,916	3,421,646	981,470	(615,272)	361,001	18,238,886	(431,671)

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(182)	374,835	1,408	738	622	1,189	(1)
Net change in unrealized appreciation (depreciation)	448,734	3,796,481	982,878	(614,534)	361,623	18,240,075	(431,672)
Net realized and unrealized gain (loss) on investments	417,640	3,719,627	400,785	(3,090,038)	(1,696,068)	18,112,014	(431,921)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$962,082	$4,262,095	$1,391,499	$(2,151,100)	$(330,608)	$21,795,081	$(506,474)
[1]

This information reflects the investment objective and strategy of the WisdomTree International Hedged Equity Fund through August 29, 2012 and the investment obective and strategy of the WisdomTree Europe Hedged Equity Fund thereafter.

[2]	For the period September 19, 2012 (commencement of operations) through March 28, 2013.

[3]	Net of foreign withholding tax of $36,589, $82,387, $146,900, $104,531, $172,926, $375,827 and $105, respectively.

[4]	IOPV fees – Indicative Optimized Portfolio Value – is the real-time estimation of the net asset value of the Fund.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	121

Statements of Changes in Net Assets

WisdomTree International Dividend and Sector Funds

	WisdomTree DEFA Fund		WisdomTree DEFA Equity Income Fund		WisdomTree Global Equity Income Fund
	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$15,224,960	$16,719,464	$8,040,353	$6,939,284	$3,754,788	$3,461,871

Net realized gain (loss) on investments and foreign currency related transactions	(15,769,595)	3,695,261	(14,510,149)	(1,781,769)	(2,670,677)	1,392,233

Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	46,566,868	(53,411,664)	26,720,238	(14,029,609)	8,347,136	(6,516,677)
Net increase (decrease) in net assets resulting from operations	46,022,233	(32,996,939)	20,250,442	(8,872,094)	9,431,247	(1,662,573)
DIVIDENDS:

Net investment income	(15,025,057)	(16,801,126)	(7,776,245)	(6,808,884)	(3,714,651)	(3,425,601)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	68,901,531	33,703,878	20,726,716	60,036,022	6,452,418	18,244,724

Cost of shares redeemed	(26,493,980)	(56,700,428)	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	42,407,551	(22,996,550)	20,726,716	60,036,022	6,452,418	18,244,724
Net Increase (Decrease) in Net Assets	73,404,727	(72,794,615)	33,200,913	44,355,044	12,169,014	13,156,550
NET ASSETS:

Beginning of year	$385,202,416	$457,997,031	$175,809,481	$131,454,437	$91,304,029	$78,147,479

End of year	$458,607,143	$385,202,416	$209,010,394	$175,809,481	$103,473,043	$91,304,029
Undistributed net investment income included in net assets at end of year	$1,552,543	$1,022,525	$548,486	$299,938	$203,710	$173,689
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	8,650,000	9,250,000	4,550,000	3,000,000	2,200,000	1,750,000

Shares created	1,550,000	750,000	500,000	1,550,000	150,000	450,000

Shares redeemed	(600,000)	(1,350,000)	—	—	—	—
Shares outstanding, end of year	9,600,000	8,650,000	5,050,000	4,550,000	2,350,000	2,200,000

See Notes to Financial Statements.

122	WisdomTree International Dividend and Sector Funds

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend and Sector Funds

	WisdomTree Europe SmallCap Dividend Fund		WisdomTree Japan Hedged Equity Fund		WisdomTree Global ex-U.S. Growth Fund
	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,156,365	$950,619	$52,861,194	$11,763,154	$1,817,208	$1,562,331

Net realized gain (loss) on investments and foreign currency related transactions	(1,523,990)	(132,778)	127,626,884	(33,353,164)	(7,366,301)	4,494,549

Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	3,865,689	(3,235,995)	312,504,890	17,128,392	8,254,056	(9,406,513)
Net increase (decrease) in net assets resulting from operations	3,498,064	(2,418,154)	492,992,968	(4,461,618)	2,704,963	(3,349,633)
DIVIDENDS:
Net investment income	(1,076,479)	(1,249,779)	(13,375,411)	(9,560,131)	(1,788,342)	(1,502,577)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	29,785,014	7,023,711	4,678,791,825	401,748,182	36,131,419	54,279,646

Cost of shares redeemed	—	(3,576,495)	(132,483,552)	(276,000,932)	(4,845,560)	(43,099,447)
Net increase in net assets resulting from capital share transactions	29,785,014	3,447,216	4,546,308,273	125,747,250	31,285,859	11,180,199
Net Increase (Decrease) in Net Assets	32,206,599	(220,717)	5,025,925,830	111,725,501	32,202,480	6,327,989
NET ASSETS:

Beginning of year	$28,667,879	$28,888,596	$606,706,762	$494,981,261	$55,774,134	$49,446,145

End of year	$60,874,478	$28,667,879	$5,632,632,592	$606,706,762	$87,976,614	$55,774,134
Undistributed net investment income included in net assets at end of year	$311,362	$83,518	$51,853,913	$5,575,936	$80,764	$60,053
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	750,000	650,000	16,550,000	13,400,000	1,100,000	900,000

Shares created	700,000	200,000	118,700,000	11,400,000	700,000	1,000,000

Shares redeemed	—	(100,000)	(4,100,000)	(8,250,000)	(100,000)	(800,000)
Shares outstanding, end of year	1,450,000	750,000	131,150,000	16,550,000	1,700,000	1,100,000

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	123

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend and Sector Funds

	WisdomTree Japan SmallCap Dividend Fund		WisdomTree Asia Pacific ex-Japan Fund		WisdomTree Australia Dividend Fund
	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$3,098,521	$3,372,566	$3,120,306	$2,598,061	$3,109,212	$2,966,522

Net realized gain (loss) on investments and foreign currency related transactions	7,599,553	1,130,009	(1,584,715)	4,585,308	(2,289,921)	4,870,265

Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	4,856,594	8,065,427	7,566,337	(8,049,230)	12,647,612	(8,266,645)
Net increase (decrease) in net assets resulting from operations	15,554,668	12,568,002	9,101,928	(865,861)	13,466,903	(429,858)
DIVIDENDS:

Net investment income	(4,026,669)	(4,623,191)	(3,102,604)	(2,604,968)	(3,153,173)	(3,116,253)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	33,483,539	65,220,185	10,063,418	51,180,847	11,163,124	40,313,641

Cost of shares redeemed	(45,269,085)	(115,678,745)	(9,548,589)	(46,425,372)	(5,739,510)	(55,448,586)
Net increase (decrease) in net assets resulting from capital share transactions	(11,785,546)	(50,458,560)	514,829	4,755,475	5,423,614	(15,134,945)
Net Increase (Decrease) in Net Assets	(257,547)	(42,513,749)	6,514,153	1,284,646	15,737,344	(18,681,056)
NET ASSETS:

Beginning of year	$193,171,713	$235,685,462	$89,672,434	$88,387,788	$61,455,835	$80,136,891

End of year	$192,914,166	$193,171,713	$96,186,587	$89,672,434	$77,193,179	$61,455,835
Undistributed net investment income included in net assets at end of year	$3,074,610	$1,734,559	$17,900	$3,116	$85,220	$127,330
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	4,250,000	5,450,000	1,400,000	1,300,000	1,100,000	1,300,000

Shares created	750,000	1,550,000	150,000	800,000	200,000	700,000

Shares redeemed	(1,050,000)	(2,750,000)	(150,000)	(700,000)	(100,000)	(900,000)
Shares outstanding, end of year	3,950,000	4,250,000	1,400,000	1,400,000	1,200,000	1,100,000

See Notes to Financial Statements.

124	WisdomTree International Dividend and Sector Funds

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend and Sector Funds

	WisdomTree International LargeCap Dividend Fund		WisdomTree International Dividend ex-Financials Fund		WisdomTree International MidCap Dividend Fund
	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$6,832,369	$6,063,873	$15,399,840	$9,296,419	$3,256,826	$4,782,460

Net realized gain (loss) on investments and foreign currency related transactions	(9,531,067)	(712,258)	(31,196,689)	2,557,258	(8,775,781)	(3,830,338)

Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	22,860,660	(12,411,541)	34,215,767	(15,393,171)	16,266,194	(13,503,994)
Net increase (decrease) in net assets resulting from operations	20,161,962	(7,059,926)	18,418,918	(3,539,494)	10,747,239	(12,551,872)
DIVIDENDS:
Net investment income	(6,637,277)	(6,055,172)	(15,069,853)	(8,893,281)	(3,330,617)	(4,866,057)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	29,763,093	37,627,329	9,674,992	232,583,990	10,294,211	4,726,060

Cost of shares redeemed	—	(21,748,486)	(19,334,301)	(14,088,402)	(4,464,240)	(37,491,140)
Net increase (decrease) in net assets resulting from capital share transactions	29,763,093	15,878,843	(9,659,309)	218,495,588	5,829,971	(32,765,080)
Net Increase (Decrease) in Net Assets	43,287,778	2,763,745	(6,310,244)	206,062,813	13,246,593	(50,183,009)
NET ASSETS:

Beginning of year	$167,253,152	$164,489,407	$355,991,740	$149,928,927	$105,822,631	$156,005,640

End of year	$210,540,930	$167,253,152	$349,681,496	$355,991,740	$119,069,224	$105,822,631
Undistributed net investment income included in net assets at end of year	$494,609	$310,663	$701,664	$455,453	$473,831	$441,765
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	3,900,000	3,450,000	8,550,000	3,200,000	2,200,000	2,900,000

Shares created	700,000	900,000	250,000	5,700,000	200,000	100,000

Shares redeemed	—	(450,000)	(500,000)	(350,000)	(100,000)	(800,000)
Shares outstanding, end of year	4,600,000	3,900,000	8,300,000	8,550,000	2,300,000	2,200,000

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	125

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend and Sector Funds

	WisdomTree International SmallCap Dividend Fund		WisdomTree Emerging Markets Equity Income Fund		WisdomTree Emerging Markets SmallCap Dividend Fund
	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$16,378,442	$15,169,605	$143,815,450	$82,916,224	$26,832,572	$26,730,919

Net realized gain (loss) on investments and foreign currency related transactions	1,449,817	(3,736,816)	(198,539,332)	(17,309,221)	(89,908,635)	6,185,094

Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	57,326,071	(29,683,524)	45,919,467	279,971	186,822,194	(97,689,850)
Net increase (decrease) in net assets resulting from operations	75,154,330	(18,250,735)	(8,804,415)	65,886,974	123,746,131	(64,773,837)
DIVIDENDS:
Net investment income	(16,696,307)	(16,614,951)	(143,743,128)	(77,715,398)	(32,701,228)	(29,482,802)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	86,110,599	14,562,054	2,268,561,851	2,547,732,465	515,049,890	285,736,124

Cost of shares redeemed	(6,700,141)	(31,135,099)	(281,836,720)	(220,269,968)	(154,863,364)	(96,074,894)
Net increase (decrease) in net assets resulting from capital share transactions	79,410,458	(16,573,045)	1,986,725,131	2,327,462,497	360,186,526	189,661,230
Net Increase (Decrease) in Net Assets	137,868,481	(51,438,731)	1,834,177,588	2,315,634,073	451,231,429	95,404,591
NET ASSETS:

Beginning of year	$424,264,343	$475,703,074	$3,640,890,773	$1,325,256,700	$1,022,867,572	$927,462,981

End of year	$562,132,824	$424,264,343	$5,475,068,361	$3,640,890,773	$1,474,099,001	$1,022,867,572
Undistributed net investment income included in net assets at end of year	$5,929,833	$2,243,811	$8,413,475	$5,258,481	$5,226,484	$5,299,833
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	8,600,000	8,950,000	63,500,000	21,900,000	21,400,000	17,400,000

Shares created	1,700,000	300,000	41,900,000	45,400,000	11,000,000	5,900,000

Shares redeemed	(150,000)	(650,000)	(5,500,000)	(3,800,000)	(3,600,000)	(1,900,000)
Shares outstanding, end of year	10,150,000	8,600,000	99,900,000	63,500,000	28,800,000	21,400,000

See Notes to Financial Statements.

126	WisdomTree International Dividend and Sector Funds

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend and Sector Funds

	WisdomTree Middle East Dividend Fund		WisdomTree Europe Hedged Equity Fund		WisdomTree Commodity Country Equity Fund
	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 28, 2013[1]	For the Year Ended March 31, 2012	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$544,442	$922,631	$542,468	$783,466	$990,714	$1,242,054

Net realized gain (loss) on investments and foreign currency related transactions	(31,094)	(251,530)	(76,854)	210,038	(582,093)	3,319,868

Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	448,734	(646,606)	3,796,481	(1,882,498)	982,878	(5,938,566)
Net increase (decrease) in net assets resulting from operations	962,082	24,495	4,262,095	(888,994)	1,391,499	(1,376,644)
DIVIDENDS:
Net investment income	(643,257)	(1,062,273)	(518,343)	(714,387)	(1,000,096)	(1,222,114)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,623,047	—	159,985,470	6,765,094	—	—

Cost of shares redeemed	(1,482,861)	(4,494,772)	(21,164,937)	(4,623,324)	(7,831,378)	(9,134,398)
Net increase (decrease) in net assets resulting from capital share transactions	140,186	(4,494,772)	138,820,533	2,141,770	(7,831,378)	(9,134,398)
Net Increase (Decrease) in Net Assets	459,011	(5,532,550)	142,564,285	538,389	(7,439,975)	(11,733,156)
NET ASSETS:

Beginning of year	$14,038,490	$19,571,040	$21,963,149	$21,424,760	$31,438,950	$43,172,106

End of year	$14,497,501	$14,038,490	$164,527,434	$21,963,149	$23,998,975	$31,438,950
Undistributed net investment income included in net assets at end of year	$53,461	$151,353	$36,480	$62,976	$57,766	$76,664
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of year	900,000	1,200,000	500,000	450,002	1,000,000	1,300,000

Shares created	100,000	—	3,300,000	150,000	—	—

Shares redeemed	(100,000)	(300,000)	(500,000)	(100,002)	(250,000)	(300,000)
Shares outstanding, end of year	900,000	900,000	3,300,000	500,000	750,000	1,000,000
1.

This information reflects the investment objective and strategy of the WisdomTree International Hedged Equity Fund through August 29, 2012 and the investment objective and strategy of the WisdomTree Europe Hedged Equity Fund thereafter.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	127

Statements of Changes in Net Assets (concluded)

WisdomTree International Dividend and Sector Funds

	WisdomTree Global Natural Resources Fund		WisdomTree Global ex-U.S. Utilities Fund		WisdomTree Global ex-U.S. Real Estate Fund		WisdomTree China Dividend ex-Financials Fund
	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012	For the Period September 19, 2012[1] through March 28, 2013
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)	$938,938	$1,420,138	$1,365,460	$1,464,845	$3,683,067	$5,224,292	$(74,553)

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	(2,475,504)	(789,924)	(2,057,691)	(11,238,294)	(128,061)	2,346,944	(249)

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(614,534)	(7,617,125)	361,623	7,207,486	18,240,075	(13,825,355)	(431,672)
Net increase (decrease) in net assets resulting from operations	(2,151,100)	(6,986,911)	(330,608)	(2,565,963)	21,795,081	(6,254,119)	(506,474)
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(956,648)	(1,347,737)	(1,355,041)	(1,419,373)	(8,639,126)	(5,496,750)	—

Return of capital	(3,704)	—	—	—	—	(371,334)	—
Total dividends and distributions	(960,352)	(1,347,737)	(1,355,041)	(1,419,373)	(8,639,126)	(5,868,084)	—
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	4,039,593	8,879,058	1,931,981	4,505,270	20,078,805	36,837,756

Cost of shares redeemed	(3,376,742)	(13,525,579)	—	(5,041,058)	(12,251,624)	(22,405,761)	—
Net increase (decrease) in net assets resulting from capital share transactions	(3,376,742)	(9,485,986)	8,879,058	(3,109,077)	(7,746,354)	(2,326,956)	36,837,756
Net Increase (Decrease) in Net Assets	(6,488,194)	(17,820,634)	7,193,409	(7,094,413)	5,409,601	(14,449,159)	36,331,282
NET ASSETS:

Beginning of period	$31,451,996	$49,272,630	$30,240,948	$37,335,361	$108,221,221	$122,670,380	$100

End of period	$24,963,802	$31,451,996	$37,434,357	$30,240,948	$113,630,822	$108,221,221	$36,331,382

Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$(419)	$17,759	$60,759	$68,845	$(7,214,396)	$(4,245,470)	—

Accumulated net investment loss included in net assets at end of period	—	—	—	—	—	—	$(51,302)
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	1,250,000	1,650,000	1,600,000	1,750,000	4,100,000	4,250,000	2

Shares created	—	150,000	500,000	100,000	150,000	750,000	700,000

Shares redeemed	(150,000)	(550,000)	—	(250,000)	(450,000)	(900,000)	—
Shares outstanding, end of period	1,100,000	1,250,000	2,100,000	1,600,000	3,800,000	4,100,000	700,002
[1]	Commencement of investment operations.

See Notes to Financial Statements.

128	WisdomTree International Dividend and Sector Funds

Financial Highlights

WisdomTree International Dividend and Sector Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree DEFA Fund	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of year	$44.53	$49.51	$46.13	$32.00	$63.02
Investment operations:
Net investment income[1]	1.63	1.90	1.58	2.00	1.89
Net realized and unrealized gain (loss)	3.22	(4.99)	3.39	14.24	(31.04)
Total from investment operations	4.85	(3.09)	4.97	16.24	(29.15)
Dividends to shareholders:
Net investment income	(1.61)	(1.89)	(1.59)	(2.11)	(1.87)
Net asset value, end of year	$47.77	$44.53	$49.51	$46.13	$32.00

TOTAL RETURN[2]	11.42%	(6.18)%	11.33%	51.43%	(46.61)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$458,607	$385,202	$457,997	$435,906	$302,385
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements/waivers	0.48%[4]	0.48%	0.48%	0.19%*	0.48%
Expenses, prior to expense reimbursements/waivers	0.48%[4]	0.48%	0.48%	0.48%	0.48%
Net investment income	3.75%[4]	4.22%	3.50%	4.63%	4.01%
Portfolio turnover rate[5]	20%	27%	30%	97%	30%

WisdomTree DEFA Equity Income Fund	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of year	$38.64	$43.82	$41.85	$28.43	$60.10
Investment operations:
Net investment income[1]	1.74	1.90	1.75	1.56	2.45
Net realized and unrealized gain (loss)	2.70	(5.17)	2.01	13.44	(31.09)
Total from investment operations	4.44	(3.27)	3.76	15.00	(28.64)
Dividends to shareholders:
Net investment income	(1.69)	(1.91)	(1.79)	(1.58)	(3.03)
Net asset value, end of year	$41.39	$38.64	$43.82	$41.85	$28.43

TOTAL RETURN[2]	12.08%	(7.45)%	9.74%	53.57%	(48.27)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$209,010	$175,809	$131,454	$142,297	$88,123
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements/waivers	0.58%[4]	0.58%	0.58%	0.58%	0.58%
Expenses, prior to expense reimbursements/waivers	0.58%[4]	0.58%	0.58%	0.58%	0.58%
Net investment income	4.58%[4]	4.84%	4.39%	3.91%	5.27%
Portfolio turnover rate[5]	31%	32%	34%	36%	40%
*	Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the underlying funds that were paid indirectly by the Fund during the period when Fund operated as a “funds of funds”.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other Funds in which the Fund invests.

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	129

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global Equity Income Fund	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010[1]	For the Year Ended March 31, 2009
Net asset value, beginning of year	$41.50	$44.66	$40.99	$26.84	$58.90
Investment operations:
Net investment income[2]	1.68	1.86	1.52	2.07	2.32
Net realized and unrealized gain (loss)	2.51	(3.14)	3.63	14.28	(31.66)
Total from investment operations	4.19	(1.28)	5.15	16.35	(29.34)
Dividends to shareholders:
Net investment income	(1.66)	(1.88)	(1.48)	(2.20)	(2.72)
Net asset value, end of year	$44.03	$41.50	$44.66	$40.99	$26.84

TOTAL RETURN[3]	10.51%	(2.70)%	13.12%	62.13%	(50.56)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$103,473	$91,304	$78,147	$43,042	$18,787
Ratios to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.58%[5]	0.58%	0.58%	0.26%*	0.58%
Expenses, prior to expense reimbursements/waivers	0.58%[5]	0.58%	0.58%	0.58%	0.58%
Net investment income	4.10%[5]	4.53%	3.74%	5.49%	5.16%
Portfolio turnover rate[6]	32%	25%	35%	94%	47%

WisdomTree Europe SmallCap Dividend Fund	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of year	$38.22	$44.44	$37.62	$22.44	$58.47
Investment operations:
Net investment income[2]	1.32	1.44	1.09	0.99	2.50
Net realized and unrealized gain (loss)	3.82	(5.74)	6.85	15.37	(35.53)
Total from investment operations	5.14	(4.30)	7.94	16.36	(33.03)
Dividends to shareholders:
Net investment income	(1.38)	(1.92)	(1.12)	(1.18)	(3.00)
Net asset value, end of year	$41.98	$38.22	$44.44	$37.62	$22.44

TOTAL RETURN[3]	14.33%	(9.80)%	21.86%	74.18%	(56.75)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$60,874	$28,668	$28,889	$30,095	$13,467
Ratios to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.58%[5]	0.58%	0.58%	0.58%	0.58%
Expenses, prior to expense reimbursements/waivers	0.58%[5]	0.58%	0.58%	0.58%	0.58%
Net investment income	3.52%[5]	3.79%	2.81%	2.92%	6.03%
Portfolio turnover rate[6]	48%	58%	60%	55%	63%
*	Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the underlying funds that were paid indirectly by the Fund during the period when Fund operated as a “funds of funds”.

[1]

This information reflects the investment objective and strategy of the WisdomTree Europe Equity Income Fund through June 19, 2009 and the investment objective and strategy of the WisdomTree Global Equity Income Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2 and 3).

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other Funds in which the Fund invests.

[5]	Annualized.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

130	WisdomTree International Dividend and Sector Funds

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan Hedged Equity Fund	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of year	$36.66	$36.94	$42.12	$32.02	$48.34
Investment operations:
Net investment income[2]	1.54	0.81	1.79	0.73	0.57
Net realized and unrealized gain (loss)	5.30	(0.34)	(6.52)	9.89	(16.09)
Total from investment operations	6.84	0.47	(4.73)	10.62	(15.52)
Dividends to shareholders:
Net investment income	(0.55)	(0.75)	(0.45)	(0.52)	(0.80)
Net asset value, end of year	$42.95	$36.66	$36.94	$42.12	$32.02

TOTAL RETURN[3]	19.12%	1.46%	(11.25)%	33.33%	(32.36)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$5,632,633	$606,707	$494,981	$54,751	$19,212
Ratios to average net assets[7] of:
Expenses, net of expense reimbursements/waivers	0.48%[6]	0.48%	0.48%	0.48%	0.48%
Expenses, prior to expense reimbursements/waivers	0.48%[6]	0.48%	0.48%	0.48%	0.48%
Net investment income	4.22%[6]	2.41%	5.40%	1.72%	1.38%
Portfolio turnover rate[5]	36%	41%	28%	13%	11%

WisdomTree Global ex-U.S. Growth Fund	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010[1]	For the Year Ended March 31, 2009
Net asset value, beginning of year	$50.70	$54.94	$49.61	$35.41	$49.59
Investment operations:
Net investment income[2]	1.34	1.39	1.41	1.11	0.75
Net realized and unrealized gain (loss)	1.08	(4.32)	5.22	14.94	(13.89)
Total from investment operations	2.42	(2.93)	6.63	16.05	(13.14)
Dividends to shareholders:
Net investment income	(1.37)	(1.31)	(1.30)	(1.85)	(1.04)
Net asset value, end of year	$51.75	$50.70	$54.94	$49.61	$35.41

TOTAL RETURN[3]	5.03%	(5.20)%	13.67%	46.04%	(26.84)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$87,977	$55,774	$49,446	$24,805	$21,245
Ratios to average net assets[7] of:
Expenses, net of expense reimbursements/waivers	0.58%[6]	0.58%[4]	0.57%[4]	0.58%[4]	0.58%
Expenses, prior to expense reimbursements/waivers	0.58%[6]	0.58%	0.58%	0.58%	0.58%
Net investment income	2.72%[6]	2.73%	2.80%	2.54%	1.70%
Portfolio turnover rate[5]	59%	28%	68%	121%	47%
[1]

This information reflects the investment objective and strategy of the WisdomTree World ex-U.S. Growth Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Global ex-U.S. Growth Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expense had not been reimbursed/waived by the investment adviser (Note 2 and 3).

[4]

Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the WisdomTree India Earnings Fund that were paid indirectly by the Fund. The Fund invests a portion of its assets in the WisdomTree India Earnings Fund in order to achieve exposure to securities in India.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[6]	Annualized.

[7]	The ratios to average net assets do not include net investment income (loss) or expenses of other Funds in which the Fund invests.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	131

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan SmallCap Dividend Fund	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of year	$45.45	$43.25	$41.54	$31.47	$44.29
Investment operations:
Net investment income[2]	0.78	0.68	0.99	0.79	0.64
Net realized and unrealized gain (loss)	3.58	2.42	1.47	9.96	(12.97)
Total from investment operations	4.36	3.10	2.46	10.75	(12.33)
Dividends to shareholders:
Net investment income	(0.97)	(0.90)	(0.75)	(0.68)	(0.49)
Net asset value, end of year	$48.84	$45.45	$43.25	$41.54	$31.47

TOTAL RETURN[3]	9.97%	7.36%	6.02%	34.37%	(27.98)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$192,914	$193,172	$235,685	$157,850	$66,078
Ratios to average net assets[5] of:
Expenses, net of expense reimbursements/waivers	0.58%[4]	0.58%	0.58%	0.58%	0.58%
Expenses, prior to expense reimbursements/waivers	0.58%[4]	0.58%	0.58%	0.58%	0.58%
Net investment income	1.84%[4]	1.58%	2.51%	2.09%	1.68%
Portfolio turnover rate[6]	41%	36%	39%	45%	16%

WisdomTree Asia Pacific ex-Japan Fund	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012[1]	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of year	$64.05	$67.99	$61.40	$37.09	$73.00
Investment operations:
Net investment income [2]	2.27	2.14	2.51	1.79	2.86
Net realized and unrealized gain (loss)	4.65	(3.85)	6.59	24.23	(34.08)
Total from investment operations	6.92	(1.71)	9.10	26.02	(31.22)
Dividends to shareholders:
Net investment income	(2.27)	(2.23)	(2.51)	(1.71)	(4.69)
Net asset value, end of year	$68.70	$64.05	$67.99	$61.40	$37.09

TOTAL RETURN[3]	11.18%	(2.22)%	15.33%	70.97%	(42.77)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$96,187	$89,672	$88,388	$89,033	$37,086
Ratios to average net assets[5] of:
Expenses, net of expense reimbursements/waivers	0.48%[4]	0.48%	0.48%	0.48%	0.48%
Expenses, prior to expense reimbursements/waivers	0.48%[4]	0.48%	0.48%	0.48%	0.48%
Net investment income	3.53%[4]	3.42%	4.05%	3.11%	4.76%
Portfolio turnover rate[6]	26%	60%	27%	18%	31%
[1]

This information reflects the investment objective and strategy of the WisdomTree Pacific ex-Japan Total Dividend Fund Through June 19, 2011 and the investment objective and strategy of the WisdomTree Asia Pacific ex-Japan Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenes had not been reimbursed/waived by the investment adviser (Notes 2 and 3).

[4]	Annualized

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of other Funds in which the Fund invests.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

132	WisdomTree International Dividend and Sector Funds

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Australia Dividend Fund	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012[1]	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of year	$55.87	$61.64	$57.24	$30.80	$63.30
Investment operations:
Net investment income[2]	2.60	2.87	2.99	2.23	3.00
Net realized and unrealized gain (loss)	8.44	(5.48)	4.62	26.27	(31.22)
Total from investment operations	11.04	(2.61)	7.61	28.50	(28.22)
Dividends to shareholders:
Net investment income	(2.58)	(3.16)	(3.21)	(2.06)	(4.28)
Net asset value, end of year	$64.33	$55.87	$61.64	$57.24	$30.80

TOTAL RETURN[3]	20.49%	(3.86)%	14.03%	93.79%	(44.42)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$77,193	$61,456	$80,137	$117,339	$21,559
Ratios to average net assets[5] of:
Expenses, net of expense reimbursements/waivers	0.58%[6]	0.58%	0.58%	0.58%	0.58%
Expenses, prior to expense reimbursements/waivers	0.58%[6]	0.58%	0.58%	0.58%	0.58%
Net investment income	4.71%[6]	5.18%	5.42%	4.25%	6.25%
Portfolio turnover rate[4]	31%	68%	46%	25%	55%

WisdomTree International LargeCap Dividend Fund	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of year	$42.89	$47.68	$45.34	$31.57	$61.86
Investment operations:
Net investment income[2]	1.59	1.86	1.56	1.50	2.11
Net realized and unrealized gain (loss)	2.84	(4.75)	2.37	13.91	(29.98)
Total from investment operations	4.43	(2.89)	3.93	15.41	(27.87)
Dividends to shareholders:
Net investment income	(1.55)	(1.90)	(1.59)	(1.64)	(2.42)
Net asset value, end of year	$45.77	$42.89	$47.68	$45.34	$31.57

TOTAL RETURN[3]	10.80%	(6.02)%	9.21%	49.56%	(45.57)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$210,541	$167,253	$164,489	$149,624	$78,928
Ratios to average net assets[5] of:
Expenses, net of expense reimbursements/waivers	0.48%[6]	0.48%	0.48%	0.48%	0.48%
Expenses, prior to expense reimbursements/waivers	0.48%[6]	0.48%	0.48%	0.48%	0.48%
Net investment income	3.77%[6]	4.34%	3.56%	3.54%	4.38%
Portfolio turnover rate[4]	19%	23%	22%	26%	30%
[1]

This information reflects the investment objective and strategy of the WisdomTree Pacific ex-Japan Equity Income Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Australia Dividend Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2 and 3).

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of other Funds in which the Fund invests.

[6]	Annualized.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	133

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Dividend ex-Financials Fund	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010[1]	For the Year Ended March 31, 2009
Net asset value, beginning of year	$41.64	$46.85	$42.69	$28.46	$64.01
Investment operations:
Net investment income[2]	1.82	1.74	1.83	1.50	2.93
Net realized and unrealized gain (loss)	0.45	(5.11)	4.21	14.24	(34.43)
Total from investment operations	2.27	(3.37)	6.04	15.74	(31.50)
Dividends to shareholders:
Net investment income	(1.78)	(1.84)	(1.88)	(1.51)	(4.05)
Net asset value, end of year	$42.13	$41.64	$46.85	$42.69	$28.46

TOTAL RETURN[3]	5.98%	(7.24)%	14.93%	56.27%	(49.95)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$349,681	$355,992	$149,929	$164,338	$105,305
Ratios to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.58%[5]	0.58%	0.58%	0.58%	0.58%
Expenses, prior to expense reimbursements/waivers	0.58%[5]	0.58%	0.58%	0.58%	0.58%
Net investment income	4.58%[5]	4.20%	4.30%	3.81%	5.90%
Portfolio turnover rate[6]	50%	28%	52%	69%	55%

WisdomTree International MidCap Dividend Fund	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of year	$48.10	$53.80	$48.69	$31.55	$62.60
Investment operations:
Net investment income[2]	1.51	1.79	1.53	1.26	1.82
Net realized and unrealized gain (loss)	3.68	(5.69)	5.19	17.27	(30.64)
Total from investment operations	5.19	(3.90)	6.72	18.53	(28.82)
Dividends to shareholders:
Net investment income	(1.52)	(1.80)	(1.61)	(1.39)	(2.23)
Net asset value, end of year	$51.77	$48.10	$53.80	$48.69	$31.55

TOTAL RETURN[3]	11.32%	(7.21)%	14.38%	59.59%	(46.43)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$119,069	$105,823	$156,006	$146,069	$88,334
Ratios to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.58%[5]	0.58%	0.58%	0.58%	0.58%
Expenses, prior to expense reimbursements/waivers	0.58%[5]	0.58%	0.58%	0.58%	0.58%
Net investment income	3.23%[5]	3.69%	3.14%	2.88%	3.80%
Portfolio turnover rate[6]	38%	47%	40%	49%	32%
[1]

This information reflects the investment objective and strategy of the WisdomTree International Dividend Top 100 Fund through May 8, 2009 and the investment objective and strategy of the WisdomTree International Dividend ex-Financials Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenes had not been reimbursed/waived by the investment adviser (Notes 2 and 3).

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other Funds in which the Fund invests.

[5]	Annualized.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

134	WisdomTree International Dividend and Sector Funds

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International SmallCap Dividend Fund	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of year	$49.33	$53.15	$46.98	$29.08	$61.11
Investment operations:
Net investment income[1]	1.82	1.77	1.43	1.20	1.91
Net realized and unrealized gain (loss)	6.09	(3.66)	6.14	17.91	(31.83)
Total from investment operations	7.91	(1.89)	7.57	19.11	(29.92)
Dividends to shareholders:
Net investment income	(1.86)	(1.93)	(1.40)	(1.21)	(2.11)
Net asset value, end of year	$55.38	$49.33	$53.15	$46.98	$29.08

TOTAL RETURN[2]	16.78%	(3.41)%	16.64%	66.50%	(49.23)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$562,133	$424,264	$475,703	$429,870	$244,307
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements/waivers	0.58%[4]	0.58%	0.58%	0.58%	0.58%
Expenses, prior to expense reimbursements/waivers	0.58%[4]	0.58%	0.58%	0.58%	0.58%
Net investment income	3.76%[4]	3.65%	2.99%	2.87%	4.31%
Portfolio turnover rate[5]	56%	52%	55%	63%	43%

WisdomTree Emerging Markets Equity Income Fund	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of year	$57.34	$60.51	$52.02	$31.11	$51.82
Investment operations:
Net investment income[1]	1.78	2.25	1.89	1.48	2.01
Net realized and unrealized gain (loss)	(2.50)	(3.11)	8.55	21.00	(20.76)
Total from investment operations	(0.72)	(0.86)	10.44	22.48	(18.75)
Dividends to shareholders:
Net investment income	(1.81)	(2.31)	(1.95)	(1.57)	(1.96)
Net asset value, end of year	$54.81	$57.34	$60.51	$52.02	$31.11

TOTAL RETURN[2]	(1.05)%	(1.03)%	20.75%	73.33%	(36.21)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$5,475,068	$3,640,891	$1,325,257	$540,990	$177,355
Ratios to average net assets of:
Expenses, net of expense reimbursements/waivers	0.63%[4]	0.63%	0.63%	0.63%	0.63%
Expenses, prior to expense reimbursements/waivers	0.63%[4]	0.63%	0.63%	0.63%	0.63%
Net investment income	3.32%[4]	4.12%	3.47%	3.26%	4.96%
Portfolio turnover rate[5]	47%	37%	33%	44%	67%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenes had not been reimbursed/waived by the investment adviser (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other Funds in which the Fund invests.

[4]	Annualized

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	135

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets SmallCap Dividend Fund	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of year	$47.80	$53.30	$44.51	$24.62	$43.95
Investment operations:
Net investment income[1]	1.15	1.47	1.32	1.02	1.56
Net realized and unrealized gain (loss)	3.69	(5.31)	8.86	20.00	(19.57)
Total from investment operations	4.84	(3.84)	10.18	21.02	(18.01)
Dividends to shareholders:
Net investment income	(1.46)	(1.66)	(1.39)	(1.13)	(1.32)
Net asset value, end of year	$51.18	$47.80	$53.30	$44.51	$24.62

TOTAL RETURN[2]	10.58%	(6.88)%	23.38%	86.26%	(40.81)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$1,474,099	$1,022,868	$927,463	$342,754	$51,706
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements/waivers	0.63%[4]	0.63%[5]	0.63%[5]	0.63%[5]	0.63%
Expenses, prior to expense reimbursements/waivers	0.63%[4]	0.63%	0.63%	0.63%	0.63%
Net investment income	2.49%[4]	3.13%	2.68%	2.59%	4.98%
Portfolio turnover rate[6]	44%	53%	35%	38%	64%

WisdomTree Middle East Dividend Fund	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Period July 16, 2008* through March 31, 2009
Net asset value, beginning of year	$15.60	$16.31	$15.64	$12.13	$24.59
Investment operations:
Net investment income[1]	0.63	0.83	0.68	0.53	0.32
Net realized and unrealized gain (loss)	0.59	(0.61)	0.49	3.68	(12.78)
Total from investment operations	1.22	0.22	1.17	4.21	(12.46)
Dividends to shareholders:
Net investment income	(0.71)	(0.93)	(0.50)	(0.70)	—
Net asset value, end of period	$16.11	$15.60	$16.31	$15.64	$12.13

TOTAL RETURN[2]	8.46%	1.35%	7.95%	35.25%	(50.67)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$14,498	$14,038	$19,571	$12,515	$7,279
Ratios to average net assets[3] of:
Expenses, net of expense reimbursements/waivers	0.88%[4]	0.88%	0.88%	0.88%	0.88%[4]
Expenses, prior to expense reimbursements/waivers	1.35%[4]	1.83%	2.17%	1.30%	1.49%[4]
Net investment income	4.26%[4]	5.31%	4.33%	3.63%	2.86%[4]
Portfolio turnover rate[6]	52%	37%	50%	96%	26%
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenes had not been reimbursed/waived by the investment adviser (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other Funds in which the Fund invests.

[4]	Annualized.

[5]

Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the WisdomTree India Earnings Fund that were paid indirectly by the Fund. The Fund invests a portion of its assets in the WisdomTree India Earnings Fund in order to achieve exposure to securities in India.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

136	WisdomTree International Dividend and Sector Funds

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Europe Hedged Equity Fund	For the Year Ended March 28, 2013**	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Period December 31, 2009* through March 31, 2010
Net asset value, beginning of period	$43.93	$47.61	$47.72	$46.92
Investment operations:
Net investment income[2]	0.89	1.73	1.43	0.29
Net realized and unrealized gain (loss)	5.96	(3.84)	(0.02)	0.64
Total from investment operations	6.85	(2.11)	1.41	0.93
Dividends to shareholders:
Net investment income	(0.92)	(1.57)	(1.52)	(0.13)
Capital gains	—	—	—	(0.00)[3]
Total dividends to shareholders	(0.92)	(1.57)	(1.52)	(0.13)
Net asset value, end of period	$49.86	$43.93	$47.61	$47.72

TOTAL RETURN[4]	16.06%	(4.41)%	3.27%	1.98%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$164,527	$21,963	$21,425	$9,545
Ratios to average net assets[6] of:
Expenses, net of expense reimbursements/waivers	0.58%[5]	0.58%	0.58%	0.47%[5,8]
Expenses, prior to expense reimbursements/waivers	0.73%[5]	1.25%	1.65%	0.58%[5]
Net investment income	2.01%[5]	3.99%	3.11%	2.53%[5]
Portfolio turnover rate[7]	43%	42%	38%	79%

WisdomTree Commodity Country Equity Fund	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012[1]	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of year	$31.44	$33.21	$28.90	$16.04	$35.96
Investment operations:
Net investment income[2]	1.13	1.09	0.53	0.47	0.65
Net realized and unrealized gain (loss)	0.56	(1.76)	4.33	12.80	(19.29)
Total from investment operations	1.69	(0.67)	4.86	13.27	(18.64)
Dividends to shareholders:
Net investment income	(1.13)	(1.10)	(0.55)	(0.41)	(1.28)
Net asset value, end of year	$32.00	$31.44	$33.21	$28.90	$16.04

TOTAL RETURN[4]	5.72%	(1.77)%	17.31%	83.44%	(52.10)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$23,999	$31,439	$43,172	$49,137	$22,460
Ratios to average net assets[6] of:
Expenses, net of expense reimbursements/waivers	0.58%[5]	0.58%	0.58%	0.58%	0.58%
Expenses, prior to expense reimbursements/waivers	0.58%[5]	0.58%	0.58%	0.58%	0.58%
Net investment income	3.71%[5]	3.52%	1.86%	1.91%	2.21%
Portfolio turnover rate[7]	22%	116%	35%	25%	53%
*	Commencement of investment operations.

**	This information reflects the investment objective and strategy of the WisdomTree International International Hedged Equity Fund through August 29, 2012 and the investment objective and strategy of the WisdomTree Europe Hedged Equity Fund thereafter.

[1]

This information reflects the investment objective and strategy of the WisdomTree International Basic Materials Sector Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Commodity Country Equity Fund thereafter.

[2]	Based on average shares outstanding.

[3]	Amount is less than $0.005.

[4]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenes had not been reimbursed/waived by the investment adviser (Note 2 and 3).

[5]	Annualized.

[6]	The ratios to average net assets do not include net investment income (loss) or expenses of other Funds in which the Fund invests.

[7]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[8]	Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the underlying funds that were paid indirectly by the Fund during the period when Fund operated as a “funds of funds”.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	137

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global Natural Resources Fund	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012[1]	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of year	$25.16	$29.86	$24.63	$18.61	$31.98
Investment operations:
Net investment income[2]	0.80	0.93	0.72	0.80	1.01
Net realized and unrealized gain (loss)	(2.45)	(4.74)	5.19	6.07	(12.84)
Total from investment operations	(1.65)	(3.81)	5.91	6.87	(11.83)
Dividends to shareholders:
Net investment income	(0.82)	(0.89)	(0.68)	(0.85)	(1.54)
Return of Capital	(0.00)[8]	—	—	—	—
Total Distributions to Shareholders	(0.82)	(0.89)	(0.68)	(0.85)	(1.54)
Net asset value, end of year	$22.69	$25.16	$29.86	$24.63	$18.61

TOTAL RETURN[3]	(6.55)%	(12.70)%	24.74%	37.29%	(37.05)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$24,964	$31,452	$49,273	$45,569	$22,332
Ratios to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.58%[5]	0.58%	0.58%	0.58%	0.58%
Expenses, prior to expense reimbursements/waivers	0.58%[5]	0.58%	0.58%	0.58%	0.58%
Net investment income	3.45%[5]	3.54%	2.90%	3.36%	3.49%
Portfolio turnover rate[6]	38%	99%	32%	16%	38%

WisdomTree Global ex-U.S. Utilities Fund	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012[7]	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of year	$18.90	$21.33	$21.46	$17.78	$32.73
Investment operations:
Net investment income[2]	0.75	0.87	0.84	0.87	1.25
Net realized and unrealized gain (loss)	(1.06)	(2.45)	(0.06)	3.77	(14.74)
Total from investment operations	(0.33)	(1.58)	0.78	4.64	(13.49)
Dividends to shareholders:
Net investment income	(0.74)	(0.85)	(0.91)	(0.96)	(1.46)
Net asset value, end of year	$17.83	$18.90	$21.33	$21.46	$17.78

TOTAL RETURN[3]	(1.54)%	(7.41)%	4.27%	26.42%	(42.00)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$37,434	$30,241	$37,335	$49,348	$28,455
Ratios to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.58%[5]	0.58%	0.58%	0.58%	0.58%
Expenses, prior to expense reimbursements/waivers	0.58%[5]	0.58%	0.58%	0.58%	0.58%
Net investment income	4.21%[5]	4.48%	4.22%	4.17%	4.53%
Portfolio turnover rate[6]	33%	66%	19%	17%	50%
[1]

This information reflects the investment objective and strategy of the WisdomTree International Energy Sector Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Global Natural Resources Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an intial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expense had not been reimbursed/waived by the investment adviser (Notes 2 and 3).

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other Funds in which the Fund invests.

[5]	Annualized.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[7]

This information reflects the investment objective and strategy of the WisdomTree International Utilities Sector through June 19, 2011 and the investment objective and strategy of the WisdomTree Global ex-U.S.Utilities Fund thereafter.

[8]	Amount is less than $0.005.

See Notes to Financial Statements.

138	WisdomTree International Dividend and Sector Funds

Financial Highlights (concluded)

WisdomTree International Dividend and Sector Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global ex-U.S. Real Estate Fund	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012[1]	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of year	$26.40	$28.86	$26.75	$16.92	$41.84
Investment operations:
Net investment income[2]	0.97	1.15	0.96	0.96	1.35
Net realized and unrealized gain (loss)	4.87	(2.32)	3.83	11.39	(25.46)
Total from investment operations	5.84	(1.17)	4.79	12.35	(24.11)
Dividends to shareholders:
Net investment income	(2.34)	(1.21)	(2.68)	(2.52)	(0.81)
Capital gains	—	(0.08)	—	—	—
Total dividends to shareholders	(2.34)	(1.29)	(2.68)	(2.52)	(0.81)
Net asset value, end of year	$29.90	$26.40	$28.86	$26.75	$16.92

TOTAL RETURN[3]	22.62%	(3.99)%	18.81%	74.20%	(57.85)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$113,631	$108,221	$122,670	$84,276	$40,619
Ratios to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.58%[5]	0.58%	0.58%	0.58%	0.58%
Expenses, prior to expense reimbursements/waivers	0.58%[5]	0.58%	0.58%	0.58%	0.58%
Net investment income	3.42%[5]	4.36%	3.48%	3.76%	4.55%
Portfolio turnover rate[6]	23%	43%	18%	19%	35%

WisdomTree China Dividend ex-Financials Fund	For the Period September 19, 2012* through March 28, 2013
Net asset value, beginning of period	$50.02
Investment operations:
Net investment income (loss)[2]	(0.14)
Net realized and unrealized gain (loss)	2.02
Total from investment operations	1.88
Net asset value, end of period	$51.90

TOTAL RETURN[3]	3.76%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$36,331
Ratios to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.63%[5]
Expenses, prior to expense reimbursements/waivers	0.63%[5]
Net investment income (loss)	(0.51)%[5]
Portfolio turnover rate[6]	0%
*	Commencement of investment operations.

[1]

This information reflects the investment objective and strategy of the WisdomTree International Real Estate through June 19, 2011 and the investment objective and strategy of the WisdomTree Global ex-U.S. Real Estate Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenes had not been reimbursed/waived by the investment adviser (Notes 2 and 3).

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other Funds in which the Fund invests.

[5]	Annualized.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	139

Notes to Financial Statements

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of March 28, 2013, the Trust offered 47 investment funds (each a “Fund,” collectively, the “Funds”). These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree DEFA Fund (“DEFA Fund”)	June 16, 2006
WisdomTree DEFA Equity Income Fund (“DEFA Equity Income Fund”)	June 16, 2006
WisdomTree Global Equity Income Fund (“Global Equity Income Fund”)	June 16, 2006
WisdomTree Europe SmallCap Dividend Fund (“Europe SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Japan Hedged Equity Fund (“Japan Hedged Equity Fund”)	June 16, 2006
WisdomTree Global ex-U.S. Growth Fund (“Global ex-U.S. Growth Fund”)	June 16, 2006
WisdomTree Japan SmallCap Dividend Fund (“Japan SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Asia Pacific ex-Japan Fund (“Asia Pacific ex-Japan Fund”)	June 16, 2006
WisdomTree Australia Dividend Fund (“Australia Dividend Fund”)	June 16, 2006
WisdomTree International LargeCap Dividend Fund (“International LargeCap Dividend Fund”)	June 16, 2006
WisdomTree International Dividend ex-Financials Fund (“International Dividend ex-Financials Fund”)	June 16, 2006
WisdomTree International MidCap Dividend Fund (“International MidCap Dividend Fund”)	June 16, 2006
WisdomTree International SmallCap Dividend Fund (“International SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Emerging Markets Equity Income Fund (“Emerging Markets Equity Income Fund”)	July 13, 2007
WisdomTree Emerging Markets SmallCap Dividend Fund (“Emerging Markets SmallCap Dividend Fund”)	October 30, 2007
WisdomTree Middle East Dividend Fund (“Middle East Dividend Fund”)	July 16, 2008
WisdomTree Europe Hedged Equity Fund (“Europe Hedged Equity Fund”) (formerly, WisdomTree International Hedged Equity Fund)	December 31, 2009
WisdomTree Commodity Country Equity Fund (“Commodity Country Equity Fund”)	October 13, 2006
WisdomTree Global Natural Resources Fund (“Global Natural Resources Fund”)	October 13, 2006
WisdomTree Global ex-U.S. Utilities Fund (“Global ex-U.S. Utilities Fund”)	October 13, 2006
WisdomTree Global ex-U.S. Real Estate Fund (“Global ex-U.S. Real Estate Fund”)	June 5, 2007
WisdomTree China Dividend ex-Financials Fund (“China Dividend ex-Financials Fund”)	September 19, 2012

Each Fund seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered mark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Guarantees — In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote. Therefore, no liabilities have been recorded in connection to the indemnifications.

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

140	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (continued)

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in creation units, which are typically in blocks of 50,000 shares or more. Fund shares purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. In calculating each Fund’s NAV investments are valued under policies approved by the Board of Trustees.

Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Funds may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and in accordance with procedures approved by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Forward foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time for Europe and the Americas and Tullett Prebon closing spot and forward rates as of 2:00 p.m. Singapore time for Asia.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures. Securities that may be valued using fair value pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be fair valued. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Each Fund may invest in money market funds which are valued at their NAV per share and affiliated ETFs which are valued at their last sale or official closing price on the exchange on which they are principally traded.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classifications of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

WisdomTree International Dividend and Sector Funds	141

Notes to Financial Statements (continued)

Financial instruments are valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Over-the-counter financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

WTAM, the investment adviser to each Fund and the Trust, has established a fair valuation committee (the “Valuation Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, pricing service provider or broker quotation, or such prices are deemed to not reflect current market value, WTAM may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Determination of this value may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Valuation Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Valuation Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Valuation Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to inputs used as of March 28, 2013 in valuing each Fund’s assets:

DEFA Fund	Level 1	Level 2	Level 3
Common Stocks*	$455,161,981	$—	$—
Rights	17,061	—	—
Investment of Cash Collateral for Securities Loaned	—	37,119,067	—
Total	455,179,042	37,119,067	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	528	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,091)	—
Total - Net	$455,179,042	$37,118,504	$—

DEFA Equity Income Fund	Level 1	Level 2	Level 3
Common Stocks
Spain	$6,023,957	$10,932	$—
Other*	201,358,587	—	—
Exchange-Traded Funds	465,814	—	—
Investment of Cash Collateral for Securities Loaned	—	13,288,926	—
Total	207,848,358	13,299,858	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(152)	—
Total - Net	$207,848,358	$13,299,706	$—

142	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (continued)

Global Equity Income Fund	Level 1	Level 2	Level 3
Common Stocks*	$102,835,204	$—	$—
Exchange-Traded Funds	168,903	—	—
Investment of Cash Collateral for Securities Loaned	—	5,952,460	—
Total	103,004,107	5,952,460	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(298)	—
Total - Net	$103,004,107	$5,952,162	$—

Europe SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Spain	$3,206,203	$13,366	$28,694
Other*	57,278,647	—	—
Investment of Cash Collateral for Securities Loaned	—	5,870,668	—
Total	$60,484,850	$5,884,034	$28,694

Japan Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$5,598,234,512	$—	$—
Investment of Cash Collateral for Securities Loaned	—	1,339,844,620	—
Total	5,598,234,512	1,339,844,620	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	82,367,988	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(17,187,959)	—
Total - Net	$5,598,234,512	$1,405,024,649	$—

Global ex-U.S. Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$86,626,943	$—	$—
Exchange-Traded Funds & Notes	1,098,667	—	—
Investment of Cash Collateral for Securities Loaned	—	6,399,005	—
Total	$87,725,610	$6,399,005	$—

Japan SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$190,414,344	$—	$—
Investment of Cash Collateral for Securities Loaned	—	31,073,274	—
Total	190,414,344	31,073,274	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(36)	—
Total - Net	$190,414,344	$31,073,238	$—

Asia Pacific ex-Japan Fund	Level 1	Level 2	Level 3
Common Stocks*	$93,624,852	$—	$—
Exchange-Traded Notes	2,040,726	—	—
Investment of Cash Collateral for Securities Loaned	—	1,172,426	—
Total	$95,665,578	$1,172,426	$—

Australia Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$76,494,993	$—	$—
Investment of Cash Collateral for Securities Loaned	—	8,530,037	—
Total	$76,494,993	$8,530,037	$—

WisdomTree International Dividend and Sector Funds	143

Notes to Financial Statements (continued)

International LargeCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$209,336,153	$—	$—
Exchange-Traded Funds	675	—	—
Investment of Cash Collateral for Securities Loaned	—	10,651,082	—
Total	209,336,828	10,651,082	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	310	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(649)	—
Total - Net	$209,336,828	$10,650,743	$—

International Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$348,025,570	$—	$—
Exchange-Traded Funds	27,106	—	—
Investment of Cash Collateral for Securities Loaned	—	11,941,002	—
Total	348,052,676	11,941,002	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(203)	—
Total - Net	$348,052,676	$11,940,799	$—

International MidCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$117,579,667	$—	$—
Exchange-Traded Funds	380,817	—	—
Rights	17,492	—	—
Investment of Cash Collateral for Securities Loaned	—	16,024,791	—
Total	117,977,976	16,024,791	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(45)	—
Total - Net	$117,977,976	$16,024,746	$—

International SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Spain	$19,658,865	$79,985	$53,746
Other*	537,070,392	—	—
Exchange-Traded Funds	728,325	—	—
Investment of Cash Collateral for Securities Loaned	—	90,214,278	—
Total	557,457,582	90,294,263	53,746
Unrealized Appreciation on Forward Foreign Currency Contracts	—	33	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(3,099)	—
Total - Net	$557,457,582	$90,291,197	$53,746

Emerging Markets Equity Income Fund	Level 1	Level 2	Level 3
Common Stocks*	$5,454,354,396	$—	$—
Investment of Cash Collateral for Securities Loaned	—	348,330,706	—
Total	5,454,354,396	348,330,706	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	1,711	—
Total - Net	$5,454,354,396	$348,332,417	$—

144	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (continued)

Emerging Markets SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
South Korea	$134,339,065	$—	$1,789,452
Other*	1,308,044,057	—	—
Exchange-Traded Funds & Notes	11,425,061	—	—
Warrant	120,166	—	—
Investment of Cash Collateral for Securities Loaned	—	37,046,255	—
Total	1,453,928,349	37,046,255	1,789,452
Unrealized Appreciation on Forward Foreign Currency Contracts	—	1,446	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(12,139)	—
Total - Net	$1,453,928,349	$37,035,562	$1,789,452

Middle East Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Kuwait	$2,492,914	$51	$—
Other*	11,767,838	—	—
Total	14,260,752	51	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(133)	—
Total - Net	$14,260,752	$(82)	$—

Europe Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$164,866,437	$—	$—
Investment of Cash Collateral for Securities Loaned	—	1,034,570	—
Total	164,866,437	1,034,570	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	871,878	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(313,777)	—
Total - Net	$164,866,437	$1,592,671	$—

Commodity Country Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$23,841,916	$—	$—
Exchange-Traded Fund	3,702	—	—
Investment of Cash Collateral for Securities Loaned	—	2,110,755	—
Total	23,845,618	2,110,755	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(21)	—
Total - Net	$23,845,618	$2,110,734	$—

Global Natural Resources Fund	Level 1	Level 2	Level 3
Common Stocks*	$24,743,694	$—	$—
Exchange-Traded Funds & Notes	154,630	—	—
Investment of Cash Collateral for Securities Loaned	—	3,346,854	—
Total	24,898,324	3,346,854	—
Unrealized Appreciation on Forward Foreign Currency Contracts		203
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(30)	—
Total - Net	$24,898,324	$3,347,027	$—

WisdomTree International Dividend and Sector Funds	145

Notes to Financial Statements (continued)

Global ex-U.S. Utilities Fund	Level 1	Level 2	Level 3
Common Stocks*	$37,011,649	$—	$—
Exchange-Traded Funds & Notes	184,123	—	—
Investment of Cash Collateral for Securities Loaned	—	2,114,993	—
Total	37,195,772	2,114,993	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	417	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(351)	—
Total - Net	$37,195,772	$2,115,059	$—

Global ex-U.S. Real Estate Fund	Level 1	Level 2	Level 3
Common Stocks*	$113,207,595	$—	$—
Investment of Cash Collateral for Securities Loaned	—	9,768,233	—
Total	113,207,595	9,768,233	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(790)	—
Total - Net	$113,207,595	$9,767,443	$—

China Dividend ex-Financials	Level 1	Level 2	Level 3
Common Stocks*	$36,269,131	$—	$—
Investment of Cash Collateral for Securities Loaned	—	2,342,915	—
Total	$36,269,131	$2,342,915	$—

*Please	refer to Schedule of Investments for a breakdown of the valuation by industry type and country.

The following is a summary of transfers between Level 1 and Level 2 fair value measurements that occurred during the year ended March 28, 2013. All transfers between Level 1 and Level 2 fair value measurements are done using the beginning of period method.

Fund	Transfers from Level 1 to Level 2[1]	Transfers from Level 2 to Level 1[2]
DEFA Equity Income Fund	$11,337	$—
Europe SmallCap Dividend Fund	$13,862	$—
International SmallCap Dividend Fund	$82,950	$—
[1]	Transfers from Level 1 to Level 2 are as a result of the unavailability of a quoted price in an active market for identical investments.

[2]	Transfers from Level 2 to Level 1 are as a result of the availability of a quoted price in an active market for identical investments.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically forward foreign currency contracts for the year ended March 28, 2013 which are detailed in the table herein. The Funds’ derivative agreements contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV or net assets over a specified time period. If an event occurred at March 28, 2013 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund. At March 28, 2013, the Funds did not receive or post collateral with any counterparty for derivatives and no event occurred that triggered a credit-risk-related contingent feature.

The Funds listed below have invested in derivatives, specifically forward foreign currency contracts for the fiscal year ended March 28, 2013, which are detailed in the table herein. All of the derivative instruments disclosed and described herein are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the investment. Risks may arise upon entering into forward foreign currency contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other. The effect of such derivative instruments on each Fund’s financial position and

146	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (continued)

financial performance as reflected in the Statements of Assets and Liabilities and Statements of Operations are presented in the summary below.

Fund Derivative Type	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
DEFA Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$528	Unrealized depreciation on forward foreign currency contracts	$1,091
DEFA Equity Income Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	—	Unrealized depreciation on forward foreign currency contracts	152
Global Equity Income Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	—	Unrealized depreciation on forward foreign currency contracts	298
Japan Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	82,367,988	Unrealized depreciation on forward foreign currency contracts	17,187,959
Japan SmallCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	—	Unrealized depreciation on forward foreign currency contracts	36
International LargeCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	310	Unrealized depreciation on forward foreign currency contracts	649
International Dividend Fund ex-Financials Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	—	Unrealized depreciation on forward foreign currency contracts	203
International MidCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	—	Unrealized depreciation on forward foreign currency contracts	45
International SmallCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	33	Unrealized depreciation on forward foreign currency contracts	3,099
Emerging Markets Equity Income Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,711	Unrealized depreciation on forward foreign currency contracts	—
Emerging Markets SmallCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,446	Unrealized depreciation on forward foreign currency contracts	12,139
Middle East Dividend Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	—	Unrealized depreciation on forward foreign currency contracts	133
Europe Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	871,878	Unrealized depreciation on forward foreign currency contracts	313,777
Commodity Country Equity Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	—	Unrealized depreciation on forward foreign currency contracts	21
Global Natural Resources Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	203	Unrealized depreciation on forward foreign currency contracts	30
Global ex-U.S. Utilities Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	417	Unrealized depreciation on forward foreign currency contracts	351
Global ex-U.S. Real Estate Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	—	Unrealized depreciation on forward foreign currency contracts	790

WisdomTree International Dividend and Sector Funds	147

Notes to Financial Statements (continued)

Gain or Loss associated with derivatives throughtout the year ended March 28, 2013 are as follows:

Fund Derivative Type	Amount of Realized Gain or (Loss) Recognized[1]	Change in Unrealized Appreciation or (Depreciation) Derivatives Recognized[2]
DEFA Fund
Foreign exchange contracts	$(73,609)	$(563)
DEFA Equity Income Fund
Foreign exchange contracts	(28,236)	(270)
Global Equity Income Fund
Foreign exchange contracts	(5,663)	(355)
Europe SmallCap Dividend Fund
Foreign exchange contracts	4,673	(465)
Japan Hedged Equity Fund
Foreign exchange contracts	147,426,135	56,722,501
Global ex-U.S. Growth Fund
Foreign exchange contracts	(47,557)	16
Japan SmallCap Dividend Fund
Foreign exchange contracts	6,973	(831)
Asia Pacific ex-Japan Fund
Foreign exchange contracts	(34,285)	—
Australia Dividend Fund
Foreign exchange contracts	1,978	—
International LargeCap Dividend Fund
Foreign exchange contracts	(40,958)	(339)
International Dividend ex-Financials Fund
Foreign exchange contracts	(241,506)	(203)
International MidCap Dividend Fund
Foreign exchange contracts	6,870	(45)
International SmallCap Dividend Fund
Foreign exchange contracts	602,197	(2,677)
Emerging Markets Equity Income Fund
Foreign exchange contracts	(3,228,042)	19,131
Emerging Markets SmallCap Dividend Fund
Foreign exchange contracts	188,201	(15,271)
Middle East Dividend Fund
Foreign exchange contracts	(8,231)	(117)
Europe Hedged Equity Fund
Foreign exchange contracts	376,571	375,868
Commodity Country Equity Fund
Foreign exchange contracts	(10,472)	(22)
Global Natural Resources Fund
Foreign exchange contracts	(13,703)	171
Global ex-U.S. Utilities Fund
Foreign exchange contracts	22,860	66
Global ex-U.S. Real Estate Fund
Foreign exchange contracts	(83,974)	186
China Dividend ex-Financials Fund
Foreign exchange contracts	(81)	—
[1] Realized gains (losses) on derivatives are located on the Statement of Operations as follows:

Foreign exchange contracts	Net realized gain (loss) from forward foreign currency contracts and foreign currency related transactions

[2] Change in unrealized appreciation (depreciation) is located on the Statement of Operations as follows:

Foreign exchange contracts	Net change in unrealized appreciation (depreciation) from forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies.

148	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (continued)

During the fiscal year ended March 28, 2013, the volume of derivative activity by average notional for the Funds was as follows:

	Average Notional
Fund Derivative Type	Forward foreign currency contracts (to deliver)	Forward foreign currency contracts (to receive)
DEFA Fund
Forward exchange contracts	$17,911	$102,769
DEFA Equity Income Fund
Forward exchange contracts	—	73,072
Global Equity Income Fund
Forward exchange contracts	3,542	22,858
Europe SmallCap Dividend Fund
Forward exchange contracts	5,507	7,567
Japan Hedged Equity Fund
Forward exchange contracts	677,844,818	2,124,374,986
Global ex-U.S. Growth Fund
Forward exchange contracts	107,748	533
Japan SmallCap Dividend Fund
Forward exchange contracts	59,206	65,219
Asia-Pacific ex-Japan Fund
Forward exchange contracts	8,688	—
Australia Dividend Fund
Forward exchange contracts	5,770	2,326
International LargeCap Dividend Fund
Forward exchange contracts	7,522	64,828
International Dividend ex-Financials Fund
Forward exchange contracts	153,332	99,760
International MidCap Dividend Fund
Forward exchange contracts	19,875	32,425
International SmallCap Dividend Fund
Forward exchange contracts	85,227	226,252
Emerging Markets Equity Income Fund
Forward exchange contracts	2,802,479	348,023
Emerging Markets SmallCap Dividend Fund
Forward exchange contracts	1,096,312	721,207
Middle East Dividend Fund
Forward exchange contracts	7,992	19,509
Europe Hedged Equity Fund
Forward exchange contracts	22,461,122	58,106,750
Commodity Country Equity Fund
Forward exchange contracts	—	31,961
Global Natural Resources Fund
Forward exchange contracts	7,542	8,203
Global ex-U.S. Utilities Fund
Forward exchange contracts	24,617	27,787
Global ex-U.S. Real Estate Fund
Forward exchange contracts	39,280	38,973
China Dividend ex-Financials Fund
Forward exchange contracts	8,443	26,473

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld. Interest income including amortization of premiums and discounts, is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

WisdomTree International Dividend and Sector Funds	149

Notes to Financial Statements (continued)

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed, appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of net realized gain (loss) from investment transactions and net change in unrealized appreciation (depreciation) from investment transactions, respectively, on the Statement of Operations. Net realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, including gains and losses of forward foreign currency contracts, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) from forward foreign currency contracts and foreign currency related transactions and/or net change in unrealized appreciation (depreciation) from forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies in the Statement of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses/Reimbursements — Under the investment advisory agreement for each Fund, WTAM has agreed to pay all expenses of each Fund, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Prior to June 29, 2012, the Middle East Dividend Fund and Europe Hedged Equity Fund were responsible for paying their own expenses. WTAM had contractually agreed to limit total annual operating expenses from exceeding 0.88% and 0.58% of the average daily net assets for Middle East Dividend Fund and Europe Hedged Equity Fund, respectively. See Note 3 for more information on expenses.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Currency Transactions — The Funds may enter into forward foreign currency contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders. The Funds, other than Japan Hedged Equity Fund and Europe Hedged Equity Fund, do not expect to engage in currency transactions for the purpose of hedging against declines in the value of a Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Contracts — A forward foreign currency contract (“Forward Contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have matured.

The following Forward Contracts were open at March 28, 2013:

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
DEFA Fund
	4/1/2013	USD	99,925	JPY	9,399,969	$53
	4/2/2013	AUD	72,667	HKD	587,346	(96)
	4/2/2013	DKK	376,407	USD	64,689	(147)
	4/2/2013	GBP	235,183	EUR	278,475	475
	4/2/2013	NZD	235,660	HKD	1,529,551	(443)

150	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	4/2/2013	SEK	285,115	HKD	340,000	$(51)
	4/2/2013	SEK	480,000	USD	73,667	(156)
	4/3/2013	EUR	59,135	SGD	93,959	(198)
						$(563)
DEFA Equity Income Fund
	4/2/2013	AUD	44,921	USD	46,766	$(66)
	4/2/2013	EUR	31,552	USD	40,430	(86)
						$(152)
Global Equity Income Fund
	4/1/2013	JPY	571,508	USD	6,070	$(9)
	4/2/2013	CAD	4,486	USD	4,414	(2)
	4/3/2013	AUD	12,225	USD	12,726	(19)
	4/3/2013	EUR	101,308	USD	129,846	(243)
	4/3/2013	HKD	62,644	USD	8,070	—
	4/3/2013	SEK	42,095	USD	6,449	(25)
						$(298)
Japan Hedged Equity Fund
	4/3/2013	JPY	73,336,188,650	USD	794,766,328	$14,755,659
	4/3/2013	JPY	77,195,988,053	USD	836,513,638	15,449,776
	4/3/2013	JPY	67,007,165,380	USD	726,099,684	13,405,107
	4/3/2013	JPY	63,656,981,987	USD	689,282,716	12,221,008
	4/3/2013	JPY	1,098,710,842	USD	11,911,023	225,030
	4/3/2013	JPY	52,107,291,936	USD	564,887,883	10,669,776
	4/3/2013	JPY	52,676,324,262	USD	571,057,302	10,786,913
	4/3/2013	JPY	3,186,206,480	USD	34,103,154	214,359
	4/3/2013	JPY	1,131,688,656	USD	12,135,629	98,881
	4/3/2013	JPY	8,128,160,946	USD	87,084,951	633,058
	4/3/2013	JPY	1,320,624,050	USD	14,123,264	76,981
	4/3/2013	JPY	7,452,436,373	USD	78,735,118	(529,703)
	4/3/2013	JPY	7,665,509,695	USD	79,706,335	(1,824,754)
	4/3/2013	JPY	8,753,548,550	USD	91,081,280	(2,022,294)
	4/3/2013	JPY	13,254,012,530	USD	138,092,119	(2,878,817)
	4/3/2013	JPY	3,358,286,546	USD	34,982,152	(736,903)
	4/3/2013	JPY	5,121,912,567	USD	53,290,529	(1,186,620)
	4/3/2013	JPY	5,934,632,476	USD	62,409,377	(711,938)
	4/3/2013	JPY	6,216,226,367	USD	65,511,541	(604,833)
	4/3/2013	JPY	195,759,969	USD	2,064,014	(18,108)
	4/3/2013	JPY	18,325,954,547	USD	192,804,324	(2,112,270)
	4/3/2013	JPY	1,813,367,557	USD	19,192,365	(94,785)
	4/3/2013	JPY	2,173,512,769	USD	23,040,389	(77,300)
	4/3/2013	JPY	3,782,967,509	USD	40,152,071	(83,931)
	4/3/2013	USD	83,515,635	JPY	7,852,056,461	(888)
	4/3/2013	USD	869,925,632	JPY	81,946,994,519	1,670,387
	4/3/2013	USD	840,032,329	JPY	79,037,633,767	619,452
	4/3/2013	USD	797,860,787	JPY	75,158,486,098	1,532,011
	4/3/2013	USD	887,063,124	JPY	83,401,674,895	5,014
	4/3/2013	USD	809,702,968	JPY	76,128,273,018	4,576
	4/3/2013	USD	948,961,342	JPY	89,220,396,400	(4,730)
	5/7/2013	JPY	90,661,616,054	USD	962,641,920	(1,860,322)
	5/7/2013	JPY	87,442,860,454	USD	929,555,918	(703,641)
	5/7/2013	JPY	83,151,186,322	USD	882,905,810	(1,696,838)

WisdomTree International Dividend and Sector Funds	151

Notes to Financial Statements (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	5/7/2013	JPY	1,846,443,054	USD	19,643,283	$(74)
	5/7/2013	JPY	92,270,993,854	USD	981,606,318	(17,266)
	5/7/2013	JPY	84,224,104,857	USD	896,001,116	(15,761)
	5/7/2013	JPY	98,708,505,053	USD	1,050,102,768	(6,183)
						$65,180,029
Japan SmallCap Dividend Fund
	4/1/2013	JPY	6,299,115	USD	66,962	$(36)
International LargeCap Dividend Fund
	4/2/2013	DKK	40,642	ILS	25,395	$(13)
	4/2/2013	EUR	59,000	JPY	7,118,013	(54)
	4/2/2013	GBP	114,278	JPY	16,333,605	199
	4/2/2013	SEK	376,124	JPY	5,430,892	(84)
	4/2/2013	USD	97,792	JPY	9,202,109	82
	4/3/2013	EUR	31,278	AUD	38,515	(11)
	4/3/2013	EUR	36,693	CHF	44,645	29
	4/3/2013	EUR	84,392	GBP	71,235	(201)
	4/3/2013	EUR	89,160	JPY	10,756,794	(81)
	4/3/2013	EUR	14,924	SGD	23,718	(45)
	4/3/2013	EUR	80,000	USD	102,568	(160)
						$(339)
International Dividend ex-Financials Fund
	4/2/2013	AUD	133,276	USD	138,776	$(171)
	4/2/2013	JPY	3,574,585	USD	37,988	(32)
						$(203)
International MidCap Dividend Fund
	4/1/2013	JPY	8,053,756	USD	85,615	$(45)
International SmallCap Dividend Fund
	4/1/2013	SGD	169,000	USD	136,257	$33
	4/2/2013	AUD	250,000	USD	260,268	(369)
	4/2/2013	DKK	679,634	USD	116,471	(596)
	4/2/2013	EUR	274,016	USD	350,000	(1,863)
	4/2/2013	EUR	100,000	USD	128,139	(271)
						$(3,066)
Emerging Markets Equity Income Fund
	4/1/2013	USD	246,448	MYR	768,424	$1,711
Emerging Markets SmallCap Dividend Fund
	3/29/2013	USD	10,275	THB	300,432	$(16)
	3/29/2013	USD	480,008	KRW	533,672,476	(345)
	3/29/2013	USD	1,152,367	TWD	34,453,472	(173)
	4/1/2013	TRY	4,600,000	USD	2,537,511	(4,628)
	4/1/2013	USD	790,954	BRL	1,588,235	(3,275)
	4/1/2013	USD	1,041,634	MXN	12,867,935	1,220
	4/1/2013	USD	854,337	MYR	2,644,172	(414)
	4/2/2013	HKD	8,800,000	USD	1,133,612	(22)
	4/3/2013	USD	395,771	BRL	798,467	226
	4/3/2013	ZAR	6,000,000	USD	650,724	(3,266)
						$(10,693)
Middle East Dividend Fund
	4/1/2013	EGP	139,572	USD	20,496	$(20)
	4/1/2013	EGP	385,148	USD	56,530	(83)
	4/1/2013	MAD	24,490	USD	2,808	(26)

152	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	4/2/2013	QAR	89,798	USD	24,660	$(4)
						$(133)
Europe Hedged Equity Fund
	4/3/2013	USD	117,090	EUR	91,263	$100
	4/3/2013	USD	144,463	EUR	112,977	610
	4/4/2013	EUR	7,889,504	USD	10,316,552	185,598
	4/4/2013	EUR	7,889,504	USD	10,316,552	185,598
	4/4/2013	EUR	7,889,504	USD	10,316,552	185,598
	4/4/2013	EUR	7,889,504	USD	10,316,473	185,519
	4/4/2013	EUR	1,867,801	USD	2,430,396	31,942
	4/4/2013	EUR	1,935,693	USD	2,508,536	22,902
	4/4/2013	EUR	38,103,593	USD	48,999,811	70,782
	4/4/2013	EUR	25,740,522	USD	32,899,219	(154,325)
	4/4/2013	EUR	25,740,522	USD	32,899,296	(154,247)
	4/4/2013	USD	1,092,059	EUR	851,176	936
	4/4/2013	USD	624,426	EUR	488,061	2,293
	4/4/2013	USD	1,288,425	EUR	1,003,361	(11)
	4/4/2013	USD	160,444,347	EUR	124,946,147	(327)
	5/8/2013	EUR	127,896,570	USD	164,266,518	(4,867)
						$558,101
Commodity Country Equity Fund
	4/2/2013	CAD	2,376	USD	2,338	$(1)
	4/2/2013	NZD	12,304	USD	10,290	(20)
						$(21)
Global Natural Resources Fund
	4/3/2013	USD	7,560	BRL	15,182	$(30)
	4/3/2013	USD	7,849	HKD	60,936	1
	4/3/2013	USD	8,553	SGD	10,630	15
	4/4/2013	USD	22,589	AUD	21,672	5
	4/4/2013	USD	7,103	EUR	5,552	26
	4/4/2013	USD	15,569	GBP	10,272	29
	4/4/2013	USD	7,437	PLN	24,370	56
	4/8/2013	USD	7,087	ZAR	65,666	71
						$173
Global ex-U.S. Utilities Fund
	4/1/2013	CAD	20,200	USD	19,851	$(32)
	4/1/2013	USD	45,096	JPY	4,258,449	197
	4/1/2013	USD	14,586	MYR	45,145	(7)
	4/1/2013	USD	12,836	THB	375,202	(24)
	4/2/2013	USD	83,385	BRL	167,979	(77)
	4/2/2013	USD	50,272	CAD	51,107	32
	4/2/2013	USD	23,041	BRL	46,359	(50)
	4/3/2013	EUR	206,500	USD	265,022	(144)
	4/3/2013	USD	11,468	AUD	10,983	(17)
	4/3/2013	USD	44,849	GBP	29,649	171
	4/3/2013	USD	22,390	HKD	173,824	2
	4/3/2013	USD	12,101	NZD	14,459	15
						$66
Global ex-U.S. Real Estate Fund
	4/5/2013	ZAR	562,469	USD	60,518	$(790)

WisdomTree International Dividend and Sector Funds	153

Notes to Financial Statements (continued)

Currency Legend:

AUD – Australian dollar

BRL – Brazilian real

CAD – Canadian dollar

CHF – Swiss franc

DKK – Danish krone

EGP – Egyptian pound

EUR – Euro

GBP – British pound

HKD – Hong Kong dollar

ILS – Israeli new shekel

JPY – Japanese yen

KRW – South Korean won

MAD – Moroccan dirham

MXN – Mexican peso

MYR – Malaysian ringgit

NZD – New Zealand dollar

PLN – Polish zloty

QAR – Qatari rial

SEK – Swedish krona

SGD – Singapore dollar

THB – Thai baht

TRY – Turkish new lira

TWD – New Taiwan dollar

USD – U.S. dollar

ZAR – South African rand

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The value of the investment of cash collateral for securities on loan along with the obligation to return such collateral are included on the Statements of Assets and Liabilities. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The securities lending income earned by the Funds is disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.
Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. Government, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors’ at least annually. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal Income Tax Regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported for tax purposes as a return of capital to the extent of a shareholder’s tax basis, and thereafter as capital gain.

154	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (continued)

3. ADVISORY FEES AND TRANSACTIONS

WTAM has overall responsibility for the general management and administration of the Trust. WTAM also provides an investment program for each Fund. WTAM has arranged for Mellon Capital Management Corporation (“MCM”) to provide sub-advisory services to each of the Funds, except China Dividend ex-Financials Fund. WTAM has arranged for Old Mutual Global Index Trackers (Proprietary) Limited (“Old Mutual”) to provide sub-advisory services to the China Dividend ex-Financials Fund. MCM and Old Mutual are compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Funds to operate. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds (other than for the Europe Hedged Equity Fund and Middle East Fund prior to June 29, 2012), except for certain expenses described in Note 2. On June 29, 2012, shareholders of the Europe Hedged Equity Fund and Middle East Fund approved a new advisory agreement. Like the other Wisdom Tree Funds, under the new advisory agreement, WTAM is responsible for paying all Fund expenses except for certain expenses described in Note 2. Prior to the respective shareholder approval date, the advisory fees were 0.48% for Europe Hedged Equity Fund and 0.68% for Middle East Fund, but the advisory fee did not cover other Fund expenses, and total operating expenses were capped at 0.58% and 0.88%, respectively.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee of up to 0.0044% of each Fund’s average daily net assets. WTAM expects to receive advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets as shown in the following table:

Fund	Advisory Fee Rate
DEFA Fund	0.48%
DEFA Equity Income Fund	0.58%
Global Equity Income Fund	0.58%
Europe SmallCap Dividend Fund	0.58%
Japan Hedged Equity Fund	0.48%
Global ex-U.S. Growth Fund	0.58%
Japan SmallCap Dividend Fund	0.58%
Asia Pacific ex-Japan Fund	0.48%
Australia Dividend Fund	0.58%
International LargeCap Dividend Fund	0.48%
International Dividend ex-Financials Fund	0.58%
International MidCap Dividend Fund	0.58%
International SmallCap Dividend Fund	0.58%
Emerging Markets Equity Income Fund	0.63%
Emerging Markets SmallCap Dividend Fund	0.63%
Middle East Dividend Fund	0.88%*
Europe Hedged Equity Fund	0.58%*
Commodity Country Equity Fund	0.58%
Global Natural Resources Fund	0.58%
Global ex-U.S. Utilities Fund	0.58%
Global ex-U.S. Real Estate Fund	0.58%
China Dividend ex-Financials Fund	0.63%
*	Prior to the respective shareholder approval date of the new advisory agreement on June 29, 2012, the advisory fee rate as a percentage of average daily net assets was 0.68% for the Middle East Fund and 0.48% for the Europe Hedged Equity Fund.

Each Fund may purchase shares of affiliated exchange traded funds in secondary market transactions. For the fiscal year ended March 28, 2013, WTAM waived its advisory fees for each of the Fund’s investment in affiliated Funds net of any incremental costs as a result of these transactions (fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of the advisory fee received from the affiliated Funds. For Middle East Dividend Fund and Europe Hedged Equity Fund, WTAM waived a portion of its

WisdomTree International Dividend and Sector Funds	155

Notes to Financial Statements (continued)

advisory fees to comply with expense limitations that were in place through June 29, 2012 for these Funds. The table below indicates the waiver amounts. Please see Note 7 for additional information on Other Affiliated Parties and Transactions.

Fund	Advisory Fees Waived/Expense Reimbursements
DEFA Fund	$2,004
DEFA Equity Income Fund	1,039
Global Equity Income Fund	79
Europe SmallCap Dividend Fund	—
Japan Hedged Equity Fund	—
Global ex-U.S. Growth Fund	1,062
Japan SmallCap Dividend Fund	280
Asia Pacific ex-Japan Fund	3,406
Australia Dividend Fund	—
International LargeCap Dividend Fund	992
International Dividend ex-Financials Fund	1,741
International MidCap Dividend Fund	870
International SmallCap Dividend Fund	1,555
Emerging Markets Equity Income Fund	387
Emerging Markets SmallCap Dividend Fund	26,184
Middle East Dividend Fund	59,230
Europe Hedged Equity Fund	40,324
Commodity Country Equity Fund	—
Global Natural Resources Fund	116
Global ex-U.S. Utilities Fund	117
Global ex-U.S. Real Estate Fund	576
China Dividend ex-Financials Fund	—

4. CAPITAL SHARE TRANSACTIONS

As of March 28, 2013, there was an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consist of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying Index and an amount of cash. The Middle East Dividend Fund issues and redeems shares on a cash basis only. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind capital share transactions and short term investments) for the fiscal year ended March 28, 2013 were as follows:

Fund	Purchases	Sales
DEFA Fund	$82,157,905	$82,109,938
DEFA Equity Income Fund	55,927,399	55,598,958
Global Equity Income Fund	30,613,894	30,048,420
Europe SmallCap Dividend Fund	16,479,780	16,514,938
Japan Hedged Equity Fund	848,800,988	519,072,488
Global ex-U.S. Growth Fund	46,023,243	40,336,294
Japan SmallCap Dividend Fund	69,877,153	70,935,853
Asia Pacific ex-Japan Fund	23,450,768	23,575,041
Australia Dividend Fund	20,758,895	20,842,781
International LargeCap Dividend Fund	35,667,764	35,329,289
International Dividend ex-Financials Fund	168,418,196	168,452,861
International MidCap Dividend Fund	38,821,066	39,073,421

156	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (continued)

Fund	Purchases	Sales
International SmallCap Dividend Fund	$246,851,688	$247,455,862
Emerging Markets Equity Income Fund	3,222,017,739	2,042,343,268
Emerging Markets SmallCap Dividend Fund	769,150,360	486,718,304
Middle East Dividend Fund	6,715,582	6,762,609
Europe Hedged Equity Fund	18,864,774	15,709,331
Commodity Country Equity Fund	5,866,672	7,725,623
Global Natural Resources Fund	10,308,408	10,514,269
Global ex-U.S. Utilities Fund	12,568,273	10,816,903
Global ex-U.S. Real Estate Fund	25,245,438	29,629,836
China Dividend ex-Financials Fund	—	125,789

For the fiscal year ended March 28, 2013, the cost of purchases and the proceeds of sales resulting from in-kind capital share transactions were as follows:

Fund	Purchases	Sales
DEFA Fund	$68,691,048	$26,400,306
DEFA Equity Income Fund	20,682,434	—
Global Equity Income Fund	6,003,963	—
Europe SmallCap Dividend Fund	29,752,393	—
Japan Hedged Equity Fund	4,566,769,244	131,032,600
Global ex-U.S. Growth Fund	29,562,753	3,945,059
Japan SmallCap Dividend Fund	33,555,491	45,465,262
Asia Pacific ex-Japan Fund	7,568,739	7,133,663
Australia Dividend Fund	11,088,406	5,730,647
International LargeCap Dividend Fund	29,603,262	—
International Dividend ex-Financials Fund	9,466,640	18,958,916
International MidCap Dividend Fund	10,265,762	4,448,874
International SmallCap Dividend Fund	85,874,734	6,616,116
Emerging Markets Equity Income Fund	1,077,691,708	273,873,703
Emerging Markets SmallCap Dividend Fund	179,912,638	124,927,529
Middle East Dividend Fund	—	—
Europe Hedged Equity Fund	157,827,288	20,888,075
Commodity Country Equity Fund	—	5,947,911
Global Natural Resources Fund	—	3,166,747
Global ex-U.S. Utilities Fund	7,082,793	—
Global ex-U.S. Real Estate Fund	4,719,734	12,669,943
China Dividend ex-Financials Fund	36,826,772	—

Gains and losses on in-kind redemptions are not recognized for tax purposes.

6. FEDERAL INCOME TAXES

At March 28, 2013, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
DEFA Fund	$452,768,063	$71,160,381	$(31,630,335)	$39,530,046
DEFA Equity Income Fund	208,602,588	28,228,891	(15,683,263)	12,545,628
Global Equity Income Fund	99,017,241	15,288,130	(5,348,804)	9,939,326
Europe SmallCap Dividend Fund	62,292,241	6,807,971	(2,702,634)	4,105,337
Japan Hedged Equity Fund	6,671,600,539	316,152,662	(63,050,800)	253,101,862
Global ex-U.S. Growth Fund	88,069,413	9,403,657	(3,348,455)	6,055,202
Japan SmallCap Dividend Fund	207,186,658	23,997,377	(9,696,417)	14,300,960
Asia Pacific ex-Japan Fund	88,969,356	11,941,718	(4,073,070)	7,868,648
Australia Dividend Fund	73,382,588	14,610,957	(2,968,515)	11,642,442

WisdomTree International Dividend and Sector Funds	157

Notes to Financial Statements (continued)

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
International LargeCap Dividend Fund	$204,388,905	$29,286,689	$(13,687,684)	$15,599,005
International Dividend ex-Financials Fund	327,497,181	48,079,346	(15,582,849)	32,496,497
International MidCap Dividend Fund	119,161,643	21,186,489	(6,345,365)	14,841,124
International SmallCap Dividend Fund	553,941,225	109,835,537	(16,423,984)	93,411,553
Emerging Markets Equity Income Fund	5,605,129,919	521,749,923	(324,194,740)	197,555,183
Emerging Markets SmallCap Dividend Fund	1,282,886,241	269,858,734	(60,215,012)	209,643,722
Middle East Dividend Fund	13,361,280	2,369,000	(1,469,477)	899,523
Europe Hedged Equity Fund	161,845,393	4,772,579	(716,965)	4,055,614
Commodity Country Equity Fund	25,418,680	2,650,563	(2,112,870)	537,693
Global Natural Resources Fund	31,242,743	1,028,008	(4,025,573)	(2,997,565)
Global ex-U.S. Utilities Fund	43,600,029	3,195,738	(7,485,002)	(4,289,264)
Global ex-U.S. Real Estate Fund	117,888,403	8,813,979	(3,726,554)	5,087,425
China Dividend ex-Financials Fund	39,046,747	1,824,744	(2,259,445)	(434,701)

At March 28, 2013, the components of accumulated earnings/(loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital and Other Losses	Net Unrealized Appreciation/ (Depreciation)	Currency Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Losses)
DEFA Fund	$1,571,702	$(243,909,694)	$39,530,046	$11,817	$(202,796,129)
DEFA Equity Income Fund	563,546	(90,489,108)	12,545,628	5,312	(77,374,622)
Global Equity Income Fund	205,868	(24,587,507)	9,939,326	639	(14,441,674)
Europe SmallCap Dividend Fund	313,355	(27,377,803)	4,105,337	463	(22,958,648)
Japan Hedged Equity Fund	94,569,326	96,190,047	253,101,862	23,796	443,885,031
Global ex-U.S. Growth Fund	92,211	(21,367,070)	6,055,202	(2,391)	(15,222,048)
Japan SmallCap Dividend Fund	3,309,778	(23,845,532)	14,300,960	(4,109)	(6,238,903)
Asia Pacific ex-Japan Fund	16,633	(19,981,358)	7,868,648	680	(12,095,397)
Australia Dividend Fund	82,181	(19,325,842)	11,642,442	8,945	(7,592,274)
International LargeCap Dividend Fund	507,203	(56,204,524)	15,599,005	6,557	(40,091,759)
International Dividend ex-Financials Fund	681,328	(178,457,688)	32,496,497	(4,267)	(145,284,130)
International MidCap Dividend Fund	470,377	(88,695,249)	14,841,124	(926)	(73,384,674)
International SmallCap Dividend Fund	6,573,669	(228,578,608)	93,411,553	9,457	(128,583,929)
Emerging Markets Equity Income Fund	8,277,466	(300,619,310)	197,555,183	20,253	(94,766,408)
Emerging Markets SmallCap Dividend Fund	6,144,328	(160,158,418)	209,643,722	(15,923)	55,613,709
Middle East Dividend Fund	52,406	(8,194,524)	899,523	(197)	(7,242,792)
Europe Hedged Equity Fund	34,782	(3,171,549)	4,055,614	3,842	922,689
Commodity Country Equity Fund	65,686	(15,883,069)	537,693	1,108	(15,278,582)
Global Natural Resources Fund	—	(15,579,242)	(2,997,565)	470	(18,576,337)
Global ex-U.S. Utilities Fund	62,739	(22,889,573)	(4,289,264)	(660)	(27,116,758)
Global ex-U.S. Real Estate Fund	2,167,669	(55,195,926)	5,087,425	614	(47,940,218)
China Dividend ex-Financials Fund	—	(53,080)	(434,701)	(1)	(487,782)

The tax character of distributions paid during the fiscal years ended March 28, 2013 and March 31, 2012, was as follows:

	Year Ended March 28, 2013		Year Ended March 31, 2012
Fund	Distributions Paid from Ordinary Income*	Distributions Paid from Return of Capital	Distributions Paid from Ordinary Income*
DEFA Fund	$15,025,057	$—	$16,801,126
DEFA Equity Income Fund	7,776,245	—	6,808,884
Global Equity Income Fund	3,714,651	—	3,425,601
Europe SmallCap Dividend Fund	1,076,479	—	1,249,779

158	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (continued)

	Year Ended March 28, 2013		Year Ended March 31, 2012
Fund	Distributions Paid from Ordinary Income*	Distributions Paid from Return of Capital	Distributions Paid from Ordinary Income*
Japan Hedged Equity Fund	$13,375,411	$—	$9,560,131
Global ex-U.S. Growth Fund	1,788,342	—	1,502,577
Japan SmallCap Dividend Fund	4,026,669	—	4,623,191
Asia Pacific ex-Japan Fund	3,102,604	—	2,604,968
Australia Dividend Fund	3,153,173	—	3,116,253
International LargeCap Dividend Fund	6,637,277	—	6,055,172
International Dividend ex-Financials Fund	15,069,853	—	8,893,281
International MidCap Dividend Fund	3,330,617	—	4,866,057
International SmallCap Dividend Fund	16,696,307	—	16,614,951
Emerging Markets Equity Income Fund	143,743,128	—	77,715,398
Emerging Markets SmallCap Dividend Fund	32,701,228	—	29,482,802
Middle East Dividend Fund	643,257	—	1,062,273
Europe Hedged Equity Fund	518,343	—	714,387
Commodity Country Equity Fund	1,000,096	—	1,222,114
Global Natural Resources Fund	956,648	3,704	1,347,737
Global ex-U.S. Utilities Fund	1,355,041	—	1,419,373
Global ex-U.S. Real Estate Fund	8,639,126	—	5,496,750
China Dividend ex-Financials Fund	—	—	—
*	Includes short-term capital gains.

At March 28, 2013, for Federal tax purposes, the Funds have capital loss carryforwards available to offset future capital gains through the years indicated. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Capital Loss Available Through 2015	Capital Loss Available Through 2016	Capital Loss Available Through 2017	Capital Loss Available Through 2018	Capital Loss Available Through 2019	Short-Term Post-Effective* No Expiration	Long-Term Post-Effective* No Expiration	Capital Loss Available Total
DEFA Fund	$—	$—	$24,645,745	$187,173,747	$8,855,174	$4,862,446	$14,415,364	$239,952,476
DEFA Equity Income Fund	—	972,353	24,469,991	41,582,445	7,637,372	3,431,644	10,900,046	88,993,851
Global Equity Income Fund	—	—	5,329,783	15,414,669	807,956	1,247,361	1,296,034	24,095,803
Europe SmallCap Dividend Fund	—	801,152	6,092,078	16,382,086	2,102,724	1,064,532	559,221	27,001,793
Japan Hedged Equity Fund	—	—	—	—	—	—	—	—
Global ex-U.S. Growth Fund	—	638,234	3,657,374	8,823,117	—	7,147,898	1,079,439	21,346,062
Japan SmallCap Dividend Fund	6,631	450,744	2,793,131	13,069,045	3,661,232	214,161	2,815,625	23,010,569
Asia Pacific ex-Japan Fund	2,486	434,717	1,942,155	11,545,171	2,148,087	1,723,704	2,185,038	19,981,358
Australia Dividend Fund	—	23,230	2,237,436	10,402,798	2,670,223	3,869,049	109,284	19,312,020
International LargeCap Dividend Fund	12,856	911,666	10,714,056	21,950,675	8,092,071	2,494,279	9,747,828	53,923,431
International Dividend ex-Financials Fund	—	—	38,137,926	106,422,557	—	16,711,910	10,693,087	171,965,480
International MidCap Dividend Fund	—	2,200,353	10,045,031	49,400,362	11,183,904	4,451,056	11,414,543	88,695,249
International SmallCap Dividend Fund	—	2,417,649	31,684,635	176,126,796	6,365,431	10,851,159	—	227,445,670
Emerging Markets Equity Income Fund	—	166,963	3,240,763	32,150,807	561,494	264,028,647	—	300,148,674
Emerging Markets SmallCap Dividend Fund	—	—	4,224,150	9,367,814	4,882,951	99,290,783	42,392,720	160,158,418
Middle East Dividend Fund	—	—	41,648	6,522,827	763,315	75,362	791,372	8,194,524
Europe Hedged Equity Fund	—	—	—	108,824	1,617,839	33,154	1,411,732	3,171,549
Commodity Country Equity Fund	—	—	—	11,126,004	3,769,123	721,400	168,518	15,785,045
Global Natural Resources Fund	—	45,822	1,245,793	4,858,681	6,793,018	1,483,020	787,077	15,213,411
Global ex-U.S. Utilities Fund	—	13,301	1,722,994	5,793,876	1,986,702	502,829	12,796,730	22,816,432
Global ex-U.S. Real Estate Fund	—	261,244	12,351,482	23,011,711	10,538,886	516,698	8,211,015	54,891,036
China Dividend ex-Financials Fund	—	—	—	—	—	—	—	—
*	Under the recently enacted Regulated Investment Company Modernization Act of 2010, a Fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The character of theses losses is noted above.

WisdomTree International Dividend and Sector Funds	159

Notes to Financial Statements (continued)

Capital losses incurred after October 31 (“post-October capital losses”) and with the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

During the fiscal year ended March 28, 2013, the following Funds incurred and will elect to defer post-October capital losses and late year ordinary losses as follows:

Fund	Late Year Ordinary Loss	Short-Term Post-October Capital Losses	Long-Term Post-October Capital Losses
DEFA Fund	—	$212,820	$3,744,398
DEFA Equity Income Fund	—	240,710	1,254,547
Global Equity Income Fund	—	47,063	444,641
Europe SmallCap Dividend Fund	—	164,752	211,258
Japan Hedged Equity Fund	—	—	—
Global ex-U.S. Growth Fund	—	—	21,008
Japan SmallCap Dividend Fund	—	—	834,963
Asia Pacific ex-Japan Fund	—	—	—
Australia Dividend Fund	—	—	13,822
International LargeCap Dividend Fund	—	46,612	2,234,481
International Dividend ex-Financials Fund	—	510,683	5,981,525
International MidCap Dividend Fund	—	—	—
International SmallCap Dividend Fund	—	—	1,132,938
Emerging Markets Equity Income Fund	—	—	470,636
Emerging Markets SmallCap Dividend Fund	—	—	—
Middle East Dividend Fund	—	—	—
Europe Hedged Equity Fund	—	—	—
Commodity Country Equity Fund	—	—	98,024
Global Natural Resources Fund	—	53,706	312,125
Global ex-U.S. Utilities Fund	—	—	73,141
Global ex-U.S. Real Estate Fund	—	—	304,890
China Dividend ex-Financials Fund	53,080	—	—

During the fiscal year ended March 28, 2013, the following Funds utilized capital loss carryforwards of the noted amounts to offset realized gains.

Fund	Utilized Capital Loss Carryforwards
DEFA Fund	$—
DEFA Equity Income Fund	—
Global Equity Income Fund	—
Europe SmallCap Dividend Fund	—
Japan Hedged Equity Fund	35,675,445
Global ex-U.S. Growth Fund	—
Japan SmallCap Dividend Fund	284,985
Asia Pacific ex-Japan Fund	—
Australia Dividend Fund	—
International LargeCap Dividend Fund	—
International Dividend ex-Financials Fund	—
International MidCap Dividend Fund	—
International SmallCap Dividend Fund	—
Emerging Markets Equity Income Fund	—
Emerging Markets SmallCap Dividend Fund	—

160	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (continued)

During the fiscal year ended March 28, 2013, the following Funds utilized capital loss carryforwards of the noted amounts to offset realized gains.

Fund	Utilized Capital Loss Carryforwards
Middle East Dividend Fund	$—
Europe Hedged Equity Fund	—
Commodity Country Equity Fund	—
Global Natural Resources Fund	—
Global ex-U.S. Utilities Fund	—
Global ex-U.S. Real Estate Fund	—
China Dividend ex-Financials Fund	—

At March 28, 2013, the effect of permanent “book/tax” reclassifications resulted in increases (decreases) to the components of net assets as follows:

Fund	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid-in Capital
DEFA Fund	$330,115	$(4,716,374)	$4,386,259
DEFA Equity Income Fund	(15,560)	15,560	—
Global Equity Income Fund	(10,116)	10,116	—
Europe SmallCap Dividend Fund	147,958	(147,958)	—
Japan Hedged Equity Fund	6,792,194	(8,661,688)	1,869,494
Global ex-U.S. Growth Fund	(8,155)	(460,872)	469,027
Japan SmallCap Dividend Fund	2,268,199	(5,593,320)	3,325,121
Asia Pacific ex-Japan Fund	(2,918)	(636,513)	639,431
Australia Dividend Fund	1,851	(1,004,662)	1,002,811
International LargeCap Dividend Fund	(11,146)	11,146	—
International Dividend ex-Financials Fund	(83,776)	(1,980,379)	2,064,155
International MidCap Dividend Fund	105,857	(508,705)	402,848
International SmallCap Dividend Fund	4,003,887	(4,787,724)	783,837
Emerging Markets Equity Income Fund	3,082,672	(49,620,084)	46,537,412
Emerging Markets SmallCap Dividend Fund	5,795,307	(40,244,785)	34,449,478
Middle East Dividend Fund	923	(923)	—
Europe Hedged Equity Fund	(50,621)	(1,409,821)	1,460,442
Commodity Country Equity Fund	(9,516)	(388,852)	398,368
Global Natural Resources Fund	(468)	48,286	(47,818)
Global ex-U.S. Utilities Fund	(18,505)	20,514	(2,009)
Global ex-U.S. Real Estate Fund	1,987,133	(2,572,128)	584,995
China Dividend ex-Financials Fund	23,251	(2,781)	(20,470)

The differences are primarily due to redemptions-in-kind, currency gain/loss, Passive Foreign Investment Companies (“PFICs”), the tax treatment of income earned from investments in partnerships, non-deductible expenses, and non-dividend distributions from underlying investments and the tax treatment of net operating losses.

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. As of and during the fiscal year ended March 28, 2013, the Funds did not have any liabilities for unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in the future. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Generally, each of the tax years in the four-year period ended March 31, 2013, remains subject to examination by taxing authorities.

Appropriate tax adjustments have been made to the tax cost of investments, accumulated earnings on a tax basis, capital loss carryforwards, post-October losses and utilized capital loss carryforwards in accordance with March 31, 2013, the tax year end of the Funds.

WisdomTree International Dividend and Sector Funds	161

Notes to Financial Statements (continued)

7. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are Funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the fiscal year ended March 28, 2013 are as follows:

Fund Affiliates	Value at 03/31/2012	Purchases/ Additions	Sales/ Reductions	Value at 03/28/2013	Dividend Income
DEFA Fund
WisdomTree International Dividend ex-Financials Fund	$388,791	$12,927,879	$13,328,641	$—	$94,723

DEFA Equity Income Fund
WisdomTree International LargeCap Dividend Fund	$820,710	$6,267,015	$6,658,663	$465,814	$24,564

Global Equity Income Fund
WisdomTree DEFA Equity Income Fund	$178,611	$2,240,502	$2,301,808	$126,313	$10,392
WisdomTree Equity Income Fund	59,494	746,826	768,585	42,590	2,083
Total	$238,105	$2,987,328	$3,070,393	$168,903	$12,475

Europe SmallCap Dividend Fund
WisdomTree International MidCap Dividend Fund	$1,251	$480,623	$491,681	$—	$1,652

Global ex-U.S. Growth Fund
WisdomTree DEFA Fund	$70,044	$760,592	$820,995	$4,038	$5,060
WisdomTree Emerging Markets Equity Income Fund	46,606	508,056	541,573	2,588	3,008
WisdomTree India Earnings Fund	268,744	404,625	651,371	—	1,722
Total	$385,394	$1,673,273	$2,013,939	$6,626	$9,790

Japan SmallCap Dividend Fund
WisdomTree Japan Hedged Equity Fund	$—	$3,073,684	$3,150,277	$—	$961

Asia Pacific ex-Japan Fund
WisdomTree Global ex-U.S. Real Estate Fund	$—	$1,668,229	$1,691,274	$—	$14,110
WisdomTree India Earnings Fund	2,198,209	66,930	2,014,107	—	4,741
Total	$2,198,209	$1,735,159	$3,705,381	$—	$18,851

International LargeCap Dividend Fund
WisdomTree International MidCap Dividend Fund	$30,021	$4,591,067	$4,671,242	$675	$18,497

International Dividend ex-Financials Fund
WisdomTree International LargeCap Dividend Fund	$5,215	$6,965,566	$6,978,343	$27,106	$30,213

International MidCap Dividend Fund
WisdomTree Australia Dividend Fund	$41,611	$1,580,570	$1,437,315	$187,198	$10,504
WisdomTree Japan Hedged Equity Fund	41,402	1,587,363	1,499,948	193,619	4,535
Total	$83,013	$3,167,933	$2,937,263	$380,817	$15,039

International SmallCap Dividend Fund
WisdomTree Europe SmallCap Dividend Fund	$126,577	$2,454,233	$2,257,656	$400,395	$6,059
WisdomTree Japan SmallCap Dividend Fund	105,609	2,049,332	1,834,625	327,930	3,393
Total	$232,186	$4,503,565	$4,092,281	$728,325	$9,452

Emerging Markets Equity Income Fund
WisdomTree Global Equity Income Fund	$2,136,100	$—	$2,033,841	$—	$—

Emerging Markets SmallCap Dividend Fund
WisdomTree Emerging Markets Equity Income Fund	$831,370	$14,980,854	$16,489,572	$15,582	$31,113
WisdomTree India Earnings Fund	7,457,099	5,578,398	12,225,137	—	18,946
Total	$8,288,469	$20,559,252	$28,714,709	$15,582	$50,059

Europe Hedged Equity Fund
WisdomTree DEFA Fund	$34,707	$495,793	$536,966	$—	$3,974

162	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (continued)

Fund Affiliates	Value at 03/31/2012	Purchases/ Additions	Sales/ Reductions	Value at 03/28/2013	Dividend Income
Commodity Country Equity Fund
WisdomTree Global Natural Resources Fund	$12,952	$698,468	$694,111	$3,702	$2,661

Global Natural Resources Fund
WisdomTree Global Equity Income Fund	$—	$632,942	$609,475	$26,991	$2,063
WisdomTree India Earnings Fund	175,429	—	155,357	—	412
Total	$175,429	$632,942	$764,832	$26,991	$2,475

Global ex-U.S. Utilities Fund
WisdomTree Global ex-U.S. Real Estate Fund	$—	$904,738	$906,259	$1,383	$6,376
WisdomTree India Earnings Fund	158,501	—	140,878	—	372
Total	$158,501	$904,738	$1,047,137	$1,383	$6,748

Global ex-U.S. Real Estate Fund
WisdomTree Global Natural Resources Fund	$—	$2,368,298	$2,330,240	$—	$7,384

8. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, FASB issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosures are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparisons between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASU 2011-11 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods.

On January 31, 2013, FASB issued Accounting Standards Update No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”). ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions. The disclosures are required irrespective of whether the transactions are offset in the statement of assets and liabilities. The effective date and transition of the disclosure requirements in ASU 2011-11 remain unchanged.

At this time, management is evaluating the implications of ASU 2011-11 and ASU 2013-01 and their impact on the Trust’s financial statements.

9. LEGAL MATTER

On December 1, 2011, Research Affiliates, LLC (“Research Affiliates”) filed a complaint in the United States District Court for the Central District of California, naming the Trust, WTAM, and its parent company, WisdomTree Investments, along with other parties, as defendants. The complaint alleged that the fundamentally weighted investment methodology developed by WisdomTree Investments and employed by the Trust infringes three of plaintiff’s patents. The complaint sought both unspecified monetary damages to be determined and an injunction to prevent further infringement.

On November 7, 2012, Research Affiliates agreed to withdraw its suit and defendants agreed to withdraw their counterclaims and entered into a settlement agreement. Under the settlement, all parties exchanged releases for all existing claims. The other material terms of the settlement are as follows:

•

Research Affiliates agreed not to sue the Trust, WTAM and WisdomTree Investments (the “WisdomTree Parties”) for any future claims arising under any current patents held by Research Affiliates, as well as any future patents relating to fundamentally-weighted indexes and strategies that may issue under existing or future patent applications that may be filed by Research Affiliates within the next eight years, subject to reduction by up to three years if Research Affiliates is acquired. The covenant not to sue extends to service providers and customers of the WisdomTree Parties in connection with their products and services.

WisdomTree International Dividend and Sector Funds	163

Notes to Financial Statements (continued)

•

The WisdomTree Parties agreed not to sue Research Affiliates for any future claims arising under any current patents held by the WisdomTree Parties, as well as any future patents relating to fundamentally-weighted indexes and strategies that may issue under existing or future patent applications that may be filed by the WisdomTree Parties within the next eight years, subject to reduction by up to three years if any of the WisdomTree Parties are acquired. The covenant not to sue extends to service providers and customers of Research Affiliates in connection with Research Affiliates’ products and services.

•

Research Affiliates and the WisdomTree Parties agreed that the covenants not to sue do not include a right under each party’s patents to copy the other party’s methodologies. They have further agreed that it is not copying if Research Affiliates introduces an index or strategy that uses at least three fundamental factors to weight its indexes and they are not predominantly dividend-or earnings-weighted, or any of the WisdomTree Parties introduces an index or strategy that is weighted by less than three fundamental factors.

•	The parties also agreed not to challenge the other party’s patents or patent applications.

•

Research Affiliates agreed to a one-time payment of $0.7 million to WisdomTree Investments. The WisdomTree Parties and the other defendants were not required to make any current or future payments to Research Affiliates.

All other terms of the settlement are confidential and the settlement will not affect the current methodologies and fees for any of the Trust’s Funds.

WTAM and WisdomTree Investments had previously contractually agreed to indemnify the Trust and pay any losses, claims and damages (including legal fees) incurred by the Trust or a Fund in connection with the complaint so the Trust incurred no out-of-pocket expense in connection with this lawsuit.

164	WisdomTree International Dividend and Sector Funds

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of WisdomTree Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of WisdomTree DEFA Fund, WisdomTree DEFA Equity Income Fund, WisdomTree Global Equity Income Fund, WisdomTree Europe SmallCap Dividend Fund, WisdomTree Japan Hedged Equity Fund, WisdomTree Global ex-U.S. Growth Fund, WisdomTree Japan SmallCap Dividend Fund, WisdomTree Asia Pacific ex-Japan Fund, WisdomTree Australia Dividend Fund, WisdomTree International LargeCap Dividend Fund, WisdomTree International Dividend ex-Financials Fund, WisdomTree International MidCap Dividend Fund, WisdomTree International SmallCap Dividend Fund, WisdomTree Emerging Markets Equity Income Fund, WisdomTree Emerging Markets SmallCap Dividend Fund, WisdomTree Middle East Dividend Fund, WisdomTree Europe Hedged Equity Fund (formerly, WisdomTree International Hedged Equity Fund), WisdomTree Commodity Country Equity Fund, WisdomTree Global Natural Resources Fund, WisdomTree Global ex-U.S. Utilities Fund, WisdomTree Global ex-U.S. Real Estate Fund and WisdomTree China Dividend ex-Financials Fund (twenty-two of the investment funds constituting the WisdomTree Trust (the “Trust”)) as of March 28, 2013, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).

Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 28, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WisdomTree DEFA Fund, WisdomTree DEFA Equity Income Fund, WisdomTree Global Equity Income Fund, WisdomTree Europe SmallCap Dividend Fund, WisdomTree Japan Hedged Equity Fund, WisdomTree Global ex-U.S. Growth Fund, WisdomTree Japan SmallCap Dividend Fund, WisdomTree Asia Pacific ex-Japan Fund, WisdomTree Australia Dividend Fund, WisdomTree International LargeCap Dividend Fund, WisdomTree International Dividend ex-Financials Fund, WisdomTree International MidCap Dividend Fund, WisdomTree International SmallCap Dividend Fund, WisdomTree Emerging Markets Equity Income Fund, WisdomTree Emerging Markets SmallCap Dividend Fund, WisdomTree Middle East Dividend Fund, WisdomTree Europe Hedged Equity Fund (formerly, WisdomTree International Hedged Equity Fund), WisdomTree Commodity Country Equity Fund, WisdomTree Global Natural Resources Fund, WisdomTree Global ex-U.S. Utilities Fund, WisdomTree Global ex-U.S. Real Estate Fund and WisdomTree China Dividend ex-Financials Fund of WisdomTree Trust at March 28, 2013, the results of their operations, the changes in their net assets and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York

May 28, 2013

WisdomTree International Dividend and Sector Funds	165

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

Approval of the Investment Advisory Agreement between the Trust and WTAM. The Trust and WTAM have entered into an investment advisory agreement, dated November 20, 2012, covering each of the Funds (the “Investment Advisory Agreement”). At a meeting held on March 1, 2012, the Board of Trustees approved the Investment Advisory Agreement to go into effect in the event of a change in control of WTAM with respect to each of the Funds, except the WisdomTree China Dividend Ex-Financials Fund (as discussed below). Subsequently, the Investment Advisory Agreement was approved by shareholders at a special meeting held on June 29, 2012 and reconvened on August 8, 2012. A change in control of WTAM took place on November 20, 2012, and the Investment Advisory Agreement became effective on that same date. The Investment Advisory Agreement approved by the Board of Trustees has fees, services and terms that are identical to the fees, services and terms of the investment advisory agreement between the Trust and WTAM that was in effect immediately prior to the change in control.

In approving the Investment Advisory Agreement, the Board of Trustees reviewed and analyzed the factors it deemed relevant, including: (i) the nature, quality, and extent of the services to be provided by WTAM to the Funds; (ii) Fund expenses and the investment performance of the Funds and WTAM; (iii) the costs of services to be provided and the profits to be realized by WTAM from its relationships with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; and (v) whether the fee levels reflect these economies of scale for the benefit of investors.

The Board of Trustees also considered the nature and quality of the services to be provided by WTAM to the Funds, recognizing WTAM’s operational capabilities and resources. The Board of Trustees also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including the selection of the Funds’ Sub-Advisers, oversight of the Sub-Advisers’ compliance with Fund policies and objectives, oversight of general Fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Funds.

The Board of Trustees gave substantial consideration to the fees payable to WTAM. The Board of Trustees examined the fees to be paid by each Fund in light of fees paid to other investment managers by comparable funds and the method of computing each Fund’s fee. After comparing the fees with those of comparable funds and in light of the quality and extent of services to be provided and the costs anticipated to be incurred by WTAM, the Board of Trustees concluded that the level of the fees paid to WTAM with respect to each Fund is fair and reasonable. The Board of Trustees evaluated WTAM’s costs and profitability in serving as investment adviser to the existing Funds, including the costs associated with the personnel, systems and equipment necessary to manage the Funds and the costs associated with compensating the Sub-Advisers.

Approval of the Sub-Advisory Agreement between WTAM and MCM. At the March 1, 2012 Board Meeting, the Board of Trustees also approved new sub-advisory agreements between WTAM and MCM to go into effect in the event of a change in control of WTAM, using many of the same considerations it used in connection with the approval of the Investment Advisory Agreement, as well as consideration of potential “fall-out” benefits to MCM and its affiliates (i.e., ancillary benefits that may be realized by MCM and its affiliates from MCM’s relations with the Funds, such as other service contracts). The sub-advisory agreements approved on March 1, 2012 had fees, services and terms that were identical to the fees, services and terms of the sub-advisory agreements between WTAM and MCM that were in effect on the date of the March 1, 2012 meeting, with the Board noting that WTAM, not the Funds, pays the fees to MCM under the sub-advisory agreement for each Fund. Subsequently, the new sub-advisory agreements were approved by shareholders at a special meeting held on June 29, 2012 and reconvened on August 8, 2012. At the same special meeting and adjournment, the shareholders approved manager of managers relief for each of the Funds, which permits WTAM and the Funds to retain sub-advisers and amend sub-advisory contracts without shareholder approval, subject to certain conditions. As noted above, a change in control of WTAM took place on November 20, 2012, and the new sub-advisory agreements approved by the Board of Trustees on March 1, 2012 became effective on November 20, 2012.

Approval of the Investment Advisory Agreement between the Trust and WTAM with respect to the WisdomTree China Dividend Ex-Financials Fund. At a meeting held on June 13, 2012, the Board of Trustees, after approving organizational matters for the WisdomTree China Dividend Ex-Financials Fund, including an investment advisory agreement between the Trust and WTAM, approved an investment advisory agreement between the Trust and WTAM to go into effect in the event of a change in control of WTAM, using many of the same considerations it used in connection with the approval, at the same meeting, of the investment advisory agreement between the Trust and WTAM. The subsequently approved investment advisory agreement had fees, services and terms that were identical to the fees, services and terms of the initially approved investment advisory agreement.

Based on these considerations and the overall high quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of WTAM and MCM, the Board of Trustees determined that the approval of the Investment Advisory Agreement and the sub-advisory agreements, as applicable, was in the best interests of each Fund. After full consideration of these and other factors, the Board of Trustees, including a majority of the Independent Trustees, with the assistance of independent counsel, approved the Investment Advisory Agreement and sub-advisory agreements, as applicable, for each Fund.

166	WisdomTree International Dividend and Sector Funds

Trustees and Officers Information (unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by WTAM and other service providers. The Board of Trustees elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The address of each Trustee and Officer is c/o WisdomTree Asset Management, Inc., 380 Madison Avenue, 21st Floor, New York, NY 10017.

Interested Trustee and Officers

Name (year of birth)	Position	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer+	Other Directorships Held by Trustee/ Officer
Jonathan Steinberg (1964)	Trustee, President*	Trustee and Officer since 2005	President, WisdomTree Trust since 2005; President, WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc; Chief Executive Officer, WisdomTree Investments, Inc.	47	Director, WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc.

David Castano*** (1971)	Treasurer*	Officer since 2013	Director of Fund Accounting & Administration, WisdomTree Asset Management, Inc. since 2011; Vice President of Legg Mason & Co. and served as Treasurer from 2010 to 2011 and Controller from 2006 to 2010 of certain mutual funds associated with Legg Mason & Co.; Assistant Treasurer of Lord Abbett mutual funds from 2004 to 2006.	47	None

Sarah English** (1977)	Secretary*	Officer since 2012	Counsel, WisdomTree Asset Management, Inc. since 2010; Attorney, NYFIX, Inc. 2006 to 2009.	47	None

Terry Jane Feld** (1960)	Chief Compliance Officer*	Officer since 2012	Chief Compliance Officer, WisdomTree Asset Management, Inc. since 2012; Senior Compliance Officer, WisdomTree Asset Management, Inc. since 2011; Senior Compliance Officer, TIAA-CREF, 2007 to 2010; Vice President/NASD-SEC Compliance, Mutual of America Life Insurance Co., 2004 to 2007.	47	None

+	As of March 28, 2013.

*	Elected by and serves at the pleasure of the Board of Trustees.

**	Sarah English and Terry Jane Feld were elected as officers to the Trust by the Board of Trustees on October 5, 2012.

***	Elected as an officer to the Trust by the Board of Trustees effective January 1, 2013.

WisdomTree International Dividend and Sector Funds	167

Trustees and Officers Information (unaudited) (concluded)

Independent Trustees

Name (year of birth)	Position	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee+	Other Directorships Held by Trustee
Joel Goldberg* (1945)	Trustee	Trustee since 2012	Attorney, Partner at Stroock & Stroock & Lavan LLP, 2010 to present; Attorney, Partner at Willkie Farr & Gallagher LLP, 2006 to 2010.	47	None

Toni Massaro (1955)**	Trustee	Trustee since 2006	Dean Emerita at the University of Arizona James E. Rogers College of Law (“Rogers College of Law”) since 2009 (distinguished Emerita in July 2009); Dean at the Rogers College of Law from 1999 to 2009; Regents’ Professor since 2006; Milton O. Riepe Chair in Constitutional Law since 1997; Professor at the Rogers College of Law since 1990.	47	None

Victor Ugolyn (1947)	Trustee, Chairman of the Board of Trustees	Trustee and Chairman since 2006	Private Investor, 2005 to Present; President and Chief Executive Officer of William D. Witter, Inc. from 2005 to 2006; Consultant to AXA Enterprise in 2004; Chairman, President and Chief Executive Officer of Enterprise Capital Management (subsidiary of The MONY Group, Inc.) and Enterprise Group of Funds, Chairman of MONY Securities Corporation, and Chairman of the Fund Board of Enterprise Group of Funds 1991 to 2004.	47	Member of the Board of Directors of New York Society of Security Analysts; Member of the Board of Governors of Naismith Memorial Basketball Hall of Fame

+	As of March 28, 2013.

*	Chair of the Governance and Nominating Committee. Joel Goldberg was appointed to the Board on October 5, 2012.

**	Chair of the Audit Committee.

168	WisdomTree International Dividend and Sector Funds

Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds fiscal year ended March 28, 2013, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2014.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year ended March 28, 2013, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income:

Fund	Qualified Dividend Income

DEFA Fund	$7,571,993
DEFA Equity Income Fund	4,258,301
Global Equity Income Fund	2,357,671
Europe SmallCap Dividend Fund	741,162
Japan Hedged Equity Fund	13,003,783
Global ex-U.S. Growth Fund	746,299
Japan SmallCap Dividend Fund	3,365,780
Asia Pacific ex-Japan Fund	17,053,505
Australia Dividend Fund	2,153,923
International LargeCap Dividend Fund	3,517,279
International Dividend ex-Financials Fund	14,893,100
International MidCap Dividend Fund	1,817,138
International SmallCap Dividend Fund	9,568,749
Emerging Markets Equity Income Fund	63,706,405
Emerging Markets SmallCap Dividend Fund	15,392,766
Middle East Dividend Fund	328,836
Europe Hedged Equity Fund	298,926
Commodity Country Equity Fund	546,762
Global Natural Resources Fund	733,307
Global ex-U.S. Utilities Fund	554,998
Global ex-U.S. Real Estate Fund	2,753,871
China Dividend ex-Financials Fund	—

The fund intends to elect to pass through to shareholders the credit for taxes paid during the fiscal year ended March 28, 2013, to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

Fund	Gross Foreign Income	Foreign Taxes Paid
DEFA Fund	$9,549,439	$455,862
DEFA Equity Income Fund	5,023,758	196,499
Global Equity Income Fund	2,419,949	158,346
Europe SmallCap Dividend Fund	1,041,399	88,614
Japan Hedged Equity Fund	59,975,469	4,277,209
Global ex-U.S. Growth Fund	1,729,540	150,956
Japan SmallCap Dividend Fund	3,559,222	252,388
Asia Pacific ex-Japan Fund	3,473,290	266,769
Australia Dividend Fund	2,151,767	21,828
International LargeCap Dividend Fund	4,233,501	183,418
International Dividend ex-Financials Fund	17,697,240	1,454,472
International MidCap Dividend Fund	2,294,053	135,680
International SmallCap Dividend Fund	13,746,728	861,540
Emerging Markets Equity Income Fund	174,877,962	20,344,453
Emerging Markets SmallCap Dividend Fund	37,765,441	5,366,466

WisdomTree International Dividend and Sector Funds	169

Supplemental Information (unaudited) (concluded)

Fund	Gross Foreign Income	Foreign Taxes Paid
Middle East Dividend Fund	$694,095	$36,589
Europe Hedged Equity Fund	359,258	29,790
Commodity Country Equity Fund	949,653	105,767
Global Natural Resources Fund	738,029	73,222
Global ex-U.S. Utilities Fund	1,077,778	93,548
Global ex-U.S. Real Estate Fund	3,628,229	207,653
China Dividend ex-Financials Fund	—	—

170	WisdomTree International Dividend and Sector Funds

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the Securities and Exchange Commission (“SEC”) no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, D.C. (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330), (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102 or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

Each Fund’s Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com.

WisdomTree International Dividend and Sector Funds	171

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols, as of March 28, 2013:

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund (DTD)

WisdomTree Equity Income Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree International Dividend Funds

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree Global Equity Income Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Global ex-U.S. Growth Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree China Dividend ex-Financials Fund (CHXF)

WisdomTree International Dividend

Sector Funds

WisdomTree Commodity Country Equity Fund (CCXE)

WisdomTree Global Natural Resources Fund (GNAT)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Domestic and International

Earnings Funds

WisdomTree Total Earnings Fund (EXT)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree India Earnings Fund (EPI)

WisdomTree Currency Funds

WisdomTree Brazilian Real Fund (BZF)

WisdomTree Chinese Yuan Fund (CYB)

WisdomTree Commodity Currency Fund (CCX)

WisdomTree Emerging Currency Fund (CEW)

WisdomTree Indian Rupee Fund (ICN)

WisdomTree Fixed Income Funds

WisdomTree Asia Local Debt Fund (ALD)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Euro Debt Fund (EU)

WisdomTree Global Corporate Bond Fund (GLCB)

WisdomTree Alternative Funds

WisdomTree Global Real Return Fund (RRF)

WisdomTree Managed Futures Strategy Fund (WDTI)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you cannot invest directly in an index.

There are risks associated with investing, including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Inflation protected securities do not eliminate risks associated with inflation or deflation. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

The Dow Jones Global Select Real Estate Securities (ex-US) Index is calculated, distributed and marketed by Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC, and has been licensed for use.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

WisdomTree Trust

380 Madison Avenue, 21st Floor

New York, NY 10017

WisdomTree International Dividend and Sector Funds

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree Global Equity Income Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Global ex-U.S. Growth Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree Europe Hedged Equity Fund (HEDJ)

(formerly, WisdomTree International Hedged Equity Fund (HEDJ))

WisdomTree Commodity Country Equity Fund (CCXE)

WisdomTree Global Natural Resources Fund (GNAT)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree China Dividend ex-Financials Fund (CHXF)

WisdomTree Fund shares are distributed by ALPS Distributors, Inc.

WIS005273 (05/2014)

Item 2.	Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial expert serving on the Registrant’s audit committee is Victor Ugolyn, who is an independent Trustee of the Trust, as that term is defined under Item 3(a) (2).

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $785,733 for 2013 and $732,480 for 2012.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2013 and $0 for 2012.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $396,220 for 2013 and $438,490 for 2012.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2013 and $0 for 2012.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Per Rule 2-01(c) (7) (A), the Registrant’s audit committee charter provides that the audit committee shall select and approve in advance the retention of independent accountants to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve prior to appointment the engagement of the principal accountant to provide other audit services to the Registrant or to provide non-audit services to the Registrant, its investment adviser, or any entity controlling, controlled by, or under common control with its investment adviser (“adviser/affiliate”) that provides ongoing services to the Registrant, if the engagement by the investment adviser or adviser affiliate relates directly to the operations and financial reporting of the Registrant. The audit committee must also, prior to appointment of the engagement of the principal accountant, review and approve the fees proposed to be charged to the Registrant by the auditors for each audit and non-audit service. The audit committee must also consider whether non-audit services provided by the Registrant’s principal accountant to the Registrant’s investment adviser, or adviser/affiliate that provides ongoing services to the Trust are compatible with maintaining the auditor’s independence.

(e)(2)	The Registrant’s Audit Committee has approved 100% of services described in each of Items 4(b) through (d) pursuant to paragraph (c) (7) (A) of Rule 2-01 of Regulation S-X.

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $436,220 for 2013 and $438,490 for 2012.

(h)	Not applicable.

Item 5.	Audit Committee of Listed registrants.

The Registrant is an issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a) (58)A of the Exchange Act. The Registrant’s audit committee members are Toni Massaro, Victor Ugolyn, and Joel Goldberg.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(12.other) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date	June 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date	June 7, 2013

By (Signature and Title)*	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date	June 7, 2013

* Print the name and title of each signing officer under his or her signature.